                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

                        American Independence Funds Trust
               (Exact name of registrant as specified in charter)

               335 Madison Avenue, Mezzanine, New York, NY 10017
              (Address of principal executive offices) (Zip code)

            BISYS Fund Services,3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 888-266-8787

Date of fiscal year end: 10/31/06

Date of reporting period: 07/31/06

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
STOCK FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (14.9%)
Altria Group, Inc.                                         51,900   $  4,150,443
ConAgra Foods, Inc.                                        56,800      1,221,200
Imperial Tobacco Group PLC - ADR                           53,800      3,510,450
Mattel, Inc.                                               89,500      1,614,580
The Stanley Works                                          45,700      2,073,409
UST, Inc.                                                  49,700      2,512,335
                                                                    ------------
                                                                      15,082,417
                                                                    ------------
CONSUMER STAPLES (3.4%)
Carnival Corp.                                             36,300      1,414,248
Dollar General Corp.                                       58,500        785,070
Gannett, Inc.                                              24,100      1,256,092
                                                                    ------------
                                                                       3,455,410
                                                                    ------------
ENERGY (14.5%)
Anadarko Petroleum Corp.                                   15,000        686,100
BP Amoco PLC - ADR                                         30,700      2,226,364
ChevronTexaco Corp.                                        14,200        934,076
ConocoPhillips                                             55,746      3,826,405
Duke Energy Corp.                                          90,400      2,740,928
Occidental Petroleum Corp.                                 38,800      4,180,700
                                                                    ------------
                                                                      14,594,573
                                                                    ------------
FINANCIALS (26.0%)
Allstate Corp.                                             51,800      2,943,276
Bank of America Corp.                                      74,467      3,837,285
Capital One Financial Corp.                                28,400      2,196,740
Citigroup, Inc.                                            67,633      3,267,350
Hartford Financial Services Group, Inc.                    21,100      1,790,124
J.P. Morgan Chase & Co.                                    21,500        980,830
MGIC Investment Corp.                                      26,600      1,513,806
SLM Corp.                                                  48,200      2,424,460
Washington Mutual, Inc.                                    62,900      2,811,630
Wells Fargo & Co.                                          33,200      2,401,688
XL Capital Ltd., Class A                                   32,400      2,063,880
                                                                    ------------
                                                                      26,231,069
                                                                    ------------
HEALTHCARE (17.5%)
American International Group, Inc.                         29,000      1,759,430
Baxter International, Inc.                                 60,800      2,553,600
Bristol-Myers Squibb Co.                                   83,500      2,001,495
Pfizer, Inc.                                              131,400      3,415,086
Schering-Plough Corp.                                      95,100      1,943,844
UnitedHealth Group, Inc.                                   21,800      1,042,694
Wellpoint Health Network, Inc. (a)                         49,900      3,717,550
Wyeth                                                      25,400      1,231,138
                                                                    ------------
                                                                      17,664,837
                                                                    ------------
INDUSTRIALS (8.8%)
3M Co.                                                     17,700      1,246,080
Burlington Northern Santa Fe Corp.                         31,200      2,149,992
Emerson Electric Co.                                       23,900      1,886,188
Honeywell International, Inc.                              28,800      1,114,560
Illinois Tool Works, Inc.                                  55,200      2,524,296
                                                                    ------------
                                                                       8,921,116
                                                                    ------------

INFORMATION TECHNOLOGY (1.4%)
American Power Conversion Corp.                            82,500      1,392,600
                                                                    ------------
MATERIALS (2.1%)
E.I. DuPont de Nemours & Co.                               31,900      1,265,154
Lyondell Petrochemical                                     37,100        826,217
                                                                    ------------
                                                                       2,091,371
                                                                    ------------
TELECOMMUNICATION SERVICES (6.9%)
Nokia Corp. - ADR                                         179,100      3,555,135
Verizon Communications, Inc.                              102,392      3,462,897
                                                                    ------------
                                                                       7,018,032
                                                                    ------------
UTILITIES (4.5%)
Dominion Resources, Inc. of Virginia                       19,700      1,546,056
Entergy Corp.                                              39,000      3,006,900
                                                                    ------------
                                                                       4,552,956
                                                                    ------------
TOTAL COMMON STOCKS (COST $78,391,923)                               101,004,381
                                                                    ============
INVESTMENT COMPANIES (0.2%)
Federated Government Obligations                          165,843        165,843
                                                                    ------------
Money Market Fund
TOTAL INVESTMENT COMPANIES (COST $165,843)                               165,843
                                                                    ============

TOTAL INVESTMENTS (COST $78,557,766) (B) - 100.2%                    101,170,224
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                          (185,902)
                                                                    ------------
NET ASSETS - 100.0%                                                 $100,984,322
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $390,780:

Unrealized Appreciation                                             $24,164,683
Unrealized (Depreciation)                                            (2,943,005)
                                                                    -----------
Net Unrealized Appreciation (Depreciation)                          $22,221,678
                                                                    ===========

ADR-American Depositary Receipt

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (96.7%)
AUSTRALIA (1.2%)
Bluescope Steel Ltd.                                       43,400   $    227,754
Macquarie Airports                                        138,600        327,040
National Australia Bank Ltd. (a)                           26,600        731,581
                                                                    ------------
                                                                       1,286,375
                                                                    ------------
CANADA (1.2%)
Manulife Financial Corp.                                   40,400      1,283,387
                                                                    ------------
FINLAND (3.6%)
Nokia Oyj                                                 128,200      2,542,844
Nordea Bank AB                                             42,500        531,956
UPM-Kymmene Oyj (a)                                        36,400        807,071
                                                                    ------------
                                                                       3,881,871
                                                                    ------------
FRANCE (9.7%)
BNP Paribas S.A                                            20,500      1,995,122
Carrefour S.A. (a)                                         24,200      1,508,636
France Telecom S.A. (a)                                    45,900        961,428
Sanofi-Aventis S.A. (a)                                    20,500      1,949,301
Total S.A                                                  42,400      2,883,673
Vinci S.A                                                  10,600      1,076,977
                                                                    ------------
                                                                      10,375,137
                                                                    ------------
GERMANY (10.7%)
BASF AG (a)                                                13,400      1,080,099
Bayer AG (a)                                                4,500        221,563
Bayerische Motoren Werke (BMW) AG (a)                      23,300      1,203,448
Celesio AG                                                 25,800      1,209,004
Deutsche Bank AG (a)                                        9,700      1,122,681
Deutsche Post AG                                           56,100      1,388,600
Deutsche Telekom AG                                        62,100        961,290
E.ON AG (a)                                                 8,200        989,706
Muenchener                                                 12,000      1,653,417
Rueckversicherungs-Gesellschaft AG (a)
Siemens AG (a)                                             18,900      1,525,354
                                                                    ------------
                                                                      11,355,162
                                                                    ------------
HONG KONG (1.2%)
Cheung Kong (Holdings) Ltd. (a)                            52,500        568,926
Henderson Land Development Co. Ltd. (a)                   121,800        667,793
                                                                    ------------
                                                                       1,236,719
                                                                    ------------
IRELAND (1.3%)
CRH PLC                                                    21,000        676,425
CRH PLC (Dublin Listing) (a)                                  200          6,437
DePfa Bank PLC                                             39,400        666,765
                                                                    ------------
                                                                       1,349,627
                                                                    ------------
ITALY (4.6%)
Banco Popolare di Verona e Novara Scrl                     39,400      1,122,177
Enel S.p.A                                                 65,600        578,952
Lottomatica S.p.A                                          30,400      1,129,866
Unicredito Italiano S.p.A. (a)                            273,000      2,100,778
                                                                    ------------
                                                                       4,931,773
                                                                    ------------
JAPAN (22.1%)

Canon, Inc. (a)                                            53,400      2,566,815
East Japan Railway Co. (a)                                    157      1,168,289
Honda Motor Co. Ltd. (a)                                   70,600      2,328,082
Mitsubishi UFJ Financial Group, Inc.                          163      2,303,585
NEC Corp. (a)                                             214,700      1,187,471
Nintendo Co. Ltd.                                          18,200      3,399,302
Nissan Motor Co. Ltd. (a)                                 211,200      2,277,268
Nomura Holdings, Inc. (a)                                  75,300      1,336,784
Sankyo Co. Ltd.                                            16,400        899,904
Shin-Etsu Chemical Co. Ltd. (a)                            28,300      1,639,292
Sony Corp. (a)                                             57,300      2,639,309
Sumitomo Trust & Banking Co. Ltd. (a)                     153,300      1,627,550
                                                                    ------------
                                                                      23,373,651
                                                                    ------------
NETHERLANDS (6.9%)
ABN AMRO Holding N.V. (a)                                  24,100        667,016
European Aeronautic Defence and Space                      37,600      1,082,916
Company
ING Groep N.V                                              34,300      1,392,222
Royal Dutch Shell PLC (Class A)                            68,200      2,410,205
TNT N.V. (a)                                               36,200      1,293,650
Wolters Kluwer N.V. (a)                                    22,400        527,557
                                                                    ------------
                                                                       7,373,566
                                                                    ------------
NEW ZEALAND (0.6%)
Telecom Corp. of New Zealand Ltd. (a)                     247,400        623,197
                                                                    ------------
NORWAY (2.4%)
DnB Nor ASA (a)                                            63,400        803,901
Statoil ASA                                                30,300        898,927
Telenor ASA                                                69,700        889,450
                                                                    ------------
                                                                       2,592,278
                                                                    ------------
PORTUGAL (0.5%)
Energias de Portugal S.A                                  142,700        564,997
                                                                    ------------
SPAIN (0.9%)
Telefonica S.A. (a)                                        58,900        996,010
                                                                    ------------
SWEDEN (0.9%)
Volvo AB (a)                                               17,200        910,817
                                                                    ------------
SWITZERLAND (7.0%)
Compagnie Financiere Richemont S.A                         20,900        942,895
Credit Suisse Group                                        21,900      1,227,447
Nestle S.A                                                  4,400      1,442,286
Novartis AG                                                34,300      1,948,927
Swiss Reinsurance Co.                                      22,800      1,640,221
UBS AG                                                      5,400        293,879
                                                                    ------------
                                                                       7,495,655
                                                                    ------------
UNITED KINGDOM (19.3%)
Anglo American PLC                                         20,800        868,302
AstraZeneca  PLC (a)                                       17,800      1,086,838
BAE Systems PLC (a)                                       153,900      1,026,929
Boots Group PLC                                            99,766      1,465,062
BP PLC (a)                                                233,600      2,814,247
British American Tobacco Industries                        47,100      1,269,454
PLC (a)
BT Group PLC                                              141,200        627,025
Centrica PLC                                              114,300        625,523
Diageo PLC (a)                                             69,100      1,214,500
Drax Group PLC                                             16,200        270,509
HBOS PLC                                                   36,200        658,901
HSBC Holdings PLC (a)                                      60,500      1,096,037
Imperial Tobacco Group PLC                                 65,800      2,150,769

Marks & Spencer Group PLC                                  72,500        807,752
National Grid PLC                                          73,500        836,741
Pearson PLC (a)                                            58,800        798,439
Rentokil Initial PLC                                       83,000        253,857
Rolls-Royce Group PLC                                      61,600        507,111
Rolls-Royce Group PLC (Class B)                         2,340,300          4,489
Smiths Group PLC (a)                                       25,000        420,955
Vodafone Group PLC                                        528,062      1,146,590
Yell Group PLC                                             62,700        596,094
                                                                    ------------
                                                                      20,546,124
                                                                    ------------
UNITED STATES (2.6%)
Kookmin Bank ADR                                           20,000      1,724,800
Teva Pharmaceutical Industries Ltd.                        31,900      1,055,252
TI Automotive Ltd.                                         26,300              0
                                                                    ------------
                                                                       2,780,052
                                                                    ------------
TOTAL COMMON STOCK (COST $88,203,788)                                102,956,398
                                                                    ============
INVESTMENT COMPANIES (3.7%)
Dreyfus Cash Management Money                           1,973,039      1,973,039
Market Fund
Dreyfus Cash Management Plus Money                      1,973,039      1,973,039
Market Fund
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $3,946,078)                           3,946,078
                                                                    ============
TOTAL INVESTMENTS (COST $92,149,866) (B) - 100.4%                    106,902,476
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                          (469,513)
                                                                    ------------
NET ASSETS - 100.0%                                                 $106,432,963
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $542,423:

Unrealized Appreciation                                             $ 19,042,431
Unrealized (Depreciation)                                             (4,832,244)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $(14,210,187)
                                                                    ============

ADR-American Depositary Receipt

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
SHORT-TERM BOND FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ASSET BACKED SECURITIES (18.1%)
Asset Backed Securities Corp., Series                   $   22,840   $    22,947
2001-HE2, Class A1, 5.89%, 6/15/31 *
Brazos Student Loan Finance Corp.,                         219,110       218,961
Series 1997-A, Class A2, 5.38%, 12/1/21 *
Chase Funding Mortgage Loan                                  5,704         5,706
Asset-Backed Certificates, Series 2001-3,
Class 2A1, 5.89%, 10/25/31 *
Chase Manhattan Auto Owner Trust,                        1,500,000     1,474,956
Series 2005-A, Class A3, 3.87%,
6/15/09
Countrywide Asset-Backed Certificates,                      64,183        64,289
Series 2003-BC1, Class A1, 5.79%,
3/25/33 *
Countrywide Asset-Backed Certificates,                      17,230        17,296
Series 2003-SD3, Class A1, 5.81%,
12/25/32 * (a)
Countrywide Home Equity Loan Trust,                        147,571       148,015
Series 2004-I, Class A, 5.66%, 5/15/29 *
Countrywide Home Equity Loan Trust,                        269,786       270,906
Series 2002-G, Class A, 5.74%, 12/15/28 *
CPS Auto Trust, Series 2005-C, Class                       314,811       312,430
A1, 4.52%, 3/15/10 (a)
Fannie Mae Grantor Trust, Series                            29,761        29,766
2003-T4, Class 1A, 5.50%, 9/26/33 *
Fannie Mae Grantor Trust, Series                           193,609       193,615
2002-T13, Class A1, 5.49%, 8/25/32 *
Fannie Mae Grantor Trust, Series                           310,591       310,638
2002-T5, Class A1, 5.51%, 5/25/32 *
Fannie Mae Whole Loan, Series 2001-                         54,471        54,475
W1, Class AV1, 5.63%, 8/25/31 *
Fifth Third Home Equity Loan Trust,                        297,954       298,604
Series 2003-1, Class A, 5.52%, 9/20/23 *
First Horizon ABS Trust, Series                             85,200        85,259
2004-HE1, Class A, 5.60%, 1/25/24 *
First Horizon ABS Trust, Series                            168,033       168,574
2004-HE3, Class A, 5.68%, 10/25/34 *
Fleet Home Equity Loan Trust, Series                       142,991       143,170
2003-1, Class A, 5.52%, 1/20/33 *
GMAC Mortgage Corp. Loan Trust,                             94,354        94,604
Series 2001-HE3, Class A2, 5.67%,
3/25/27 *
Golden Securities Corp., Series 2003-A,                    141,698       141,762
Class A1, 5.65%, 12/2/13 * (a)
Greenpoint Home Equity Loan Trust,                         122,246       122,645
Series 2004-1, Class A, 5.62%, 7/25/29 *
Honda Auto Receivables Owner Trust,                        335,545       329,089
Series 2003-2, Class A4, 2.16%,
10/21/08
Honda Auto Receivables Owner Trust,                      1,500,000     1,482,786

Series 2005-2, Class A3, 3.93%,
1/15/09
Household Automotive Trust, Series                         400,000       390,417
2005-1, Class A4, 4.35%, 6/18/12
MSDWCC Heloc Trust, Series 2003-1,                         141,674       141,718
Class A, 5.66%, 11/25/15 *
Navistar Financial Corp. Owner Trust,                      500,000       492,311
Series 2005-A, Class A3, 4.22%,
2/15/10
Onyx Acceptance Owner Trust, Series                        300,000       293,558
2004-C, Class A4, 3.50%, 12/15/11
Option One Mortgage Loan Trust, Series                      37,886        37,959
2003-1, Class A2, 5.81%, 2/25/33 *
Residential Funding Mortgage                               135,724       135,981
Securities, Series 2003-HS3, Class A2B,
5.68%, 8/25/33 *
Residential Funding Securities Corp.,                       47,069        47,112
Series 2003-RP1, Class A, 5.89%,
11/25/34 * (a)
Residential Funding Securities Corp.,                        3,365         3,365
Series 2004-RP1, Class A2A, 5.69%,
11/25/42 * (a)
USAA Auto Owner Trust, Series                              236,897       235,337
2003-1, Class A4, 2.04%, 2/16/10
USAA Auto Owner Trust, Series                            1,000,000       986,487
2005-2, Class A3, 4.00%, 12/15/09
Wachovia Asset Securitization, Inc.,                       930,446       931,897
Series 2002-HE2, Class A, 5.82%,
12/25/32 *
Wachovia Asset Securitization, Inc.,                       139,912       140,297
Series 2003-HE2, Class AII1, 5.65%,
7/25/33 *
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
(AMORTIZED COST $9,911,384)                                            9,826,932
                                                                     ===========
COLLATERALIZED MORTGAGE OBLIGATIONS (12.3%)
Bank of America Mortgage Securities,                         6,958         6,998
Series 2002-G, Class 2A1, 6.66%,
7/20/32 *
Countrywide Home Equity Loan Trust,                        259,565       260,617
Series 2004-25, Class 1A3, 5.75%,
2/25/35 *
Countrywide Home Loans, Series                             566,116       568,774
2004-R1, Class 1AF, 5.79%, 11/25/34 *
(a)
Countrywide Home Loans, Series                             567,445       568,650
2005-11, Class 4A1, 5.66%, 2/28/35 *
CS First Boston Mortgage Securities                         59,020        58,874
Corp., Series 2003-AR2, Class 2A1,
4.88%, 2/25/33 *
CS First Boston Mortgage Securities                         42,084        42,334
Corp., Series 2002-AR17, Class 2A1,
5.45%, 12/19/39 *
Freddie Mac, Series 1694, Class PQ,                        140,446       140,944
6.50%, 9/15/23
Freddie Mac Structured Pass Through                        176,256       177,223
Securities, Series T-54, Class 4A, 5.30%,
2/25/43 *
Freddie Mac Structured Pass Through                        380,465       380,491

Securities, Series T-31, Class A7, 5.64%,
5/25/31 *
Freddie Mac Structured Pass Through                         91,938        92,356
Securities, Series T-32, Class A1, 5.65%,
8/25/31 *
Freddie Mac Structured Pass Through                        853,275       878,341
Securities, Series T-57, Class 1A2,
7.00%, 7/25/43
Freddie Mac, Structured Pass Through                       560,031       555,577
Securities, Series T-63, Class 1A1,
5.21%, 2/25/45 *
GSMPS Mortgage Loan Trust, Series                          591,108       593,991
2004-4, Class 1AF, 5.79%, 6/25/34 * (a)
GSMPS Mortgage Loan Trust, Series                          487,063       487,798
2005-RP3, Class 1AF, 5.74%, 9/25/35 * (a)
Master Specialized Loan Trust, Series                      180,808       181,062
2004-1, Class A1, 5.79%, 7/25/34 * (a)
Merrill Lynch Mortgage Investors, Inc.,                    106,031       104,190
Series 2003-A2, Class 2A2, 4.21%,
2/25/33
MLCC Mortgage Investors, Inc., Series                      186,030       186,843
2003-B, Class A1, 5.73%, 4/25/28 *
MLCC Mortgage Investors, Inc., Series                      216,178       217,145
1999-A, Class A, 5.75%, 3/15/25 *
Nationslink Funding Corp., Series                            9,210         9,196
1999-SL, Class A4, 6.65%, 11/10/30
SBA Participation Certificates, Series                      67,012        68,978
2000-10C, Class 1, 7.88%, 5/1/10
SBA, Series 1996-P10C, Class 1,                             82,296        82,324
7.35%, 8/10/06
Sequoia Mortgage Trust, Series 7, Class                    150,535       150,560
A, 5.72%, 6/20/32 *
Sequoia Mortgage Trust, Series 10,                         185,701       185,951
Class 1A, 5.78%, 10/20/27 *
Sequoia Mortgage Trust, Series 9, Class                    217,066       217,281
1A, 5.73%, 9/20/32 *
Structured Asset Securities Corp., Series                   90,008        87,546
2003-9A, Class 2A1, 3.83%, 3/25/33
Washington Mutual, Series 2005-AR1,                        369,572       370,246
Class A1A, 5.71%, 1/25/45 *
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(AMORTIZED COST $6,700,494)                                            6,674,290
                                                                     ===========
CORPORATE BONDS (3.1%)
FINANCIALS (3.1%)
American Express Centurion, 5.46%,                         300,000       300,335
7/19/07 *
Bank One Corp., 6.88%, 8/1/06                              150,000       150,000
Bear Stearns Co., 5.60%, 9/15/06 *                         200,000       200,079
General Electric Capital Corp., 5.56%,                     145,000       145,095
1/5/07 *
Hartford Life Global Fund, 5.50%,                          200,000       200,558
9/15/09 *
John Hancock Global Funding II,                            250,000       250,604
5.68%, 4/3/09 * (a)
Merrill Lynch & Co., 5.75%, 1/2/08 *                       100,000       100,277
National City Bank, 5.39%, 2/7/08 *                        200,000       200,167
Nationwide Life Global Funding, 5.26%,                     150,000       150,169
5/15/07 * (a)
                                                                     -----------

TOTAL CORPORATE BONDS (AMORTIZED COST $1,695,102)                      1,697,284
                                                                     -----------
MEDIUM TERM/SENIOR NOTES (2.6%)
FINANCIALS (2.6%)
American General Finance, Series H,
5.58%, 4/5/07 *                                            325,000       325,256
American Honda Finance, 5.60%,
4/13/07 * (a)                                              175,000       175,184
Citigroup Global, Series A, 5.41%,
12/12/06 *                                                 300,000       300,114
Goldman Sachs Group, Inc., 5.65%,
1/9/07 *                                                   300,000       300,235
JP Morgan Chase & Co., Series C,
5.43%, 12/12/06 *                                          300,000       300,191
                                                                     -----------
TOTAL MEDIUM TERM/SENIOR NOTES
(AMORTIZED COST $1,400,114)                                            1,400,980
                                                                     ===========
TAXABLE MUNICIPAL BONDS (9.4%)
ARIZONA (0.2%)
State, Educational Loan Marketing
Corp., Series A-1, 5.40%, 12/1/37 *                        100,000       100,000
                                                                     -----------
GEORGIA (0.3%)
Municipal Electric Authority, 4.95%,                       150,000       149,669
1/1/07
                                                                     -----------
ILLINOIS (0.5%)
Cook County, School District #68,                          250,000       249,878
5.20%, 12/1/06
                                                                     -----------
MASSACHUSETTS (0.5%)
State, Series D, 4.43%, 1/1/07                             250,000       249,023
                                                                     -----------
MICHIGAN (0.5%)
State, GO, 3.99%, 11/1/07                                  250,000       246,073
                                                                     -----------
MINNESOTA (0.7%)
Savage Minnesota, GO, 4.85%, 2/1/07                        200,000       199,310
State, Colleges and Universities, Series
B, 5.00%, 10/1/06                                          200,000       199,862
                                                                     -----------
                                                                         399,172
                                                                     -----------
MISSOURI (1.8%)
Higher Education Loan Authority, Series                    400,000       400,000
N, 5.45%, 7/1/32 *
State, Series E, 5.35%, 5/1/44 *                           600,000       599,999
                                                                     -----------
                                                                         999,999
                                                                     -----------
NEW YORK (0.9%)
New York, Series L, 4.00%, 12/1/06                         300,000       298,584
Ulster County, GO, 4.95%, 11/15/06                         200,000       199,722
                                                                     -----------
                                                                         498,306
                                                                     -----------
PENNSYLVANIA (1.4%)
Harrisburg, Redevelopment Authority,                       150,000       149,240
3.74%, 11/15/30 *
Higher Education Assistance Agency,
5.35%, 9/1/43 *                                            600,000       599,999
                                                                     -----------
                                                                         749,239
                                                                     -----------
TEXAS (2.1%)
Brazos, Series A11, 5.29%, 12/1/38 *                       600,000       600,000
Panhandle-Plains, Series A-3, 5.35%,                       600,000       599,999
4/1/31 *
                                                                     -----------
                                                                       1,199,999
                                                                     -----------

WISCONSIN (0.5%)
Wausau, GO, 4.75%, 10/1/06                                 280,000       279,670
                                                                     -----------
TOTAL TAXABLE MUNICIPAL BONDS
(AMORTIZED COST $5,131,236)                                            5,121,028
                                                                     ===========
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(8.4%)
FANNIE MAE (8.3%)
3.64%, 7/1/07, Pool #385793 *                              939,830       925,563
4.14%, 5/1/34, Pool #784365 *                              128,627       125,092
4.39%, 6/1/34, Pool #789463 *                              395,960       383,811
4.50%, 4/1/13, Pool #254717                              1,009,234       979,474
4.86%, 1/1/35, Pool #810896 *                              657,095       645,262
5.06%, 7/1/35, Pool #834933 *                              857,128       845,817
5.41%, 6/1/40, Pool #557072 *                               26,866        27,131
5.50%, 1/1/10, Pool #687086                                399,459       396,429
5.56%, 11/1/21, Pool #365421 *                              78,320        78,711
6.50%, 12/1/15, Pool #545927                                54,914        55,713
8.50%, 8/1/30, Pool #542611                                 14,283        15,355
                                                                     -----------
                                                                       4,478,358
                                                                     -----------
FREDDIE MAC (0.0%)
6.31%, 4/1/29, Pool #846367 *                               18,233        18,645
                                                                     -----------
SMALL BUSINESS ADMINISTRATION (0.1%)
8.58%, 1/25/10, Pool #503653 *                              19,336        19,765
8.98%, 5/25/15, Pool #502966 *                              18,353        19,459
                                                                     -----------
                                                                          39,224
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(AMORTIZED COST $4,650,306)                                            4,536,227
                                                                     ===========

U.S. GOVERNMENT AGENCY SECURITIES (17.3%)
FANNIE MAE (4.2%)
5.15%, 9/21/07                                             250,000       249,159
5.20%, 9/28/07                                             400,000       399,029
5.25%, 12/3/07                                             250,000       249,686
5.25%, 3/20/08                                             250,000       249,782
5.25%, 4/4/08                                              400,000       398,756
5.38%, 4/3/08                                              250,000       249,208
5.55%, 7/16/07                                             250,000       249,972
5.75%, 6/27/08                                             250,000       250,073
                                                                     -----------
                                                                       2,295,665
                                                                     -----------
FEDERAL FARM CREDIT BANK (3.2%)
5.03%, 3/14/08                                             500,000       497,878
5.08%, 3/16/09                                             500,000       498,212
5.20%, 5/2/08                                              500,000       499,260
5.65%, 1/3/08                                              250,000       249,899
                                                                     -----------
                                                                       1,745,249
                                                                     -----------
FEDERAL HOME LOAN BANK (4.8%)
5.00%, 3/13/07                                             400,000       398,846
5.00%, 3/20/07                                             500,000       498,524
5.05%, 10/11/07                                            400,000       398,411
5.08%, 2/22/07                                             250,000       249,449
5.13%, 5/8/07                                              250,000       249,383
5.13%, 5/24/07                                             250,000       249,371
5.50%, 6/21/07                                             250,000       250,163
6.50%, 11/15/06                                            300,000       300,780
                                                                     -----------
                                                                       2,594,927
                                                                     -----------
FREDDIE MAC (5.1%)
5.02%, 9/5/06, Discount Note                               200,000       198,983
5.10%, 3/14/08                                             400,000       398,171
5.13%, 4/24/07                                             250,000       249,354

5.13%, 9/28/07                                             500,000       498,189
5.20%, 5/9/07                                              150,000       149,665
5.25%, 5/16/07                                             750,000       748,846
5.30%, 4/17/08                                             250,000       249,379
5.50%, 12/28/07                                            250,000       249,781
                                                                     -----------
                                                                       2,742,368
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(AMORTIZED COST $9,395,860)                                            9,378,209
                                                                     -----------
U.S. TREASURY OBLIGATIONS (24.5%)
U.S. TREASURY BILLS (4.1%)
3.63%, 6/30/07                                             500,000       493,301
4.66%, 8/3/06                                              500,000       499,869
4.84%, 8/24/06                                           1,000,000       996,897
5.09%, 1/11/07                                             250,000       244,474
                                                                     -----------
                                                                       2,234,541
                                                                     -----------
U.S. TREASURY NOTES (20.4%)
2.38%, 8/15/06                                           3,500,000     3,496,308
3.25%, 8/15/08                                           2,895,000     2,800,009
3.50%, 5/31/07                                             600,000       591,985
3.63%, 7/15/09                                           4,000,000     3,859,687
4.38%, 5/15/07                                             250,000       248,526
                                                                     -----------
                                                                      10,996,515
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(AMORTIZED COST $13,497,124)                                          13,231,056
                                                                     -----------
INVESTMENT COMPANIES (3.6%)
Federated Government Obligations                         1,952,304     1,952,304
                                                                     -----------
Money Market Fund
TOTAL INVESTMENT COMPANIES
(AMORTIZED COST $1,952,304)                                            1,952,304
                                                                     -----------
TOTAL INVESTMENTS (AMORTIZED COST $54,333,924)
(B) - 99.3%                                                           53,818,310
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                             379,447
                                                                     -----------
NET ASSETS - 100.0%                                                  $54,197,757
                                                                     ===========

----------
* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2006.

(a) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid pursuant to procedures approved by the Board of Trustees.

(b) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation                                                $  32,386
Unrealized (Depreciation)                                               (548,000)
                                                                       ---------
Net Unrealized Appreciation (Depreciation)                             $(515,614)
                                                                       =========

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
INTERMEDIATE BOND FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ----------   ----------
ASSET BACKED SECURITIES (8.7%)
Green Tree Financial Corp., Series                          186,876   $  189,117
1997-7, Class A8, 6.86%, 7/15/29
Harley-Davidson Motorcycle Trust,                           500,000      491,791
2005-3A2, 4.41%, 6/15/12
Honda Auto Receivables Owner Trust,                         268,436      263,272
Series 2003-2, Class A4, 2.16%,
10/21/08
Household Automotive Trust, Series                          400,000      396,676
2005-3, Class A3, 4.80%, 10/17/10
Hyundai Auto Receivables Trust, Series                      360,000      353,723
2005-A, Class A3, 3.98%, 11/16/09
MSDWCC Heloc Trust, Series 2003-1,                          141,674      141,718
Class A, 5.66%, 11/25/15 *
Nissan Auto Receivables Owner Trust,                        500,000      493,465
Series 2005-B, Class A3, 3.99%,
7/15/09
Onyx Acceptance Owner Trust, Series                         275,000      269,095
2004-C, Class A4, 3.50%, 12/15/11
Residential Funding Securities Corp.,                        19,612       19,630
Series 2003-RP1, Class A, 5.89%,
11/25/34 * (a)
Residential Funding Securities Corp.,                         3,365        3,365
Series 2004-RP1, Class A2A, 5.69%,
11/25/42 * (a)
Triad Auto Receivables Owner Trust,                         300,000      295,745
Series 2005-B, Class A3, 4.28%,
6/14/10
U.S. Education Loan Trust, Series                           500,000      503,202
2004-3A, Class A3, 5.48%, 6/1/39 * (a)
Volkswagen Auto Lease Trust, Series                         400,000      397,076
2005-A, Class A3, 3.82%, 5/20/08
Wachovia Asset Securitization, Inc.,                        139,912      140,297
Series 2003-HE2, Class AII1, 5.65%,
7/25/33 *
WFS Financial Owner Trust, Series                           300,000      294,236
2005-3, Class A4, 4.38%, 5/19/13
                                                                      ----------
TOTAL ASSET BACKED SECURITIES (COST $4,291,488)                        4,252,408
                                                                     ===========
COLLATERALIZED MORTGAGE OBLIGATIONS (14.8%)
Countrywide Home Loans, Series                              424,587      426,581
2004-R1, Class 1AF, 5.79%, 11/25/34 *
(a)
Crown Castle Towers LLC, Series                             140,000      135,620
2005-1A, Class AFX, 4.64%, 6/15/35,
(a)
CS First Boston Mortgage Securities                         153,040      151,351
Corp, Series 2004-AR5, Class 10A1,
5.00%, 6/25/34 *
Fannie Mae Grantor Trust, Series                            605,329      604,151

2004-T3, Class 1A1, 6.00%, 2/25/44
Fannie Mae Whole Loan, Series                              259,007       268,855
2004-W8, Class 3A, 7.50%, 6/25/44
Fannie Mae, Series 2002-16, Class XU,                    3,100,000     3,088,327
5.50%, 4/25/17
Fannie Mae, Series 2002-49, Class KG,                      500,000       497,108
5.50%, 8/25/17
Fannie Mae, Series 2003-92, Class HP,                      577,920       558,532
4.50%, 9/25/18
Freddie Mac Structured Pass Through                        378,650       383,544
Securities, Series T-58, Class 2A, 6.50%,
9/25/43
Merrill Lynch Mortgage Investors, Inc.,                          0             0
Series 2003-D, Class A, 7.12%, 6/18/29
MLCC Mortgage Investors, Inc., Series                      155,025       155,703
2003-B, Class A1, 5.73%, 4/25/28 *
MLCC Mortgage Investors, Inc., Series                      184,119       184,449
2003-D, Class A, 5.70%, 8/25/28 *
Nationslink Funding Corp., Series                            9,210         9,196
1999-SL, Class A4, 6.65%, 11/10/30
Sequoia Mortgage Trust, Series 10,                         185,701       185,951
Class 1A, 5.78%, 10/20/27 *
Washington Mutual, Series 2003-AR1,                        614,628       602,812
Class A6, 4.48%, 3/25/33
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $7,273,199)                                                      7,252,180
                                                                     ===========
CORPORATE BONDS (21.9%)
CONSUMER DISCRETIONARY (3.8%)
Duke Realty Corp., 5.70%, 12/22/06 *                       225,000       225,176
Fedex Corp., 7.52%, 1/15/18                                121,595       126,566
Harvard University, 8.13%, 4/15/07                         250,000       254,578
Honeywell International, 6.13%,                            250,000       256,809
11/1/11
Ingersoll-Rand Co., 4.75%, 5/15/15                         125,000       116,382
Masco Corp., 5.88%, 7/15/12                                175,000       172,420
McDonald's Corp., 8.88%, 4/1/11                            125,000       141,977
Pearson PLC, 7.00%, 6/15/11 (a)                             50,000        52,301
Prologis, 5.25%, 11/15/10                                   85,000        83,377
Rubbermaid, Inc., 6.60%, 11/15/06                          125,000       125,342
Thermo Electron Corp., 5.00%, 6/1/15                       125,000       113,955
Thomson Corp., 6.20%, 1/5/12                               175,000       178,053
                                                                     -----------
                                                                       1,846,936
                                                                     -----------
CONSUMER STAPLES (1.7%)
Cargill, Inc., 6.38%, 6/1/12 (a)                           175,000       180,756
Conagra, Inc., 7.88%, 9/15/10                               99,000       106,643
General Mills, Inc., 6.45%, 10/15/06                       150,000       150,238
Kellogg Co., 6.60%, 4/1/11                                 210,000       218,403
Kraft Foods, Inc., 6.25%, 6/1/12                           150,000       153,197
                                                                     -----------
                                                                         809,237
                                                                     -----------
ENERGY (0.3%)
Marathon Oil Corp., 6.13%, 3/15/12                         165,000       168,208
                                                                     -----------
FINANCIALS (13.2%)
AIG Sun America Global Finance,                            180,000       181,374
5.85%, 8/1/08 (a)
Allstate Financial Global Funding,                         300,000       311,465
6.50%, 6/14/11 (a)
American Express Credit, 5.00%,                            175,000       172,130
12/2/10

AmSouth Bancorp, 6.13%, 3/1/09                             100,000       101,538
Bank of America Corp., 7.40%,                              300,000       321,490
1/15/11
Bank One Corp., 10.00%, 8/15/10                            230,000       263,842
Berkley Corp., 5.13%, 9/30/10                              150,000       146,501
Blue Cross Blue Shield, 8.25%,                             150,000       166,716
11/15/11 (a)
Citigroup, Inc., 6.50%, 1/18/11                            115,000       119,524
City National Bank, 6.75%, 9/1/11                          250,000       262,750
First Tennessee Bank, 5.05%, 1/15/15                       200,000       188,575
First Union National Bank, 7.80%,                          300,000       323,068
8/18/10
Firstar Bank N.A., 7.13%, 12/1/09                          150,000       157,240
Fort Eustis, 4.98%, 12/15/20                               200,000       183,050
Fort Sam Houston Military Housing,                         175,000       165,450
5.18%, 3/15/20 (a)
Goldman Sachs Group, Inc., 6.88%,                          225,000       235,234
1/15/11
John Hancock Global Funding II,                            200,000       218,110
7.90%, 7/2/10 (a)
Manufacturers & Traders Trust Co.,                         169,000       164,371
5.59%, 12/28/20 *
Marshall & Ilsley Bank, 6.38%, 9/1/11                      200,000       207,340
Metlife, Inc., 5.38%, 12/15/12                              80,000        78,489
Morgan Stanley Dean Witter, 6.75%,                         250,000       261,228
4/15/11
National City Bank, 6.20%, 12/15/11                        150,000       154,460
National City Bank of Kentucky, 6.30%,                      75,000        77,248
 2/15/11
New York Life Global Funding, 5.38%,                       240,000       236,899
9/15/13 (a)
Pacific Pilot Funding Ltd., 6.25%,                         148,658       148,356
10/20/16 * (a)
Pearson Dollar Financial, 5.70%, 6/1/14 (a)                115,000       111,541
PNC Funding Corp., 6.13%, 2/15/09                          150,000       152,313
Preferred Term Securities IV, 5.93%,                       150,000       151,200
12/23/31 * (a)
Principal Life Global, 6.25%, 2/15/12 (a)                  150,000       154,796
Protective Life U.S. Funding, 5.88%,                       150,000       150,013
8/15/06 (a)
Prudential Insurance, 7.65%, 7/1/07 (a)                    250,000       254,909
Safeco Corp., 4.88%, 2/1/10                                150,000       146,721
Sovereign Bank, 4.00%, 2/1/08                              250,000       243,819
U.S. Bank N.A. Minnesota, 6.38%,                           150,000       155,793
8/1/11
Unitrin, Inc., 5.75%, 7/1/07                               150,000       149,636
                                                                     -----------
                                                                       6,517,189
                                                                     -----------
HEALTH CARE (1.0%)
American Home Products, 6.95%,                             135,000       142,033
3/15/11
Bristol-Myers Squibb Co., 5.75%,                           160,000       161,204
10/1/11
Schering-Plough Corp., 5.55%, 12/1/13                      185,000       181,294
                                                                     -----------
                                                                         484,531
                                                                     -----------
INDUSTRIALS (0.3%)
Praxair, Inc., 6.50%, 3/1/08                               125,000       127,026
                                                                     -----------
MATERIALS (1.0%)
Alcan, Inc., 6.25%, 11/1/08                                170,000       172,319

Alcoa Inc, 6.00%, 1/15/12                                  165,000       168,015
Bemis Company, Inc., 4.88%, 4/1/12                         175,000       167,649
                                                                     -----------
                                                                         507,983
                                                                     -----------
TELECOMMUNICATIONS (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07                       140,000       140,256
                                                                     -----------
UTILITIES (0.3%)
General Electric Co., 5.00%, 2/1/13                        170,000       164,551
                                                                     -----------
TOTAL CORPORATE BONDS (COST $10,926,392)                              10,765,917
                                                                     ===========
MEDIUM TERM/SENIOR NOTES (0.5%)
CONSUMER DISCRETIONARY (0.5%)
Stanford University, Series A, 6.16%, 4/30/11              225,000       231,904
                                                                     -----------
TOTAL MEDIUM TERM/SENIOR NOTES (COST $225,000)                           231,904
                                                                     ===========
TAXABLE MUNICIPAL BONDS (7.0%)
ARKANSAS (0.9%)
State, Water-Waste Disposal, Series A,                     435,000       440,120
GO, 6.00%, 7/1/08, OID
                                                                     -----------

ILLINOIS (1.2%)
Chicago, Series C, 4.69%, 1/1/11                           175,000       170,367
Chicago, Series D, GO, 4.72%, 1/1/12                       200,000       193,949
Loyola University, Series C, 4.80%, 7/1/13                 150,000       140,732
State, Pension, GO, 3.55%, 6/1/11                          170,000       156,434
                                                                     -----------
                                                                         661,482
                                                                     -----------
INDIANA (0.5%)
State, Series A, 3.69%, 1/15/08                            275,000       268,403
                                                                     -----------
IOWA (0.6%)
Davenport, Series A, GO, 4.60%,                            160,000       153,827
6/1/12, OID
Des Moines, Hotel & Motel, GO,                             115,000       117,767
5.85%, 12/1/11, OID
                                                                     -----------
                                                                         271,594
                                                                     -----------
MAINE (0.6%)
State, GO, 3.25%, 6/15/10                                  300,000       278,265
                                                                     -----------
MICHIGAN (0.3%)
State, GO, 3.99%, 11/1/07                                  125,000       123,036
                                                                     -----------
MINNESOTA (0.4%)
Kandiyohi County, Series A, 5.00%, 6/15/15                 180,000       172,154
                                                                     -----------

MISSISSIPPI (0.4%)
Jackson County, 5.00%, 6/1/13                              190,000       183,065
                                                                     -----------
NEW YORK (0.3%)
New York, Series J, 2.60%, 6/1/07                          150,000       146,541
                                                                     -----------
OREGON (0.5%)
State, Alternative Energy Project, Series                  225,000       223,297
F, GO, 5.25%, 10/1/09, OID
                                                                     -----------
PENNSYLVANIA (0.4%)
Bethlehem, Series B, GO, 4.85%, 11/1/13                    190,000       182,617
                                                                     -----------
TENNESSEE (0.4%)
State, Series B, GO, 6.00%, 2/1/09                         175,000       177,683
                                                                     -----------
TEXAS (0.3%)
State, Water Financial Assistance, GO,                     175,000       160,304
3.50%, 8/1/11
                                                                     -----------

WISCONSIN (0.2%)
State, Series A, GO, 4.80%, 5/1/13                         125,000       119,771
                                                                     -----------
TOTAL TAXABLE MUNICIPAL BONDS (COST $3,516,283)                        3,408,332
                                                                     ===========
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(12.6%)
FANNIE MAE (10.6%)
3.95%, 6/1/33, Pool #708318 *                              273,078       265,289
4.17%, 2/1/09, Pool #386844                                466,475       452,684
4.23%, 3/1/34, Pool #776486 *                              246,919       240,441
4.61%, 7/1/12, Pool #387461                              1,250,000     1,195,905
4.67%, 1/1/10, Pool #385732                                460,423       444,012
4.73%, 12/1/12, Pool #385682                               461,001       442,786
4.86%, 1/1/35, Pool #810896 *                            1,314,190     1,290,523
5.01%, 4/1/11, Pool #387392                                739,389       727,207
5.56%, 11/1/21, Pool #365421 *                             162,075       162,885
                                                                     -----------
                                                                       5,221,732
                                                                     -----------
FREDDIE MAC (2.0%)
4.50%, 11/1/18, Pool #B10834                               986,072       941,796
6.31%, 4/1/29, Pool #846367 *                               18,233        18,645
                                                                     -----------
                                                                         960,441
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIESS
(COST $6,473,370)                                                      6,182,173
                                                                     ===========
U.S. GOVERNMENT AGENCY SECURITIES (8.5%)
FANNIE MAE (1.4%)
5.20%, 6/2/08                                              100,000        99,867
5.50%, 4/28/08                                             250,000       249,609
5.55%, 7/16/07                                             100,000        99,989
5.55%, 5/9/09                                              150,000       149,553
5.75%, 7/3/08                                              100,000        99,974
                                                                     -----------
                                                                         698,992
                                                                     -----------
FEDERAL FARM CREDIT BANK (3.1%)
5.03%, 3/14/08                                             500,000       497,878
5.08%, 3/16/09                                             500,000       498,213
5.20%, 5/2/08                                              500,000       499,260
                                                                     -----------
                                                                       1,495,351
                                                                     -----------
FEDERAL HOME LOAN BANK (2.7%)
5.00%, 2/29/08                                             500,000       497,674
5.08%, 2/22/07                                             500,000       498,898
5.13%, 6/13/08                                             100,000        99,731
5.70%, 6/26/09                                             250,000       249,664
                                                                     -----------
                                                                       1,345,967
                                                                     -----------
FREDDIE MAC (1.3%)
5.25%, 5/16/07                                             500,000       499,230
5.38%, 11/1/18                                             150,000       149,712
                                                                     -----------
                                                                         648,942
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $4,197,788)                                                      4,189,252
                                                                     ===========
U.S. TREASURY OBLIGATIONS (21.3%)
U.S. TREASURY BONDS (7.3%)
7.25%, 5/15/16                                           3,070,000     3,593,819
                                                                     -----------
U.S. TREASURY NOTES (14.0%)
1.88%, 7/15/15, Treasury Inflation Index                   450,000       448,484
2.00%, 7/15/14                                             550,000       573,480
3.88%, 9/15/10                                             295,000       283,673
4.00%, 2/15/15                                             300,000       280,055
4.13%, 5/15/15                                             850,000       799,598
4.25%, 11/30/07                                          1,000,000       989,647

4.25%, 1/15/11                                            450,000       438,082
4.38%, 12/31/07                                         1,500,000     1,486,171
4.38%, 11/15/08                                           750,000       740,625
4.38%, 8/15/12                                            335,000       325,670
4.50%, 11/15/15                                           500,000       482,266
                                                                    -----------
                                                                      6,847,751
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $10,824,418)                   10,441,570
                                                                    ===========
INVESTMENT COMPANIES (3.7%)
Federated Government Obligations                        1,824,951     1,824,951
                                                                    -----------
Money Market Fund
TOTAL INVESTMENT COMPANIES (COST $1,824,951)                          1,824,951
                                                                    ===========
TOTAL INVESTMENTS (COST $49,552,890) (B) - 99.0%                     48,548,687
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                            482,816
                                                                    -----------
NET ASSETS - 100.0%                                                 $49,031,503
                                                                    ===========

----------
* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2006.

(a) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid pursuant to procedures approved by the Board of Trustees.

(b) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation                                             $   193,654
Unrealized (Depreciation)                                            (1,197,857)
                                                                    -----------
Net Unrealized Appreciation (Depreciation)                          $(1,004,203)
                                                                    ===========

OID - Original Issue Discount

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
KANSAS TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (100.0%)
KANSAS (100.0%)
Augusta, Waterworks Revenue, Series                     1,180,000   $  1,217,418
A, 5.00%, 4/1/19, Callable 10/1/14 @
100, RADIAN
Barton County, School District #428,                    1,390,000      1,391,751
Great Bend, GO, Series A, 5.30%, 9/1/15,
Pre-Refunded 9/1/06 @ 100, FGIC
Bourbon County, School District #234,                     285,000        285,428
GO, Series B, 5.63%, 9/1/11,
Pre-Refunded 9/1/06 @ 100, FSA
Brown County, Horton School District                      500,000        500,655
#430, GO, 5.38%, 9/1/13, Pre-Refunded
9/1/06 @ 100, FSA
Burlington, Environmental Improvement                   1,225,000      1,232,350
Revenue, 4.75%, 10/1/17, Mandatory Put
10/1/07 @ 100
Burlington, Environmental Improvement                   1,000,000      1,000,000
Revenue, 3.84%, 12/1/23 *
Butler & Sedgwick County, School                        1,775,000      1,938,833
District #385, GO, 5.60%, 9/1/12, FSA
Butler & Sedwick County, School                         2,000,000      2,113,480
District # 385, GO, 5.00%, 9/1/18,
Callable 9/1/15 @ 100
Butler County, School District, GO,                     1,085,000      1,129,952
Series B, 5.00%, 9/1/24, Callable 9/1/15
@ 100
Cherokee County, COP, 5.00%,                            1,170,000      1,227,728
12/1/21, FGIC
Cherokee County, COP, 6.25%,                              960,000      1,000,262
12/1/23, Pre-Refunded 6/1/08 @ 100
Chisholm Creek, Water & Sewer                             710,000        764,187
Revenue, 5.25%, 9/1/14, Pre-Refunded
9/1/12 @ 100, MBIA
Chisholm Creek, Water & Sewer                             400,000        430,528
Revenue, 5.25%, 9/1/15, Pre-Refunded
9/1/12 @ 100, MBIA
Coffeyville Community College,                          1,975,000      1,941,326
Revenue, Series A, 5.05%, 10/1/25,
Callable 10/1/15 @ 100
Cowley County, School District #465,                    1,310,000      1,408,486
GO, 5.25%, 10/1/15, Callable 10/1/13 @
100, MBIA
Cowley County, School District #470,                      500,000        502,860
GO, 5.45%, 12/1/12, Pre-Refunded 12/1/06
@ 100, FGIC
Cowley County, School District #470,                    1,000,000      1,005,880
GO, 5.50%, 12/1/16, Callable 12/1/06 @
100, FGIC, OID
Dodge City, School District #443, GO,                     975,000        986,895
4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA

Douglas County, GO, Series A, 5.00%,                    1,935,000      2,023,197
8/1/18, Callable 8/1/13 @ 100,
AMBAC
Douglas County, School District #497,                   1,000,000      1,013,580
GO, 5.00%, 9/1/07
El Dorado, Water Utility Systems                          275,000        275,146
Revenue, 4.70%, 10/1/06
El Dorado, Water Utility Systems                          200,000        200,110
Revenue, 4.75%, 10/1/07, Callable
10/16/06 @ 100
Ellsworth County, School District #328,                   500,000        500,610
GO, 5.25%, 9/1/15, Pre-Refunded 9/1/06
@ 100, FSA
Finney County, GO, 5.00%, 12/1/10,                        500,000        507,605
Callable 12/1/07 @ 100, MBIA
Franklin County, School District #289,                    230,000        245,767
GO, 5.35%, 9/1/11, FSA
Franklin County, School District #290,                    500,000        500,610
GO, 5.25%, 9/1/14, Pre-Refunded 9/1/06
@ 100, FSA
Franklin County, School District #290,                    335,000        335,422
GO, 5.30%, 9/1/16, Pre-Refunded 9/1/06
@ 100, FSA
Geary County, School District #475,                     2,025,000      2,171,407
GO, 5.25%, 9/1/20, Callable 9/1/15 @
100, MBIA
Gray County, School District #102, GO,                    800,000        814,176
5.00%, 9/1/15, Callable 9/1/08 @ 100
Gray County, School District #102, GO,                     10,000         10,024
6.80%, 9/1/15, Callable 10/16/06 @ 100
Great Bend, Water System Revenue,                       1,000,000      1,026,490
Series A, 5.15%, 9/1/19, Pre-Refunded
9/1/08 @ 100, OID
Harvey County, School District #373,                    2,000,000      2,021,980
GO, 4.80%, 9/1/18, Callable 9/1/08 @
100, FSA, OID
Hosington Public Building Corp.,                        1,700,000      1,768,578
Health Care Facilities Revenue, 5.00%,
11/1/23, Callable 11/1/14 @ 100, AMBAC
Johnson County, Parks and Recreation                    1,000,000      1,055,530
Foundation Revenue, 5.38%, 9/1/16,
Callable 9/1/11 @ 100
Johnson County, Parks and Recreation                      870,000        904,643
Foundation Revenue, Series B, 5.00%,
9/1/23, Callable 9/1/13 @ 100
Johnson County, School District #231,                   1,080,000      1,123,211
GO, 5.00%, 10/1/23, Callable 10/1/14 @
100, FGIC
Johnson County, School District #232,                   1,050,000      1,068,659
GO, 5.40%, 9/1/14, Pre-Refunded 9/1/07
@ 100, MBIA
Johnson County, School District #232,                   1,000,000      1,069,970
GO, 5.25%, 9/1/23, Callable 9/1/15 @
100, FSA
Johnson County, School District #233,                   1,000,000      1,031,290
GO, 5.00%, 9/1/14, Callable 9/1/09 @
100, FGIC
Johnson County, School District #233,                     325,000        357,887
GO, Series B, 5.50%, 9/1/14

Johnson County, School District #512,                   1,135,000      1,154,794
GO, Series A, 4.60%, 10/1/08
Johnson County, School District #512,                     500,000        501,230
GO, Series B, 5.25%, 10/1/17,
Pre-Refunded 10/1/06 @ 100
Junction City, Water & Sewer, GO,                       1,620,000      1,641,028
4.80%, 9/1/16, Callable 9/1/08 @ 100,
MBIA, OID
Kansas City, GO, 5.45%, 4/1/17,                           340,000        340,894
Callable 10/1/06 @ 100, FGIC
Kingman County, School District #331,                   1,545,000      1,664,660
GO, 5.80%, 10/1/16, Pre-Refunded 10/1/10
@ 100, FGIC, OID
LA Cygne, Environmental                                   382,000        378,440
Improvements Revenue, Kansas City
Power and Light, 4.05%, 3/1/15
Lawrence, Hospital Revenue, Lawrence                    1,000,000      1,054,470
Memorial Hospital, 5.38%, 7/1/16,
Callable 7/1/13 @ 100
Lawrence, Hospital Revenue, Lawrence                    1,000,000      1,053,840
Memorial Hospital, 6.00%, 7/1/19,
Pre-Refunded 7/1/09 @ 100, RADIAN
Lawrence, Hospital Revenue, Lawrence                      610,000        638,280
Memorial Hospital, 5.25%, 7/1/21,
Callable 7/1/16 @ 100
Lawrence, Water & Sewer System                            505,000        506,959
Revenue, 5.25%, 11/1/15, Pre-Refunded
11/1/06 @ 100
Lawrence, Water & Sewer System                            250,000        250,940
Revenue, 5.20%, 11/1/16, Pre-Refunded
11/1/06 @ 100
Leavenworth County, School District                       460,000        465,529
#453, GO, 4.80%, 9/1/12, Callable 9/1/07
@ 100, FGIC, OID
Leavenworth County, School District                     1,380,000      1,435,076
#464, GO, 5.00%, 9/1/25, Callable 9/1/15
@ 100
Leavenworth County, School District                     1,000,000      1,041,430
#469, GO, 5.00%, 9/1/24, Callable 9/1/15
@ 100, FGIC
Leawood, GO, 5.25%, 9/1/16,                               340,000        354,783
Pre-Refunded 9/1/10 @ 100
Leawood, GO, Series A, 5.25%, 9/1/09,                     250,000        250,305
Pre-Refunded 9/1/06 @ 100
Leawood, GO, Series A, 5.35%, 9/1/10,                     250,000        250,323
Pre-Refunded 9/1/06 @ 100
Leawood, GO, Series A, 5.40%, 9/1/11,                     375,000        375,499
Pre-Refunded 9/1/06 @ 100
Leawood, GO, Series B, 5.00%, 9/1/10,                     400,000        400,412
Callable 9/1/06 @ 100
Lyon County, School District #253,                        250,000        265,023
GO, 5.00%, 9/1/12, FGIC
Maize, Public Building Commission                       1,000,000      1,000,330
Revenue, 5.25%, 5/1/25, Callable 5/1/11 @100
Maize, Water and Sewer System                           1,000,000        998,770
Revenue, 5.25%, 8/1/26, Callable 8/1/16 @100
Meade, Industrial Revenue, 6.50%,                       1,000,000      1,004,440
10/1/06
Miami County, School District #367,                       900,000        919,188

GO, Series A, 5.00%, 9/1/16, Callable
9/1/08 @ 100, FGIC, OID
Miami County, School District #367,                     1,310,000      1,362,282
GO, Series A, 5.00%, 9/1/25, Callable
9/1/15 @ 100
Neosho County, Community College                          605,000        607,862
Revenue, 5.00%, 6/1/25, Callable 6/1/15
@ 100
Newton, Wastewater Treatment System                       700,000        702,310
Revenue, 4.90%, 3/1/12, Callable 3/1/07
@ 100
Olathe, Health Facility Revenue, Olathe                   500,000        500,000
County Hospital, Series A, 3.68%,
9/1/32 *
Olathe, Health Facility Revenue, Olathe                 3,000,000      2,999,999
County Hospital, Series B, 3.65%,
9/1/22 *
Overland Park, GO, 5.00%, 9/1/19,                         630,000        668,877
Callable 9/1/13 @ 100
Pittsburg, Special Obligation Tax                       1,255,000      1,230,214
Increment Revenue, 4.90%, 4/1/24,
Callable 4/1/16 @ 100, OID
Pratt, Electric System Revenue, 6.60%,                    140,000        142,881
11/1/07, AMBAC
Rice County, Certificate of Participation,              1,425,000      1,484,807
5.30%, 12/1/19
Rice County, Union School District                        755,000        764,770
#444, GO, 5.08%, 9/1/14, Callable 9/1/07
@ 100
Riley County, School District #383,                     1,000,000      1,043,460
GO, 5.00%, 11/1/14, Callable 11/1/11 @
100, MBIA
Roeland Park, Special Obligation                          500,000        485,670
Revenue, 5.38%, 8/1/19, Callable 8/1/15
@ 100, OID
Salina, Hospital Revenue, Salina                          460,000        473,832
Regional Health Center, 5.00%, 10/1/20,
Callable 4/1/16 @ 100
Saline County, School District #305,                    2,025,000      2,063,840
GO, 4.75%, 9/1/14, Pre-Refunded 9/1/08
@ 100, FSA, OID
Saline County, School District #305,                      780,000        833,765
GO, 5.50%, 9/1/17, Pre-Refunded 9/1/11
@ 100
Saline County, School District #305,                      220,000        234,331
GO, 5.50%, 9/1/17, Callable 9/1/11 @ 100
Sedgwick & Shawnee Counties, Single                       210,000        214,215
Family Revenue, Series A-2, 6.70%,
6/1/29
Sedgwick & Shawnee Counties, Single                        30,000         31,046
Family Revenue, Series B-1, 8.05%,
5/1/14, GNMA
Sedgwick County, Single Family                             50,000         51,613
Mortgage Revenue, Series A-2, 6.50%,
12/1/16, GNMA
Sedgwick County, Unified School                         1,595,000      1,675,452
District #260, GO, 5.50%, 10/1/13,
Pre-Refunded 10/1/09 @ 100, FGIC
Sedgwick County, Unified School                         1,675,000      1,762,033

District #260, GO, 5.50%, 10/1/14,
Pre-Refunded 10/1/09 @ 100, FGIC, OID
Sedgwick County, Unified School                         1,525,000      1,571,574
District #261, GO, 4.75%, 11/1/17,
Pre-Refunded 11/1/09 @ 100, FSA, OID
Sedgwick County, Unified School                         1,000,000      1,006,720
District #265, GO, 4.30%, 10/1/07, FSA
Seward County, School District #480,                    1,640,000      1,641,689
GO, 5.00%, 9/1/14, Pre-Refunded 9/1/06
@ 100, FSA, OID
Seward County, School District #483,                      600,000        601,380
Kismet-Plains, GO, 5.20%, 10/1/12,
Pre-Refunded 10/1/06 @ 100
Shawnee County, COP, 3.50%, 9/1/06                        335,000        334,725
Shawnee County, COP, 3.50%, 9/1/07                        345,000        341,205
Shawnee County, COP, 4.50%,                               515,000        518,935
12/1/08
Shawnee County, School District #501,                   1,425,000      1,430,016
GO, 4.38%, 2/1/07, Callable 10/6/06 @
100, OID
Shawnee County, Series A, GO, 5.00%,                      700,000        737,562
9/1/19, Callable 9/1/15 @100
State, Department of Transportation,                    1,000,000      1,107,000
Highway Revenue, 5.50%, 9/1/14
State, Department of Transportation,                    1,000,000      1,000,000
Highway Revenue, Series C-2, 3.62%,
9/1/19 *
State, Department of Transportation,                    3,000,000      2,999,999
Highway Revenue, Series C-1, 3.62%,
9/1/19 *
State, Department of Transportation,                    1,000,000      1,000,000
Highway Revenue, Series C-1, 3.67%,
9/1/20, Callable 9/1/16 @ 100 *
State, Department of Transportation,                      400,000        400,000
Highway Revenue, Series C-1, 3.60%,
9/1/21 *
State, Development Finance Authority                    1,000,000      1,004,160
Revenue, 4.20%, 6/1/07, FSA, OID
State, Development Finance Authority                      380,000        399,684
Revenue, 5.00%, 8/1/11, AMBAC
State, Development Finance Authority                      500,000        516,115
Revenue, 5.00%, 8/1/11, Callable 8/1/09
@ 100, MBIA
State, Development Finance Authority                      120,000        126,551
Revenue, 5.00%, 8/1/11, AMBAC
State, Development Finance Authority                      500,000        527,040
Revenue, 5.00%, 10/1/13, Callable
10/1/12 @ 100, AMBAC
State, Development Finance Authority                    1,000,000      1,013,400
Revenue, 5.50%, 5/1/14, Pre-Refunded
5/1/07 @ 100
State, Development Finance Authority                    1,500,000      1,615,710
Revenue, 5.50%, 8/1/15, Pre-Refunded
8/1/11 @ 100, MBIA
State, Development Finance Authority                      595,000        629,671
Revenue, 5.00%, 4/1/17, Callable 4/1/14
@ 101, FGIC
State, Development Finance Authority                      130,000        139,994
Revenue, 5.00%, 4/1/18, Pre-Refunded

4/1/14 @ 101, FGIC
State, Development Finance Authority                      370,000        390,187
Revenue, 5.00%, 4/1/18, Callable 4/1/14
@ 101, FGIC
State, Development Finance Authority                    1,000,000      1,020,390
Revenue, 5.00%, 4/1/19, Callable 4/1/09
@ 100, AMBAC, OID
State, Development Finance Authority                      750,000        792,443
Revenue, 5.00%, 11/1/20, Callable
11/1/16 @ 100
State, Development Finance Authority                    2,090,000      2,187,790
Revenue, 5.00%, 5/1/21, Callable 5/1/15 @ 100
State, Development Finance Authority                    1,235,000      1,278,583
Revenue, 5.00%, 6/1/21, Callable 6/1/14 @ 100
State, Development Finance Authority                    1,140,000      1,198,949
Revenue, 5.00%, 10/1/22, Callable
10/1/15 @ 100
State, Development Finance Authority                    1,000,000      1,067,630
Revenue, 5.35%, 5/20/23, Callable
5/20/13 @ 105, GNMA
State, Development Finance Authority                      515,000        540,431
Revenue, Series A, 5.00%, 4/1/20,
Callable 4/1/14 @ 101, FGIC
State, Development Finance Authority                      500,000        500,415
Revenue, Series J, 5.40%, 4/1/10,
Callable 10/16/06 @ 100
State, Development Finance Authority                      230,000        230,000
Revenue, Shalom Obligation Group,
Series BB, 3.68%, 11/15/28 *
State, Development Finance Authority                    1,000,000      1,042,670
Revenue, University of Kansas Athletic
Facility, 5.00%, 6/1/18, Callable 6/1/14
@ 100
State, Development Finance Authority                      500,000        507,745
Revenue, Water Pollution Control,
5.00%, 11/1/07
State, Development Finance Authority                      650,000        687,629
Revenue, Water Pollution Control,
5.25%, 11/1/10
State, Development Finance Authority                      320,000        330,429
Revenue, Water Pollution Control,
5.25%, 5/1/11, Callable 11/01/08 @ 100
State, Development Finance Authority                      680,000        702,311
Revenue, Water Pollution Control,
5.25%, 5/1/11, Pre-Refunded 11/01/08 @ 100
State, Development Finance Authority                      900,000        981,153
Revenue, Water Pollution Control,
5.50%, 11/1/13
State, Development Finance Authority                      200,000        222,816
Revenue, Water Pollution Control,
5.50%, 11/1/15
State, Development Finance Authority                    2,000,000      2,085,000
Revenue, Water Pollution Control,
5.00%, 11/1/19, Callable 11/1/11 @ 100
State, Development Finance Authority,                     500,000        511,465
Health Facilities Revenue, Hays Medical
Center, Inc., 5.50%, 11/15/17,
Pre-Refunded 11/15/07 @ 100, MBIA
State, Development Finance Authority,                     500,000        510,690

Health Facilities Revenue, Hays Medical
Center, Inc., Series B, 5.38%, 11/15/10,
Callable 11/15/07 @ 100, OID
State, Development Finance Authority,                     500,000        510,765
Health Facilities Revenue, Hays Medical
Center, Inc., Series L, 5.00%, 11/15/22,
Pre-Refunded 11/15/15 @ 100
State, Development Finance Authority,                   1,000,000      1,000,000
Health Facilities Revenue, Hays Medical
Center, Inc., Series M, 3.60%, 5/15/26,
MBIA *
State, Development Finance Authority,                   1,000,000      1,073,670
Health Facilities Revenue, Series K,
5.75%, 11/15/12, Callable 11/15/11 @
100, MBIA
State, Development Finance Authority,                     500,000        511,950
Health Facilities Revenue, St. Lukes,
5.38%, 11/15/16, Callable 11/15/06 @
102, MBIA, OID
State, Development Finance Authority,                     500,000        502,950
Health Facilities Revenue, Stormont
Health Care, 5.75%, 11/15/10,
Pre-Refunded 11/15/06 @ 100, MBIA
State, Development Finance Authority,                   1,000,000      1,005,300
Health Facilities Revenue, Stormont
Health Care, 5.80%, 11/15/16, Callable
11/15/06 @ 100, MBIA
State, Development Finance Authority,                     500,000        500,000
Health Facilities Revenue, Stormont
Health Care, 3.55%, 11/15/30
State, Development Finance Authority,                     500,000        500,000
Lease Revenue, 3.68%, 12/1/34 *
State, Development Finance Authority,                   1,275,000      1,340,459
Lease Revenue, Juvenile Justice
Authority, 5.25%, 5/1/16
State, Development Finance Authority,                   1,600,000      1,600,000
Lease Revenue, Kansas Department of
Administration, 3.68%, 12/1/18 *
State, Independent College Finance                        250,000        250,155
Authority Educational Facilities Revenue,
4.75%, 10/1/21, Callable 10/1/12 @ 100
State, Independent College Finance                      1,500,000      1,503,060
Authority Educational Facilities Revenue,
6.00%, 10/1/21, Callable 10/1/06 @ 100
State, Turnpike Authority Revenue,                      1,915,000      1,917,662
5.50%, 9/1/06, AMBAC
State, Turnpike Authority Revenue,                        500,000        526,850
Series B, 5.00%, 9/1/20, Callable 9/1/14
@ 101, FSA
Sumner County, Unified School District                     95,000         95,116
#357, Belle Plaine, GO, 5.55%, 9/1/13,
Callable 10/16/06 @ 100, AMBAC, OID
University of Kansas Hospital Authority,                  300,000        316,395
Health Facilities Revenue, 5.50%,
9/1/11
University of Kansas Hospital Authority,                  450,000        472,145
Health Facilities Revenue, 5.25%,
9/1/13, Callable 9/1/12 @ 100
University of Kansas Hospital Authority,                1,120,000      1,213,990

Health Facilities Revenue, 6.00%,
9/1/16, Callable 9/1/12 @ 100
University of Kansas Hospital Authority,                1,240,000      1,240,000
Health Facilities Revenue, 3.68%,
9/1/34 *
University of Kansas Hospital Authority,                1,645,000      1,722,035
Health Facilities Revenue, Series A,
5.50%, 9/1/15, Callable 9/1/09 @ 100,
AMBAC
Washburn University of Topeka,                            460,000        466,721
Revenue, 5.35%, 7/1/07, AMBAC
Washburn University of Topeka,                            485,000        499,962
Revenue, 5.45%, 7/1/08, AMBAC
Wellington, Water & Sewer Revenue,                      1,000,000      1,023,200
5.15%, 5/1/18, Callable 5/1/08 @ 100,
AMBAC
Wichita, Hospital Facilities Revenue,                     295,000        303,788
Series III, 5.00%, 11/15/13, Callable
11/15/11 @ 101, OID
Wichita, Hospital Facilities Revenue,                     335,000        347,482
Series III, 5.25%, 11/15/15, Callable
11/15/11 @ 101
Wichita, Hospital Facilities Revenue,                     500,000        533,270
Series III, 5.50%, 11/15/17, Callable
11/15/11 @ 101, OID
Wichita, Hospital Improvements Series                   2,085,000      2,136,519
XI, Revenue, 5.40%, 11/15/08, OID
Wichita, Hospital Improvements Series                   2,000,000      2,210,439
XI, Revenue, 6.75%, 11/15/19, Callable
11/15/09 @ 101
Wichita, Hospital Revenue, 6.75%,                       1,000,000      1,099,340
11/15/14, Callable 11/15/09 @ 101
Wichita, Hospital Revenue, 6.25%,                         750,000        822,908
11/15/19, Callable 11/15/11 @ 101
Wichita, Hospital Revenue, 6.38%,                         600,000        647,508
11/15/19, Callable 11/15/09 @ 101,
OID
Wichita, Sales Tax Revenue, GO,                           200,000        208,336
5.00%, 4/1/17, Callable 4/1/09 @ 101
Wichita, Water & Sewer Utility                          2,000,000      2,013,180
Revenue, 4.70%, 10/1/12, Callable
10/1/07 @ 101, FGIC, OID
Wichita, Water and Sewer Utility                          500,000        529,495
Revenue, Series B, 5.00%, 10/1/16,
Callable 10/1/14 @ 100, FGIC
Winfield, Educational Facilities                        1,125,000      1,116,034
Revenue, 5.00%, 10/1/18, Callable
10/1/11 @ 100
Wyandotte County, Government                            1,280,000      1,256,525
Transportation Development Revenue,
5.00%, 12/1/21, Callable 6/1/16 @ 100
Wyandotte County, Government Utility                    1,975,000      2,148,463
System Revenue, 6.00%, 5/1/15, Callable
5/1/11 @ 100, MBIA
Wyandotte County, Government Utility                    2,000,000      2,033,460
System Revenue, 4.75%, 9/1/18, Callable
3/1/09 @ 101, MBIA, OID
Wyandotte County, Government Utility                      250,000        260,268
System Revenue, 5.00%, 9/1/24, Callable

9/1/14 @ 100, FSA
Wyandotte County, School District                       1,000,000      1,041,430
#204, GO, Series A, 5.00%, 9/1/24,
Callable 9/1/15 @ 100, FGIC
Wyandotte County, School District                       1,805,000      1,925,628
#500, GO, 5.25%, 9/1/12, Pre-Refunded
9/1/11 @ 100, FSA
Wyandotte County, School District                       1,000,000      1,089,520
#500, GO, 5.25%, 9/1/15, Callable 9/1/13
@ 102, FSA
                                                                    ------------
                                                                     156,351,647
                                                                    ------------
TOTAL MUNICIPAL BONDS (COST $154,530,071)                            156,351,647
                                                                     ===========
INVESTMENT COMPANIES  (0.3%)
STATE CODE NOT SPECIFIED  (0.3%)
Federated Tax-Exempt Money Market Fund                    462,638        462,638
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $462,638)                               462,638
                                                                    ------------
TOTAL INVESTMENTS (COST $154,992,709) (B) - 100.3%                   156,814,285
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                          (490,661)
                                                                    ------------
NET ASSETS - 100.0%                                                 $156,323,624
                                                                    ============

----------
* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2006.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $ 3,970:

Unrealized Appreciation                                               $2,318,940
Unrealized (Depreciation)                                               (501,334)
                                                                      ----------
Net Unrealized Appreciation (Depreciation)                            $1,825,546
                                                                      ==========

AMBAC - Insured by AMBAC Indemnity Corp.
COP - Certificate of Participation
FGIC - Insured by Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
FSA - Insured by Financial Security Assurance Inc.
GNMA - Government National Mortgage Assoc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Insured by Municipal Bond Insurance Assoc.
OID - Original Issue Discount

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2010 FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
COMMON STOCKS (27.2%)
CONSUMER DISCRETIONARY (2.5%)
99 Cents Only Stores                                           72   $        745
Activision, Inc.                                               46            550
Actuant Corp. Class A                                          11            484
Altria Group, Inc.                                            109          8,716
Anheuser-Busch Cos., Inc. (a)                                  42          2,022
Apollo Group, Inc.                                             15            710
Archer-Daniels-Midland Co. (a)                                 28          1,232
ArvinMeritor, Inc.                                             36            593
Avon Products, Inc. (a)                                        20            580
Bally Technologies, Inc.                                       61          1,004
Beazer Homes USA, Inc. (a)                                     16            667
BJ's Wholesale Club, Inc.                                      31            883
Black & Decker Corp. (a)                                       25          1,763
Boyd Gaming Corp. (a)                                          20            671
Brown-Forman Corp. Class B (a)                                 10            735
Brunswick Corp. (a)                                            17            503
Bunge Ltd.                                                     33          1,801
Callaway Golf Co. (a)                                          34            430
Carolina Group                                                 72          4,131
Centex Corp. (a)                                               39          1,845
Champion Enterprises, Inc.                                     38            252
Church & Dwight Co. (a)                                        48          1,752
Cintas Corp. (a)                                               46          1,624
Clorox Co. (a)                                                  8            480
Coach, Inc.                                                    17            488
Coca-Cola Co. (a)                                             146          6,496
Colgate-Palmolive Co. (a)                                      39          2,313
Comcast Corp. Class A                                          93          3,197
Cooper Tire & Rubber Co. (a)                                   43            430
Corn Products International, Inc.                              63          2,095
Cox Radio, Inc. Class A                                        55            806
Cumulus Media, Inc.                                            68            646
Del Monte Foods Co.                                           100          1,048
Eastman Kodak Co. (a)                                          83          1,847
Electronic Arts, Inc.                                          14            660
Energizer Holdings, Inc.                                       12            764
Estee Lauder Cos., Inc.                                        23            858
Flowers Foods, Inc.                                            23            655
Ford Motor Co.                                                 67            447
Furniture Brands International, Inc. (a)                       26            522
Garmin Ltd.                                                    19          1,805
General Mills, Inc. (a)                                        31          1,609
General Motors Corp. (a)                                       37          1,193
Genesco, Inc. (a)                                              23            623
Gentex Corp.                                                   37            494
Genuine Parts Co. (a)                                          57          2,373
Goodyear Tire & Rubber Co. (a)                                146          1,606
H.J. Heinz Co. (a)                                             17            713
Hain Celestial Group, Inc.                                     25            540

Hansen Natural Corp. (a)                                       28          1,288
Harley-Davidson, Inc. (a)                                      12            684
Harman International Industries, Inc. (a)                      20          1,604
Hasbro, Inc. (a)                                               28            524
Hearst-Argyle Television, Inc. (a)                             36            720
Herman Miller, Inc. (a)                                        29            824
Hershey Co. (a)                                                19          1,044
HNI Corp.                                                      10            406
Hormel Foods Corp. (a)                                         18            679
Hot Topic, Inc.                                                58            853
JAKKS Pacific, Inc.                                            42            693
JM Smuckers Co.                                                26          1,160
Johnson Controls, Inc. (a)                                      7            537
Jones Apparel Group, Inc.                                      21            622
KB Home                                                        13            553
Kellwood Co. (a)                                               19            503
Kimberly-Clark Corp. (a)                                       18          1,099
La-Z-Boy, Inc. (a)                                             35            446
Lancaster Colony Corp. (a)                                     27          1,035
Las Vegas Sands Corp.                                          13            806
Leggett & Platt, Inc. (a)                                      65          1,483
Lennar Corp. Class A                                           39          1,744
Liberty Global, Inc. Series C                                  70          1,483
Limited Brands, Inc. (a)                                       30            755
Liz Claiborne, Inc. (a)                                        40          1,414
Martek Biosciences Corp.                                       17            475
Mattel, Inc. (a)                                              119          2,147
McCormick & Co., Inc. (a)                                      26            912
Modine Manufacturing Co.                                       22            519
Mohawk Industries, Inc.                                         9            621
Molson Coors Brewing Co. Class B                               13            929
Nautilus, Inc.                                                 49            615
NBTY, Inc.                                                      5            148
Newell Rubbermaid, Inc. (a)                                    79          2,082
Nike, Inc. Class B (a)                                          8            632
Nu Skin Enterprises, Inc. Class A (a)                          36            515
NutriSystem, Inc.                                              14            741
NVR, Inc.                                                       1            495
OfficeMax, Inc.                                                29          1,192
Papa John's International, Inc.                                26            836
PepsiAmericas, Inc.                                            36            814
PepsiCo, Inc. (a)                                             110          6,971
PETCO Animal Supplies, Inc.                                    41          1,151
Phillips-Van Heusen Corp. (a)                                  49          1,741
Polaris Industries, Inc. (a)                                   17            650
Polo Ralph Lauren Corp.                                        10            570
Ralcorp Holdings, Inc. (a)                                     15            625
Reynolds American, Inc.                                         7            887
Ryan's Restaurant Group, Inc.                                  64          1,009
Sara Lee Corp. (a)                                             30            507
Smithfield Foods, Inc.                                         34            967
Snap-On, Inc. (a)                                              48          2,016
Standard Pacific Corp. (a)                                     16            357
Stanley Works (a)                                              20            907
Starwood Hotels & Resorts Worldwide                            10            526
Steelcase, Inc. Class A                                        73          1,072
Stewart Enterprises, Inc. Class A (a)                         139            744
Superior Industries International, Inc. (a)                    44            801
Take-Two Interactive Software, Inc.                            37            396

The Cato Corp. Class A (a)                                     39            948
The Pep Boys-Manny, Moe & Jack (a)                             65            701
The Scotts Miracle-Grow Co. (a)                                20            785
The Stride Rite Corp. (a)                                      64            810
The Walt Disney Co. (a)                                        23            683
THQ, Inc.                                                      25            567
Timberland Co. (a)                                             23            592
Time Warner, Inc.                                             261          4,306
Tootsie Roll Industries, Inc.                                  27            733
Tupperware Brands Corp. (a)                                    27            466
Tyson Foods, Inc. Class A (a)                                  41            580
Universal Corp. (a)                                            17            600
UST, Inc. (a)                                                  47          2,376
VF Corp. (a)                                                   29          1,967
Viad Corp.                                                     28            909
WCI Communities, Inc.                                          24            377
Weight Watchers International, Inc.                            11            440
Whirlpool Corp. (a)                                             3            231
WM. Wrigley Jr. Co. (a)                                         2             92
Wolverine World Wide, Inc. (a)                                 30            763
Yankee Candle Co., Inc.                                        18            438
                                                                    ------------
                                                                         146,294
                                                                    ------------
CONSUMER STAPLES (3.1%)
Abercrombie & Fitch Co.                                        15            794
Adesa, Inc.                                                    22            449
Advance Auto Parts, Inc.                                       18            545
ADVO, Inc.                                                     17            616
Aeropostale, Inc.                                              22            610
AirTran Holdings, Inc. (a)                                     45            564
Amazon.com, Inc. (a)                                           17            457
American Greetings Corp. Class A (a)                           33            743
AmerisourceBergen Corp.                                        48          2,064
Andrx Group                                                    72          1,717
Ann Taylor Stores Corp.                                        51          2,094
aQuantive, Inc.                                                31            636
ARAMARK Corp. Class B                                          21            674
Arbitron, Inc.                                                 16            586
AutoNation, Inc.                                               34            670
AutoZone, Inc. (a)                                             18          1,582
Avid Technology, Inc.                                          17            599
Barnes & Noble, Inc.                                           23            771
Bed Bath & Beyond, Inc.                                        17            569
Best Buy Co., Inc.                                             18            816
Big Lots, Inc.                                                 60            970
Blyth, Inc.                                                    38            664
Bob Evans Farms, Inc. (a)                                      18            496
Borders Group, Inc.                                            38            722
Bowater, Inc. (a)                                              34            690
Brinker International, Inc.                                    15            486
Cablevision Systems Corp.                                      73          1,624
Campbell Soup Co. (a)                                          23            844
Cardinal Health, Inc. (a)                                      31          2,077
Career Education Corp.                                         17            484
CarMax, Inc.                                                   18            626
Casey's General Stores, Inc.                                   24            543
Catalina Marketing Corp.                                       30            872
CBRL Group, Inc.                                               19            621
CDW Corp.                                                      11            650
CEC Entertainment, Inc.                                        18            532
Cendant Corp.                                                  39            585
Charming Shoppes, Inc. (a)                                     56            577
Cheesecake Factory, Inc.                                       58          1,325

Chemed Corp.                                                   10            368
Chico's Fas, Inc.                                              57          1,291
Children's Place Retail Stores, Inc.                           10            558
Christopher & Banks Corp.                                      25            705
Circuit City Stores, Inc. (a)                                  59          1,446
CNET Networks, Inc.                                            55            464
ConAgra Foods, Inc. (a)                                        45            968
Continental Airlines, Inc. Class B                             77          2,028
Costco Wholesale Corp. (a)                                     36          1,899
CVS Corp. (a)                                                  48          1,571
DeVry, Inc. (a)                                                32            675
Dick's Sporting Goods, Inc.                                    17            619
Dillard's, Inc. (a)                                            66          1,982
Discovery Holding Co. Class A                                  47            626
Dollar General Corp. (a)                                       71            953
Dollar Tree Stores, Inc.                                       26            692
DreamWorks Animation SKG, Inc. Class A                         24            503
Dress Barn, Inc.                                               24            518
Dun & Bradstreet Corp.                                         23          1,535
E.W. Scripps Co. Class A                                       14            598
eBay, Inc.                                                     68          1,637
EchoStar Communications Corp. (a)                              65          2,278
Entercom Communications Corp. Class A                          25            634
Family Dollar Stores, Inc. (a)                                 35            795
Fastenal Co.                                                   43          1,530
Federated Department Stores, Inc.                              20            702
Foot Locker, Inc.                                              38          1,032
Gannett Co., Inc. (a)                                           9            469
Gaylord Entertainment Co.                                      16            612
Getty Images, Inc.                                              8            373
Guitar Center, Inc.                                            10            425
H&R Block, Inc. (a)                                            87          1,979
Harrah's Entertainment, Inc. (a)                                8            481
Home Depot, Inc. (a)                                          148          5,136
IHOP Corp.                                                     11            500
International Game Technology (a)                              15            580
International Speedway Corp. Class A (a)                       11            498
Interpublic Group of Cos. (a)                                  74            606
ITT Educational Services, Inc. (a)                             31          2,090
J.C. Penney Co., Inc. (a)                                      11            693
Jack in the Box, Inc.                                          15            592
John Wiley & Sons, Inc. Class A (a)                            17            562
Kohl's Corp. (a)                                               14            793
Krispy Kreme Doughnuts, Inc.                                   84            711
Kroger Co. (a)                                                 63          1,445
Lamar Advertising Co. Class A                                  14            687
Laureate Education, Inc.                                       18            822
Live Nation, Inc.                                              33            692
Longs Drug Stores Corp. (a)                                    23            946
Lowe's Cos. (a)                                                96          2,722
Marriott International, Inc. Class A (a)                       16            563
Matthews International Corp. Class A                           17            584
McClatchy Co. Class A                                          70          2,967
McDonald's Corp. (a)                                           82          2,902
McGraw-Hill Cos. (a)                                           17            957
McKesson Corp. (a)                                             12            605
Media General, Inc. Class A (a)                                11            401
Men's Wearhouse, Inc.                                          20            622
Meredith Corp. (a)                                             16            756
Michaels Stores, Inc.                                          44          1,866
NAVTEQ                                                         15            423

Netflix, Inc.                                                  27            559
New York Times Co. Class A (a)                                 26            576
News Corp. Class A                                            137          2,636
News Corp. Class B                                             30            604
Nordstrom, Inc. (a)                                            62          2,127
O'Reilly Automotive, Inc.                                      19            539
Office Depot, Inc.                                             79          2,848
Omnicare, Inc. (a)                                             36          1,629
Omnicom Group, Inc.                                             8            708
P.F. Chang's China Bistro, Inc.                                14            423
Pacific Sunwear of California, Inc.                            31            517
Panera Bread Co. Class A                                       12            628
Payless Shoesource, Inc.                                       66          1,708
Penn National Gaming, Inc.                                     14            463
PetSmart, Inc.                                                 24            565
Pier 1 Imports, Inc. (a)                                       54            367
Pinnacle Entertainment, Inc.                                   24            658
Procter & Gamble Co. (a)                                      213         11,970
R.H. Donnelley Corp.                                           40          2,088
RadioShack Corp.                                               32            517
Regis Corp.                                                    18            606
Rent-A-Center, Inc.                                            50          1,347
Royal Caribbean Cruises Ltd.                                   23            780
Ruby Tuesday, Inc. (a)                                         25            549
Sabre Holdings Corp. (a)                                       23            476
Safeway, Inc. (a)                                              21            590
Saks, Inc.                                                     66          1,065
Scientific Games Corp.                                         48          1,631
Sears Holdings Corp.                                            4            549
Service Corp. International (a)                               261          1,960
ServiceMaster Co.                                              51            525
Sirius Satellite Radio, Inc.                                  382          1,604
Six Flags, Inc.                                                50            264
Sonic Corp.                                                    36            708
Staples, Inc.                                                  33            713
Starbucks Corp.                                                57          1,953
Station Casinos, Inc. (a)                                       8            439
Strayer Education, Inc. (a)                                     6            650
Supervalu, Inc. (a)                                           111          3,009
Sysco Corp. (a)                                                28            773
Target Corp.                                                   65          2,985
Tractor Supply Co.                                             14            640
Univision Communications, Inc. Class A                         66          2,204
Urban Outfitters, Inc.                                         20            292
VCA Antech, Inc.                                               59          2,063
Viacom, Inc. Class B                                           31          1,080
Wal-Mart Stores, Inc. (a)                                     178          7,920
Walgreen Co. (a)                                               70          3,274
Washington Post Co. Class B (a)                                 1            771
Wendy's International, Inc. (a)                                32          1,925
Whole Foods Market, Inc.                                       35          2,013
Williams-Sonoma, Inc.                                          16            509
Wynn Resorts Ltd.                                              12            768
XM Satellite Radio Holdings, Inc. Class A                      37            429
Yum! Brands, Inc.                                              13            585
Zale Corp.                                                     35            896
                                                                    ------------
                                                                         179,286
                                                                    ------------
ENERGY (2.4%)
Anadarko Petroleum Corp. (a)                                   18            823
Apache Corp. (a)                                               12            846
Atwood Oceanics, Inc.                                          14            657

Baker Hughes, Inc. (a)                                         25          1,999
BJ Services Co.                                                35          1,269
Cabot Oil & Gas Corp. (a)                                      20          1,055
Cheniere Energy, Inc.                                          20            700
Chesapeake Energy Corp. (a)                                    99          3,257
Chevron Corp.                                                 118          7,762
ConocoPhillips                                                 87          5,972
Core Laboratories N.V. (a)                                     19          1,387
Denbury Resources, Inc. (a)                                    72          2,496
Devon Energy Corp.                                             17          1,099
Diamond Offshore Drilling, Inc. (a)                            10            789
Duquesne Light Holdings                                       145          2,823
Dynegy, Inc. Class A                                          298          1,678
El Paso Corp.                                                 192          3,072
Encore Acquisition Co.                                         19            579
ENSCO International, Inc. (a)                                  43          1,987
EOG Resources, Inc.                                            23          1,705
Exxon Mobil Corp.                                             318         21,540
FMC Technologies, Inc.                                         30          1,891
Forest Oil Corp.                                               28            938
Global Industries Ltd. (a)                                     44            734
GlobalSantaFe Corp.                                            26          1,428
Grant Prideco, Inc.                                            40          1,820
Grey Wolf, Inc.                                                99            758
Halliburton Co. (a)                                            68          2,268
Hanover Compressor Co. (a)                                     48            912
Helix Energy Solutions Group, Inc.                             53          2,066
Helmerich & Payne, Inc. (a)                                    42          1,163
Hess Corp.                                                     21          1,111
Houston Exploration Co. (a)                                    11            702
Hydril                                                         10            693
Input/Output, Inc.                                             90            885
Kerr-Mcgee Corp. (a)                                           18          1,264
Kinder Morgan, Inc.                                            12          1,224
Lone Star Technologies, Inc. (a)                               12            565
Marathon Oil Corp.                                             14          1,269
Maverick Tube Corp. (a)                                        47          2,998
McDermott International, Inc. (a)                              37          1,685
Nabors Industries Ltd.                                         88          3,108
National Oilwell Varco, Inc.                                   19          1,274
Nicor, Inc. (a)                                                20            876
Noble Corp.                                                    34          2,440
Noble Energy, Inc.                                             50          2,531
Occidental Petroleum Corp. (a)                                 25          2,694
Oceaneering International, Inc.                                26          1,137
OGE Energy Corp. (a)                                           82          3,104
Parker Drilling Co. (a)                                       129            937
Patterson-UTI Energy, Inc.                                     57          1,614
Plains Exploration & Production Co.                            33          1,451
Pogo Producing Co.                                             13            576
Pride International, Inc.                                      27            806
Quicksilver Resources, Inc.                                    23            813
Range Resources Corp. (a)                                      55          1,546
Rowan Cos., Inc. (a)                                           18            610
Schlumberger Ltd. (a)                                          79          5,281
SEACOR Holding, Inc. (a)                                        8            651
Sempra Energy (a)                                              20            965
Smith International, Inc.                                      56          2,496
Southwestern Energy Co. (a)                                    28            963
St. Mary Land & Exploration Co.                                23            989
Stone Energy Corp. (a)                                         17            795
Tesoro Corp. (a)                                               20          1,496

Tetra Technologies, Inc. (a)                                   43          1,230
TODCO                                                          44          1,677
Transocean, Inc. (a)                                           15          1,158
Unit Corp. (a)                                                 30          1,759
Valero Energy Corp. (a)                                        34          2,293
Veritas DGC, Inc. (a)                                          17            974
Weatherford International, Inc.                                37          1,733
Western Gas Resources, Inc. (a)                                15            910
Williams Cos. (a)                                              27            655
XTO Energy, Inc.                                               15            705
                                                                    ------------
                                                                         142,116
                                                                    ------------
FINANCIALS (6.1%)
A.G. Edwards, Inc. (a)                                         13            701
ACE Ltd.                                                       12            618
Affiliated Managers Group, Inc.                                24          2,197
AFLAC, Inc. (a)                                                56          2,472
Alexandria Real Estate Equities, Inc.                          28          2,644
Allstate Corp. (a)                                             37          2,102
AMB Property Corp.                                             15            786
AMBAC Financial Group, Inc. (a)                                33          2,743
AMCORE Financial, Inc.                                         29            831
American Express Co. (a)                                       78          4,061
American Financial Group, Inc.                                 21            884
American Home Mortgage Investment Corp. REIT                   24            838
American International Group, Inc. (a)                        123          7,462
AmeriCredit Corp.                                              24            590
AmerUs Group Co. Class A                                       21          1,409
AmSouth Bancorp (a)                                           114          3,267
Anchor BanCorp Wisconsin, Inc.                                 28            832
Annaly Mortgage Management, Inc.                              125          1,601
Aon Corp. (a)                                                  69          2,362
Archstone-Smith Trust                                          62          3,253
Arthur J. Gallagher & Co. (a)                                  22            598
Associated Banc-Corp.                                          22            690
Assurant, Inc.                                                 37          1,782
Astoria Financial Corp.                                        18            536
AvalonBay Communities, Inc.                                    20          2,338
Axis Capital Holdings Ltd.                                     21            621
BancorpSouth, Inc. (a)                                         98          2,680
Bank of America Corp. (a)                                     252         12,986
Bank of Hawaii Corp.                                           38          1,883
Bank of New York Co. (a)                                       30          1,008
BB&T Corp. (a)                                                 21            882
Bear Stearns Cos. (a)                                           4            567
BlackRock, Inc.                                                 6            775
Boston Properties, Inc.                                        30          2,946
Brandywine Realty Trust                                        74          2,341
Brown & Brown, Inc.                                            19            596
Capital One Financial Corp. (a)                                11            851
CapitalSource, Inc.                                            25            590
Cathay General Bancorp                                         17            625
CB Richard Ellis Group, Inc. Class A                           30            706
CBL & Associates Properties, Inc.                              66          2,585
Charles Schwab Corp. (a)                                       59            937
Chicago Mercantile Exchange Holdings, Inc.                      3          1,384
Chittenden Corp.                                               24            677
Chubb Corp. (a)                                                16            807
Cincinnati Financial Corp. (a)                                 51          2,405
CIT Group, Inc.                                                64          2,938

Citigroup, Inc. (a)                                           269         12,995
Citizens Banking Corp.                                         28            711
Colonial Bancgroup, Inc. (a)                                   27            686
Colonial Properties Trust                                      41          1,965
Comerica, Inc. (a)                                             29          1,698
Commerce Bancshares, Inc.                                      12            611
Compass Bancshares, Inc.                                       40          2,358
Conseco, Inc.                                                  26            593
Countrywide Financial Corp. (a)                                40          1,433
Cousins Properties, Inc.                                       21            667
Crescent Real Estate Equities Co.                              44            859
Cullen/Frost Bankers, Inc. (a)                                 36          2,114
Delphi Financial Group, Inc. Class A (a)                       17            628
Deluxe Corp. (a)                                               37            629
Dime Community Bancshares                                      57            796
Doral Financial Corp.                                          63            323
Duke Realty Corp.                                              25            932
E*TRADE Financial Corp.                                       113          2,634
East West Bancorp, Inc.                                        21            847
Eaton Vance Corp. (a)                                          31            768
Endurance Specialty Holdings Ltd.                              27            820
Equity Inns, Inc.                                              36            568
Equity Lifestyle Properties, Inc.                              11            473
Equity Office Properties Trust                                 19            720
Equity Residential                                             25          1,163
Erie Indemnity Co. Class A                                     16            793
Essex Property Trust, Inc.                                     16          1,873
Everest Re Group Ltd.                                          20          1,892
F.N.B. Corp.                                                   35            579
FactSet Research Systems, Inc. (a)                             18            790
Fannie Mae (a)                                                 49          2,348
Federal Realty Investment Trust                                 9            653
Federated Investors, Inc.                                      17            527
Felcor Lodging Trust, Inc.                                     32            704
Fidelity National Financial, Inc. (a)                          48          1,841
Fifth Third Bancorp (a)                                        18            687
First American Corp. (a)                                       15            555
First Bancorp (Puerto Rico) (a)                                51            484
First Horizon National Corp.                                   22            922
First Midwest Bancorp (a)                                      24            857
First Niagara Financial Group, Inc.                            62            907
FirstFed Financial Corp. (a)                                    9            508
FirstMerit Corp. (a)                                           41            899
Forest City Enterprises, Inc. Class A                          13            649
Franklin Resources, Inc. (a)                                   15          1,372
Freddie Mac (a)                                                44          2,546
Friedman, Billings, Ramsey Group, Inc.                         74            679
Fulton Financial Corp.                                        163          2,698
Genworth Financial, Inc. Class A                              127          4,356
Glenborough Realty Trust, Inc.                                 46          1,021
Goldman Sachs Group, Inc.                                      20          3,055
Greater Bay Bancorp (a)                                        27            773
Harbor Florida Bancshares, Inc.                                22            973
Hartford Financial Services Group, Inc. (a)                    11            933
Health Care Property Investors, Inc.                           24            658
Health Care REIT, Inc.                                         76          2,750
Healthcare Realty Trust, Inc.                                  25            827
Highwoods Properties, Inc.                                     28          1,043
Hilb Rogal & Hobbs Co. (a)                                     19            770
Home Properties, Inc.                                          16            892

Horace Mann Educators Corp.                                    29            492
Hospitality Properties Trust                                   12            523
HRPT Properties Trust                                         180          2,115
Hudson City Bancorp, Inc.                                     143          1,855
Huntington Bancshares, Inc. (a)                                72          1,753
Impac Mortgage Holdings, Inc.                                  95          1,023
IndyMac Bancorp, Inc.                                          56          2,366
Investment Technology Group, Inc. (a)                          24          1,209
Investors Financial Services Corp. (a)                         15            672
iStar Financial, Inc.                                          19            755
Janus Capital Group, Inc.                                      40            648
Jefferies Group, Inc. (a)                                      68          1,767
Jones Lang LaSalle, Inc.                                       22          1,797
JPMorgan Chase & Co.                                          192          8,759
KeyCorp (a)                                                    16            590
Kilroy Realty Corp.                                            15          1,108
Kimco Realty Corp.                                             59          2,315
KKR Financial Corp.                                            73          1,691
Knight Capital Group, Inc. Class A                             56            926
LaBranche & Co., Inc.                                          38            375
LaSalle Hotel Properties                                       21            868
Lazard Ltd.                                                    20            781
Legg Mason, Inc. (a)                                            5            417
Lehman Brothers Holdings, Inc. (a)                             31          2,013
Lexington Corporate Properties Trust                           35            697
Liberty Property Trust                                         15            703
Lincoln National Corp. (a)                                     94          5,328
Loews Corp. (a)                                                18            667
M&T Bank Corp. (a)                                              7            853
Macerich Co.                                                   12            873
Mack-Cali Realty Corp.                                         51          2,464
Markel Corp.                                                    2            681
Marsh & McLennan Cos. (a)                                      20            541
Marshall & Ilsley Corp. (a)                                    61          2,865
MBIA, Inc. (a)                                                 38          2,235
Mellon Financial Corp. (a)                                     16            560
Mercantile Bankshares Corp. (a)                                22            782
Mercury General Corp.                                          15            828
Merrill Lynch & Co., Inc. (a)                                  49          3,568
MetLife, Inc.                                                  16            832
MGIC Investment Corp. (a)                                      30          1,707
Moody's Corp.                                                  11            604
Morgan Stanley (a)                                             58          3,857
Nasdaq Stock Market, Inc. (a)                                  55          1,514
National City Corp. (a)                                        21            756
National Financial Partners Corp.                              17            766
Nationwide Financial Services, Inc. Class A (a)                52          2,344
Nationwide Health Properties, Inc.                             35            830
NCO Group, Inc.                                                38          1,005
New Century Financial Corp.                                    44          1,921
New Plan Excel Realty Trust, Inc.                              25            648
New York Community Bancorp, Inc.                               42            686
North Fork Bancorp                                             21            595
NovaStar Financial, Inc.                                       20            692
Ohio Casualty Corp.                                            60          1,555
Old National Bancorp                                           36            687
Old Republic International Corp. (a)                           76          1,617
Pacific Capital Bancorp                                        23            678
Pan Pacific Retail Properties, Inc.                            29          2,004
Park National Corp.                                             6            610
PartnerRe Ltd.                                                 10            621

Pennsylvania Real Estate Investment Trust                      18            709
People's Bank                                                  27            969
Philadelphia Consolidated Holding Co. (a)                      27            914
Phoenix Cos., Inc.                                            103          1,401
Platinum Underwriters Holdings Ltd.                            28            792
Plum Creek Timber Co., Inc. REIT                               55          1,873
PMI Group, Inc.                                                16            679
PNC Financial Services Group, Inc. (a)                         11            779
Popular, Inc.                                                  85          1,529
Post Properties, Inc.                                          21          1,008
Potlatch Corp. REIT                                            36          1,246
Principal Financial Group, Inc.                                11            594
ProAssurance Corp.                                             15            746
Progressive Corp. (a)                                          32            774
Protective Life Corp. (a)                                      11            509
Provident Bankshares Corp.                                     17            625
Provident Financial Services, Inc.                             36            649
Prudential Financial, Inc.                                     33          2,595
Public Storage, Inc.                                           26          2,088
Radian Group, Inc. (a)                                         28          1,723
Realty Income Corp.                                            44          1,007
Reckson Associates Realty Corp.                                73          3,251
Redwood Trust, Inc. (a)                                        16            761
Regions Financial Corp.                                        18            653
RenaissanceRe Holdings Ltd.                                    12            622
Republic Bancorp, Inc. (a)                                     51            666
Safeco Corp. (a)                                               40          2,149
SEI Investments Co. (a)                                        15            733
Selective Insurance Group, Inc. (a)                            11            561
Shurgard Storage Centers, Inc.                                 25          1,648
Simon Property Group, Inc.                                     10            855
Sky Financial Group, Inc.                                      26            638
SL Green Realty Corp.                                          18          2,057
SLM Corp.                                                      19            956
South Financial Group, Inc.                                    68          1,837
Sovereign Bancorp, Inc.                                       108          2,232
St. Joe Co.                                                    12            539
St. Paul Travelers Cos., Inc. (a)                              26          1,191
StanCorp Financial Group, Inc. (a)                             39          1,681
Sterling Bancshares, Inc.                                      30            588
SunTrust Banks, Inc. (a)                                       14          1,104
Susquehanna Bancshares, Inc.                                   24            580
SVB Financial Group                                            14            627
Synovus Financial Corp. (a)                                    85          2,402
T. Rowe Price Group, Inc.                                      76          3,140
Taubman Centers, Inc.                                          20            830
TCF Financial Corp.                                            22            592
TD Ameritrade Holding Corp.                                    93          1,523
TD Banknorth, Inc.                                             21            609
The Mills Corp.                                                26            603
Thornburg Mortgage, Inc.                                       81          2,074
Torchmark Corp. (a)                                            34          2,056
Trizec Properties, Inc.                                        22            633
Trustco Bank Corp.                                             50            551
Trustmark Corp.                                                26            824
U.S. Bancorp                                                  111          3,552
UnionBanCal Corp.                                              10            618
United Bankshares, Inc.                                        44          1,568
United Dominion Realty Trust, Inc.                             24            668

Unitrin, Inc.                                                  11            440
UnumProvident Corp. (a)                                        97          1,574
Valley National Bancorp                                        28            727
Ventas, Inc.                                                   18            643
W Holding Co., Inc.                                            69            364
Wachovia Corp.                                                 83          4,451
Waddell & Reed Financial, Inc.                                 36            784
Washington Federal, Inc.                                      115          2,573
Washington Mutual, Inc. (a)                                    59          2,637
Washington Real Estate Investment Trust                        22            816
Weingarten Realty Investors                                    20            799
Wells Fargo & Co. (a)                                          96          6,945
Westamerica Bancorp                                            13            625
White Mountains Insurance Group Ltd.                            3          1,472
Whitney Holding Corp. (a)                                      40          1,444
Willis Group Holdings Ltd.                                     29            943
Wilmington Trust Corp. (a)                                     16            697
Wintrust Financial Corp.                                       12            576
XL Capital Ltd. Class A                                         8            510
                                                                    ------------
                                                                         358,585
                                                                    ------------
HEALTH CARE (2.9%)
Abbott Laboratories (a)                                        86          4,108
Advanced Medical Optics, Inc.                                  44          2,167
Aetna, Inc.                                                    26            819
Affymetrix, Inc. (a)                                           29            626
Alcon, Inc.                                                     8            883
Alexion Pharmaceuticals, Inc.                                  16            550
Allergan, Inc. (a)                                             13          1,402
American Medical Systems Holdings, Inc.                        26            475
American National Insurance Co.                                 7            802
Amgen, Inc.                                                    80          5,578
Amylin Pharmaceuticals, Inc.                                   17            830
Applied Biosystems Group-Applera Corp.                         62          1,993
Arthrocare Corp.                                               13            573
Barr Pharmaceuticals, Inc.                                     31          1,543
Bausch & Lomb, Inc. (a)                                         9            426
Beckman Coulter, Inc. (a)                                      10            573
Becton Dickinson & Co. (a)                                     10            659
Bio-Rad Laboratories, Inc. Class A                             10            659
Biogen Idec, Inc.                                              15            632
Biomet, Inc. (a)                                               25            824
Biosite, Inc.                                                  18            702
Boston Scientific Corp.                                        90          1,531
Bristol-Myers Squibb Co. (a)                                  115          2,757
C.R. Bard, Inc. (a)                                            32          2,271
Cambrex Corp. (a)                                              40            852
Caremark Rx, Inc.                                              35          1,848
Celera Genomics Group-Applera Corp.                            49            662
Celgene Corp.                                                  87          4,166
Centene Corp.                                                  22            358
Cephalon, Inc.                                                 10            657
Charles River Laboratories International, Inc.                 12            426
CIGNA Corp. (a)                                                 5            456
Community Health Systems, Inc.                                 15            544
Cooper Cos. (a)                                                10            442

Covance, Inc.                                                  11            701
Coventry Health Care, Inc.                                     43          2,266
Cubist Pharmaceuticals, Inc.                                   28            642
CV Therapeutics, Inc.                                          23            282
Cytyc Corp.                                                    19            467
Dade Behring Holdings, Inc.                                    15            611
DaVita, Inc.                                                   33          1,651
Delta & Pine Land Co. (a)                                      35          1,197
Dentsply International, Inc. (a)                               24            751
Edwards Lifesciences Corp.                                     42          1,858
Endo Pharmaceuticals Holdings, Inc.                            18            559
Express Scripts, Inc.                                          13          1,001
Fisher Scientific International, Inc.                          32          2,372
Forest Laboratories, Inc.                                      16            741
Gen-Probe, Inc.                                                35          1,818
Genentech, Inc.                                                29          2,344
Genzyme Corp.                                                  12            819
Gilead Sciences, Inc.                                          35          2,152
Haemonetics Corp. (a)                                          10            439
Health Management Associates, Inc. Class A                     79          1,608
Health Net, Inc.                                               26          1,091
Healthways, Inc.                                               14            752
Henry Schein, Inc. (a)                                         15            711
Hillenbrand Industries, Inc. (a)                               10            497
Hologic, Inc.                                                  34          1,527
Hospira, Inc.                                                  37          1,617
Humana, Inc. (a)                                               43          2,405
IDEXX Laboratories, Inc. (a)                                   25          2,213
ImClone Systems, Inc. (a)                                      16            520
Immucor, Inc. (a)                                              27            538
Intuitive Surgical, Inc.                                        5            476
Invitrogen Corp.                                                9            556
Johnson & Johnson (a)                                         200         12,509
Kinetic Concepts, Inc.                                         22            980
King Pharmaceuticals, Inc.                                     42            715
Kyphon, Inc.                                                   15            511
Laboratory Corp. of America Holdings                           42          2,706
LifePoint Hospitals, Inc.                                      21            707
Lincare Holdings, Inc.                                         17            592
Manor Care, Inc. (a)                                           18            901
Medco Health Solutions, Inc.                                   14            831
Medicines Co.                                                  25            524
Medicis Pharmaceutical Corp.                                   22            606
Medimmune, Inc.                                                68          1,726
Medtronic, Inc. (a)                                            77          3,890
Mentor Corp.                                                   15            667
Merck & Co., Inc. (a)                                         128          5,154
MGI Pharma, Inc.                                               31            453
Millennium Pharmaceuticals, Inc.                               54            530
Millipore Corp. (a)                                             8            501
Mylan Laboratories, Inc. (a)                                   76          1,669
Myriad Genetics, Inc.                                          20            492
Nektar Therapeutics                                            34            554
Neurocrine Biosciences, Inc.                                   15            139
Onyx Pharmaceuticals, Inc.                                     21            330
OSI Pharmaceuticals, Inc.                                      28            935
Owens & Minor, Inc. (a)                                        21            634
Par Pharmaceutical Cos., Inc.                                  35            533
Patterson Cos., Inc.                                           20            665
PDL BioPharma, Inc.                                            85          1,531
Pediatrix Medical Group, Inc. (a)                              20            848

Perrigo Co.                                                    46            729
Pfizer, Inc. (a)                                              391         10,161
Pharmaceutical Product Development, Inc.                       24            924
PolyMedica Corp.                                               13            503
Quest Diagnostics, Inc. (a)                                    48          2,886
ResMed, Inc.                                                   46          2,135
Respironics, Inc. (a)                                          17            605
Rite Aid Corp. (a)                                            238          1,004
Sepracor, Inc.                                                 34          1,680
Sierra Health Services, Inc. (a)                               21            907
St. Jude Medical, Inc. (a)                                     16            590
Stryker Corp. (a)                                              12            546
Sunrise Senior Living, Inc.                                    15            433
Techne Corp.                                                   15            745
Telik, Inc.                                                    27            458
Tenet Healthcare Corp. (a)                                     82            485
Triad Hospitals, Inc.                                          14            546
United Surgical Partners International, Inc.                   17            420
United Therapeutics Corp.                                       9            534
UnitedHealth Group, Inc.                                       88          4,209
Universal Health Services, Inc. Class B                        12            672
Varian Medical Systems, Inc. (a)                               39          1,767
Varian, Inc.                                                   13            585
Ventana Medical Systems, Inc.                                  17            792
Vertex Pharmaceuticals, Inc.                                   25            838
Waters Corp.                                                   19            773
Watson Pharmaceuticals, Inc.                                   18            403
WellPoint, Inc.                                                43          3,204
Wyeth                                                          77          3,732
Zimmer Holdings, Inc.                                          11            696
                                                                    ------------
                                                                         167,771
                                                                    ------------
INDUSTRIALS  (3.5%)
Accenture Ltd. Class A                                         25            732
Aeroflex, Inc. (a)                                             39            395
AGCO Corp.                                                     80          1,837
Agilent Technologies, Inc.                                     24            683
Albany International Corp. Class A (a)                         15            539
Alexander & Baldwin, Inc. (a)                                  18            722
Alliance Data Systems Corp.                                    12            616
Alliant Techsystems, Inc.                                      26          2,084
Allied Waste Industries, Inc. (a)                              51            518
American Standard Cos., Inc.                                   49          1,893
Ametek, Inc. (a)                                               46          1,951
Amphenol, Inc.                                                 30          1,682
Anixter International, Inc. (a)                                13            717
Aptargroup, Inc.                                               13            670
Armor Holdings, Inc.                                           13            672
Arrow Electronics, Inc.                                        21            593
Automatic Data Processing, Inc. (a)                            44          1,925
Avnet, Inc. (a)                                                24            437
Ball Corp. (a)                                                 17            651
Banta Corp. (a)                                                30          1,060
Belden CDT, Inc.                                               24            779
Bemis Co., Inc. (a)                                            18            553
Benchmark Electronics, Inc.                                    24            584
Boeing Co. (a)                                                 53          4,104
Briggs & Stratton Corp. (a)                                    25            640
Brink's Co.                                                    24          1,322
C.H. Robinson Worldwide, Inc.                                  47          2,152

Carlisle Cos. (a)                                              13          1,039
Ceradyne, Inc.                                                 13            636
Ceridian Corp.                                                 58          1,393
CheckFree Corp.                                                13            579
Checkpoint Systems, Inc. (a)                                   20            330
Choicepoint, Inc.                                              33          1,127
Clarcor, Inc. (a)                                              21            597
Cognex Corp.                                                   23            543
Commscope, Inc.                                                28            874
Convergys Corp.                                                34            649
Corporate Executive Board Co.                                   7            658
Corrections Corp. of America                                   16            874
Crane Co. (a)                                                  47          1,805
Crown Holdings, Inc.                                          139          2,316
Cummins, Inc. (a)                                               9          1,053
Curtiss-Wright Corp. (a)                                       18            523
Danaher Corp. (a)                                              11            717
Deere & Co. (a)                                                 9            653
Dionex Corp.                                                   11            609
Donaldson Co., Inc. (a)                                        54          1,776
DRS Technologies, Inc.                                         31          1,435
Eagle Materials, Inc.                                          22            791
EGL, Inc.                                                      13            571
EMCOR Group, Inc. (a)                                          12            618
Emdeon Corp.                                                   64            770
Energy Conversion Devices, Inc.                                29            976
ESCO Technologies, Inc.                                        13            685
Esterline Technologies Corp. (a)                               13            550
Expeditors International of Washington, Inc.                   54          2,455
FedEx Corp. (a)                                                23          2,408
Fidelity National Information Services, Inc.                   22            786
First Data Corp. (a)                                           58          2,369
Fiserv, Inc.                                                   61          2,663
Flextronics International Ltd.                                170          1,928
Flir Systems, Inc.                                             27            648
Florida Rock Industries, Inc. (a)                              12            457
Flowserve Corp. (a)                                            36          1,865
Fluor Corp.                                                    24          2,108
Foster Wheeler Ltd.                                            43          1,640
FTI Consulting, Inc.                                           23            604
Gardner Denver, Inc. (a)                                       28            970
General Cable Corp. (a)                                        26            928
General Electric Co. (a)                                      558         18,242
General Maritime Corp.                                         24            871
Global Payments, Inc.                                          13            553
Graco, Inc. (a)                                                46          1,807
GrafTech International Ltd.                                   133            714
Granite Construction, Inc.                                     17            739
Harsco Corp. (a)                                               27          2,176
Hewitt Associates, Inc. Class A                                21            472
Honeywell International, Inc. (a)                              29          1,122
Hubbell, Inc. Class B (a)                                      13            611
IDEX Corp. (a)                                                 37          1,608
Ingersoll-Rand Co. Ltd. Class A                                13            465
Iron Mountain, Inc.                                            41          1,681
ITT Industries, Inc. (a)                                       54          2,730
J.B. Hunt Transport Services, Inc.                             28            576
Jabil Circuit, Inc.                                            53          1,224
Jacobs Engineering Group, Inc.                                 10            830
Jarden Corp.                                                   25            725

JLG Industries, Inc. (a)                                       42            760
Joy Global, Inc.                                               36          1,351
Kansas City Southern                                           68          1,674
Kemet Corp.                                                    58            485
Kennametal, Inc. (a)                                           15            799
L-3 Communications Holdings, Inc.                              36          2,651
Landstar System, Inc.                                          62          2,647
Lockheed Martin Corp. (a)                                      27          2,151
Louisiana-Pacific Corp. (a)                                    25            500
Manitowoc Co. (a)                                              42          1,649
Martin Marietta Materials, Inc. (a)                             8            644
Masco Corp. (a)                                                17            454
MDU Resources Group, Inc. (a)                                  29            703
MeadWestvaco Corp.                                             32            836
Mettler-Toledo International, Inc.                             10            615
Molex, Inc. Class A                                            19            514
Monster Worldwide, Inc.                                        34          1,360
MPS Group, Inc.                                                53            688
MSC Industrial Direct Co. (a)                                  18            742
Mueller Industries, Inc.                                       17            625
National Instruments Corp.                                     21            583
Nordson Corp.                                                  12            546
Northrop Grumman Corp. (a)                                     29          1,920
OMI Corp. (a)                                                  39            860
Oshkosh Truck Corp.                                            12            515
Owens-Illinois, Inc. (a)                                       34            514
Pactiv Corp. (a)                                               34            833
Pall Corp. (a)                                                 49          1,278
Paychex, Inc. (a)                                              15            513
PerkinElmer, Inc. (a)                                         102          1,839
PHH Corp.                                                      21            525
Powerwave Technologies, Inc.                                   57            453
Precision Castparts Corp. (a)                                  36          2,147
Quanex Corp. (a)                                               15            544
Quanta Services, Inc.                                          53            846
R.R. Donnelley & Sons Co. (a)                                  71          2,072
Raytheon Co.                                                   17            766
Republic Services, Inc.                                        39          1,566
Resources Connection, Inc.                                     19            450
Robert Half International, Inc.                                54          1,747
Rockwell Automation Corp. (a)                                  17          1,054
Rockwell Collins, Inc.                                         55          2,935
Roper Industries, Inc.                                         14            633
Ryder System, Inc. (a)                                         15            756
Sanmina-SCI Corp.                                             128            443
Sealed Air Corp. (a)                                           14            661
Shaw Group, Inc. (a)                                           70          1,448
Simpson Manufacturing Co.                                      15            420
Smurfit-Stone Container Corp.                                  44            445
Solectron Corp.                                               170            513
Sonoco Products Co. (a)                                        17            553
SPX Corp.                                                      13            710
Stericycle, Inc. (a)                                           31          2,083
Symbol Technologies, Inc.                                      58            641
Technitrol, Inc. (a)                                           25            620
Tektronix, Inc. (a)                                            20            545
Teleflex, Inc. (a)                                             28          1,599
Temple-Inland, Inc. (a)                                        20            851
Terex Corp. (a)                                                42          1,883
Tetra Tech, Inc.                                               29            465
Texas Industries, Inc. (a)                                      9            444
Textron, Inc. (a)                                              32          2,877

Thomas & Betts Corp. (a)                                       38          1,799
Toro Co. (a)                                                   17            704
Trimble Navigation Ltd.                                        40          1,921
Tyco International Ltd. (a)                                   111          2,896
Union Pacific Corp. (a)                                        10            850
United Parcel Service, Inc. Class B                            50          3,446
United Rentals, Inc. (a)                                       59          1,647
USG Corp.                                                      14            649
Vishay Intertechnology, Inc.                                   41            575
Vulcan Materials Co. (a)                                       21          1,406
W.W. Grainger, Inc. (a)                                        25          1,552
Walter Industries, Inc.                                        30          1,343
Washington Group International, Inc.                           11            594
Waste Connections, Inc.                                        19            710
Waste Management, Inc. (a)                                     21            722
Watsco, Inc. (a)                                               12            532
Werner Enterprises, Inc.                                       29            522
Wesco International, Inc.                                      11            641
YRC Worldwide, Inc.                                            43          1,711
                                                                    ------------
                                                                         203,797
                                                                    ------------
INFORMATION TECHNOLOGY  (3.4%)
3Com Corp. (a)                                                100            474
Actel Corp.                                                    57            773
Adaptec, Inc. (a)                                             100            440
ADC Telecommunications, Inc.                                   28            342
Adobe Systems, Inc. (a)                                        27            770
Adtran, Inc.                                                   36            787
Advanced Digital Information Corp.                             75            905
Affiliated Computer Services, Inc. Class A (a)                 51          2,597
Agere Systems, Inc.                                           149          2,169
Akamai Technologies, Inc.                                      65          2,576
Altera Corp.                                                  103          1,783
American Power Conversion Corp.                                32            540
American Tower Corp. Class A                                   44          1,487
Amkor Technology, Inc.                                         54            334
Analog Devices, Inc.                                           16            517
Ansys, Inc. (a)                                                17            780
Apple Computer, Inc.                                           53          3,602
Applied Materials, Inc. (a)                                   120          1,889
Ariba, Inc.                                                    96            749
Arris Group, Inc.                                              54            577
ATMI, Inc.                                                     20            531
Autodesk, Inc. (a)                                             61          2,081
Avaya, Inc.                                                   148          1,370
Avocent Corp.                                                  20            512
BEA Systems, Inc.                                             129          1,514
BearingPoint, Inc.                                             97            776
Black Box Corp.                                                17            699
BMC Software, Inc.                                             77          1,803
Bowne & Co., Inc.                                              56            777
Broadcom Corp.                                                 19            456
Brocade Communications Systems, Inc.                          268          1,678
Brooks Automation, Inc.                                        39            440
Caci International, Inc. Class A                               12            676
Cadence Design Systems, Inc.                                   94          1,522
Cerner Corp. (a)                                               14            567
Check Point Software Technologies Ltd.                         31            521
Ciena Corp.                                                   393          1,427

Cisco Systems, Inc.                                           406          7,247
Cognizant Technology Solutions Corp.                           37          2,423
Computer Sciences Corp. (a)                                    54          2,829
Compuware Corp.                                                83            580
Conexant Systems, Inc.                                        247            442
Corning, Inc. (a)                                              97          1,850
Cree, Inc.                                                     31            612
Crown Castle International Corp.                               63          2,219
CSG Systems International, Inc. (a)                            25            651
CTS Corp. (a)                                                  60            865
Cymer, Inc.                                                    15            587
Cypress Semiconductor Corp.                                   123          1,868
Dell, Inc.                                                    136          2,948
Digital River, Inc.                                            14            628
DST Systems, Inc.                                              11            619
Dycom Industries, Inc.                                         27            486
EarthLink, Inc.                                                67            483
Electronics for Imaging, Inc. (a)                              28            565
EMC Corp.                                                     181          1,837
Emulex Corp.                                                   43            640
F5 Networks, Inc.                                              32          1,483
Fair Isaac Corp. (a)                                           16            540
Fairchild Semiconductor International, Inc.                    54            883
FileNet Corp.                                                  22            700
GameStop Corp. Class B                                         24            902
Google, Inc. Class A                                           19          7,345
Harris Corp. (a)                                               43          1,959
Hewlett-Packard Co. (a)                                       157          5,010
Hyperion Solutions Corp.                                       24            748
Ikon Office Solutions, Inc. (a)                                61            842
Ingram Micro, Inc. Class A (a)                                120          2,116
Insight Enterprises, Inc.                                      25            424
Integrated Device Technology, Inc. (a)                        161          2,491
Intel Corp. (a)                                               381          6,858
InterDigital Communications Corp. (a)                          22            603
Intergraph Corp. (a)                                           15            533
International Business Machines Corp. (a)                     114          8,824
International Rectifier Corp.                                  16            570
Internet Security Systems, Inc.                                40            900
Intersil Corp. Class A                                         27            635
Intuit, Inc.                                                   36          1,111
JDS Uniphase Corp.                                            269            573
Juniper Networks, Inc.                                         30            404
Keane, Inc. (a)                                                66            952
KLA-Tencor Corp. (a)                                           11            464
Kronos, Inc.                                                   13            377
Lam Research Corp. (a)                                         31          1,289
Lexmark International, Inc.                                    35          1,892
Liberty Media Holding Corp. - Capital                           6            490
Liberty Media Holding Corp. - Interactive                      30            494
Linear Technology Corp. (a)                                    17            550
LSI Logic Corp. (a)                                            68            558
Lucent Technologies, Inc. (a)                                 210            447
Macrovision Corp.                                              34            667
Marvell Technology Group Ltd.                                  20            371
Maxim Integrated Products, Inc.                                15            441
McAfee, Inc.                                                   28            603
MEMC Electronic Materials, Inc. (a)                            49          1,491

Mentor Graphics Corp.                                          54            744
Micrel, Inc.                                                   42            449
Microchip Technology, Inc.                                     59          1,903
Micron Technology, Inc. (a)                                    57            887
Micros Systems, Inc.                                           15            600
Microsemi Corp.                                                24            607
Microsoft Corp.                                               605         14,537
Molex, Inc. (a)                                                26            825
Motorola, Inc. (a)                                            162          3,687
NCR Corp. (a)                                                  52          1,671
Network Appliance, Inc. (a)                                    16            475
Novell, Inc. (a)                                               66            428
Novellus Systems, Inc.                                         25            633
NVIDIA Corp.                                                   89          1,970
OmniVision Technologies, Inc.                                  23            437
Oracle Corp.                                                  294          4,401
Parametric Technology Corp.                                    56            866
Park Electrochemical Corp. (a)                                 26            640
Perot Systems Corp.                                            44            586
Photronics, Inc. (a)                                           50            699
Plantronics, Inc.                                              19            296
PMC-Sierra, Inc. (a)                                           44            225
Polycom, Inc.                                                  40            888
QLogic Corp.                                                   30            525
Qualcomm, Inc.                                                104          3,667
Quantum Corp.                                                 271            583
Red Hat, Inc. (a)                                              28            663
RF Micro Devices, Inc.                                         97            598
RSA Security, Inc.                                             37          1,020
Salesforce.com, Inc.                                           18            463
SanDisk Corp. (a)                                              20            933
SBA Communications Corp.                                       56          1,337
Seagate Technology                                             47          1,090
Silicon Image, Inc.                                            84            889
Silicon Laboratories, Inc.                                     37          1,366
SiRF Technology Holdings, Inc.                                 21            401
Skyworks Solutions, Inc.                                      108            474
SRA International, Inc. Class A                                19            460
Sun Microsystems, Inc.                                        161            700
Sybase, Inc. (a)                                               86          1,810
Sycamore Networks, Inc.                                       125            455
Symantec Corp.                                                 53            921
Synopsys, Inc.                                                 35            627
Tellabs, Inc. (a)                                             127          1,194
Teradyne, Inc.                                                 34            447
Texas Instruments, Inc.                                       109          3,246
The Reynolds & Reynolds Co. (a)                                29          1,026
TIBCO Software, Inc.                                          103            820
Transaction Systems Architects, Inc. (a)                       20            740
Triquint Semiconductor, Inc. (a)                              100            472
Unisys Corp.                                                   81            415
United Online, Inc.                                            42            458
United Stationers, Inc.                                        13            639
Varian Semiconductor Equipment Associates Inc                  30            951
Veeco Instruments, Inc.                                        34            758
Vitesse Semiconductor Corp.                                   156            147
Websense, Inc.                                                 18            338
Wind River Systems, Inc. (a)                                   42            347
Xilinx, Inc.                                                   37            751
Yahoo!, Inc.                                                   91          2,470

Zebra Technologies Corp. Class A                               12            376
                                                                    ------------
                                                                         202,391
                                                                    ------------
MATERIALS (1.4%)
A. Schulman, Inc. (a)                                          39            853
Air Products & Chemicals, Inc. (a)                             10            639
AK Steel Holding Corp. (a)                                     54            698
Alcoa, Inc. (a)                                                33            988
Allegheny Technologies, Inc. (a)                               24          1,533
American Axle & Manufacturing                                  57            934
Holdings, Inc.
Arch Coal, Inc.                                                41          1,556
Ashland, Inc.                                                  13            865
Axcelis Technologies, Inc.                                    131            724
Cabot Corp.                                                    26            865
Cabot Microelectronics Corp.                                   28            834
Cameron International Corp.                                    19            958
Carpenter Technology Corp. (a)                                 14          1,378
Chaparral Steel Co.                                            12            842
Chemtura Corp.                                                 56            482
Cleveland-Cliffs, Inc. (a)                                     28          1,012
Coeur d'Alene Mines Corp. (a)                                 130            621
CON-WAY, Inc.                                                  12            594
Consol Energy, Inc.                                            52          2,140
Cytec Industries, Inc. (a)                                     15            801
Dow Chemical Co. (a)                                           64          2,213
E.I. DuPont de Nemours & Co. (a)                               65          2,579
Eastman Chemical Co. (a)                                       14            695
Ecolab, Inc. (a)                                               58          2,499
Electro Scientific Industries, Inc.                            41            721
Exar Corp.                                                     62            803
Ferro Corp. (a)                                                28            452
FMC Corp. (a)                                                  19          1,172
Freeport-McMoRan Copper & Gold, Inc.                           50          2,729
Class B (a)
G & K Services, Inc.                                           21            708
H.B. Fuller Co. (a)                                            15            600
Headwaters, Inc.                                               17            393
Hercules, Inc. (a)                                             53            737
Insituform Technologies, Inc. Class A                          34            733
Interface, Inc.                                                68            834
International Coal Group, Inc.                                 81            548
International Flavors & Fragrances, Inc. (a)                   21            777
International Paper Co. (a)                                    19            652
Jacuzzi Brands, Inc.                                           99            832
JetBlue Airways Corp.                                          77            823
KFX, Inc.                                                      41            636
Lear Corp. (a)                                                 35            790
Littelfuse, Inc. (a)                                           23            777
Lyondell Chemical Co. (a)                                      72          1,603
M.D.C. Holdings, Inc. (a)                                      15            654
Minerals Technologies, Inc.                                    11            557
Monsanto Co.                                                   24          1,032
Navigant Consulting, Inc.                                      48            916
Navistar International Corp. (a)                               30            671
Newmont Mining Corp. (a)                                       19            973
Nucor Corp. (a)                                                24          1,276
Olin Corp. (a)                                                 36            577
OM Group, Inc. (a)                                             36          1,264
Orbotech, Ltd.                                                 41            884
Oregon Steel Mills, Inc. (a)                                   27          1,248

Packaging Corp. of America                                     55          1,261
Peabody Energy Corp.                                           18            898
Phelps Dodge Corp. (a)                                         14          1,223
Pitney Bowes, Inc. (a)                                         20            826
Pool Corp.                                                     21            818
PPG Industries, Inc. (a)                                        8            492
Praxair, Inc. (a)                                              18            987
Reliance Steel & Aluminum Co. (a)                              44          1,577
Rohm & Haas Co. (a)                                            47          2,168
RPM International, Inc. (a)                                   124          2,325
RTI International Metals, Inc. (a)                             12            553
Ryerson, Inc.                                                  31            839
Sensient Technologies Corp.                                    30            598
Sigma-Aldrich Corp. (a)                                        10            695
Steel Dynamics, Inc.                                           31          1,799
The Mosaic Co.                                                 57            894
Thor Industries, Inc. (a)                                      17            728
U.S. Airways Group, Inc.                                       23          1,051
United States Steel Corp.                                      33          2,081
USEC, Inc.                                                     44            463
Visteon Corp.                                                 166          1,185
Wabash National Corp. (a)                                      47            669
Wausau Paper Corp.                                             62            759
Weyerhaeuser Co. (a)                                            9            528
Winnebago Industries, Inc. (a)                                 30            867
Worthington Industries, Inc. (a)                              100          2,042
                                                                    ------------
                                                                          83,001
                                                                    ------------
TELECOMMUNICATION SERVICES (0.6%)
Alltel Corp. (a)                                               12            662
Andrew Corp.                                                   81            684
AT&T, Inc.                                                    222          6,657
BellSouth Corp. (a)                                           118          4,622
CenturyTel, Inc. (a)                                           22            849
Cincinnati Bell, Inc.                                         128            513
Citizens Communications Co. Series B                           59            757
Embarq Corp.                                                    3            136
IDT Corp.                                                      65            870
Level 3 Communications, Inc.                                  169            661
Newport Corp.                                                  51            930
NII Holdings, Inc.                                             38          2,006
NTL, Inc.                                                      67          1,531
Qwest Communications International, Inc.                      440          3,516
Radio One, Inc.                                               104            747
Sprint Nextel Corp. (a)                                       166          3,287
Telephone & Data Systems, Inc.                                 23            940
Verizon Communications, Inc.                                  176          5,951
Windstream Corp.                                               12            155
                                                                    ------------
                                                                          35,474
                                                                    ------------
UTILITIES (1.3%)
AGL Resources, Inc. (a)                                        66          2,575
Allegheny Energy, Inc.                                         51          2,094
Alliant Energy Corp.                                           20            724
Ameren Corp. (a)                                               68          3,501
American Electric Power Co., Inc. (a)                          15            542
Aquila, Inc.                                                  194            861
Atmos Energy Corp. (a)                                         73          2,100
Avista Corp.                                                   33            824
Black Hills Corp.                                              17            609
CenterPoint Energy, Inc.                                       48            660

Cleco Corp. (a)                                                26            643
CMS Energy Corp. (a)                                           38            532
Consolidated Edison, Inc. (a)                                  21            984
Constellation Energy Group, Inc. (a)                           59          3,417
Dominion Resources, Inc. (Virginia)                            13          1,020
DPL, Inc. (a)                                                  21            583
DTE Energy Co. (a)                                             58          2,455
Duke Energy Corp. (Holding Co.)                                82          2,486
Edison International                                           31          1,283
El Paso Electric Co.                                           32            701
Energy East Corp. (a)                                          26            633
Entergy Corp. (a)                                               8            617
Exelon Corp.                                                   46          2,663
FirstEnergy Corp. (a)                                          13            728
FPL Group, Inc. (a)                                            14            604
Great Plains Energy, Inc.                                      34            997
Hawaiian Electric Industries, Inc.                             73          2,092
IDACORP, Inc.                                                  22            820
KeySpan Corp.                                                  57          2,295
Lattice Semiconductor Corp.                                   139            820
National Fuel Gas Co. (a)                                      19            706
NiSource, Inc. (a)                                             89          2,025
Northeast Utilities                                            36            806
Northwest Natural Gas Co.                                      18            683
NRG Energy, Inc.                                               33          1,625
NSTAR                                                          19            592
ONEOK, Inc. (a)                                                22            819
Peoples Energy Corp. (a)                                       20            844
Pepco Holdings, Inc.                                           33            809
PG&E Corp.                                                     14            584
Piedmont Natural Gas Co. (a)                                   38            978
Pinnacle West Capital Corp. (a)                                17            731
PNM Resources, Inc.                                            33            885
PPL Corp.                                                      18            612
Progress Energy, Inc.                                          12            523
Public Service Enterprise Group, Inc. (a)                       9            607
Puget Energy, Inc.                                             28            622
Questar Corp. (a)                                              26          2,304
Reliant Energy, Inc.                                           52            654
Scana Corp.                                                    18            720
Sierra Pacific Resources                                      149          2,153
Southern Co. (a)                                               28            946
Southern Union Co. (a)                                         95          2,578
Teco Energy, Inc. (a)                                          35            558
UGI Corp. (a)                                                  88          2,187
UniSource Energy Corp. (a)                                     22            734
Vectren Corp.                                                 100          2,781
Westar Energy, Inc.                                           116          2,680
WGL Holdings, Inc.                                             53          1,592
Wisconsin Energy Corp. (a)                                     20            844
Xcel Energy, Inc.                                             132          2,645
                                                                    ------------
                                                                          78,690
                                                                    ------------
TOTAL COMMON STOCKS (COST $1,633,879)                                  1,597,405
                                                                    ------------
CORPORATE BONDS (19.0%)
CONSUMER DISCRETIONARY (2.6%)
Comcast Corp., 6.50%, 11/15/35                            115,000        110,065
Kimberly-Clark Corp., 5.00%, 8/15/13                       20,000         19,454
Time Warner Cos., Inc., 7.57%,                             22,000         23,461
2/1/24
                                                                    ------------

                                                                         152,980
                                                                    ------------
CONSUMER STAPLES (0.7%)
Bottling Group LLC, 4.63%, 11/15/12                         5,000          4,763
Kraft Foods, Inc., 6.25%, 6/1/12                           11,000         11,234
Procter & Gamble Co., 4.95%,                               14,000         13,453
8/15/14
Target Corp., 5.88%, 3/1/12                                10,000         10,170
                                                                    ------------
                                                                          39,620
                                                                    ------------
ENERGY (1.2%)
ChevronTexaco Capital Co., 3.50%,                          56,000         54,798
9/17/07
Conoco, Inc., 6.95%, 4/15/29                               13,000         14,415
                                                                    ------------
                                                                          69,213
                                                                    ------------
FINANCIALS (10.8%)
Allstate Corp., 7.20%, 12/1/09                             10,000         10,523
American General Finance, 5.38%,                           38,000         37,224
10/1/12
Bank One Corp., 2.63%, 6/30/08                             54,000         51,269
Citigroup, Inc., 6.63%, 1/15/28                            23,000         24,267
Credit Suisse First Boston USA, Inc.,                     111,000        113,599
6.13%, 11/15/11
First Union National, 7.80%, 8/18/10                       22,000         23,692
Goldman Sachs Group, Inc., 5.13%,                          32,000         30,298
1/15/15
Household Finance Corp., 4.63%,                            49,000         48,466
1/15/08
John Deere Capital Corp., 7.00%,                           11,000         11,685
3/15/12
Lehman Brothers Holdings, Inc., 6.63%,                     13,000         13,576
1/18/12
Merrill Lynch & Co., 4.25%, 2/8/10                        106,000        101,493
Morgan Stanley Dean Witter, 6.75%,                         27,000         28,213
4/15/11
U.S. Bank NA, 6.38%, 8/1/11                                13,000         13,502
Verizon Global Funding Corp., 7.25%,                      101,000        106,732
12/1/10
Wells Fargo & Co., 4.63%, 8/9/10                           24,000         23,355
                                                                    ------------
                                                                         637,894
                                                                    ------------
INDUSTRIALS (1.5%)
Boeing Co., 6.13%, 2/15/33                                 11,000         11,315
General Electric Co., 5.00%, 2/1/13                        12,000         11,615
Union Pacific Corp., 4.88%, 1/15/15                        70,000         65,740
                                                                    ------------
                                                                          88,670
                                                                    ------------
INFORMATION TECHNOLOGY (0.6%)
Bellsouth Corp., 4.20%, 9/15/09                            16,000         15,355
IBM Corp., 8.38%, 11/1/19                                  10,000         12,189
Motorola, Inc., 7.63%, 11/15/10                             8,000          8,622
                                                                    ------------
                                                                          36,166
                                                                    ------------
MATERIALS (0.3%)
E.I. DuPont de Nemours & Co., 4.88%,                        8,000          7,566
4/30/14
United Technologies Corp., 4.88%,                           8,000          7,548
5/1/15
                                                                    ------------
                                                                          15,114
                                                                    ------------
UTILITIES (1.3%)
National Rural Utilities, 7.25%, 3/1/12                    72,000         77,374
                                                                    ------------
TOTAL CORPORATE BONDS (COST $1,120,031)                                1,117,031
                                                                    ------------

U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
   (18.7%)
FANNIE MAE (11.8%)
6.00%, 6/1/17, Pool #555004                                 3,685          3,711
5.50%, 8/1/17, Pool #826283                                 1,804          1,791
5.00%, 5/1/18, Pool #703444                                 8,948          8,691
4.50%, 1/1/19, Pool #735057                                 2,867          2,746
5.00%, 8/1/19, Pool #793396                                 3,041          2,954
5.00%, 12/1/19, Pool #745369                                1,882          1,834
5.00%, 3/1/20, Pool #819410                                 1,909          1,854
5.50%, 3/1/20, Pool #735611                                 1,875          1,861
4.50%, 9/1/20, Pool #839289                                 2,932          2,801
5.50%, 7/1/25, Pool #255809                                 7,193          7,047
6.00%, 10/1/32, Pool #667994                                6,623          6,608
5.50%, 2/1/33, Pool #652693                               140,162        136,127
5.00%, 8/1/33, Pool #713679                               217,362        205,708
6.00%, 9/1/33, Pool #736937                                 3,729          3,706
5.50%, 1/1/34, Pool #756233                               105,063        102,039
7.00%, 4/1/34, Pool #780703                                 5,550          5,693
5.00%, 5/1/34, Pool #768230                                 5,881          5,565
5.50%, 1/1/35, Pool #808374                               177,672        172,557
6.00%, 4/1/35, Pool #735503                                 2,682          2,674
5.00%, 8/1/35, Pool #848355                                11,416         10,804
                                                                    ------------
                                                                         686,771
                                                                    ------------
FREDDIE MAC (4.3%)
4.00%, 6/1/18, Pool #E01401                                 4,769          4,455
5.00%, 10/1/18, Pool #B10252                               11,462         11,144
4.50%, 11/1/18, Pool #E01489                                4,779          4,564
4.50%, 12/1/18, Pool #G11657                                3,869          3,696
4.50%, 1/1/19, Pool #B11878                                 7,542          7,203
4.50%, 7/1/19, Pool #B15661                                21,959         20,944
5.00%, 8/1/33, Pool #A12886                                 3,989          3,790
5.50%, 8/1/33, Pool #A11851                                 7,690          7,503
5.00%, 4/1/34, Pool #A20534                                 4,936          4,683
5.50%, 10/1/34, Pool #A27526                                6,340          6,182
5.00%, 12/1/34, Pool #A29017                               75,841         71,952
5.50%, 10/1/35, Pool #A39170                              111,163        108,058
                                                                    ------------
                                                                         254,174
                                                                    ------------
GINNIE MAE (2.6%)
6.00%, 2/15/32, Pool #569704                              147,518        147,820
5.50%, 4/15/33, Pool #603566                                2,292          2,247
5.50%, 4/15/34, Pool #626116                                1,723          1,689
5.50%, 9/15/35, Pool #644611                                1,994          1,953
                                                                    ------------
                                                                         153,709

                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH
   SECURITIES (COST $1,097,918)                                        1,094,654
                                                                    ============
U.S. GOVERNMENT AGENCY SECURITIES (4.8%)
FANNIE MAE (1.1%)
4.63%, 1/15/08, MTN                                        25,000         24,757
4.50%, 10/15/08, MTN                                       20,000         19,706
6.63%, 9/15/09, MTN                                        20,000         20,800
                                                                    ------------
                                                                          65,263
                                                                    ------------
FEDERAL HOME LOAN BANK (0.8%)
4.63%, 2/8/08, Series 627                                  25,000         24,750
4.63%, 11/21/08, Series 598                                20,000         19,736
                                                                    ------------
                                                                          44,486
                                                                    ------------
FREDDIE MAC (2.9%)
4.63%, 2/21/08, MTN                                       116,000        114,823
4.63%, 12/19/08, MTN                                       15,000         14,798
4.75%, 1/18/11, MTN                                        15,000         14,690

4.75%, 1/19/16, MTN                                        10,000          9,531
6.25%, 7/15/32, MTN                                        15,000         16,522
                                                                    ------------
                                                                         170,364
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $282,140)                                                          280,113
                                                                    ============
U.S. TREASURY OBLIGATIONS (23.3%)
U.S. TREASURY BILLS (8.8%)
4.75%, 8/17/06                                            375,000        374,202
5.00%, 10/19/06                                           144,000        142,460
                                                                    ------------
                                                                         516,662
                                                                    ------------
U.S. TREASURY BONDS (1.1%)
6.00%, 2/15/26                                             20,000         22,017
5.25%, 11/15/28                                            20,000         20,248
5.38%, 2/15/31                                             20,000         20,680
                                                                    ------------
                                                                          62,945
                                                                    ------------
U.S. TREASURY NOTES (13.4%)
3.13%, 5/15/07                                             40,000         39,380
5.63%, 5/15/08                                            229,000        231,425
4.00%, 6/15/09                                             60,000         58,528
4.00%, 4/15/10                                            235,000        227,785
5.00%, 2/15/11                                             18,000         18,086
4.88%, 2/15/12                                             40,000         39,945
4.00%, 2/15/15                                             35,000         32,673
4.25%, 8/15/15                                            147,000        139,305
                                                                    ------------
                                                                         787,127
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,369,917)                      1,366,734
                                                                    ============
INVESTMENT COMPANIES (7.3%)
American Beacon U.S. Government                           278,120        278,120
Money Market
Federated Government Obligations                          151,819        151,819
Money Market
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $429,939)                               429,939
                                                                    ------------
TOTAL INVESTMENTS (COST $5,933,824) (B) - 100.3%                       5,885,876
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                           (18,734)
                                                                    ------------
NET ASSETS - 100.0%                                                 $  5,867,142
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $5,129:

Unrealized Appreciation                                             $     70,517
Unrealized (Depreciation)                                               (123,594)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $    (53,077)
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2015 FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         SHARES
                                                           OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (42.5%)
CONSUMER DISCRETIONARY (3.9%)
99 Cents Only Stores                                          287   $      2,970
Activision, Inc.                                              161          1,924
Actuant Corp. Class A                                          38          1,672
Altria Group, Inc.                                            403         32,227
Anheuser-Busch Cos., Inc. (a)                                 197          9,486
Apollo Group, Inc.                                             61          2,887
Archer-Daniels-Midland Co. (a)                                 80          3,520
ArvinMeritor, Inc.                                            127          2,090
Avon Products, Inc. (a)                                        72          2,087
Bally Technologies, Inc.                                      231          3,802
Beazer Homes USA, Inc. (a)                                     55          2,293
BJ's Wholesale Club, Inc.                                     116          3,304
Black & Decker Corp. (a)                                      104          7,333
Boyd Gaming Corp. (a)                                          76          2,549
Brown-Forman Corp. Class B (a)                                 37          2,718
Brunswick Corp. (a)                                            59          1,745
Bunge Ltd.                                                    124          6,768
Callaway Golf Co. (a)                                         119          1,505
Carolina Group                                                310         17,788
Centex Corp. (a)                                              144          6,813
Champion Enterprises, Inc.                                    132            875
Church & Dwight Co. (a)                                       182          6,643
Cintas Corp. (a)                                              187          6,601
Clorox Co. (a)                                                 29          1,738
Coach, Inc.                                                    60          1,723
Coca-Cola Co. (a)                                             587         26,121
Colgate-Palmolive Co. (a)                                     160          9,491
Comcast Corp. Class A                                         392         13,477
Cooper Tire & Rubber Co. (a)                                  151          1,508
Corn Products International, Inc.                             235          7,816
Cox Radio, Inc. Class A                                       220          3,223
Cumulus Media, Inc.                                           270          2,565
Del Monte Foods Co.                                           343          3,595
Eastman Kodak Co. (a)                                         308          6,853
Electronic Arts, Inc.                                          47          2,214
Energizer Holdings, Inc.                                       42          2,672
Estee Lauder Cos., Inc.                                       157          5,859
Flowers Foods, Inc.                                            79          2,250
Ford Motor Co.                                                235          1,567
Furniture Brands International, Inc. (a)                       92          1,846
Garmin Ltd.                                                    68          6,459
General Mills, Inc. (a)                                       104          5,398
General Motors Corp. (a)                                      139          4,480
Genesco, Inc. (a)                                              90          2,436
Gentex Corp.                                                  131          1,748
Genuine Parts Co. (a)                                         234          9,744
Goodyear Tire & Rubber Co. (a)                                552          6,072
H.J. Heinz Co. (a)                                             58          2,434
Hain Celestial Group, Inc.                                     88          1,901

Hansen Natural Corp. (a)                                      100          4,599
Harley-Davidson, Inc. (a)                                      43          2,451
Harman International Industries, Inc. (a)                      74          5,935
Hasbro, Inc. (a)                                               99          1,851
Herman Miller, Inc. (a)                                       111          3,154
Hershey Co. (a)                                                33          1,814
HNI Corp.                                                      36          1,462
Hormel Foods Corp. (a)                                         62          2,339
Hot Topic, Inc.                                               233          3,427
JM Smuckers Co.                                               100          4,463
Johnson Controls, Inc. (a)                                     26          1,996
Jones Apparel Group, Inc.                                     172          5,091
KB Home                                                        47          1,998
Kellwood Co. (a)                                               65          1,719
Kimberly-Clark Corp. (a)                                      115          7,021
La-Z-Boy, Inc. (a)                                            122          1,556
Lancaster Colony Corp. (a)                                    101          3,870
Las Vegas Sands Corp.                                          51          3,164
Leggett & Platt, Inc. (a)                                     244          5,568
Lennar Corp. Class A                                          141          6,307
Liberty Global, Inc. Series C                                 260          5,507
Liz Claiborne, Inc. (a)                                       151          5,338
Martek Biosciences Corp.                                       59          1,648
Mattel, Inc. (a)                                              436          7,865
McCormick & Co., Inc. (a)                                      92          3,226
Modine Manufacturing Co.                                       78          1,838
Mohawk Industries, Inc.                                        32          2,209
Molson Coors Brewing Co. Class B                               94          6,716
Nautilus, Inc.                                                193          2,424
Newell Rubbermaid, Inc. (a)                                   350          9,226
Nike, Inc. Class B (a)                                         28          2,212
Nu Skin Enterprises, Inc. Class A (a)                         124          1,773
NutriSystem, Inc.                                              49          2,593
NVR, Inc.                                                       3          1,485
OfficeMax, Inc.                                               111          4,563
Papa John's International, Inc.                               103          3,310
PepsiCo, Inc. (a)                                             436         27,633
PETCO Animal Supplies, Inc.                                   154          4,323
Phillips-Van Heusen Corp. (a)                                 143          5,081
Polaris Industries, Inc. (a)                                  130          4,969
Polo Ralph Lauren Corp.                                        36          2,053
Ralcorp Holdings, Inc. (a)                                     54          2,251
Reynolds American, Inc.                                        28          3,550
Ryan's Restaurant Group, Inc.                                 256          4,035
Sara Lee Corp. (a)                                            105          1,775
Smithfield Foods, Inc.                                         79          2,248
Snap-On, Inc. (a)                                             195          8,192
Standard Pacific Corp. (a)                                     57          1,273
Stanley Works (a)                                              71          3,221
Starwood Hotels & Resorts Worldwide                            34          1,788
Steelcase, Inc. Class A                                       275          4,040
Stewart Enterprises, Inc. Class A (a)                         553          2,959
Superior Industries International, Inc. (a)                   175          3,187
Take-Two Interactive Software, Inc.                           130          1,392
The Cato Corp. Class A (a)                                    149          3,624
The Pep Boys-Manny, Moe & Jack (a)                            249          2,684
The Scotts Miracle-Grow Co. (a)                                75          2,942
The Stride Rite Corp. (a)                                     254          3,216
THQ, Inc.                                                      87          1,974

Timberland Co. (a)                                             79          2,034
Time Warner, Inc.                                             978         16,137
Tootsie Roll Industries, Inc.                                 105          2,851
Tupperware Brands Corp. (a)                                    95          1,640
Tyson Foods, Inc. Class A (a)                                 341          4,825
Universal Corp. (a)                                            60          2,119
UST, Inc. (a)                                                 209         10,565
VF Corp. (a)                                                  119          8,071
Viad Corp.                                                    108          3,508
WCI Communities, Inc.                                          85          1,335
Weight Watchers International, Inc.                            37          1,480
Whirlpool Corp. (a)                                            16          1,232
WM. Wrigley Jr. Co. (a)                                        34          1,559
Wolverine World Wide, Inc. (a)                                245          6,233
Yankee Candle Co., Inc.                                        64          1,556
                                                                    ------------
                                                                         560,063
                                                                    ------------
CONSUMER STAPLES (4.9%)
Abercrombie & Fitch Co.                                       107          5,667
Adesa, Inc.                                                    77          1,572
Advance Auto Parts, Inc.                                       65          1,968
ADVO, Inc.                                                     58          2,100
Aeropostale, Inc.                                              78          2,161
AirTran Holdings, Inc. (a)                                    156          1,956
Amazon.com, Inc. (a)                                           58          1,560
American Greetings Corp. Class A (a)                          257          5,790
AmerisourceBergen Corp.                                       168          7,224
Andrx Group                                                   268          6,392
Ann Taylor Stores Corp.                                       188          7,719
aQuantive, Inc.                                               109          2,235
ARAMARK Corp. Class B                                         169          5,425
Arbitron, Inc.                                                 57          2,087
AutoNation, Inc.                                              120          2,364
AutoZone, Inc. (a)                                             71          6,239
Avid Technology, Inc.                                          58          2,044
Barnes & Noble, Inc.                                           79          2,648
Bed Bath & Beyond, Inc.                                        58          1,942
Best Buy Co., Inc.                                            124          5,622
Big Lots, Inc.                                                408          6,593
Blyth, Inc.                                                   152          2,655
Bob Evans Farms, Inc. (a)                                      64          1,763
Borders Group, Inc.                                           284          5,399
Brinker International, Inc.                                    52          1,685
Cablevision Systems Corp.                                     273          6,074
Cardinal Health, Inc. (a)                                     131          8,777
Career Education Corp.                                         58          1,651
CarMax, Inc.                                                   61          2,123
Casey's General Stores, Inc.                                   86          1,946
Catalina Marketing Corp.                                      106          3,081
CBRL Group, Inc.                                               66          2,156
CDW Corp.                                                      37          2,186
CEC Entertainment, Inc.                                        63          1,860
Cendant Corp.                                                 137          2,056
Charming Shoppes, Inc. (a)                                    195          2,010
Cheesecake Factory, Inc.                                      216          4,936
Chemed Corp.                                                   36          1,324
Chico's Fas, Inc.                                             213          4,824
Children's Place Retail Stores, Inc.                           34          1,898
Christopher & Banks Corp.                                      86          2,424
Circuit City Stores, Inc. (a)                                 220          5,390
CNET Networks, Inc.                                           194          1,637
ConAgra Foods, Inc. (a)                                       171          3,677
Continental Airlines, Inc. Class B                            285          7,507

Costco Wholesale Corp. (a)                                    147          7,756
CVS Corp. (a)                                                 240          7,853
DeVry, Inc. (a)                                               242          5,106
Dick's Sporting Goods, Inc.                                    60          2,185
Dillard's, Inc. (a)                                           245          7,357
Discovery Holding Co. Class A                                 391          5,208
Dollar General Corp. (a)                                      249          3,342
Dollar Tree Stores, Inc.                                       91          2,421
DreamWorks Animation SKG, Inc. Class A                         82          1,717
Dress Barn, Inc.                                               82          1,770
Dun & Bradstreet Corp.                                         87          5,805
E.W. Scripps Co. Class A                                       48          2,051
eBay, Inc.                                                    300          7,221
EchoStar Communications Corp. (a)                             267          9,358
Entercom Communications Corp. Class A                          89          2,256
Family Dollar Stores, Inc. (a)                                123          2,795
Fastenal Co.                                                  179          6,367
Federated Department Stores, Inc.                              70          2,458
Foot Locker, Inc.                                             131          3,559
Gannett Co., Inc. (a)                                          33          1,720
Gaylord Entertainment Co.                                     129          4,930
Getty Images, Inc.                                             29          1,353
Guitar Center, Inc.                                            37          1,573
H&R Block, Inc. (a)                                           323          7,348
Harrah's Entertainment, Inc. (a)                               29          1,743
Home Depot, Inc. (a)                                          597         20,722
IHOP Corp.                                                     37          1,682
International Game Technology (a)                              53          2,049
International Speedway Corp. Class A (a)                       40          1,810
Interpublic Group of Cos. (a)                                 595          4,873
ITT Educational Services, Inc. (a)                            113          7,618
J.C. Penney Co., Inc. (a)                                      40          2,518
Jack in the Box, Inc.                                          51          2,011
John Wiley & Sons, Inc. Class A (a)                            59          1,952
Kohl's Corp. (a)                                               48          2,718
Krispy Kreme Doughnuts, Inc.                                  335          2,837
Kroger Co. (a)                                                 95          2,178
Lamar Advertising Co. Class A                                 108          5,296
Laureate Education, Inc.                                      130          5,935
Live Nation, Inc.                                             114          2,389
Longs Drug Stores Corp. (a)                                    56          2,303
Lowe's Cos. (a)                                               406         11,510
Marriott International, Inc. Class A (a)                       60          2,111
Matthews International Corp. Class A                           60          2,060
McClatchy Co. Class A                                         237         10,046
McDonald's Corp. (a)                                          305         10,794
McGraw-Hill Cos. (a)                                           58          3,265
McKesson Corp. (a)                                             44          2,217
Media General, Inc. Class A (a)                                39          1,421
Men's Wearhouse, Inc.                                          69          2,147
Meredith Corp. (a)                                             57          2,692
Michaels Stores, Inc.                                         162          6,872
NAVTEQ                                                         53          1,494
Netflix, Inc.                                                  94          1,945
New York Times Co. Class A (a)                                 89          1,973
News Corp. Class A                                            516          9,928
News Corp. Class B                                            104          2,092
Nordstrom, Inc. (a)                                           271          9,295
O'Reilly Automotive, Inc.                                      66          1,871
Office Depot, Inc.                                            317         11,428
Omnicare, Inc. (a)                                            133          6,020

Omnicom Group, Inc.                                            28          2,478
P.F. Chang's China Bistro, Inc.                                49          1,481
Pacific Sunwear of California, Inc.                           108          1,801
Panera Bread Co. Class A                                       42          2,197
Payless Shoesource, Inc.                                      247          6,392
Penn National Gaming, Inc.                                     50          1,654
PetSmart, Inc.                                                 85          2,003
Pier 1 Imports, Inc. (a)                                      187          1,272
Pinnacle Entertainment, Inc.                                  190          5,212
Procter & Gamble Co. (a)                                      841         47,265
R.H. Donnelley Corp.                                          157          8,197
RadioShack Corp.                                              112          1,811
Regis Corp.                                                    62          2,088
Rent-A-Center, Inc.                                           176          4,740
Royal Caribbean Cruises Ltd.                                  170          5,763
Ruby Tuesday, Inc. (a)                                         88          1,932
Sabre Holdings Corp. (a)                                       81          1,677
Safeway, Inc. (a)                                              74          2,078
Saks, Inc.                                                    432          6,972
Scientific Games Corp.                                        179          6,081
Sears Holdings Corp.                                           15          2,059
Service Corp. International (a)                               963          7,232
ServiceMaster Co.                                             179          1,842
Sirius Satellite Radio, Inc.                                1,424          5,981
Six Flags, Inc.                                               175            924
Sonic Corp.                                                   124          2,440
Staples, Inc.                                                 114          2,465
Starbucks Corp.                                               210          7,195
Station Casinos, Inc. (a)                                      29          1,591
Strayer Education, Inc. (a)                                    21          2,275
Supervalu, Inc. (a)                                           274          7,428
Sysco Corp. (a)                                                97          2,677
Target Corp.                                                  247         11,342
Tractor Supply Co.                                             49          2,241
Univision Communications, Inc. Class A                        284          9,486
Urban Outfitters, Inc.                                         69          1,007
VCA Antech, Inc.                                              219          7,658
Viacom, Inc. Class B                                          194          6,761
Wal-Mart Stores, Inc. (a)                                     629         27,991
Walgreen Co. (a)                                              262         12,256
Washington Post Co. Class B (a)                                 4          3,084
Wendy's International, Inc. (a)                               146          8,783
Whole Foods Market, Inc.                                      150          8,627
Williams-Sonoma, Inc.                                          55          1,749
WM Wrigley Jr. Co.                                              8            366
Wynn Resorts Ltd.                                              86          5,505
XM Satellite Radio Holdings, Inc. Class A                     131          1,520
Yum! Brands, Inc.                                              44          1,980
Zale Corp.                                                    122          3,124
                                                                    ------------
                                                                         706,354
                                                                    ------------
ENERGY (3.7%)
Anadarko Petroleum Corp. (a)                                   60          2,744
Apache Corp. (a)                                               44          3,101
Atwood Oceanics, Inc.                                          50          2,347
Baker Hughes, Inc. (a)                                         91          7,275
BJ Services Co.                                                50          1,814
Cabot Oil & Gas Corp. (a)                                      68          3,587
Cheniere Energy, Inc.                                          72          2,519
Chesapeake Energy Corp. (a)                                   418         13,752
Chevron Corp.                                                 438         28,812
ConocoPhillips                                                298         20,455

Core Laboratories N.V. (a)                                     48          3,504
Denbury Resources, Inc. (a)                                   314         10,886
Devon Energy Corp.                                             59          3,814
Diamond Offshore Drilling, Inc. (a)                            75          5,920
Duquesne Light Holdings                                       246          4,790
Dynegy, Inc. Class A                                        1,119          6,300
El Paso Corp.                                                 710         11,360
Encore Acquisition Co.                                        166          5,056
ENSCO International, Inc. (a)                                 157          7,257
EOG Resources, Inc.                                            88          6,525
Exxon Mobil Corp.                                           1,191         80,678
FMC Technologies, Inc.                                        113          7,121
Forest Oil Corp.                                               97          3,250
Global Industries Ltd. (a)                                    327          5,454
GlobalSantaFe Corp.                                           100          5,493
Grant Prideco, Inc.                                           146          6,644
Grey Wolf, Inc.                                               348          2,666
Halliburton Co. (a)                                           292          9,741
Hanover Compressor Co. (a)                                    348          6,612
Helix Energy Solutions Group, Inc.                            194          7,564
Helmerich & Payne, Inc. (a)                                    60          1,661
Hess Corp.                                                     84          4,444
Houston Exploration Co. (a)                                    40          2,554
Hydril                                                         36          2,494
Input/Output, Inc.                                            342          3,362
Kerr-Mcgee Corp. (a)                                           70          4,914
Kinder Morgan, Inc.                                            45          4,590
Lone Star Technologies, Inc. (a)                               41          1,931
Marathon Oil Corp.                                             49          4,441
Maverick Tube Corp. (a)                                       127          8,101
McDermott International, Inc. (a)                              55          2,505
Nabors Industries Ltd.                                        321         11,338
National Oilwell Varco, Inc.                                   27          1,810
Nicor, Inc. (a)                                                75          3,287
Noble Corp.                                                   148         10,619
Noble Energy, Inc.                                            221         11,185
Occidental Petroleum Corp. (a)                                 81          8,728
Oceaneering International, Inc.                               156          6,820
OGE Energy Corp. (a)                                          335         12,680
Parker Drilling Co. (a)                                       194          1,408
Patterson-UTI Energy, Inc.                                    212          6,004
Plains Exploration & Production Co.                            49          2,154
Pogo Producing Co.                                             46          2,036
Pride International, Inc.                                     196          5,855
Range Resources Corp. (a)                                     169          4,751
Rowan Cos., Inc. (a)                                          148          5,013
Schlumberger Ltd. (a)                                         322         21,526
SEACOR Holding, Inc. (a)                                       27          2,196
Sempra Energy (a)                                              75          3,620
Smith International, Inc.                                     244         10,875
Southwestern Energy Co. (a)                                   200          6,880
St. Mary Land & Exploration Co.                               164          7,052
Stone Energy Corp. (a)                                         59          2,758
Tesoro Corp. (a)                                               89          6,657
Tetra Technologies, Inc. (a)                                  126          3,605
TODCO                                                         164          6,250
Transocean, Inc. (a)                                           93          7,182
Unit Corp. (a)                                                110          6,450
Valero Energy Corp. (a)                                       134          9,036
Veritas DGC, Inc. (a)                                          60          3,436
Weatherford International, Inc.                               142          6,651
Western Gas Resources, Inc. (a)                                52          3,153

Williams Cos. (a)                                              94          2,280
XTO Energy, Inc.                                               54          2,537
                                                                    ------------
                                                                         533,870
                                                                    ------------
FINANCIALS (9.3%)
A.G. Edwards, Inc. (a)                                         47          2,536
ACE Ltd.                                                       42          2,164
Affiliated Managers Group, Inc.                                96          8,789
AFLAC, Inc. (a)                                               157          6,930
Alexandria Real Estate Equities, Inc.                          32          3,021
Allstate Corp. (a)                                            169          9,603
AMB Property Corp.                                             52          2,726
AMBAC Financial Group, Inc. (a)                               141         11,719
AMCORE Financial, Inc.                                        112          3,209
American Express Co. (a)                                      302         15,721
American Financial Group, Inc.                                148          6,232
American Home Mortgage Investment Corp. REIT                  176          6,146
American International Group, Inc. (a)                        487         29,545
AmeriCredit Corp.                                              86          2,115
AmerUs Group Co. Class A                                       72          4,830
AmSouth Bancorp (a)                                           349         10,002
Anchor BanCorp Wisconsin, Inc.                                110          3,267
Annaly Mortgage Management, Inc.                              466          5,969
Aon Corp. (a)                                                 295         10,098
Archstone-Smith Trust                                         261         13,695
Arthur J. Gallagher & Co. (a)                                  78          2,119
Associated Banc-Corp                                           78          2,446
Assurant, Inc.                                                156          7,515
Astoria Financial Corp.                                        62          1,845
AvalonBay Communities, Inc.                                    88         10,289
Axis Capital Holdings Ltd.                                     75          2,217
BancorpSouth, Inc. (a)                                        275          7,521
Bank of America Corp. (a)                                     909         46,840
Bank of Hawaii Corp.                                          153          7,580
Bank of New York Co. (a)                                      104          3,495
BB&T Corp. (a)                                                 72          3,023
Bear Stearns Cos. (a)                                          14          1,986
BlackRock, Inc.                                                24          3,100
Boston Properties, Inc.                                       125         12,275
Brandywine Realty Trust                                       322         10,188
Brown & Brown, Inc.                                            66          2,072
Capital One Financial Corp. (a)                                40          3,094
CapitalSource, Inc.                                            88          2,076
Cathay General Bancorp                                         61          2,242
CB Richard Ellis Group, Inc. Class A                          237          5,577
CBL & Associates Properties, Inc.                             170          6,657
Charles Schwab Corp. (a)                                      206          3,271
Chicago Mercantile Exchange Holdings, Inc.                      4          1,845
Chittenden Corp.                                               84          2,370
Chubb Corp. (a)                                                54          2,723
Cincinnati Financial Corp. (a)                                206          9,715
CIT Group, Inc.                                               201          9,228
Citigroup, Inc. (a)                                           987         47,681
Citizens Banking Corp.                                         97          2,463
Colonial Bancgroup, Inc. (a)                                   94          2,388
Colonial Properties Trust                                     153          7,333
Commerce Bancshares, Inc.                                      42          2,137
Compass Bancshares, Inc.                                      164          9,666
Conseco, Inc.                                                  92          2,098
Countrywide Financial Corp. (a)                                79          2,831

Cousins Properties, Inc.                                       74          2,351
Cullen/Frost Bankers, Inc. (a)                                148          8,691
Delphi Financial Group, Inc. Class A (a)                       57          2,171
Deluxe Corp. (a)                                              148          2,516
Doral Financial Corp.                                         220          1,126
Duke Realty Corp.                                             191          7,117
E*TRADE Financial Corp.                                       420          9,790
East West Bancorp, Inc.                                       155          6,254
Eaton Vance Corp. (a)                                         108          2,674
Endurance Specialty Holdings Ltd.                             105          3,188
Equity Inns, Inc.                                             124          1,955
Equity Lifestyle Properties, Inc.                              39          1,676
Equity Office Properties Trust                                 67          2,540
Equity Residential                                             95          4,418
Erie Indemnity Co. Class A                                     61          3,023
Essex Property Trust, Inc.                                     68          7,962
Everest Re Group Ltd.                                          82          7,758
F.N.B. Corp.                                                  122          2,018
FactSet Research Systems, Inc. (a)                             70          3,073
Fannie Mae (a)                                                211         10,109
Federal Realty Investment Trust                                31          2,249
Federated Investors, Inc.                                      59          1,830
Felcor Lodging Trust, Inc.                                    110          2,420
Fidelity National Financial, Inc. (a)                         176          6,750
Fifth Third Bancorp (a)                                        63          2,403
First American Corp. (a)                                       51          1,888
First Bancorp (Puerto Rico) (a)                               177          1,680
First Horizon National Corp.                                  165          6,914
First Midwest Bancorp (a)                                      85          3,035
First Niagara Financial Group, Inc.                           442          6,466
FirstFed Financial Corp. (a)                                   30          1,694
FirstMerit Corp. (a)                                          291          6,379
Forest City Enterprises, Inc. Class A                          46          2,295
Franklin Resources, Inc. (a)                                   58          5,304
Freddie Mac (a)                                               132          7,638
Friedman, Billings, Ramsey Group, Inc.                        294          2,699
Fulton Financial Corp.                                        654         10,824
Genworth Financial, Inc. Class A                              521         17,869
Glenborough Realty Trust, Inc.                                175          3,885
Goldman Sachs Group, Inc.                                      86         13,137
Greater Bay Bancorp (a)                                        94          2,692
Harbor Florida Bancshares, Inc.                                86          3,803
Hartford Financial Services Group, Inc. (a)                    40          3,394
Health Care Property Investors, Inc.                           83          2,276
Health Care REIT, Inc.                                        215          7,781
Healthcare Realty Trust, Inc.                                  86          2,846
Highwoods Properties, Inc.                                    196          7,299
Hilb Rogal & Hobbs Co. (a)                                     66          2,673
Home Properties, Inc.                                         115          6,415
Horace Mann Educators Corp.                                   101          1,714
Hospitality Properties Trust                                   41          1,786
HRPT Properties Trust                                         666          7,826
Hudson City Bancorp, Inc.                                     500          6,485
Huntington Bancshares, Inc. (a)                               321          7,816
Impac Mortgage Holdings, Inc.                                 362          3,899
IndyMac Bancorp, Inc.                                         208          8,788
Investment Technology Group, Inc. (a)                          93          4,683
Investors Financial Services Corp. (a)                         52          2,331
iStar Financial, Inc.                                          68          2,704
Janus Capital Group, Inc.                                     317          5,132

Jefferies Group, Inc. (a)                                     247          6,417
Jones Lang LaSalle, Inc.                                       81          6,618
JPMorgan Chase & Co.                                          683         31,157
KeyCorp (a)                                                    54          1,993
Kilroy Realty Corp.                                            54          3,990
Kimco Realty Corp.                                            263         10,320
Knight Capital Group, Inc. Class A                            407          6,732
LaBranche & Co., Inc.                                         133          1,314
LaSalle Hotel Properties                                       73          3,016
Lazard Ltd.                                                    69          2,694
Legg Mason, Inc. (a)                                           17          1,419
Lehman Brothers Holdings, Inc. (a)                            119          7,729
Lexington Corporate Properties Trust                          122          2,430
Liberty Property Trust                                         54          2,530
Lincoln National Corp. (a)                                    285         16,153
Loews Corp. (a)                                                63          2,335
M&T Bank Corp. (a)                                              9          1,097
Macerich Co.                                                   87          6,329
Mack-Cali Realty Corp.                                        223         10,773
Markel Corp.                                                    7          2,385
Marsh & McLennan Cos. (a)                                      70          1,892
Marshall & Ilsley Corp. (a)                                   257         12,071
MBIA, Inc. (a)                                                167          9,821
Mellon Financial Corp. (a)                                     56          1,960
Mercantile Bankshares Corp. (a)                               165          5,867
Merrill Lynch & Co., Inc. (a)                                 201         14,637
MetLife, Inc.                                                  55          2,860
MGIC Investment Corp. (a)                                     127          7,228
Moody's Corp.                                                  39          2,140
Morgan Stanley (a)                                            222         14,763
Nasdaq Stock Market, Inc. (a)                                 257          7,075
National City Corp. (a)                                        75          2,700
National Financial Partners Corp.                              60          2,702
Nationwide Financial Services, Inc. Class A (a)               213          9,602
Nationwide Health Properties, Inc.                            123          2,918
NCO Group, Inc.                                               145          3,835
New Century Financial Corp.                                   161          7,029
New Plan Excel Realty Trust, Inc.                              87          2,255
New York Community Bancorp, Inc.                              148          2,417
North Fork Bancorp                                             73          2,068
NovaStar Financial, Inc.                                       69          2,388
Ohio Casualty Corp.                                           237          6,143
Old National Bancorp                                          126          2,404
Old Republic International Corp. (a)                          287          6,104
Pacific Capital Bancorp                                       171          5,038
Pan Pacific Retail Properties, Inc.                           116          8,016
Park National Corp.                                            21          2,133
PartnerRe Ltd.                                                 33          2,050
Pennsylvania Real Estate Investment Trust                      61          2,402
People's Bank                                                 102          3,661
Philadelphia Consolidated Holding Co. (a)                      95          3,218
Phoenix Cos., Inc.                                            418          5,685
Platinum Underwriters Holdings Ltd.                            97          2,744
Plum Creek Timber Co., Inc. REIT                              245          8,345
PMI Group, Inc.                                                57          2,420
PNC Financial Services Group, Inc. (a)                         39          2,763
Popular, Inc.                                                 316          5,685
Post Properties, Inc.                                         148          7,105

Potlatch Corp. REIT                                           137          4,742
Principal Financial Group, Inc.                                37          1,998
ProAssurance Corp.                                             53          2,635
Progressive Corp. (a)                                         108          2,613
Protective Life Corp. (a)                                      39          1,806
Provident Bankshares Corp.                                     60          2,206
Provident Financial Services, Inc.                            126          2,273
Prudential Financial, Inc.                                    125          9,830
Public Storage, Inc.                                           96          7,708
Radian Group, Inc. (a)                                        115          7,076
Realty Income Corp.                                           311          7,116
Reckson Associates Realty Corp.                               271         12,068
Redwood Trust, Inc. (a)                                        55          2,617
Regions Financial Corp.                                        62          2,250
RenaissanceRe Holdings Ltd.                                    44          2,280
Republic Bancorp, Inc. (a)                                    179          2,338
Safeco Corp. (a)                                              165          8,864
SEI Investments Co. (a)                                        54          2,638
Selective Insurance Group, Inc. (a)                            39          1,989
Shurgard Storage Centers, Inc.                                134          8,831
Simon Property Group, Inc.                                     34          2,908
Sky Financial Group, Inc.                                      91          2,232
SL Green Realty Corp.                                          69          7,887
SLM Corp.                                                     130          6,539
South Financial Group, Inc.                                   277          7,485
Sovereign Bancorp, Inc.                                       470          9,709
St. Joe Co.                                                    42          1,886
St. Paul Travelers Cos., Inc. (a)                             165          7,557
StanCorp Financial Group, Inc. (a)                            144          6,205
Sterling Bancshares, Inc.                                     106          2,077
SunTrust Banks, Inc. (a)                                       48          3,786
Susquehanna Bancshares, Inc.                                  225          5,441
SVB Financial Group                                            50          2,241
Synovus Financial Corp. (a)                                   345          9,750
T. Rowe Price Group, Inc.                                     316         13,054
Taubman Centers, Inc.                                          72          2,988
TCF Financial Corp.                                            79          2,126
TD Ameritrade Holding Corp.                                   348          5,700
TD Banknorth, Inc.                                             72          2,088
The Mills Corp.                                               102          2,364
Thornburg Mortgage, Inc.                                      358          9,165
Torchmark Corp. (a)                                           139          8,405
Trizec Properties, Inc.                                        77          2,215
Trustco Bank Corp.                                            175          1,927
Trustmark Corp.                                                90          2,854
U.S. Bancorp                                                  349         11,168
UnionBanCal Corp.                                              34          2,101
United Bankshares, Inc.                                       165          5,879
United Dominion Realty Trust, Inc.                             84          2,339
Unitrin, Inc.                                                  37          1,480
UnumProvident Corp. (a)                                       360          5,843
Valley National Bancorp                                        97          2,519
Ventas, Inc.                                                   63          2,251
W Holding Co., Inc.                                           242          1,275
Wachovia Corp.                                                309         16,571
Waddell & Reed Financial, Inc.                                144          3,135
Washington Federal, Inc.                                      322          7,203
Washington Mutual, Inc. (a)                                   188          8,404
Washington Real Estate Investment Trust                        76          2,818
Weingarten Realty Investors                                    69          2,757
Wells Fargo & Co. (a)                                         324         23,437

Westamerica Bancorp                                            45          2,165
White Mountains Insurance Group Ltd.                            5          2,453
Whitney Holding Corp. (a)                                     224          8,084
Willis Group Holdings Ltd.                                    101          3,286
Wilmington Trust Corp. (a)                                     56          2,439
Wintrust Financial Corp.                                       43          2,064
XL Capital Ltd. Class A                                        29          1,847
                                                                    ------------
                                                                       1,363,895
                                                                    ------------
HEALTH CARE (4.6%)
Abbott Laboratories (a)                                       329         15,716
Advanced Medical Optics, Inc.                                 162          7,979
Aetna, Inc.                                                   172          5,416
Affymetrix, Inc. (a)                                          116          2,502
Alcon, Inc.                                                    32          3,533
Alexion Pharmaceuticals, Inc.                                  57          1,959
Allergan, Inc. (a)                                             45          4,853
American Medical Systems Holdings, Inc.                        90          1,643
American National Insurance Co.                                28          3,210
Amgen, Inc.                                                   319         22,247
Amylin Pharmaceuticals, Inc.                                  131          6,393
Applied Biosystems Group-Applera Corp.                        238          7,652
Arthrocare Corp.                                               45          1,982
Barr Pharmaceuticals, Inc.                                    115          5,722
Bausch & Lomb, Inc. (a)                                        31          1,466
Beckman Coulter, Inc. (a)                                      37          2,118
Becton Dickinson & Co. (a)                                     37          2,439
Bio-Rad Laboratories, Inc. Class A                             33          2,174
Biogen Idec, Inc.                                              53          2,232
Biomet, Inc. (a)                                               95          3,129
Biosite, Inc.                                                  71          2,768
Boston Scientific Corp.                                       334          5,681
Bristol-Myers Squibb Co. (a)                                  428         10,259
C.R. Bard, Inc. (a)                                           127          9,013
Cambrex Corp. (a)                                             157          3,346
Caremark Rx, Inc.                                             136          7,181
Celera Genomics Group-Applera Corp.                           172          2,322
Celgene Corp.                                                 358         17,145
Centene Corp.                                                  77          1,251
Cephalon, Inc.                                                 34          2,235
Charles River Laboratories International, Inc.                 42          1,491
CIGNA Corp. (a)                                                18          1,643
Community Health Systems, Inc.                                 51          1,849
Cooper Cos. (a)                                                36          1,591
Covance, Inc.                                                  37          2,359
Coventry Health Care, Inc.                                    188          9,908
Cubist Pharmaceuticals, Inc.                                   99          2,269
CV Therapeutics, Inc.                                          80            980
Cytyc Corp.                                                    67          1,648
Dade Behring Holdings, Inc.                                    53          2,159
DaVita, Inc.                                                  121          6,052
Delta & Pine Land Co. (a)                                     139          4,755
Dentsply International, Inc. (a)                               82          2,567
Edwards Lifesciences Corp.                                    156          6,901
Endo Pharmaceuticals Holdings, Inc.                           172          5,344
Express Scripts, Inc.                                          50          3,852
Fisher Scientific International, Inc.                         136         10,079

Forest Laboratories, Inc.                                      55          2,547
Gen-Probe, Inc.                                               130          6,754
Genentech, Inc.                                               127         10,264
Genzyme Corp.                                                  40          2,731
Gilead Sciences, Inc.                                         129          7,931
Haemonetics Corp. (a)                                          35          1,535
Health Management Associates, Inc. Class A                    295          6,006
Health Net, Inc.                                               92          3,861
Healthways, Inc.                                               48          2,579
Henry Schein, Inc. (a)                                         51          2,418
Hillenbrand Industries, Inc. (a)                               36          1,788
Hologic, Inc.                                                 131          5,883
Hospira, Inc.                                                 190          8,301
Humana, Inc. (a)                                              159          8,893
IDEXX Laboratories, Inc. (a)                                   89          7,877
ImClone Systems, Inc. (a)                                      54          1,755
Immucor, Inc. (a)                                              94          1,872
Intuitive Surgical, Inc.                                       58          5,522
Invitrogen Corp.                                               31          1,915
Johnson & Johnson (a)                                         725         45,348
Kinetic Concepts, Inc.                                         83          3,698
King Pharmaceuticals, Inc.                                    327          5,566
Kyphon, Inc.                                                   51          1,737
Laboratory Corp. of America Holdings                          168         10,823
LifePoint Hospitals, Inc.                                      72          2,426
Lincare Holdings, Inc.                                         59          2,054
Manor Care, Inc. (a)                                           63          3,153
Medco Health Solutions, Inc.                                   48          2,848
Medicines Co.                                                  86          1,802
Medicis Pharmaceutical Corp.                                   77          2,122
Medimmune, Inc.                                               302          7,665
Medtronic, Inc. (a)                                           328         16,571
Mentor Corp.                                                   54          2,401
Merck & Co., Inc. (a)                                         497         20,014
MGI Pharma, Inc.                                              109          1,592
Millennium Pharmaceuticals, Inc.                              188          1,846
Millipore Corp. (a)                                            75          4,699
Mylan Laboratories, Inc. (a)                                  285          6,259
Myriad Genetics, Inc.                                          70          1,723
Nektar Therapeutics                                           120          1,956
Neurocrine Biosciences, Inc.                                   51            472
Onyx Pharmaceuticals, Inc.                                     75          1,178
OSI Pharmaceuticals, Inc.                                     111          3,706
Owens & Minor, Inc. (a)                                        72          2,175
Par Pharmaceutical Cos., Inc.                                 137          2,088
Patterson Cos., Inc.                                           69          2,295
PDL BioPharma, Inc.                                           319          5,745
Pediatrix Medical Group, Inc. (a)                             138          5,851
Perrigo Co.                                                   355          5,623
Pfizer, Inc. (a)                                            1,449         37,660
Pharmaceutical Product Development, Inc.                       83          3,194
PolyMedica Corp.                                               45          1,742
Quest Diagnostics, Inc. (a)                                   177         10,641
ResMed, Inc.                                                  170          7,890
Respironics, Inc. (a)                                          58          2,064
Rite Aid Corp. (a)                                            906          3,823
Sepracor, Inc.                                                125          6,175
Sierra Health Services, Inc. (a)                              150          6,477
St. Jude Medical, Inc. (a)                                     57          2,103
Stryker Corp. (a)                                              44          2,002

Sunrise Senior Living, Inc.                                    52          1,502
Techne Corp.                                                  111          5,516
Telik, Inc.                                                    96          1,628
Tenet Healthcare Corp. (a)                                    287          1,699
Triad Hospitals, Inc.                                          51          1,987
United Surgical Partners International, Inc.                   61          1,507
United Therapeutics Corp.                                      32          1,898
UnitedHealth Group, Inc.                                      362         17,314
Universal Health Services, Inc. Class B                        42          2,352
Varian Medical Systems, Inc. (a)                              145          6,571
Varian, Inc.                                                   45          2,024
Ventana Medical Systems, Inc.                                  59          2,750
Vertex Pharmaceuticals, Inc.                                   87          2,916
Waters Corp.                                                  141          5,736
Watson Pharmaceuticals, Inc.                                   64          1,433
WellPoint, Inc.                                               181         13,485
Wyeth                                                         293         14,202
Zimmer Holdings, Inc.                                          39          2,466
                                                                    ------------
                                                                         667,638
                                                                    ------------
INDUSTRIALS (5.6%)
Accenture Ltd. Class A                                         87          2,546
Aeroflex, Inc. (a)                                            136          1,379
AGCO Corp.                                                    297          6,819
Agilent Technologies, Inc.                                     84          2,389
Albany International Corp. Class A (a)                         53          1,904
Alexander & Baldwin, Inc. (a)                                 133          5,333
Alliance Data Systems Corp.                                    41          2,104
Alliant Techsystems, Inc.                                     104          8,335
Allied Waste Industries, Inc. (a)                             178          1,808
American Standard Cos., Inc.                                  216          8,344
Ametek, Inc. (a)                                              198          8,399
Amphenol, Inc.                                                111          6,225
Anixter International, Inc. (a)                                47          2,591
Aptargroup, Inc.                                               46          2,369
Armor Holdings, Inc.                                          103          5,321
Arrow Electronics, Inc.                                        73          2,063
Automatic Data Processing, Inc. (a)                           180          7,877
Avnet, Inc. (a)                                                84          1,529
Ball Corp. (a)                                                 60          2,298
Banta Corp. (a)                                               109          3,851
Belden CDT, Inc.                                               85          2,758
Bemis Co., Inc. (a)                                            65          1,996
Benchmark Electronics, Inc.                                    81          1,971
Boeing Co. (a)                                                211         16,336
Briggs & Stratton Corp. (a)                                    97          2,483
Brink's Co.                                                    83          4,572
C.H. Robinson Worldwide, Inc.                                 173          7,920
Carlisle Cos. (a)                                              89          7,110
Ceradyne, Inc.                                                 46          2,249
Ceridian Corp.                                                 91          2,185
CheckFree Corp.                                                45          2,003
Checkpoint Systems, Inc. (a)                                   69          1,139
Choicepoint, Inc.                                              52          1,776
Clarcor, Inc. (a)                                              73          2,075
Cognex Corp.                                                   80          1,888
Commscope, Inc.                                               207          6,465
Convergys Corp.                                               119          2,271
Corporate Executive Board Co.                                  56          5,264
Corrections Corp. of America                                  118          6,443
Crane Co. (a)                                                 174          6,682
Crown Holdings, Inc.                                          614         10,229

Cummins, Inc. (a)                                              32          3,744
Curtiss-Wright Corp. (a)                                       60          1,744
Danaher Corp. (a)                                              40          2,608
Deere & Co. (a)                                                32          2,322
Dionex Corp.                                                   37          2,048
Donaldson Co., Inc. (a)                                       209          6,874
DRS Technologies, Inc.                                        115          5,323
Eagle Materials, Inc.                                         143          5,142
EGL, Inc.                                                      44          1,932
EMCOR Group, Inc. (a)                                          44          2,267
Emdeon Corp.                                                  224          2,695
Energy Conversion Devices, Inc.                               112          3,769
ESCO Technologies, Inc.                                        47          2,476
Esterline Technologies Corp. (a)                               47          1,990
Expeditors International of Washington, Inc.                  224         10,185
FedEx Corp. (a)                                                88          9,214
Fidelity National Information Services, Inc.                   75          2,681
First Data Corp. (a)                                          222          9,069
Fiserv, Inc.                                                  248         10,828
Flextronics International Ltd.                                629          7,133
Flir Systems, Inc.                                             96          2,305
Florida Rock Industries, Inc. (a)                              41          1,560
Flowserve Corp. (a)                                           154          7,977
Fluor Corp.                                                    87          7,641
Foster Wheeler Ltd.                                           159          6,064
FTI Consulting, Inc.                                           79          2,074
Gardner Denver, Inc. (a)                                       96          3,326
General Cable Corp. (a)                                       189          6,747
General Electric Co. (a)                                    2,068         67,603
General Maritime Corp.                                         84          3,049
Global Payments, Inc.                                          46          1,957
Graco, Inc. (a)                                               197          7,740
GrafTech International Ltd.                                   531          2,851
Granite Construction, Inc.                                     60          2,609
Harsco Corp. (a)                                              118          9,512
Hewitt Associates, Inc. Class A                                74          1,663
Honeywell International, Inc. (a)                             190          7,353
Hubbell, Inc. Class B (a)                                      44          2,068
IDEX Corp. (a)                                                141          6,126
Ingersoll-Rand Co. Ltd. Class A                                44          1,575
Iron Mountain, Inc.                                           150          6,150
ITT Industries, Inc. (a)                                      200         10,110
J.B. Hunt Transport Services, Inc.                             99          2,036
Jabil Circuit, Inc.                                           197          4,551
Jacobs Engineering Group, Inc.                                 75          6,224
Jarden Corp.                                                   87          2,522
JLG Industries, Inc. (a)                                      291          5,267
Joy Global, Inc.                                              130          4,878
Kansas City Southern                                          250          6,155
Kemet Corp.                                                   204          1,707
Kennametal, Inc. (a)                                          110          5,858
L-3 Communications Holdings, Inc.                             152         11,195
Landstar System, Inc.                                         157          6,702
Lockheed Martin Corp. (a)                                     108          8,605
Louisiana-Pacific Corp. (a)                                    88          1,760
Manitowoc Co. (a)                                             154          6,046
Martin Marietta Materials, Inc. (a)                            28          2,255
Masco Corp. (a)                                                58          1,550
MDU Resources Group, Inc. (a)                                 102          2,514
MeadWestvaco Corp.                                            246          6,426

Mettler-Toledo International, Inc.                             34          2,092
Molex, Inc. Class A                                            67          1,811
Monster Worldwide, Inc.                                       127          5,080
MPS Group, Inc.                                               185          2,403
MSC Industrial Direct Co. (a)                                 133          5,484
Mueller Industries, Inc.                                       60          2,204
National Instruments Corp.                                     74          2,054
Nordson Corp.                                                  42          1,911
Northrop Grumman Corp. (a)                                     91          6,023
OMI Corp. (a)                                                 308          6,794
Oshkosh Truck Corp.                                            43          1,844
Owens-Illinois, Inc. (a)                                      117          1,770
Pactiv Corp. (a)                                              120          2,941
Pall Corp. (a)                                                182          4,747
Paychex, Inc. (a)                                              53          1,812
PerkinElmer, Inc. (a)                                         449          8,095
PHH Corp.                                                      74          1,851
Powerwave Technologies, Inc.                                  201          1,596
Precision Castparts Corp. (a)                                 162          9,663
Quanex Corp. (a)                                               52          1,887
Quanta Services, Inc.                                         383          6,113
R.R. Donnelley & Sons Co. (a)                                 288          8,407
Raytheon Co.                                                   60          2,704
Republic Services, Inc.                                       162          6,506
Resources Connection, Inc.                                     67          1,586
Robert Half International, Inc.                               219          7,087
Rockwell Automation Corp. (a)                                  25          1,550
Rockwell Collins, Inc.                                        210         11,208
Roper Industries, Inc.                                         51          2,305
Ryder System, Inc. (a)                                         51          2,570
Sanmina-SCI Corp.                                             445          1,540
Sealed Air Corp. (a)                                           49          2,315
Shaw Group, Inc. (a)                                          262          5,421
Simpson Manufacturing Co.                                      52          1,456
Smurfit-Stone Container Corp.                                 156          1,579
Solectron Corp.                                               595          1,797
Sonoco Products Co. (a)                                        60          1,952
SPX Corp.                                                      47          2,569
Stericycle, Inc. (a)                                          113          7,591
Symbol Technologies, Inc.                                     203          2,243
Technitrol, Inc. (a)                                           87          2,156
Tektronix, Inc. (a)                                            68          1,854
Teleflex, Inc. (a)                                            102          5,823
Temple-Inland, Inc. (a)                                       153          6,509
Terex Corp. (a)                                               162          7,264
Tetra Tech, Inc.                                              103          1,651
Texas Industries, Inc. (a)                                     32          1,580
Textron, Inc. (a)                                             135         12,138
Thomas & Betts Corp. (a)                                      170          8,046
Toro Co. (a)                                                  127          5,259
Trimble Navigation Ltd.                                       145          6,964
Tyco International Ltd. (a)                                   411         10,723
Union Pacific Corp. (a)                                        35          2,975
United Parcel Service, Inc. Class B                           152         10,474
United Rentals, Inc. (a)                                      218          6,087
USG Corp.                                                      55          2,550
Vishay Intertechnology, Inc.                                  142          1,992
Vulcan Materials Co. (a)                                       95          6,362
W.W. Grainger, Inc. (a)                                       103          6,395
Walter Industries, Inc.                                       108          4,834
Washington Group International, Inc.                           37          1,998
Waste Connections, Inc.                                       148          5,532

Waste Management, Inc. (a)                                     74          2,544
Watsco, Inc. (a)                                               43          1,906
Werner Enterprises, Inc.                                      103          1,854
Wesco International, Inc.                                      38          2,214
YRC Worldwide, Inc.                                           158          6,285
                                                                    ------------
                                                                         812,184
                                                                    ------------
INFORMATION TECHNOLOGY (5.3%)
3Com Corp. (a)                                                705          3,342
ADC Telecommunications, Inc.                                   97          1,186
Adobe Systems, Inc. (a)                                        94          2,680
Adtran, Inc.                                                  125          2,734
Advanced Digital Information Corp.                            286          3,449
Affiliated Computer Services, Inc. Class A (a)                112          5,704
Agere Systems, Inc.                                           549          7,993
Akamai Technologies, Inc.                                     100          3,963
Altera Corp.                                                  380          6,578
American Power Conversion Corp.                               112          1,891
American Tower Corp. Class A                                   65          2,197
Amkor Technology, Inc.                                        187          1,156
Analog Devices, Inc.                                           57          1,843
Ansys, Inc. (a)                                                59          2,708
Apple Computer, Inc.                                          222         15,087
Applied Materials, Inc. (a)                                   442          6,957
Ariba, Inc.                                                   382          2,980
Arris Group, Inc.                                             190          2,031
ATMI, Inc.                                                     69          1,833
Autodesk, Inc. (a)                                            267          9,107
Avaya, Inc.                                                   550          5,093
Avocent Corp.                                                  69          1,765
BEA Systems, Inc.                                             481          5,647
BearingPoint, Inc.                                            385          3,080
Black Box Corp.                                                66          2,713
BMC Software, Inc.                                            289          6,768
Bowne & Co., Inc.                                             224          3,107
Broadcom Corp.                                                 65          1,559
Brocade Communications Systems, Inc.                        1,004          6,285
Brooks Automation, Inc.                                       136          1,535
Caci International, Inc. Class A                               94          5,297
Cadence Design Systems, Inc.                                  383          6,201
Cerner Corp. (a)                                               49          1,984
Check Point Software Technologies Ltd.                        110          1,848
Ciena Corp.                                                 1,699          6,167
Cisco Systems, Inc.                                         1,646         29,381
Cognizant Technology Solutions Corp.                          164         10,740
Computer Sciences Corp. (a)                                   226         11,840
Compuware Corp.                                               289          2,020
Conexant Systems, Inc.                                        863          1,545
Corning, Inc. (a)                                             426          8,124
Cree, Inc.                                                    233          4,597
Crown Castle International Corp.                              232          8,173
CSG Systems International, Inc. (a)                            86          2,239
CTS Corp. (a)                                                 238          3,430
Cymer, Inc.                                                    52          2,034
Cypress Semiconductor Corp.                                   455          6,911
Dell, Inc.                                                    575         12,466
Digital River, Inc.                                            48          2,152
DST Systems, Inc.                                              37          2,083

Dycom Industries, Inc.                                         94          1,691
EarthLink, Inc.                                               235          1,694
Electronics for Imaging, Inc. (a)                             229          4,621
EMC Corp.                                                     745          7,562
Emulex Corp.                                                  332          4,943
F5 Networks, Inc.                                             123          5,700
Fair Isaac Corp. (a)                                           54          1,824
Fairchild Semiconductor International, Inc.                   206          3,370
FileNet Corp.                                                  77          2,450
GameStop Corp. Class B                                         91          3,422
Google, Inc. Class A                                           46         17,784
Harris Corp. (a)                                              157          7,151
Hewlett-Packard Co. (a)                                       636         20,295
Hyperion Solutions Corp.                                       82          2,555
Ikon Office Solutions, Inc. (a)                               215          2,969
Ingram Micro, Inc. Class A (a)                                439          7,740
Insight Enterprises, Inc.                                      88          1,491
Integrated Device Technology, Inc. (a)                        591          9,143
Intel Corp. (a)                                             1,581         28,458
InterDigital Communications Corp. (a)                          77          2,111
Intergraph Corp. (a)                                           52          1,848
International Business Machines Corp. (a)                     383         29,648
International Rectifier Corp.                                  57          2,032
Internet Security Systems, Inc.                               158          3,553
Intersil Corp. Class A                                        214          5,031
Intuit, Inc.                                                  136          4,198
JDS Uniphase Corp.                                          2,005          4,271
Juniper Networks, Inc.                                        106          1,426
Keane, Inc. (a)                                               252          3,634
KLA-Tencor Corp. (a)                                           39          1,645
Kronos, Inc.                                                   45          1,305
Lam Research Corp. (a)                                        142          5,906
Lexmark International, Inc.                                   128          6,918
Liberty Media Holding Corp. - Capital                          20          1,632
Liberty Media Holding Corp. - Interactive                     104          1,713
Linear Technology Corp. (a)                                    60          1,941
LSI Logic Corp. (a)                                           561          4,600
Lucent Technologies, Inc. (a)                                 733          1,561
Macrovision Corp.                                             120          2,354
Marvell Technology Group Ltd.                                  70          1,299
Maxim Integrated Products, Inc.                                51          1,498
McAfee, Inc.                                                  234          5,043
MEMC Electronic Materials, Inc. (a)                           184          5,597
Mentor Graphics Corp.                                         187          2,577
Micrel, Inc.                                                  147          1,570
Microchip Technology, Inc.                                    266          8,581
Micron Technology, Inc. (a)                                   216          3,372
Micros Systems, Inc.                                           53          2,120
Microsemi Corp.                                                82          2,075
Microsoft Corp.                                             2,244         53,923
Molex, Inc. (a)                                               100          3,172
Motorola, Inc. (a)                                            671         15,272
NCR Corp. (a)                                                 233          7,489
Network Appliance, Inc. (a)                                    57          1,692
Novell, Inc. (a)                                              230          1,493
Novellus Systems, Inc.                                         86          2,177
NVIDIA Corp.                                                  327          7,237
OmniVision Technologies, Inc.                                  79          1,501
Oracle Corp.                                                1,140         17,066

Parametric Technology Corp.                                   396          6,122
Park Electrochemical Corp. (a)                                103          2,537
Perot Systems Corp.                                           154          2,051
Photronics, Inc. (a)                                          190          2,654
Plantronics, Inc.                                              67          1,043
PMC-Sierra, Inc. (a)                                          153            782
Polycom, Inc.                                                 153          3,397
QLogic Corp.                                                  102          1,784
Qualcomm, Inc.                                                420         14,809
Quantum Corp.                                               1,084          2,331
Red Hat, Inc. (a)                                             218          5,162
RF Micro Devices, Inc.                                        779          4,799
RSA Security, Inc.                                            130          3,585
Salesforce.com, Inc.                                           63          1,619
SanDisk Corp. (a)                                              75          3,500
SBA Communications Corp.                                      211          5,039
Seagate Technology                                            166          3,851
Silicon Image, Inc.                                           334          3,534
Silicon Laboratories, Inc.                                    138          5,095
SiRF Technology Holdings, Inc.                                 74          1,413
Skyworks Solutions, Inc.                                      376          1,651
SRA International, Inc. Class A                                65          1,572
Sun Microsystems, Inc.                                        561          2,440
Sybase, Inc. (a)                                              334          7,031
Sycamore Networks, Inc.                                       435          1,583
Symantec Corp.                                                186          3,231
Synopsys, Inc.                                                121          2,166
Tellabs, Inc. (a)                                             469          4,409
Teradyne, Inc.                                                119          1,564
Texas Instruments, Inc.                                       409         12,180
TIBCO Software, Inc.                                          773          6,153
Transaction Systems Architects, Inc. (a)                       69          2,554
Triquint Semiconductor, Inc. (a)                              668          3,153
Unisys Corp.                                                  284          1,454
United Online, Inc.                                           148          1,615
United Stationers, Inc.                                        47          2,311
Varian Semiconductor Equipment Associates Inc                 106          3,360
Veeco Instruments, Inc.                                       133          2,963
Websense, Inc.                                                 66          1,238
Wind River Systems, Inc. (a)                                  147          1,216
Xilinx, Inc.                                                  142          2,881
Yahoo!, Inc.                                                  338          9,173
Zebra Technologies Corp. Class A                               42          1,317
                                                                    ------------
                                                                         771,469
                                                                    ------------
MATERIALS (2.2%)
A. Schulman, Inc. (a)                                         149          3,260
Air Products & Chemicals, Inc. (a)                             34          2,174
AK Steel Holding Corp. (a)                                    188          2,429
Alcoa, Inc. (a)                                               116          3,474
Allegheny Technologies, Inc. (a)                               91          5,814
American Axle & Manufacturing Holdings, Inc.                  215          3,522
Arch Coal, Inc.                                               148          5,615
Ashland, Inc.                                                  97          6,451
Axcelis Technologies, Inc.                                    522          2,887
Cabot Corp.                                                    98          3,260
Cabot Microelectronics Corp.                                  111          3,306
Cameron International Corp.                                   136          6,856
Carpenter Technology Corp. (a)                                 60          5,904

Chaparral Steel Co.                                            42          2,948
Chemtura Corp.                                                195          1,679
Cleveland-Cliffs, Inc. (a)                                    106          3,832
Coeur d'Alene Mines Corp. (a)                                 455          2,175
CON-WAY, Inc.                                                  43          2,128
Consol Energy, Inc.                                           182          7,491
Cytec Industries, Inc. (a)                                    109          5,822
Dow Chemical Co. (a)                                          244          8,438
E.I. DuPont de Nemours & Co. (a)                              175          6,941
Eastman Chemical Co. (a)                                      109          5,410
Ecolab, Inc. (a)                                              232          9,991
Electro Scientific Industries, Inc.                           162          2,848
Exar Corp.                                                    246          3,186
Ferro Corp. (a)                                                99          1,599
FMC Corp. (a)                                                  66          4,072
Freeport-McMoRan Copper & Gold, Inc. Class B (a)              193         10,529
G & K Services, Inc.                                           84          2,833
H.B. Fuller Co. (a)                                           118          4,718
Headwaters, Inc.                                               58          1,342
Hercules, Inc. (a)                                            184          2,558
Insituform Technologies, Inc. Class A                         130          2,802
Interface, Inc.                                               271          3,325
International Coal Group, Inc.                                285          1,929
International Flavors & Fragrances, Inc. (a)                   73          2,701
International Paper Co. (a)                                    65          2,231
Jacuzzi Brands, Inc.                                          376          3,158
JetBlue Airways Corp.                                         307          3,282
KFX, Inc.                                                     144          2,235
Lear Corp. (a)                                                137          3,092
Littelfuse, Inc. (a)                                           92          3,108
Lyondell Chemical Co. (a)                                     269          5,991
Minerals Technologies, Inc.                                    37          1,873
Monsanto Co.                                                  162          6,964
Navigant Consulting, Inc.                                     182          3,473
Navistar International Corp. (a)                              118          2,638
Newmont Mining Corp. (a)                                      127          6,506
Nucor Corp. (a)                                                36          1,914
Olin Corp. (a)                                                127          2,036
OM Group, Inc. (a)                                             36          1,264
Orbotech, Ltd.                                                156          3,363
Oregon Steel Mills, Inc. (a)                                  104          4,809
Peabody Energy Corp.                                          107          5,339
Phelps Dodge Corp. (a)                                         26          2,271
Pitney Bowes, Inc. (a)                                         74          3,058
Pool Corp.                                                    147          5,723
PPG Industries, Inc. (a)                                       29          1,785
Praxair, Inc. (a)                                              63          3,455
Reliance Steel & Aluminum Co. (a)                             160          5,736
Rohm & Haas Co. (a)                                           192          8,854
RPM International, Inc. (a)                                   467          8,751
RTI International Metals, Inc. (a)                             43          1,981
Sensient Technologies Corp.                                   103          2,054
Sigma-Aldrich Corp. (a)                                        34          2,363
Steel Dynamics, Inc.                                          121          7,020
Stillwater Mining Co.                                         200          2,332
The Mosaic Co.                                                217          3,405
Thor Industries, Inc. (a)                                      65          2,785
U.S. Airways Group, Inc.                                       87          3,975
United States Steel Corp.                                     119          7,505
USEC, Inc.                                                    154          1,622

Visteon Corp.                                                 630          4,498
Wabash National Corp. (a)                                     188          2,677
Wausau Paper Corp.                                            238          2,913
Weyerhaeuser Co. (a)                                           32          1,877
Winnebago Industries, Inc. (a)                                115          3,325
Worthington Industries, Inc. (a)                              142          2,900
                                                                    ------------
                                                                         312,390
                                                                    ------------
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp. (a)                                               99          5,462
Andrew Corp.                                                  322          2,721
AT&T, Inc.                                                    762         22,851
BellSouth Corp. (a)                                           364         14,258
CenturyTel, Inc. (a)                                          160          6,171
Cincinnati Bell, Inc.                                         448          1,796
Citizens Communications Co. Series B                          206          2,643
Embarq Corp.                                                   16            724
IDT Corp.                                                     248          3,318
Level 3 Communications, Inc.                                  589          2,303
Newport Corp.                                                 194          3,537
NII Holdings, Inc.                                            140          7,389
NTL, Inc.                                                     236          5,393
Qwest Communications International, Inc.                    1,628         13,008
Sprint Nextel Corp. (a)                                       541         10,712
Telephone & Data Systems, Inc.                                 88          3,596
Verizon Communications, Inc.                                  565         19,108
Windstream Corp.                                              102          1,283
                                                                    ------------
                                                                         126,273
                                                                    ------------
UTILITIES (2.1%)
AGL Resources, Inc. (a)                                       272         10,614
Allegheny Energy, Inc.                                        217          8,908
Alliant Energy Corp.                                           71          2,569
Ameren Corp. (a)                                              205         10,559
American Electric Power Co., Inc. (a)                          51          1,842
Aquila, Inc.                                                1,419          6,300
Atmos Energy Corp. (a)                                        299          8,602
Avista Corp.                                                  114          2,848
Black Hills Corp.                                              59          2,114
CenterPoint Energy, Inc.                                      501          6,884
Cleco Corp. (a)                                                90          2,225
CMS Energy Corp. (a)                                          134          1,877
Consolidated Edison, Inc. (a)                                  40          1,875
Constellation Energy Group, Inc. (a)                          178         10,308
Dominion Resources, Inc. (Virginia)                            45          3,532
DPL, Inc. (a)                                                  74          2,054
DTE Energy Co. (a)                                            238         10,072
Duke Energy Corp. (Holding Co.)                               230          6,974
Edison International                                          123          5,090
El Paso Electric Co.                                          112          2,455
Energy East Corp. (a)                                          90          2,190
Entergy Corp. (a)                                              28          2,159
Exelon Corp.                                                  175         10,133
FirstEnergy Corp. (a)                                          44          2,464
FPL Group, Inc. (a)                                            48          2,071
Great Plains Energy, Inc.                                     128          3,754
Hawaiian Electric Industries, Inc.                            299          8,569
IDACORP, Inc.                                                 172          6,412
KeySpan Corp.                                                 226          9,101
Lattice Semiconductor Corp.                                   556          3,280
National Fuel Gas Co. (a)                                      67          2,488

NiSource, Inc. (a)                                            388          8,827
Northeast Utilities                                           125          2,800
Northwest Natural Gas Co.                                      64          2,430
NRG Energy, Inc.                                              124          6,107
NSTAR                                                          65          2,026
ONEOK, Inc. (a)                                                76          2,828
Peoples Energy Corp. (a)                                       69          2,912
Pepco Holdings, Inc.                                          116          2,842
PG&E Corp.                                                     49          2,042
Piedmont Natural Gas Co. (a)                                  268          6,898
Pinnacle West Capital Corp. (a)                                60          2,581
PNM Resources, Inc.                                           114          3,056
PPL Corp.                                                      63          2,143
Progress Energy, Inc.                                          41          1,786
Public Service Enterprise Group, Inc. (a)                      32          2,158
Puget Energy, Inc.                                             96          2,132
Questar Corp. (a)                                             107          9,480
Reliant Energy, Inc.                                          183          2,302
Scana Corp.                                                    63          2,519
Sierra Pacific Resources                                      683          9,869
Southern Co. (a)                                               99          3,344
Southern Union Co. (a)                                        389         10,557
Teco Energy, Inc. (a)                                         122          1,945
UGI Corp. (a)                                                 391          9,716
UniSource Energy Corp. (a)                                     76          2,535
Vectren Corp.                                                 283          7,870
Westar Energy, Inc.                                           325          7,508
WGL Holdings, Inc.                                            200          6,006
Wisconsin Energy Corp. (a)                                    156          6,583
Xcel Energy, Inc.                                             536         10,742
                                                                    ------------
                                                                         304,867
                                                                    ------------
TOTAL COMMON STOCKS                                                    6,159,003
                                                                    ============
CORPORATE BONDS (17.6%)
CONSUMER DISCRETIONARY (1.3%)
Comcast Corp., 6.50%, 11/15/35                             72,000         68,911
Kimberly-Clark Corp., 5.00%, 8/15/13                       48,000         46,688
May Department Stores Co., 5.75%, 7/15/14                   2,000          1,964
Time Warner Cos., Inc., 7.57%, 2/1/24                      61,000         65,051
                                                                    ------------
                                                                         182,614
                                                                    ------------
CONSUMER STAPLES (1.3%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16                  2,000          1,894
Bottling Group LLC, 4.63%, 11/15/12                        29,000         27,627
Coca-Cola Enterprises, 8.50%, 2/1/22                        2,000          2,486
Conagra Foods, 6.75%, 9/15/11                               2,000          2,079
Kraft Foods, Inc., 6.25%, 6/1/12                           31,000         31,661
Procter & Gamble Co., 4.95%, 8/15/14                       38,000         36,513
Target Corp., 5.88%, 3/1/12                                30,000         30,510
WAL-MART Stores, 4.55%, 5/1/13                             61,000         57,650
                                                                    ------------
                                                                         190,420
                                                                    ------------
ENERGY (0.8%)
ChevronTexaco Capital Co., 3.50%, 9/17/07                  75,000         73,390
Conoco, Inc., 6.95%, 4/15/29                               38,000         42,137
Kinder Morgan Energy Partners, 7.75%, 3/15/32               2,000          2,195
                                                                    ------------

                                                                         117,722
                                                                    ------------
FINANCIALS (9.7%)
Allstate Corp., 7.20%, 12/1/09                             30,000         31,568
American General Finance, 5.38%, 10/1/12                  107,000        104,815
Bank One Corp., 2.63%, 6/30/08                            153,000        145,262
Bear Stearns Co., 3.25%, 3/25/09                           30,000         28,383
Caterpillar Financial Services Corp., 5.05%, 12/1/10       30,000         29,469
Citigroup, Inc., 6.63%, 1/15/28                             9,000          9,496
Credit Suisse First Boston USA, Inc.,                     126,000        128,950
6.13%, 11/15/11
First Union National, 7.80%, 8/18/10                       61,000         65,691
Goldman Sachs Group, Inc., 5.13%, 1/15/15                 132,000        124,981
Household Finance Corp., 4.63%, 1/15/08                   138,000        136,496
John Deere Capital Corp., 7.00%, 3/15/12                   30,000         31,868
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12             38,000         39,685
Merrill Lynch & Co., 4.25%, 2/8/10                        123,000        117,770
Morgan Stanley Dean Witter, 6.75%, 4/15/11                 76,000         79,413
Prudential Financial, Inc., 5.10%, 9/20/14                  2,000          1,898
Sprint Capital Corp., 8.38%, 3/15/12                       61,000         67,727
U.S. Bank NA, 6.38%, 8/1/11                                38,000         39,467
Verizon Global Funding Corp., 7.25%, 12/1/10              151,000        159,570
Wells Fargo & Co., 4.63%, 8/9/10                           70,000         68,120
                                                                    ------------
                                                                       1,410,629
                                                                    ------------
HEALTH CARE (0.3%)
Wyeth, 5.50%, 2/1/14                                       38,000         37,235
                                                                    ------------
INDUSTRIALS (1.8%)
Boeing Co., 6.13%, 2/15/33                                 30,000         30,858
General Electric Co., 5.00%, 2/1/13                       202,000        195,524
Tyco International Group SA, 6.38%, 10/15/11                2,000          2,063
Union Pacific Corp., 4.88%, 1/15/15                        41,000         38,505
                                                                    ------------
                                                                         266,950
                                                                    ------------
INFORMATION TECHNOLOGY (1.2%)
Bellsouth Corp., 4.20%, 9/15/09                            46,000         44,145
IBM Corp., 8.38%, 11/1/19                                  30,000         36,567
Motorola, Inc., 7.63%, 11/15/10                            23,000         24,788
SBC Communications, Inc., 6.15%, 9/15/34                   76,000         70,642
                                                                    ------------
                                                                         176,142
                                                                    ------------
MATERIALS (0.3%)
Burlington North Santa Fe, 7.00%, 12/15/25                  2,000          2,179
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14               23,000         21,751
United Technologies Corp., 4.88%, 5/1/15                   23,000         21,702
Weyerhaeuser Co., 6.95%, 8/1/17                             2,000          2,065
                                                                    ------------
                                                                          47,697
                                                                    ------------

UTILITIES (0.9%)
Dominion Resources, 4.13%, 2/15/08                         38,000         37,188
Duke Energy Corp., 6.25%, 1/15/12                          30,000         30,781
Exelon Corp., 4.90%, 6/15/15                                2,000          1,843
National Rural Utilities, 7.25%, 3/1/12                    56,000         60,179
Southern Power Co., 4.88%, 7/15/15                          2,000          1,841
                                                                    ------------
                                                                         131,832
                                                                    ------------
TOTAL CORPORATE BONDS                                                  2,561,241
                                                                    ============
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(17.8%)
FANNIE MAE (9.8%)
6.00%, 6/1/17, Pool #555004                                40,537         40,826
5.50%, 8/1/17, Pool #826283                                18,947         18,806
5.50%, 2/1/18, Pool #703712                                51,775         51,227
5.00%, 5/1/18, Pool #703444                                15,791         15,338
4.50%, 1/1/19, Pool #735057                                30,109         28,838
5.00%, 8/1/19, Pool #793396                                23,569         22,892
5.00%, 12/1/19, Pool #745369                               19,758         19,255
5.00%, 3/1/20, Pool #819410                                20,042         19,473
5.50%, 3/1/20, Pool #735611                                19,687         19,532
4.50%, 9/1/20, Pool #839289                                30,785         29,414
5.50%, 7/1/25, Pool #255809                                75,532         73,993
6.00%, 10/1/32, Pool #667994                               69,544         69,381
5.50%, 7/1/33, Pool #702459                                73,007         70,905
5.00%, 8/1/33, Pool #713679                               304,096        287,792
6.00%, 9/1/33, Pool #736937                                32,440         32,241
5.50%, 1/1/34, Pool #756233                               137,634        133,671
7.00%, 4/1/34, Pool #780703                                58,279         59,781
5.00%, 5/1/34, Pool #768230                                51,156         48,414
5.50%, 1/1/35, Pool #808374                               205,416        199,502
6.00%, 4/1/35, Pool #735503                                28,163         28,080
5.00%, 8/1/35, Pool #848355                                99,325         94,000
6.50%, 4/1/36, Pool #851187                                49,846         50,443
                                                                    ------------
                                                                       1,413,804
                                                                    ------------
FREDDIE MAC (6.0%)
4.00%, 6/1/18, Pool #E01401                                50,073         46,778
5.00%, 10/1/18, Pool #B10252                               28,020         27,242
4.50%, 11/1/18, Pool #E01489                               50,180         47,927
4.50%, 12/1/18, Pool #G11657                               40,634         38,809
4.50%, 1/1/19, Pool #B11878                                79,190         75,634
4.50%, 7/1/19, Pool #B15661                                31,252         29,809
5.00%, 8/1/33, Pool #A12886                                41,882         39,796
5.50%, 8/1/33, Pool #A11851                                66,908         65,278
5.00%, 10/1/33, Pool #A14805                               31,794         30,209
5.00%, 4/1/34, Pool #A20534                                42,936         40,735
6.00%, 7/1/34, Pool #A24370                                54,221         54,041
5.50%, 10/1/34, Pool #A27526                               55,160         53,783
5.00%, 12/1/34, Pool #A29017                              107,941        102,407
5.50%, 10/1/35, Pool #A39170                              165,065        160,453
5.50%, 11/1/35, Pool #A47728                               59,568         57,904
                                                                    ------------
                                                                         870,805
                                                                    ------------
GINNIE MAE (2.0%)
6.00%, 2/15/32, Pool #569704                              205,239        205,659
5.50%, 4/15/33, Pool #603566                               24,072         23,597
5.50%, 4/15/34, Pool #626116                               18,099         17,736
6.00%, 9/20/34, Pool #3611                                 28,991         28,951
5.50%, 9/15/35, Pool #644611                               20,936         20,505
                                                                    ------------
                                                                         296,448
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES                   2,581,057
                                                                    ============

U.S. GOVERNMENT AGENCY SECURITIES (5.1%)
FANNIE MAE (1.7%)
4.63%, 1/15/08, MTN                                        90,000         89,126
4.50%, 10/15/08, MTN                                       75,000         73,896
6.63%, 9/15/09, MTN                                        75,000         77,999
                                                                    ------------
                                                                         241,021
                                                                    ------------
FEDERAL HOME LOAN BANK (1.1%)
4.63%, 2/8/08, Series 627                                  90,000         89,102
4.63%, 11/21/08, Series 598                                75,000         74,009
                                                                    ------------
                                                                         163,111
                                                                    ------------
FREDDIE MAC (2.3%)
4.63%, 2/21/08, MTN                                       141,000        139,571
4.63%, 12/19/08, MTN                                       55,000         54,258
4.75%, 1/18/11, MTN                                        55,000         53,864
4.75%, 1/19/16, MTN                                        40,000         38,122
6.25%, 7/15/32, MTN                                        50,000         55,072
                                                                    ------------
                                                                         340,887
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                  745,019
                                                                    ============
U.S. TREASURY OBLIGATIONS (13.7%)
U.S. TREASURY BILLS (0.9%)
4.76%, 8/17/06                                             65,000         64,862
5.00%, 10/19/06                                            72,000         71,230
                                                                    ------------
                                                                         136,092
                                                                    ------------
U.S. TREASURY BONDS (1.6%)
6.00%, 2/15/26                                             70,000         77,060
5.25%, 11/15/28                                            75,000         75,932
5.38%, 2/15/31                                             70,000         72,379
                                                                    ------------
                                                                         225,371
                                                                    ------------
U.S. TREASURY NOTES (11.2%)
3.13%, 5/15/07                                            346,000        340,633
5.63%, 5/15/08                                            326,000        329,451
4.00%, 6/15/09                                            205,000        199,971
4.00%, 4/15/10                                            296,000        286,912
5.00%, 2/15/11                                             62,000         62,298
4.88%, 2/15/12                                            140,000        139,809
4.00%, 2/15/15                                            125,000        116,690
4.25%, 8/15/15                                            163,000        154,468
                                                                    ------------
                                                                       1,630,232
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        1,991,695
                                                                    ============
INVESTMENT COMPANIES (3.9%)
American Beacon U.S. Government Money Market              562,305        562,305
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                               562,305
                                                                    ============
TOTAL INVESTMENTS (COST $14,804,620) (B) - 100.6%                     14,600,320
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                           (80,661)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 14,519,659
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $ 4,600:

Unrealized Appreciation                                             $    263,909
Unrealized (Depreciation)                                               (472,809)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $  (208,900)
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2020 FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         SHARES
                                                           OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (58.0%)
CONSUMER DISCRETIONARY (5.4%)
99 Cents Only Stores                                          801   $      8,290
Activision, Inc.                                              554          6,620
Actuant Corp. Class A                                         132          5,809
Altria Group, Inc.                                          1,226         98,043
Anheuser-Busch Cos., Inc. (a)                                 488         23,497
Apollo Group, Inc.                                            174          8,234
Archer-Daniels-Midland Co. (a)                                276         12,144
ArvinMeritor, Inc.                                            437          7,193
Avon Products, Inc. (a)                                       247          7,161
Bally Technologies, Inc.                                      695         11,440
Beazer Homes USA, Inc. (a)                                    190          7,921
BJ's Wholesale Club, Inc.                                     350          9,968
Black & Decker Corp. (a)                                      279         19,672
Boyd Gaming Corp. (a)                                         228          7,647
Brown-Forman Corp. Class B (a)                                124          9,108
Brunswick Corp. (a)                                           205          6,062
Bunge Ltd.                                                    389         21,232
Callaway Golf Co. (a)                                         409          5,174
Carolina Group                                                823         47,224
Centex Corp. (a)                                              452         21,384
Champion Enterprises, Inc.                                    457          3,030
Church & Dwight Co. (a)                                       551         20,112
Cintas Corp. (a)                                              508         17,932
Clorox Co. (a)                                                100          5,994
Coach, Inc.                                                   206          5,914
Coca-Cola Co. (a)                                           1,564         69,598
Colgate-Palmolive Co. (a)                                     428         25,389
Comcast Corp. Class A                                       1,135         39,021
Cooper Tire & Rubber Co. (a)                                  514          5,135
Corn Products International, Inc.                             727         24,180
Cox Radio, Inc. Class A                                       615          9,010
Cumulus Media, Inc.                                           758          7,201
Del Monte Foods Co.                                           568          5,953
Eastman Kodak Co. (a)                                         973         21,649
Electronic Arts, Inc.                                         163          7,679
Energizer Holdings, Inc.                                      144          9,163
Estee Lauder Cos., Inc.                                       274         10,226
Flowers Foods, Inc.                                           273          7,775
Ford Motor Co.                                                811          5,409
Fred's, Inc.                                                  615          7,374
Furniture Brands International, Inc. (a)                      319          6,399
Garmin Ltd.                                                   118         11,209
General Mills, Inc. (a)                                       164          8,512
General Motors Corp. (a)                                      419         13,504
Genesco, Inc. (a)                                             256          6,930
Gentex Corp.                                                  444          5,923
Genuine Parts Co. (a)                                         628         26,150
Goodyear Tire & Rubber Co. (a)                              1,635         17,985
H.J. Heinz Co. (a)                                            196          8,226

Hain Celestial Group, Inc.                                    299          6,458
Hansen Natural Corp. (a)                                      304         13,981
Harley-Davidson, Inc. (a)                                     148          8,436
Harman International Industries, Inc. (a)                     125         10,025
Hasbro, Inc. (a)                                              340          6,358
Hearst-Argyle Television, Inc. (a)                            399          7,980
Herman Miller, Inc. (a)                                       335          9,517
Hershey Co. (a)                                               114          6,267
HNI Corp.                                                     122          4,954
Hormel Foods Corp. (a)                                        212          7,999
Hot Topic, Inc.                                               667          9,812
JAKKS Pacific, Inc.                                           467          7,701
JM Smuckers Co.                                               302         13,478
Johnson Controls, Inc. (a)                                     88          6,755
Jones Apparel Group, Inc.                                     258          7,637
KB Home                                                       162          6,888
Kellwood Co. (a)                                              220          5,819
Kimberly-Clark Corp. (a)                                      215         13,126
La-Z-Boy, Inc. (a)                                            416          5,304
Lancaster Colony Corp. (a)                                    304         11,649
Las Vegas Sands Corp.                                         154          9,553
Leggett & Platt, Inc. (a)                                     404          9,219
Lennar Corp. Class A                                          444         19,860
Liberty Global, Inc. Series C                                 446          9,446
Limited Brands, Inc. (a)                                      339          8,529
Liz Claiborne, Inc. (a)                                       230          8,131
Lone Star Steakhouse & Saloon, Inc. (a)                       340          7,953
Martek Biosciences Corp.                                      202          5,642
Mattel, Inc. (a)                                            1,379         24,877
McCormick & Co., Inc. (a)                                     313         10,974
Modine Manufacturing Co.                                      265          6,246
Mohawk Industries, Inc.                                       110          7,592
Molson Coors Brewing Co. Class B                              153         10,932
Nautilus, Inc.                                                539          6,770
Newell Rubbermaid, Inc. (a)                                   918         24,198
Nike, Inc. Class B (a)                                         98          7,742
Nu Skin Enterprises, Inc. Class A (a)                         423          6,049
NutriSystem, Inc.                                             205         10,849
NVR, Inc.                                                      12          5,940
OfficeMax, Inc.                                               335         13,772
Papa John's International, Inc.                               286          9,192
PepsiAmericas, Inc.                                           397          8,972
PepsiCo, Inc. (a)                                           1,243         78,781
PETCO Animal Supplies, Inc.                                   464         13,024
Phillips-Van Heusen Corp. (a)                                 180          6,395
Polaris Industries, Inc. (a)                                  202          7,720
Polo Ralph Lauren Corp.                                       124          7,073
Ralcorp Holdings, Inc. (a)                                    184          7,669
Reynolds American, Inc.                                        85         10,776
Ryan's Restaurant Group, Inc.                                 714         11,253
Sara Lee Corp. (a)                                            364          6,152
Smithfield Foods, Inc.                                        268          7,625
Snap-On, Inc. (a)                                             546         22,937
Standard Pacific Corp. (a)                                    193          4,310
Stanley Works (a)                                             390         17,694
Starwood Hotels & Resorts Worldwide                           118          6,204
Steelcase, Inc. Class A                                       361          5,303
Stewart Enterprises, Inc. Class A (a)                       1,543          8,255
Superior Industries International, Inc. (a)                   487          8,868

Take-Two Interactive Software, Inc.                           443          4,745
The Cato Corp. Class A (a)                                    448         10,895
The Pep Boys-Manny, Moe & Jack (a)                            750          8,085
The Scotts Miracle-Grow Co. (a)                               225          8,827
The Stride Rite Corp. (a)                                     709          8,976
THQ, Inc.                                                     301          6,830
Timberland Co. (a)                                            272          7,004
Time Warner, Inc.                                           2,713         44,765
Tootsie Roll Industries, Inc.                                 293          7,955
Tupperware Brands Corp. (a)                                   328          5,661
Tyson Foods, Inc. Class A (a)                                 500          7,075
Universal Corp. (a)                                           205          7,241
UST, Inc. (a)                                                 549         27,752
VF Corp. (a)                                                  331         22,448
Viad Corp.                                                    325         10,556
WCI Communities, Inc.                                         288          4,524
Weight Watchers International, Inc.                           126          5,041
WM. Wrigley Jr. Co. (a)                                       115          5,274
Wolverine World Wide, Inc. (a)                                361          9,184
Yankee Candle Co., Inc.                                       221          5,373
                                                                    ------------
                                                                       1,607,237
                                                                    ------------
CONSUMER STAPLES (6.5%)
Abercrombie & Fitch Co.                                       178          9,427
Adesa, Inc.                                                   261          5,327
Advance Auto Parts, Inc.                                      223          6,750
ADVO, Inc.                                                    198          7,170
Aeropostale, Inc.                                             271          7,509
AirTran Holdings, Inc. (a)                                    538          6,747
Amazon.com, Inc. (a)                                          197          5,297
American Greetings Corp. Class A (a)                          400          9,012
AmerisourceBergen Corp.                                       668         28,724
Andrx Group                                                   458         10,923
Ann Taylor Stores Corp.                                       354         14,535
aQuantive, Inc.                                               369          7,565
ARAMARK Corp. Class B                                         252          8,089
Arbitron, Inc.                                                194          7,102
AutoNation, Inc.                                              412          8,116
AutoZone, Inc. (a)                                            114         10,017
Avid Technology, Inc.                                         202          7,118
Barnes & Noble, Inc.                                          272          9,117
Bed Bath & Beyond, Inc.                                       197          6,596
Best Buy Co., Inc.                                            214          9,703
Big Lots, Inc.                                                726         11,732
Blyth, Inc.                                                   438          7,652
Bob Evans Farms, Inc. (a)                                     222          6,114
Borders Group, Inc.                                           460          8,745
Bowater, Inc. (a)                                             371          7,524
Brinker International, Inc.                                   180          5,832
Cablevision Systems Corp.                                     383          8,522
Campbell Soup Co. (a)                                         254          9,317
Cardinal Health, Inc. (a)                                     345         23,115
Career Education Corp.                                        200          5,692
CarMax, Inc.                                                  212          7,378
Casey's General Stores, Inc.                                  295          6,676
Catalina Marketing Corp.                                      361         10,494
CBRL Group, Inc.                                              227          7,416
CDW Corp.                                                     127          7,503
CEC Entertainment, Inc.                                       215          6,349
Cendant Corp.                                                 471          7,070
Charming Shoppes, Inc. (a)                                    672          6,928
Cheesecake Factory, Inc.                                      378          8,637

Chemed Corp.                                                  123          4,524
Chico's Fas, Inc.                                             364          8,245
Children's Place Retail Stores, Inc.                          115          6,419
Christopher & Banks Corp.                                     293          8,260
Circuit City Stores, Inc. (a)                                 686         16,807
CNET Networks, Inc.                                           669          5,646
ConAgra Foods, Inc. (a)                                       515         11,073
Continental Airlines, Inc. Class B                            897         23,627
Costco Wholesale Corp. (a)                                    254         13,401
CVS Corp. (a)                                                 436         14,266
DeVry, Inc. (a)                                               385          8,124
Dick's Sporting Goods, Inc.                                   205          7,464
Dillard's, Inc. (a)                                           436         13,093
Discovery Holding Co. Class A                                 567          7,552
Dollar General Corp. (a)                                    1,216         16,319
Dollar Tree Stores, Inc.                                      310          8,246
DreamWorks Animation SKG, Inc. Class A                        280          5,863
Dress Barn, Inc.                                              282          6,086
Dun & Bradstreet Corp.                                        263         17,547
E.W. Scripps Co. Class A                                      166          7,093
eBay, Inc.                                                    767         18,462
EchoStar Communications Corp. (a)                             737         25,832
Entercom Communications Corp. Class A                         302          7,656
Family Dollar Stores, Inc. (a)                                417          9,474
Fastenal Co.                                                  494         17,572
Federated Department Stores, Inc.                             242          8,497
Foot Locker, Inc.                                             445         12,091
Gannett Co., Inc. (a)                                         114          5,942
Gaylord Entertainment Co.                                     192          7,338
Getty Images, Inc.                                            100          4,665
Guitar Center, Inc.                                           126          5,358
H&R Block, Inc. (a)                                         1,022         23,251
Harrah's Entertainment, Inc. (a)                               99          5,951
Home Depot, Inc. (a)                                        1,672         58,035
IHOP Corp.                                                    127          5,773
International Game Technology (a)                             184          7,113
International Speedway Corp. Class A (a)                      139          6,290
Interpublic Group of Cos. (a)                                 892          7,305
ITT Educational Services, Inc. (a)                            359         24,204
J.C. Penney Co., Inc. (a)                                     135          8,500
Jack in the Box, Inc.                                         177          6,981
John Wiley & Sons, Inc. Class A (a)                           202          6,682
Kohl's Corp. (a)                                              166          9,401
Krispy Kreme Doughnuts, Inc.                                  934          7,911
Kroger Co. (a)                                                724         16,601
Lamar Advertising Co. Class A                                 334         16,379
Laureate Education, Inc.                                      217          9,906
Live Nation, Inc.                                             388          8,132
Longs Drug Stores Corp. (a)                                   189          7,772
Lowe's Cos. (a)                                             1,218         34,530
Marriott International, Inc. Class A (a)                      204          7,177
Matthews International Corp. Class A                          202          6,937
McClatchy Co. Class A                                         607         25,731
McDonald's Corp. (a)                                          911         32,240
McGraw-Hill Cos. (a)                                          202         11,373
McKesson Corp. (a)                                            150          7,559
Media General, Inc. Class A (a)                               132          4,809
Men's Wearhouse, Inc.                                         237          7,373
Meredith Corp. (a)                                            196          9,257
Michaels Stores, Inc.                                         276         11,708
NAVTEQ                                                        183          5,157

Netflix, Inc.                                                 319          6,600
New York Times Co. Class A (a)                                309          6,851
News Corp. Class A                                          1,545         29,726
News Corp. Class B                                            353          7,102
Nordstrom, Inc. (a)                                           721         24,730
O'Reilly Automotive, Inc.                                     227          6,435
Office Depot, Inc.                                            897         32,337
Omnicare, Inc. (a)                                            343         15,524
Omnicom Group, Inc.                                            97          8,585
P.F. Chang's China Bistro, Inc.                               166          5,018
Pacific Sunwear of California, Inc.                           373          6,222
Panera Bread Co. Class A                                      144          7,533
Payless Shoesource, Inc.                                      428         11,077
Penn National Gaming, Inc.                                    171          5,655
PetSmart, Inc.                                                293          6,903
Pier 1 Imports, Inc. (a)                                      637          4,332
Pinnacle Entertainment, Inc.                                  289          7,927
Procter & Gamble Co. (a)                                    2,352        132,181
R.H. Donnelley Corp.                                          458         23,912
RadioShack Corp.                                              382          6,177
Regis Corp.                                                   215          7,241
Rent-A-Center, Inc.                                           637         17,154
Royal Caribbean Cruises Ltd.                                  280          9,492
Ruby Tuesday, Inc. (a)                                        305          6,698
Sabre Holdings Corp. (a)                                      278          5,755
Safeway, Inc. (a)                                             250          7,020
Saks, Inc.                                                    792         12,783
Scientific Games Corp.                                        327         11,108
Sears Holdings Corp.                                           53          7,274
Service Corp. International (a)                             3,061         22,988
ServiceMaster Co.                                             618          6,359
Sirius Satellite Radio, Inc.                                2,442         10,256
Six Flags, Inc.                                               595          3,142
Sonic Corp.                                                   430          8,462
Staples, Inc.                                                 394          8,518
Starbucks Corp.                                               414         14,184
Station Casinos, Inc. (a)                                      99          5,431
Strayer Education, Inc. (a)                                    71          7,693
Supervalu, Inc. (a)                                           669         18,137
Sysco Corp. (a)                                               334          9,218
Target Corp.                                                  736         33,797
Tractor Supply Co.                                            171          7,822
Univision Communications, Inc. Class A                        767         25,618
Urban Outfitters, Inc.                                        240          3,502
VCA Antech, Inc.                                              398         13,918
Viacom, Inc. Class B                                          566         19,725
Wal-Mart Stores, Inc. (a)                                   1,957         87,086
Walgreen Co. (a)                                              790         36,956
Washington Post Co. Class B (a)                                12          9,252
Wendy's International, Inc. (a)                               369         22,199
Whole Foods Market, Inc.                                      399         22,946
Williams-Sonoma, Inc.                                         190          6,042
WM Wrigley Jr. Co.                                             28          1,280
Wynn Resorts Ltd.                                             140          8,961
XM Satellite Radio Holdings, Inc. Class A                     452          5,243
Yum! Brands, Inc.                                             152          6,840
Zale Corp.                                                    416         10,654
                                                                    ------------
                                                                       1,955,701
                                                                    ------------
ENERGY (5.1%)
Anadarko Petroleum Corp. (a)                                  206          9,422
Apache Corp. (a)                                              151         10,641

Atwood Oceanics, Inc.                                         168          7,884
Baker Hughes, Inc. (a)                                        289         23,106
BJ Services Co.                                               397         14,399
Cabot Oil & Gas Corp. (a)                                     236         12,449
Cheniere Energy, Inc.                                         247          8,643
Chesapeake Energy Corp. (a)                                 1,155         37,999
Chevron Corp.                                               1,415         93,078
ConocoPhillips                                                947         65,001
Core Laboratories N.V. (a)                                    164         11,972
Denbury Resources, Inc. (a)                                   839         29,088
Devon Energy Corp.                                            205         13,251
Diamond Offshore Drilling, Inc. (a)                           124          9,787
Duquesne Light Holdings                                       694         13,512
Dynegy, Inc. Class A                                        3,447         19,407
El Paso Corp.                                               1,964         31,424
Encore Acquisition Co.                                        226          6,884
ENSCO International, Inc. (a)                                 495         22,879
EOG Resources, Inc.                                           204         15,127
Exxon Mobil Corp.                                           3,503        237,292
FMC Technologies, Inc.                                        341         21,490
Forest Oil Corp.                                              422         14,141
Global Industries Ltd. (a)                                    537          8,957
GlobalSantaFe Corp.                                           300         16,479
Grant Prideco, Inc.                                           456         20,753
Grey Wolf, Inc.                                             1,201          9,200
Halliburton Co. (a)                                           732         24,420
Hanover Compressor Co. (a)                                    576         10,944
Helix Energy Solutions Group, Inc.                            412         16,064
Helmerich & Payne, Inc. (a)                                   472         13,065
Hess Corp.                                                    273         14,442
Houston Exploration Co. (a)                                   137          8,749
Hydril                                                        122          8,451
Input/Output, Inc.                                          1,029         10,115
Kerr-Mcgee Corp. (a)                                          210         14,742
Kinder Morgan, Inc.                                           134         13,668
Lone Star Technologies, Inc. (a)                              141          6,641
Marathon Oil Corp.                                            168         15,228
Maverick Tube Corp. (a)                                       240         15,310
McDermott International, Inc. (a)                             309         14,072
Nabors Industries Ltd.                                        894         31,576
National Oilwell Varco, Inc.                                  213         14,280
Nicor, Inc. (a)                                               228          9,991
Noble Corp.                                                   400         28,700
Noble Energy, Inc.                                            581         29,404
Occidental Petroleum Corp. (a)                                309         33,295
Oceaneering International, Inc.                               244         10,668
OGE Energy Corp. (a)                                          891         33,724
Parker Drilling Co. (a)                                       669          4,857
Patterson-UTI Energy, Inc.                                    353          9,997
Plains Exploration & Production Co.                           382         16,793
Pogo Producing Co.                                            155          6,862
Pride International, Inc.                                     322          9,618
Quicksilver Resources, Inc.                                   264          9,335
Range Resources Corp. (a)                                     481         13,521
Rowan Cos., Inc. (a)                                          223          7,553
Schlumberger Ltd. (a)                                         863         57,691
SEACOR Holding, Inc. (a)                                       94          7,647
Sempra Energy (a)                                             224         10,810
Smith International, Inc.                                     653         29,104
Southwestern Energy Co. (a)                                   341         11,730
St. Mary Land & Exploration Co.                               280         12,040
Stone Energy Corp. (a)                                        202          9,444

Tesoro Corp. (a)                                              142         10,622
Tetra Technologies, Inc. (a)                                  506         14,477
TODCO                                                         542         20,656
Transocean, Inc. (a)                                          178         13,747
Unit Corp. (a)                                                187         10,966
Valero Energy Corp. (a)                                       281         18,948
Veritas DGC, Inc. (a)                                         205         11,740
Weatherford International, Inc.                               306         14,333
Western Gas Resources, Inc. (a)                               177         10,733
Williams Cos. (a)                                             321          7,784
XTO Energy, Inc.                                              187          8,787
                                                                    ------------
                                                                       1,521,609
                                                                    ------------
FINANCIALS (12.8%)
A.G. Edwards, Inc. (a)                                        162          8,742
ACE Ltd.                                                      146          7,523
Affiliated Managers Group, Inc.                               261         23,895
AFLAC, Inc. (a)                                               271         11,962
Alexandria Real Estate Equities, Inc.                         109         10,292
Allstate Corp. (a)                                            419         23,808
AMB Property Corp.                                            181          9,490
AMBAC Financial Group, Inc. (a)                               378         31,416
AMCORE Financial, Inc.                                        336          9,626
American Express Co. (a)                                      881         45,864
American Financial Group, Inc.                                251         10,570
American Home Mortgage Investment Corp. REIT                  284          9,917
American International Group, Inc. (a)                      1,397         84,755
AmeriCredit Corp.                                             295          7,254
AmerUs Group Co. Class A                                      339         22,744
AmSouth Bancorp (a)                                         1,248         35,768
Anchor BanCorp Wisconsin, Inc.                                306          9,088
Annaly Mortgage Management, Inc.                            1,446         18,523
Aon Corp. (a)                                                 806         27,589
Archstone-Smith Trust                                         722         37,883
Arthur J. Gallagher & Co. (a)                                 264          7,173
Associated Banc-Corp.                                         270          8,467
Assurant, Inc.                                                430         20,713
Astoria Financial Corp.                                       215          6,396
AvalonBay Communities, Inc.                                   232         27,125
Axis Capital Holdings Ltd.                                    257          7,597
BancorpSouth, Inc. (a)                                        453         12,390
Bank of America Corp. (a)                                   2,614        134,698
Bank of Hawaii Corp.                                          260         12,880
Bank of New York Co. (a)                                      357         11,999
BB&T Corp. (a)                                                250         10,498
Bear Stearns Cos. (a)                                          50          7,094
BlackRock, Inc.                                                72          9,300
Boston Properties, Inc.                                       342         33,584
Brandywine Realty Trust                                       854         27,021
Brown & Brown, Inc.                                           229          7,188
Capital One Financial Corp. (a)                               138         10,674
CapitalSource, Inc.                                           300          7,077
Cathay General Bancorp                                        210          7,718
CB Richard Ellis Group, Inc. Class A                          372          8,753
CBL & Associates Properties, Inc.                             292         11,435
Charles Schwab Corp. (a)                                      633         10,052
Chicago Mercantile Exchange Holdings, Inc.                     35         16,142
Chittenden Corp.                                              290          8,184
Chubb Corp. (a)                                               184          9,277
Cincinnati Financial Corp. (a)                                553         26,079

CIT Group, Inc.                                               755         34,662
Citigroup, Inc. (a)                                         2,976        143,770
Citizens Banking Corp.                                        328          8,328
Colonial Bancgroup, Inc. (a)                                  326          8,280
Colonial Properties Trust                                     282         13,516
Comerica, Inc. (a)                                            164          9,602
Commerce Bancshares, Inc.                                     144          7,327
Compass Bancshares, Inc.                                      441         25,993
Conseco, Inc.                                                 319          7,273
Countrywide Financial Corp. (a)                               274          9,817
Cousins Properties, Inc.                                      254          8,070
Crescent Real Estate Equities Co.                             497          9,701
Cullen/Frost Bankers, Inc. (a)                                252         14,797
Delphi Financial Group, Inc. Class A (a)                      197          7,485
Deluxe Corp. (a)                                              411          6,987
Dime Community Bancshares                                     629          8,787
Doral Financial Corp.                                         747          3,825
Duke Realty Corp.                                             302         11,253
E*TRADE Financial Corp.                                     1,316         30,676
East West Bancorp, Inc.                                       258         10,410
Eaton Vance Corp. (a)                                         368          9,112
Endurance Specialty Holdings Ltd.                             307          9,321
Equity Inns, Inc.                                             423          6,671
Equity Lifestyle Properties, Inc.                             132          5,672
Equity Office Properties Trust                                228          8,643
Equity Residential                                            285         13,255
Erie Indemnity Co. Class A                                    171          8,473
Essex Property Trust, Inc.                                    102         11,943
Everest Re Group Ltd.                                         130         12,299
F.N.B. Corp.                                                  415          6,864
FactSet Research Systems, Inc. (a)                            194          8,517
Fannie Mae (a)                                                550         26,351
Federal Realty Investment Trust                               107          7,763
Federated Investors, Inc.                                     203          6,295
Felcor Lodging Trust, Inc.                                    375          8,250
Fidelity National Financial, Inc. (a)                         557         21,361
Fifth Third Bancorp (a)                                       216          8,238
First American Corp. (a)                                      176          6,514
First Bancorp (Puerto Rico) (a)                               601          5,703
First Horizon National Corp.                                  261         10,936
First Midwest Bancorp (a)                                     292         10,424
First Niagara Financial Group, Inc.                           744         10,885
FirstFed Financial Corp. (a)                                  103          5,814
FirstMerit Corp. (a)                                          492         10,785
Forest City Enterprises, Inc. Class A                         158          7,884
Franklin Resources, Inc. (a)                                   76          6,950
Freddie Mac (a)                                               489         28,294
Friedman, Billings, Ramsey Group, Inc.                        823          7,555
Fulton Financial Corp.                                      1,756         29,062
Genworth Financial, Inc. Class A                            1,475         50,592
Glenborough Realty Trust, Inc.                                527         11,699
Goldman Sachs Group, Inc.                                     223         34,063
Greater Bay Bancorp (a)                                       323          9,251
Harbor Florida Bancshares, Inc.                               245         10,834
Hartford Financial Services Group, Inc. (a)                   138         11,708
Health Care Property Investors, Inc.                          287          7,870
Health Care REIT, Inc.                                        363         13,137
Healthcare Realty Trust, Inc.                                 296          9,795
Highwoods Properties, Inc.                                    338         12,587
Hilb Rogal & Hobbs Co. (a)                                    225          9,113

Home Properties, Inc.                                         198         11,044
Horace Mann Educators Corp.                                   343          5,821
Hospitality Properties Trust                                  141          6,143
HRPT Properties Trust                                       2,110         24,793
Hudson City Bancorp, Inc.                                   2,409         31,245
Huntington Bancshares, Inc. (a)                               831         20,235
Impac Mortgage Holdings, Inc.                               1,089         11,729
IndyMac Bancorp, Inc.                                         616         26,026
Investment Technology Group, Inc. (a)                         271         13,648
Investors Financial Services Corp. (a)                        178          7,978
iStar Financial, Inc.                                         235          9,344
Janus Capital Group, Inc.                                     480          7,771
Jefferies Group, Inc. (a)                                     782         20,316
Jones Lang LaSalle, Inc.                                      251         20,507
JPMorgan Chase & Co.                                        2,175         99,223
KeyCorp (a)                                                   187          6,900
Kilroy Realty Corp.                                           215         15,886
Kimco Realty Corp.                                            697         27,350
KKR Financial Corp.                                           417          9,658
Knight Capital Group, Inc. Class A                            676         11,181
LaBranche & Co., Inc.                                         452          4,466
LaSalle Hotel Properties                                      248         10,245
Lazard Ltd.                                                   236          9,216
Legg Mason, Inc. (a)                                           59          4,925
Lehman Brothers Holdings, Inc. (a)                            357         23,187
Lexington Corporate Properties Trust                          415          8,267
Liberty Property Trust                                        187          8,761
Lincoln National Corp. (a)                                    849         48,120
Loews Corp. (a)                                               210          7,783
M&T Bank Corp. (a)                                             80          9,754
Macerich Co.                                                  140         10,185
Mack-Cali Realty Corp.                                        593         28,648
Markel Corp.                                                   25          8,516
Marsh & McLennan Cos. (a)                                     241          6,514
Marshall & Ilsley Corp. (a)                                   690         32,409
MBIA, Inc. (a)                                                441         25,935
Mellon Financial Corp. (a)                                    192          6,720
Mercantile Bankshares Corp. (a)                               260          9,246
Mercury General Corp.                                         158          8,718
Merrill Lynch & Co., Inc. (a)                                 556         40,488
MetLife, Inc.                                                 189          9,828
MGIC Investment Corp. (a)                                     337         19,179
Moody's Corp.                                                 135          7,409
Morgan Stanley (a)                                            655         43,558
Nasdaq Stock Market, Inc. (a)                                 642         17,674
National City Corp. (a)                                       258          9,288
National Financial Partners Corp.                             205          9,233
Nationwide Financial Services, Inc. Class A (a)               568         25,605
Nationwide Health Properties, Inc.                            425         10,081
NCO Group, Inc.                                               435         11,506
New Century Financial Corp.                                   502         21,917
New Plan Excel Realty Trust, Inc.                             297          7,698
New York Community Bancorp, Inc.                              509          8,312
North Fork Bancorp                                            249          7,054
NovaStar Financial, Inc.                                      236          8,168
Ohio Casualty Corp.                                           702         18,196
Old National Bancorp                                          435          8,300
Old Republic International Corp. (a)                          453          9,635
Pacific Capital Bancorp                                       272          8,013
Pan Pacific Retail Properties, Inc.                           197         13,613
Park National Corp.                                            73          7,416

PartnerRe Ltd.                                                115          7,145
Pennsylvania Real Estate Investment Trust                     212          8,349
People's Bank                                                 308         11,054
Philadelphia Consolidated Holding Co. (a)                     323         10,940
Phoenix Cos., Inc.                                          1,195         16,252
Platinum Underwriters Holdings Ltd.                           331          9,364
Plum Creek Timber Co., Inc. REIT                              638         21,730
PMI Group, Inc.                                               198          8,407
PNC Financial Services Group, Inc. (a)                        134          9,493
Popular, Inc.                                                 518          9,319
Post Properties, Inc.                                         257         12,339
Potlatch Corp. REIT                                           413         14,294
Principal Financial Group, Inc.                               129          6,966
ProAssurance Corp.                                            180          8,948
Progressive Corp. (a)                                         372          8,999
Protective Life Corp. (a)                                     136          6,298
Provident Bankshares Corp.                                    208          7,648
Provident Financial Services, Inc.                            433          7,811
Prudential Financial, Inc.                                    374         29,411
Public Storage, Inc.                                          180         14,452
Radian Group, Inc. (a)                                        328         20,182
Realty Income Corp.                                           527         12,058
Reckson Associates Realty Corp.                               738         32,863
Redwood Trust, Inc. (a)                                       187          8,897
Regions Financial Corp.                                       213          7,730
RenaissanceRe Holdings Ltd.                                   150          7,772
Republic Bancorp, Inc. (a)                                    609          7,954
Safeco Corp. (a)                                              444         23,852
Saxon Capital, Inc.                                           788          8,912
SEI Investments Co. (a)                                       183          8,941
Selective Insurance Group, Inc. (a)                           135          6,885
Shurgard Storage Centers, Inc.                                356         23,460
Simon Property Group, Inc.                                    119         10,178
Sky Financial Group, Inc.                                     309          7,580
SL Green Realty Corp.                                         154         17,602
SLM Corp.                                                     225         11,318
South Financial Group, Inc.                                   469         12,672
Sovereign Bancorp, Inc.                                     1,259         25,985
St. Joe Co.                                                   144          6,466
St. Paul Travelers Cos., Inc. (a)                             319         14,610
StanCorp Financial Group, Inc. (a)                            276         11,893
Sterling Bancshares, Inc.                                     360          7,052
SunTrust Banks, Inc. (a)                                      166         13,092
Susquehanna Bancshares, Inc.                                  292          7,061
SVB Financial Group                                           172          7,709
Synovus Financial Corp. (a)                                   926         26,169
T. Rowe Price Group, Inc.                                     866         35,774
Taubman Centers, Inc.                                         247         10,251
TCF Financial Corp.                                           272          7,320
TD Ameritrade Holding Corp.                                 1,079         17,674
TD Banknorth, Inc.                                            249          7,221
The Mills Corp.                                               285          6,606
Thornburg Mortgage, Inc.                                      957         24,499
Torchmark Corp. (a)                                           373         22,555
Trizec Properties, Inc.                                       263          7,564
Trustco Bank Corp.                                            596          6,562
Trustmark Corp.                                               310          9,830
U.S. Bancorp                                                1,250         40,000
UnionBanCal Corp.                                             118          7,291

United Bankshares, Inc.                                       259          9,228
United Dominion Realty Trust, Inc.                            290          8,077
Unitrin, Inc.                                                 127          5,080
UnumProvident Corp. (a)                                       629         10,209
Valley National Bancorp                                       331          8,596
Ventas, Inc.                                                  217          7,753
W Holding Co., Inc.                                           834          4,395
Wachovia Corp.                                                936         50,197
Waddell & Reed Financial, Inc.                                410          8,926
Washington Federal, Inc.                                      545         12,192
Washington Mutual, Inc. (a)                                   678         30,307
Washington Real Estate Investment Trust                       263          9,752
Weingarten Realty Investors                                   236          9,431
Wells Fargo & Co. (a)                                       1,023         74,003
Westamerica Bancorp                                           154          7,409
White Mountains Insurance Group Ltd.                           16          7,848
Whitney Holding Corp. (a)                                     593         21,401
Willis Group Holdings Ltd.                                    502         16,330
Wilmington Trust Corp. (a)                                    192          8,362
Wintrust Financial Corp.                                      148          7,105
XL Capital Ltd. Class A                                        98          6,243
                                                                    ------------
                                                                       3,871,952
                                                                    ------------
HEALTH CARE (6.3%)
Abbott Laboratories (a)                                       959         45,811
Advanced Medical Optics, Inc.                                 511         25,167
Aetna, Inc.                                                   308          9,699
Affymetrix, Inc. (a)                                          327          7,053
Alcon, Inc.                                                    97         10,711
Alexion Pharmaceuticals, Inc.                                 193          6,631
Allergan, Inc. (a)                                            156         16,825
American Medical Systems Holdings, Inc.                       310          5,658
American National Insurance Co.                                82          9,400
Amgen, Inc.                                                   880         61,370
Amylin Pharmaceuticals, Inc.                                  204          9,955
Applied Biosystems Group-Applera Corp.                        427         13,728
Arthrocare Corp.                                              153          6,738
Barr Pharmaceuticals, Inc.                                    355         17,665
Bausch & Lomb, Inc. (a)                                       108          5,108
Beckman Coulter, Inc. (a)                                     126          7,214
Becton Dickinson & Co. (a)                                    126          8,306
Bio-Rad Laboratories, Inc. Class A                            113          7,446
Biogen Idec, Inc.                                             182          7,666
Biomet, Inc. (a)                                              285          9,388
Biosite, Inc.                                                 198          7,718
Boston Scientific Corp.                                       616         10,478
Bristol-Myers Squibb Co. (a)                                1,292         30,969
C.R. Bard, Inc. (a)                                           355         25,194
Cambrex Corp. (a)                                             439          9,355
Caremark Rx, Inc.                                             242         12,778
Celera Genomics Group-Applera Corp.                           586          7,911
Celgene Corp.                                               1,020         48,847
Centene Corp.                                                 263          4,274
Cephalon, Inc.                                                116          7,626
Charles River Laboratories International, Inc.                147          5,219
CIGNA Corp. (a)                                                61          5,566

Community Health Systems, Inc.                                178          6,454
Cooper Cos. (a)                                               122          5,392
Covance, Inc.                                                 128          8,161
Coventry Health Care, Inc.                                    501         26,403
Cubist Pharmaceuticals, Inc.                                  335          7,678
CV Therapeutics, Inc.                                         273          3,344
Cytyc Corp.                                                   232          5,707
Dade Behring Holdings, Inc.                                   182          7,413
DaVita, Inc.                                                  375         18,758
Delta & Pine Land Co. (a)                                     290          9,921
Dentsply International, Inc. (a)                              284          8,889
Edwards Lifesciences Corp.                                    488         21,589
Endo Pharmaceuticals Holdings, Inc.                           223          6,929
Express Scripts, Inc.                                         152         11,709
Fisher Scientific International, Inc.                         368         27,272
Forest Laboratories, Inc.                                     189          8,753
Gen-Probe, Inc.                                               407         21,144
Genentech, Inc.                                               325         26,267
Genzyme Corp.                                                 139          9,491
Gilead Sciences, Inc.                                         247         15,186
Haemonetics Corp. (a)                                         122          5,352
Health Management Associates, Inc. Class A                    918         18,690
Health Net, Inc.                                              353         14,815
Healthways, Inc.                                              165          8,864
Henry Schein, Inc. (a)                                        177          8,392
Hillenbrand Industries, Inc. (a)                              123          6,108
Hologic, Inc.                                                 396         17,784
Hospira, Inc.                                                 507         22,151
Humana, Inc. (a)                                              505         28,245
IDEXX Laboratories, Inc. (a)                                  280         24,780
ImClone Systems, Inc. (a)                                     185          6,013
Immucor, Inc. (a)                                             327          6,511
Intuitive Surgical, Inc.                                      125         11,900
Invitrogen Corp.                                              108          6,673
Johnson & Johnson (a)                                       2,201        137,672
Kinetic Concepts, Inc.                                        251         11,185
King Pharmaceuticals, Inc.                                    512          8,714
Kyphon, Inc.                                                  176          5,995
Laboratory Corp. of America Holdings                          451         29,053
LifePoint Hospitals, Inc.                                     249          8,389
Lincare Holdings, Inc.                                        205          7,136
Manor Care, Inc. (a)                                          216         10,811
Medco Health Solutions, Inc.                                  166          9,849
Medicines Co.                                                 293          6,138
Medicis Pharmaceutical Corp.                                  264          7,276
Medimmune, Inc.                                               795         20,177
Medtronic, Inc. (a)                                           867         43,801
Mentor Corp.                                                  187          8,314
Merck & Co., Inc. (a)                                       1,445         58,189
MGI Pharma, Inc.                                              377          5,508
Millennium Pharmaceuticals, Inc.                              649          6,373
Millipore Corp. (a)                                           101          6,328
Mylan Laboratories, Inc. (a)                                  461         10,124
Myriad Genetics, Inc.                                         237          5,835
Nektar Therapeutics                                           413          6,732
Neurocrine Biosciences, Inc.                                  177          1,637
Onyx Pharmaceuticals, Inc.                                    254          3,990
OSI Pharmaceuticals, Inc.                                     308         10,284
Owens & Minor, Inc. (a)                                       248          7,492
Par Pharmaceutical Cos., Inc.                                 382          5,822
Patterson Cos., Inc.                                          237          7,883

PDL BioPharma, Inc.                                           548          9,869
Pediatrix Medical Group, Inc. (a)                             230          9,752
Perrigo Co.                                                   559          8,855
Pfizer, Inc. (a)                                            4,454        115,758
Pharmaceutical Product Development, Inc.                      281         10,813
PolyMedica Corp.                                              153          5,923
Quest Diagnostics, Inc. (a)                                   530         31,864
ResMed, Inc.                                                  538         24,969
Respironics, Inc. (a)                                         197          7,009
Rite Aid Corp. (a)                                          2,726         11,504
Sepracor, Inc.                                                214         10,572
Sierra Health Services, Inc. (a)                              252         10,881
St. Jude Medical, Inc. (a)                                    197          7,269
Stryker Corp. (a)                                             150          6,827
Sunrise Senior Living, Inc.                                   180          5,198
Techne Corp.                                                  177          8,795
Telik, Inc.                                                   326          5,529
Tenet Healthcare Corp. (a)                                    990          5,861
Triad Hospitals, Inc.                                         174          6,781
United Surgical Partners International, Inc.                  210          5,187
United Therapeutics Corp.                                     110          6,524
UnitedHealth Group, Inc.                                    1,014         48,499
Universal Health Services, Inc. Class B                       143          8,008
Varian Medical Systems, Inc. (a)                              457         20,711
Varian, Inc.                                                  156          7,017
Ventana Medical Systems, Inc.                                 202          9,415
Vertex Pharmaceuticals, Inc.                                  296          9,922
Waters Corp.                                                  226          9,194
Watson Pharmaceuticals, Inc.                                  220          4,926
WellPoint, Inc.                                               481         35,835
Wyeth                                                         867         42,023
Zimmer Holdings, Inc.                                         133          8,411
                                                                    ------------
                                                                       1,880,620
                                                                    ------------
INDUSTRIALS (7.3%)
Accenture Ltd. Class A                                        300          8,778
Aeroflex, Inc. (a)                                            469          4,756
AGCO Corp.                                                    935         21,468
Agilent Technologies, Inc.                                    284          8,077
Albany International Corp. Class A (a)                        180          6,467
Alexander & Baldwin, Inc. (a)                                 212          8,501
Alliance Data Systems Corp.                                   142          7,287
Alliant Techsystems, Inc.                                     296         23,721
Allied Waste Industries, Inc. (a)                             606          6,157
American Standard Cos., Inc.                                  566         21,865
Ametek, Inc. (a)                                              532         22,567
Amphenol, Inc.                                                179         10,038
Anixter International, Inc. (a)                               160          8,821
Aptargroup, Inc.                                              158          8,137
Armor Holdings, Inc.                                          157          8,111
Arrow Electronics, Inc.                                       250          7,065
Automatic Data Processing, Inc. (a)                           310         13,566
Avnet, Inc. (a)                                               289          5,260
Ball Corp. (a)                                                208          7,966
Banta Corp. (a)                                               331         11,694
Belden CDT, Inc.                                              295          9,573
Bemis Co., Inc. (a)                                           223          6,846
Benchmark Electronics, Inc.                                   282          6,861
Boeing Co. (a)                                                612         47,380
Briggs & Stratton Corp. (a)                                   271          6,938

Brink's Co.                                                   288         15,866
C.H. Robinson Worldwide, Inc.                                 548         25,087
Carlisle Cos. (a)                                             260         20,771
Ceradyne, Inc.                                                155          7,578
Ceridian Corp.                                                314          7,539
CheckFree Corp.                                               154          6,853
Checkpoint Systems, Inc. (a)                                  236          3,894
Choicepoint, Inc.                                             181          6,183
Clarcor, Inc. (a)                                             250          7,108
Cognex Corp.                                                  271          6,396
Commscope, Inc.                                               340         10,618
Convergys Corp.                                               403          7,689
Corporate Executive Board Co.                                  84          7,896
Corrections Corp. of America                                  190         10,374
Crane Co. (a)                                                 323         12,403
Crown Holdings, Inc.                                        1,626         27,089
Cummins, Inc. (a)                                             158         18,486
Curtiss-Wright Corp. (a)                                      210          6,103
Danaher Corp. (a)                                             138          8,998
Deere & Co. (a)                                               111          8,055
Dionex Corp.                                                  126          6,974
Donaldson Co., Inc. (a)                                       628         20,655
DRS Technologies, Inc.                                        356         16,479
Eagle Materials, Inc.                                         261          9,386
EGL, Inc.                                                     152          6,674
EMCOR Group, Inc. (a)                                         151          7,780
Emdeon Corp.                                                  763          9,179
Energy Conversion Devices, Inc.                               332         11,172
ESCO Technologies, Inc.                                       160          8,430
Esterline Technologies Corp. (a)                              159          6,730
Expeditors International of Washington, Inc.                  616         28,010
FedEx Corp. (a)                                               152         15,916
Fidelity National Information Services, Inc.                  256          9,149
First Data Corp. (a)                                          655         26,757
Fiserv, Inc.                                                  664         28,990
Flextronics International Ltd.                              1,981         22,465
Flir Systems, Inc.                                            332          7,971
Florida Rock Industries, Inc. (a)                             140          5,328
Flowserve Corp. (a)                                           410         21,238
Fluor Corp.                                                   277         24,329
Foster Wheeler Ltd.                                           495         18,879
FTI Consulting, Inc.                                          268          7,035
Gardner Denver, Inc. (a)                                      384         13,306
General Cable Corp. (a)                                       308         10,996
General Electric Co. (a)                                    5,931        193,883
General Maritime Corp.                                        285         10,346
Global Payments, Inc.                                         160          6,806
Graco, Inc. (a)                                               536         21,059
GrafTech International Ltd.                                 1,483          7,964
Granite Construction, Inc.                                    204          8,872
Harsco Corp. (a)                                              313         25,231
Hewitt Associates, Inc. Class A                               257          5,775
Honeywell International, Inc. (a)                             355         13,739
Hubbell, Inc. Class B (a)                                     149          7,003
IDEX Corp. (a)                                                423         18,379
Ingersoll-Rand Co. Ltd. Class A                               152          5,442
Iron Mountain, Inc.                                           460         18,860
ITT Industries, Inc. (a)                                      626         31,644
J.B. Hunt Transport Services, Inc.                            336          6,912
Jabil Circuit, Inc.                                           616         14,230

Jacobs Engineering Group, Inc.                                118          9,793
Jarden Corp.                                                  297          8,610
JLG Industries, Inc. (a)                                      496          8,978
Joy Global, Inc.                                              408         15,308
Kansas City Southern                                          786         19,351
Kemet Corp.                                                   693          5,800
Kennametal, Inc. (a)                                          187          9,958
L-3 Communications Holdings, Inc.                             408         30,049
Landstar System, Inc.                                         284         12,124
Lockheed Martin Corp. (a)                                     187         14,900
Louisiana-Pacific Corp. (a)                                   301          6,020
Manitowoc Co. (a)                                             286         11,228
Martin Marietta Materials, Inc. (a)                            96          7,730
Masco Corp. (a)                                               201          5,373
MDU Resources Group, Inc. (a)                                 351          8,652
MeadWestvaco Corp.                                            389         10,161
Mettler-Toledo International, Inc.                            115          7,076
Molex, Inc. Class A                                           227          6,136
Monster Worldwide, Inc.                                       220          8,800
MPS Group, Inc.                                               637          8,275
MSC Industrial Direct Co. (a)                                 219          9,029
Mueller Industries, Inc.                                      209          7,679
National Instruments Corp.                                    256          7,104
Nordson Corp.                                                 144          6,552
Northrop Grumman Corp. (a)                                    266         17,607
OMI Corp. (a)                                                 473         10,434
Oshkosh Truck Corp.                                           150          6,432
Owens-Illinois, Inc. (a)                                      398          6,022
Pactiv Corp. (a)                                              408         10,000
Pall Corp. (a)                                                263          6,859
Paychex, Inc. (a)                                             181          6,187
PerkinElmer, Inc. (a)                                       1,193         21,510
PHH Corp.                                                     256          6,403
Powerwave Technologies, Inc.                                  694          5,510
Precision Castparts Corp. (a)                                 426         25,411
Quanex Corp. (a)                                              181          6,568
Quanta Services, Inc.                                         639         10,198
R.R. Donnelley & Sons Co. (a)                                 773         22,564
Raytheon Co.                                                  206          9,284
Republic Services, Inc.                                       256         10,281
Resources Connection, Inc.                                    230          5,444
Robert Half International, Inc.                               585         18,931
Rockwell Automation Corp. (a)                                 198         12,272
Rockwell Collins, Inc.                                        610         32,556
Roper Industries, Inc.                                        174          7,865
Ryder System, Inc. (a)                                        173          8,719
Sanmina-SCI Corp.                                           1,514          5,238
Sealed Air Corp. (a)                                          171          8,078
Shaw Group, Inc. (a)                                          489         10,117
Simpson Manufacturing Co.                                     180          5,040
Smurfit-Stone Container Corp.                                 537          5,434
Solectron Corp.                                             2,054          6,203
Sonoco Products Co. (a)                                       209          6,799
SPX Corp.                                                     161          8,799
Stericycle, Inc. (a)                                          219         14,712
Symbol Technologies, Inc.                                     691          7,636
Technitrol, Inc. (a)                                          296          7,335
Tektronix, Inc. (a)                                           232          6,327
Teleflex, Inc. (a)                                            177         10,105
Temple-Inland, Inc. (a)                                       242         10,295
Terex Corp. (a)                                               350         15,694
Tetra Tech, Inc.                                              354          5,675

Texas Industries, Inc. (a)                                    110          5,432
Textron, Inc. (a)                                             372         33,447
Thomas & Betts Corp. (a)                                      452         21,393
Toro Co. (a)                                                  210          8,696
Trimble Navigation Ltd.                                       260         12,488
Tyco International Ltd. (a)                                 1,245         32,482
Union Pacific Corp. (a)                                       121         10,285
United Parcel Service, Inc. Class B                           555         38,244
United Rentals, Inc. (a)                                      415         11,587
USG Corp.                                                     165          7,649
Vishay Intertechnology, Inc.                                  482          6,762
Vulcan Materials Co. (a)                                      297         19,890
W.W. Grainger, Inc. (a)                                       166         10,307
Walter Industries, Inc.                                       339         15,174
Washington Group International, Inc.                          128          6,912
Waste Connections, Inc.                                       225          8,411
Waste Management, Inc. (a)                                    254          8,733
Watsco, Inc. (a)                                              148          6,559
Werner Enterprises, Inc.                                      356          6,408
Wesco International, Inc.                                     129          7,514
YRC Worldwide, Inc.                                           265         10,542
                                                                    ------------
                                                                       2,197,004
                                                                    ------------
INFORMATION TECHNOLOGY (7.4%)
3Com Corp. (a)                                              2,008          9,518
Actel Corp.                                                   635          8,611
Adaptec, Inc. (a)                                           1,951          8,584
ADC Telecommunications, Inc.                                  330          4,036
Adobe Systems, Inc. (a)                                       324          9,237
Adtran, Inc.                                                  424          9,273
Advanced Digital Information Corp.                            861         10,384
Affiliated Computer Services, Inc. Class A (a)                381         19,404
Agere Systems, Inc.                                         1,749         25,465
Akamai Technologies, Inc.                                     486         19,260
Altera Corp.                                                1,201         20,789
American Power Conversion Corp.                               387          6,533
American Tower Corp. Class A                                  508         17,170
Amkor Technology, Inc.                                        645          3,986
Analog Devices, Inc.                                          198          6,401
Ansys, Inc. (a)                                               270         12,390
Apple Computer, Inc.                                          596         40,504
Applied Materials, Inc. (a)                                 1,400         22,036
Ariba, Inc.                                                 1,066          8,315
Arris Group, Inc.                                             654          6,991
ATMI, Inc.                                                    234          6,217
Autodesk, Inc. (a)                                            713         24,320
Avaya, Inc.                                                 1,717         15,899
Avocent Corp.                                                 239          6,114
BEA Systems, Inc.                                           1,500         17,610
BearingPoint, Inc.                                          1,073          8,584
Black Box Corp.                                               198          8,140
BMC Software, Inc.                                            457         10,703
Bowne & Co., Inc.                                             625          8,669
Broadcom Corp.                                                224          5,374
Brocade Communications Systems, Inc.                        1,648         10,316
Brooks Automation, Inc.                                       469          5,295
Caci International, Inc. Class A                              146          8,227
Cadence Design Systems, Inc.                                1,070         17,323
Cerner Corp. (a)                                              167          6,760
Check Point Software Technologies Ltd.                        380          6,384

Ciena Corp.                                                 5,593         20,303
Cisco Systems, Inc.                                         4,560         81,396
Cognizant Technology Solutions Corp.                          434         28,423
Computer Sciences Corp. (a)                                   628         32,901
Compuware Corp.                                               983          6,871
Conexant Systems, Inc.                                      2,979          5,332
Corning, Inc. (a)                                           1,094         20,863
Cree, Inc.                                                    369          7,280
Crown Castle International Corp.                              735         25,894
CSG Systems International, Inc. (a)                           298          7,760
CTS Corp. (a)                                                 663          9,554
Cymer, Inc.                                                   179          7,002
Cypress Semiconductor Corp.                                   841         12,775
Dell, Inc.                                                  1,616         35,035
Digital River, Inc.                                           167          7,488
DST Systems, Inc.                                             129          7,264
Dycom Industries, Inc.                                        321          5,775
EarthLink, Inc.                                               810          5,840
Electronics for Imaging, Inc. (a)                             337          6,801
EMC Corp.                                                   1,898         19,265
Emulex Corp.                                                  520          7,743
F5 Networks, Inc.                                             182          8,434
Fair Isaac Corp. (a)                                          184          6,216
Fairchild Semiconductor International, Inc.                   619         10,127
FileNet Corp.                                                 262          8,337
GameStop Corp. Class B                                        274         10,302
Google, Inc. Class A                                          148         57,217
Harris Corp. (a)                                              272         12,390
Hewlett-Packard Co. (a)                                     1,771         56,513
Hyperion Solutions Corp.                                      284          8,849
IAC/InterActiveCorp.                                          341          8,085
Ikon Office Solutions, Inc. (a)                               985         13,603
Ingram Micro, Inc. Class A (a)                                876         15,444
Insight Enterprises, Inc.                                     305          5,167
Integrated Device Technology, Inc. (a)                      1,888         29,207
Intel Corp. (a)                                             4,333         77,994
InterDigital Communications Corp. (a)                         265          7,264
Intergraph Corp. (a)                                          178          6,324
International Business Machines Corp. (a)                   1,111         86,002
International Rectifier Corp.                                 194          6,916
Internet Security Systems, Inc.                               441          9,918
Intersil Corp. Class A                                        327          7,688
Intuit, Inc.                                                  410         12,657
JDS Uniphase Corp.                                          3,253          6,929
Juniper Networks, Inc.                                        362          4,869
Keane, Inc. (a)                                               757         10,916
KLA-Tencor Corp. (a)                                          132          5,569
Kronos, Inc.                                                  154          4,468
Lam Research Corp. (a)                                        435         18,092
Lexmark International, Inc.                                   403         21,782
Liberty Media Holding Corp. - Capital                          72          5,876
Liberty Media Holding Corp. - Interactive                     361          5,946
Linear Technology Corp. (a)                                   204          6,599
LSI Logic Corp. (a)                                           821          6,732
Lucent Technologies, Inc. (a)                               2,495          5,314
Macrovision Corp.                                             408          8,005
Marvell Technology Group Ltd.                                 240          4,452

Maxim Integrated Products, Inc.                               176          5,171
McAfee, Inc.                                                  342          7,370
MEMC Electronic Materials, Inc. (a)                           306          9,309
Mentor Graphics Corp.                                         635          8,750
Micrel, Inc.                                                  500          5,340
Microchip Technology, Inc.                                    693         22,356
Micron Technology, Inc. (a)                                   651         10,152
Micros Systems, Inc.                                          184          7,360
Microsemi Corp.                                               284          7,185
Microsoft Corp.                                             6,672        160,327
Molex, Inc. (a)                                               300          9,516
Motorola, Inc. (a)                                          1,890         43,016
NCR Corp. (a)                                                 609         19,573
Network Appliance, Inc. (a)                                   197          5,849
Novell, Inc. (a)                                              795          5,160
Novellus Systems, Inc.                                        297          7,517
NVIDIA Corp.                                                1,037         22,949
OmniVision Technologies, Inc.                                 274          5,206
Oracle Corp.                                                3,331         49,865
Parametric Technology Corp.                                   675         10,436
Park Electrochemical Corp. (a)                                287          7,069
Perot Systems Corp.                                           530          7,060
Photronics, Inc. (a)                                          572          7,991
Plantronics, Inc.                                             233          3,625
PMC-Sierra, Inc. (a)                                          519          2,652
Polycom, Inc.                                                 460         10,212
QLogic Corp.                                                  352          6,156
Qualcomm, Inc.                                              1,174         41,395
Quantum Corp.                                               3,027          6,508
Red Hat, Inc. (a)                                             343          8,122
RF Micro Devices, Inc.                                      1,174          7,232
RSA Security, Inc.                                            448         12,356
Salesforce.com, Inc.                                          214          5,500
SanDisk Corp. (a)                                             100          4,666
SBA Communications Corp.                                      611         14,591
Seagate Technology                                            555         12,876
Silicon Image, Inc.                                           932          9,861
Silicon Laboratories, Inc.                                    422         15,580
SiRF Technology Holdings, Inc.                                251          4,794
Skyworks Solutions, Inc.                                    1,279          5,615
SRA International, Inc. Class A                               222          5,370
Sun Microsystems, Inc.                                      1,909          8,304
Sybase, Inc. (a)                                              994         20,924
Sycamore Networks, Inc.                                     1,480          5,387
Symantec Corp.                                                642         11,152
Synopsys, Inc.                                                413          7,393
Tellabs, Inc. (a)                                           1,476         13,874
Teradyne, Inc.                                                410          5,387
Texas Instruments, Inc.                                     1,138         33,890
The Reynolds & Reynolds Co. (a)                               323         11,431
TIBCO Software, Inc.                                        1,249          9,942
Transaction Systems Architects, Inc. (a)                      234          8,663
Triquint Semiconductor, Inc. (a)                            2,011          9,492
Unisys Corp.                                                  966          4,946
United Online, Inc.                                           504          5,499
United Stationers, Inc.                                       161          7,916
Varian Semiconductor Equipment Associates Inc                 450         14,265
Veeco Instruments, Inc.                                       378          8,422
Websense, Inc.                                                226          4,238
Wind River Systems, Inc. (a)                                  507          4,193

Xilinx, Inc.                                                  428          8,684
Yahoo!, Inc.                                                1,021         27,710
Zebra Technologies Corp. Class A                              146          4,577
                                                                    ------------
                                                                       2,234,517
                                                                    ------------
MATERIALS (3.1%)
A. Schulman, Inc. (a)                                         449          9,824
Air Products & Chemicals, Inc. (a)                            117          7,480
AK Steel Holding Corp. (a)                                    649          8,385
Alcoa, Inc. (a)                                               402         12,040
Allegheny Technologies, Inc. (a)                              279         17,825
American Axle & Manufacturing Holdings, Inc.                  648         10,614
Arch Coal, Inc.                                               470         17,832
Ashland, Inc.                                                 154         10,243
Axcelis Technologies, Inc.                                  1,462          8,085
Cabot Corp.                                                   294          9,781
Cabot Microelectronics Corp.                                  310          9,232
Cameron International Corp.                                   231         11,645
Carpenter Technology Corp. (a)                                120         11,808
Chaparral Steel Co.                                           143         10,037
Chemtura Corp.                                                664          5,717
Cleveland-Cliffs, Inc. (a)                                    210          7,592
Coeur d'Alene Mines Corp. (a)                               1,571          7,509
CON-WAY, Inc.                                                 145          7,175
Consol Energy, Inc.                                           580         23,872
Cytec Industries, Inc. (a)                                    182          9,721
Dow Chemical Co. (a)                                          730         25,242
E.I. DuPont de Nemours & Co. (a)                              739         29,308
Eastman Chemical Co. (a)                                      172          8,536
Ecolab, Inc. (a)                                              628         27,047
Electro Scientific Industries, Inc.                           451          7,929
Exar Corp.                                                    686          8,884
Ferro Corp. (a)                                               337          5,443
FMC Corp. (a)                                                 312         19,247
Freeport-McMoRan Copper & Gold, Inc. Class B (a)              519         28,316
G & K Services, Inc.                                          233          7,859
H.B. Fuller Co. (a)                                           180          7,196
Headwaters, Inc.                                              201          4,651
Hercules, Inc. (a)                                            634          8,813
Insituform Technologies, Inc. Class A                         392          8,448
Interface, Inc.                                               756          9,276
International Coal Group, Inc.                                968          6,553
International Flavors & Fragrances, Inc. (a)                  248          9,176
International Paper Co. (a)                                   226          7,759
Jacuzzi Brands, Inc.                                        1,130          9,492
JetBlue Airways Corp.                                         856          9,151
KFX, Inc.                                                     488          7,574
Lear Corp. (a)                                                381          8,599
Littelfuse, Inc. (a)                                          255          8,614
Lyondell Chemical Co. (a)                                     473         10,534
M.D.C. Holdings, Inc. (a)                                     168          7,330
Minerals Technologies, Inc.                                   127          6,429
Monsanto Co.                                                  288         12,381
Navigant Consulting, Inc.                                     546         10,418
Navistar International Corp. (a)                              330          7,379
Newmont Mining Corp. (a)                                      223         11,424
Nucor Corp. (a)                                               280         14,888
Olin Corp. (a)                                                440          7,053
OM Group, Inc. (a)                                            416         14,610

Orbotech, Ltd.                                                470         10,133
Oregon Steel Mills, Inc. (a)                                  309         14,288
Peabody Energy Corp.                                          101          5,040
Phelps Dodge Corp. (a)                                        147         12,839
Pitney Bowes, Inc. (a)                                        227          9,380
Pool Corp.                                                    257         10,005
PPG Industries, Inc. (a)                                       97          5,969
Praxair, Inc. (a)                                             320         17,549
Reliance Steel & Aluminum Co. (a)                             498         17,853
Rohm & Haas Co. (a)                                           515         23,752
RPM International, Inc. (a)                                 1,205         22,582
RTI International Metals, Inc. (a)                            145          6,682
Ryerson, Inc.                                                 341          9,224
Sensient Technologies Corp.                                   352          7,019
Sigma-Aldrich Corp. (a)                                       118          8,201
Steel Dynamics, Inc.                                          378         21,932
Stillwater Mining Co.                                         400          4,664
The Mosaic Co.                                                654         10,261
Thor Industries, Inc. (a)                                     192          8,225
U.S. Airways Group, Inc.                                      262         11,971
United States Steel Corp.                                     378         23,840
USEC, Inc.                                                    530          5,581
UTI Worldwide, Inc.                                           322          7,503
Visteon Corp.                                               1,896         13,537
Wabash National Corp. (a)                                     524          7,462
Wausau Paper Corp.                                            710          8,690
Weyerhaeuser Co. (a)                                          112          6,570
Winnebago Industries, Inc. (a)                                347         10,032
Worthington Industries, Inc. (a)                              447          9,128
                                                                    ------------
                                                                         921,888
                                                                    ------------
TELECOMMUNICATION SERVICES (1.3%)
Alltel Corp. (a)                                              151          8,331
Andrew Corp.                                                  898          7,588
AT&T, Inc.                                                  2,517         75,486
BellSouth Corp. (a)                                         1,046         40,972
CenturyTel, Inc. (a)                                          260         10,028
Cincinnati Bell, Inc.                                       1,544          6,191
Citizens Communications Co. Series B                          710          9,109
Embarq Corp.                                                   41          1,855
IDT Corp.                                                     746          9,981
Level 3 Communications, Inc.                                2,741         10,717
Newport Corp.                                                 585         10,665
NII Holdings, Inc.                                            442         23,329
NTL, Inc.                                                     766         17,503
Qwest Communications International, Inc.                    5,157         41,204
Radio One, Inc.                                             1,158          8,314
Sprint Nextel Corp. (a)                                     1,875         37,125
Telephone & Data Systems, Inc.                                265         10,828
Verizon Communications, Inc.                                1,656         56,007
Windstream Corp.                                              156          1,956
                                                                    ------------
                                                                         387,189
                                                                    ------------
UTILITIES (2.8%)
AGL Resources, Inc. (a)                                       723         28,211
Allegheny Energy, Inc.                                        591         24,261
Alliant Energy Corp.                                          246          8,900
Ameren Corp. (a)                                              749         38,574
American Electric Power Co., Inc. (a)                         177          6,393
Aquila, Inc.                                                2,349         10,430
Atmos Energy Corp. (a)                                        506         14,558

Avista Corp.                                                  388          9,692
Black Hills Corp.                                             204          7,309
CenterPoint Energy, Inc.                                      575          7,901
Cleco Corp. (a)                                               311          7,688
CMS Energy Corp. (a)                                          463          6,487
Consolidated Edison, Inc. (a)                                 138          6,468
Constellation Energy Group, Inc. (a)                          692         40,073
Dominion Resources, Inc. (Virginia)                           157         12,321
DPL, Inc. (a)                                                 254          7,051
DTE Energy Co. (a)                                            638         27,000
Duke Energy Corp. (Holding Co.)                               676         20,496
Edison International                                          168          6,952
El Paso Electric Co.                                          382          8,373
Energy East Corp. (a)                                         312          7,591
Entergy Corp. (a)                                              95          7,325
Exelon Corp.                                                  517         29,934
FirstEnergy Corp. (a)                                         152          8,512
FPL Group, Inc. (a)                                           167          7,204
Great Plains Energy, Inc.                                     386         11,321
Hawaiian Electric Industries, Inc.                            839         24,046
IDACORP, Inc.                                                 263          9,805
KeySpan Corp.                                                 625         25,169
Lattice Semiconductor Corp.                                 1,566          9,239
National Fuel Gas Co. (a)                                     228          8,468
NiSource, Inc. (a)                                            572         13,013
Northeast Utilities                                           427          9,565
Northwest Natural Gas Co.                                     219          8,315
NRG Energy, Inc.                                              376         18,518
NSTAR                                                         226          7,044
ONEOK, Inc. (a)                                               259          9,637
Peoples Energy Corp. (a)                                      237         10,004
Pepco Holdings, Inc.                                          399          9,776
PG&E Corp.                                                    170          7,086
Piedmont Natural Gas Co. (a)                                  453         11,660
Pinnacle West Capital Corp. (a)                               206          8,860
PNM Resources, Inc.                                           393         10,536
PPL Corp.                                                     213          7,246
Progress Energy, Inc.                                         249         10,844
Public Service Enterprise Group, Inc. (a)                     110          7,417
Puget Energy, Inc.                                            327          7,263
Questar Corp. (a)                                             296         26,226
Reliant Energy, Inc.                                          631          7,938
Scana Corp.                                                   216          8,638
Sierra Pacific Resources                                    1,721         24,868
Southern Co. (a)                                              342         11,553
Southern Union Co. (a)                                      1,036         28,117
Teco Energy, Inc. (a)                                         422          6,727
UGI Corp. (a)                                               1,029         25,571
UniSource Energy Corp. (a)                                    257          8,574
Vectren Corp.                                                 921         25,613
Westar Energy, Inc.                                           538         12,428
WGL Holdings, Inc.                                            306          9,189
Wisconsin Energy Corp. (a)                                    247         10,423
Xcel Energy, Inc.                                           1,438         28,818
                                                                    ------------
                                                                         839,219
                                                                    ------------
TOTAL COMMON STOCKS (COST $17,852,771)                                17,416,936
                                                                    ============
CORPORATE BONDS (12.6%)
CONSUMER DISCRETIONARY (0.8%)
Kimberly-Clark Corp., 5.00%, 8/15/13                       55,000         53,497

May Department Stores Co., 5.75%, 7/15/14                  82,000         80,528
Time Warner Cos., Inc., 7.57%, 2/1/24                      87,000         92,778
                                                                    ------------
                                                                         226,803
                                                                    ------------
CONSUMER STAPLES (1.7%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16                 82,000         77,670
Bottling Group LLC, 4.63%, 11/15/12                        58,000         55,253
Coca-Cola Enterprises, 8.50%, 2/1/22                       82,000        101,914
Conagra Foods, 6.75%, 9/15/11                              82,000         85,220
Kraft Foods, Inc., 6.25%, 6/1/12                           44,000         44,938
Procter & Gamble Co., 4.95%, 8/15/14                       53,000         50,926
Target Corp., 5.88%, 3/1/12                                44,000         44,748
WAL-MART Stores, 4.55%, 5/1/13                             87,000         82,224
                                                                    ------------
                                                                         542,893
                                                                    ------------
ENERGY (0.9%)
ChevronTexaco Capital Co., 3.50%, 9/17/07                 119,000        116,445
Conoco, Inc., 6.95%, 4/15/29                               55,000         60,988
Kinder Morgan Energy Partners, 7.75%, 3/15/32              82,000         89,999
                                                                    ------------
                                                                         267,432
                                                                    ------------
FINANCIALS (4.7%)
Allstate Corp., 7.20%, 12/1/09                             44,000         46,300
American General Finance, 5.38%, 10/1/12                  151,000        147,917
Bank One Corp., 2.63%, 6/30/08                            117,000        111,082
Bear Stearns Co., 3.25%, 3/25/09                           44,000         41,628
Caterpillar Financial Services Corp., 5.05%,               43,000         42,239
12/1/10
Citigroup, Inc., 6.63%, 1/15/28                            33,000         34,818
First Union National, 7.80%, 8/18/10                       87,000         93,690
Goldman Sachs Group, Inc., 5.13%, 1/15/15                 111,000        105,097
Household Finance Corp., 4.63%, 1/15/08                    94,000         92,975
John Deere Capital Corp., 7.00%, 3/15/12                   43,000         45,678
John Hancock Global Funding, 7.90%, 7/2/10                 83,000         90,516
Lehman Brothers Holdings, Inc., 6.63%,  1/18/12            55,000         57,439
Morgan Stanley Dean Witter, 6.75%, 4/15/11                109,000        113,895
National City Corp., 4.50%, 3/15/10                        83,000         80,147
Prudential Financial, Inc., 5.10%, 9/20/14                 82,000         77,821
Sprint Capital Corp., 8.38%, 3/15/12                       86,000         95,483
U.S. Bank NA, 6.38%, 8/1/11                                55,000         57,124
Wells Fargo & Co., 4.63%, 8/9/10                           97,000         94,395
                                                                    ------------
                                                                       1,428,244
                                                                    ------------
HEALTH CARE (0.2%)
Wyeth, 5.50%, 2/1/14                                       54,000         52,913
                                                                    ------------
INDUSTRIALS (1.0%)
Boeing Co., 6.13%, 2/15/33                                 43,000         44,230
General Electric Co., 5.00%, 2/1/13                       164,000        158,743
Tyco International Group SA, 6.38%, 10/15/11               82,000         84,571
                                                                    ------------
                                                                         287,544
                                                                    ------------

INFORMATION TECHNOLOGY (0.8%)
Bellsouth Corp., 4.20%, 9/15/09                            65,000         62,378
IBM Corp., 8.38%, 11/1/19                                  44,000         53,632
Motorola, Inc., 7.63%, 11/15/10                            33,000         35,566
SBC Communications, Inc., 6.15%, 9/15/34                  109,000        101,315
                                                                    ------------
                                                                         252,891
                                                                    ------------
MATERIALS (0.8%)
Burlington North Santa Fe, 7.00%, 12/15/25                 82,000         89,329
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14               32,000         30,263
United Technologies Corp., 4.88%, 5/1/15                   32,000         30,194
Weyerhaeuser Co., 6.95%, 8/1/17                            82,000         84,671
                                                                    ------------
                                                                         234,457
                                                                    ------------
UTILITIES (1.7%)
Carolina Power and Light, 5.13%, 9/15/13                   83,000         79,910
Consolidated Edison, Inc., 4.70%, 6/15/09                 171,000        167,656
Dominion Resources, 4.13%, 2/15/08                         55,000         53,825
Duke Energy Corp., 6.25%, 1/15/12                          44,000         45,145
Exelon Corp., 4.90%, 6/15/15                               82,000         75,548
Southern Power Co., 4.88%, 7/15/15                         82,000         75,472
                                                                    ------------
                                                                         497,556
                                                                    ------------
TOTAL CORPORATE BONDS (COST $3,851,349)                                3,790,733
                                                                    ------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(12.5%)
FANNIE MAE (6.8%)
6.00%, 6/1/17, Pool #555004                               103,184        103,919
5.50%, 8/1/17, Pool #826283                                55,035         54,627
6.00%, 1/1/18, Pool #677483                                73,861         74,536
5.50%, 2/1/18, Pool #703712                               143,559        142,040
5.00%, 5/1/18, Pool #703444                                68,427         66,463
4.50%, 1/1/19, Pool #735057                                87,459         83,766
5.00%, 8/1/19, Pool #793396                                55,500         53,907
5.00%, 12/1/19, Pool #745369                               57,391         55,931
5.00%, 3/1/20, Pool #819410                                58,217         56,564
5.50%, 3/1/20, Pool #735611                                57,186         56,734
4.50%, 9/1/20, Pool #839289                                89,423         85,441
5.50%, 7/1/25, Pool #255809                               219,403        214,932
6.00%, 10/1/32, Pool #667994                              202,009        201,533
5.50%, 7/1/33, Pool #702459                               178,740        173,595
6.00%, 9/1/33, Pool #736937                                89,491         88,941
5.50%, 1/1/34, Pool #756233                               124,697        121,107
7.00%, 4/1/34, Pool #780703                               169,286        173,648
5.00%, 5/1/34, Pool #768230                               141,122        133,556
6.00%, 4/1/35, Pool #735503                                81,808         81,567
6.50%, 4/1/36, Pool #851187                                49,846         50,443
                                                                    ------------
                                                                       2,073,250
                                                                    ------------
FREDDIE MAC (4.8%)
4.00%, 6/1/18, Pool #E01401                               145,449        135,880
5.00%, 10/1/18, Pool #B10252                               29,293         28,480
4.50%, 11/1/18, Pool #E01489                              145,762        139,218
4.50%, 12/1/18, Pool #G11657                              118,032        112,732
4.50%, 7/1/19, Pool #B15661                                33,295         31,757

5.00%, 8/1/33, Pool #A12886                               121,656        115,597
5.50%, 8/1/33, Pool #A11851                               184,576        180,080
5.00%, 4/1/34, Pool #A20534                               118,446        112,373
6.00%, 7/1/34, Pool #A24370                               150,341        149,840
5.50%, 10/1/34, Pool #A27526                              152,164        148,365
5.00%, 12/1/34, Pool #A29017                              114,995        109,099
5.50%, 11/1/35, Pool #A47728                              177,214        172,263
                                                                    ------------
                                                                       1,435,684
                                                                    ------------
GINNIE MAE (0.9%)
5.50%, 4/15/33, Pool #603566                               69,923         68,542
5.50%, 4/15/34, Pool #626116                               52,573         51,518
6.00%, 9/20/34, Pool #3611                                 80,381         80,271
5.50%, 9/15/35, Pool #644611                               60,814         59,562
                                                                    ------------
                                                                         259,893
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH
SECURITIES (COST $3,800,607)                                           3,768,827
                                                                    ------------
U.S. GOVERNMENT AGENCY SECURITIES (4.8%)
FANNIE MAE (1.8%)
4.63%, 1/15/08, MTN                                       190,000        188,154
4.50%, 10/15/08, MTN                                      170,000        167,498
6.63%, 9/15/09, MTN                                       165,000        171,599
                                                                    ------------
                                                                         527,251
                                                                    ------------
FEDERAL HOME LOAN BANK (1.2%)
4.63%, 2/8/08, Series 627                                 190,000        188,104
4.63%, 11/21/08, Series 598                               170,000        167,754
                                                                    ------------
                                                                         355,858
                                                                    ------------
FREDDIE MAC (1.8%)
4.63%, 2/21/08, MTN                                       103,000        101,956
4.63%, 12/19/08, MTN                                      120,000        118,380
4.75%, 1/18/11, MTN                                       120,000        117,522
4.75%, 1/19/16, MTN                                        95,000         90,540
6.25%, 7/15/32, MTN                                       105,000        115,651
                                                                    ------------
                                                                         544,049
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES (COST $1,442,455)                                           1,427,158
                                                                    ------------
U.S. TREASURY OBLIGATIONS (9.2%)
U.S. TREASURY BILLS (1.3%)
4.75%, 8/17/06                                             40,000         39,915
5.00%, 10/19/06                                           343,000        339,332
                                                                    ------------
                                                                         379,247
                                                                    ------------
U.S. TREASURY BONDS (0.7%)
6.00%, 2/15/26                                             60,000         66,052
5.25%, 11/15/28                                            84,000         85,043
5.38%, 2/15/31                                             60,000         62,039
                                                                    ------------
                                                                         213,134
                                                                    ------------
U.S. TREASURY NOTES (7.2%)
3.13%, 5/15/07                                            393,000        386,905
5.63%, 5/15/08                                            385,000        389,077
4.00%, 6/15/09                                            376,000        366,776
4.00%, 4/15/10                                            271,000        262,679
5.00%, 2/15/11                                            300,000        301,442
4.88%, 2/15/12                                            220,000        219,699
4.25%, 8/15/15                                            250,000        236,914
                                                                    ------------
                                                                       2,163,492
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,774,725)                      2,755,873
                                                                    ------------
INVESTMENT COMPANIES (2.7%)

American Beacon U.S. Government                           805,248        805,248
                                                                    ------------
Money Market
TOTAL INVESTMENT COMPANIES (COST $805,248)                               805,248
                                                                    ------------
TOTAL INVESTMENTS (COST $30,527,155) (B) - 99.8%                      29,964,775
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                              74,071
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 30,038,846
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $ 23,267:

Unrealized Appreciation                                             $   708,499
Unrealized (Depreciation)                                            (1,294,146)
                                                                    -----------
Net Unrealized Appreciation (Depreciation)                          $  (585,647)
                                                                    ===========

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2030 FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
COMMON STOCKS  (80.5%)
CONSUMER DISCRETIONARY  (7.1%)
Activision, Inc.                                              638   $      7,624
Actuant Corp. Class A                                         151          6,646
Altria Group, Inc.                                          1,020         81,568
Anheuser-Busch Cos., Inc. (a)                                 431         20,753
Archer-Daniels-Midland Co. (a)                                317         13,948
ArvinMeritor, Inc.                                            503          8,279
Avon Products, Inc. (a)                                       284          8,233
Bally Technologies, Inc.                                      504          8,296
Beazer Homes USA, Inc. (a)                                    219          9,130
BJ's Wholesale Club, Inc.                                     256          7,291
Black & Decker Corp. (a)                                      193         13,608
Boyd Gaming Corp. (a)                                         170          5,702
Brown-Forman Corp. Class B (a)                                147         10,797
Brunswick Corp. (a)                                           236          6,979
Bunge Ltd.                                                    270         14,737
Callaway Golf Co. (a)                                         471          5,958
Carolina Group                                                726         41,657
Centex Corp. (a)                                              312         14,761
Champion Enterprises, Inc.                                    526          3,487
Church & Dwight Co. (a)                                       355         12,958
Cintas Corp. (a)                                              316         11,155
Clorox Co. (a)                                                118          7,073
Coach, Inc.                                                   237          6,804
Coca-Cola Co. (a)                                           1,368         60,875
Colgate-Palmolive Co. (a)                                     321         19,042
Comcast Corp. Class A                                         781         26,851
Cooper Tire & Rubber Co. (a)                                  606          6,054
Corn Products International, Inc.                             465         15,466
Del Monte Foods Co.                                           670          7,022
Eastman Kodak Co. (a)                                         698         15,531
Electronic Arts, Inc.                                         188          8,857
Energizer Holdings, Inc.                                      166         10,563
Estee Lauder Cos., Inc.                                       315         11,756
Flowers Foods, Inc.                                           315          8,971
Ford Motor Co.                                                934          6,230
Fred's, Inc.                                                  525          6,295
Furniture Brands International, Inc. (a)                      367          7,362
Garmin Ltd.                                                   136         12,919
General Mills, Inc. (a)                                       193         10,017
General Motors Corp. (a)                                      282          9,089
Gentex Corp.                                                  525          7,004
Genuine Parts Co. (a)                                         426         17,739
Goodyear Tire & Rubber Co. (a)                              1,329         14,619
H.J. Heinz Co. (a)                                            232          9,737
Hain Celestial Group, Inc.                                    353          7,625
Hansen Natural Corp. (a)                                      168          7,726
Harley-Davidson, Inc. (a)                                     170          9,690
Harman International Industries, Inc. (a)                     144         11,549

Hasbro, Inc. (a)                                              391          7,312
Hearst-Argyle Television, Inc. (a)                            273          5,460
Hershey Co. (a)                                               135          7,421
HNI Corp.                                                     144          5,848
Hormel Foods Corp. (a)                                        250          9,433
JM Smuckers Co.                                               195          8,703
Johnson Controls, Inc. (a)                                    101          7,753
Jones Apparel Group, Inc.                                     297          8,791
KB Home                                                       187          7,951
Kellwood Co. (a)                                              260          6,877
Kimberly-Clark Corp. (a)                                      247         15,079
La-Z-Boy, Inc. (a)                                            491          6,260
Lancaster Colony Corp. (a)                                    181          6,936
Las Vegas Sands Corp.                                         112          6,947
Leggett & Platt, Inc. (a)                                     465         10,611
Lennar Corp. Class A                                          299         13,374
Liberty Global, Inc. Series C                                 513         10,865
Liz Claiborne, Inc. (a)                                       265          9,368
Martek Biosciences Corp.                                      239          6,675
Mattel, Inc. (a)                                              984         17,751
McCormick & Co., Inc. (a)                                     370         12,972
Modine Manufacturing Co.                                      312          7,354
Mohawk Industries, Inc.                                       127          8,766
Molson Coors Brewing Co. Class B                              176         12,575
Newell Rubbermaid, Inc. (a)                                   670         17,661
Nike, Inc. Class B (a)                                        113          8,927
Nu Skin Enterprises, Inc. Class A (a)                         500          7,150
NutriSystem, Inc.                                             196         10,372
NVR, Inc.                                                      14          6,930
OfficeMax, Inc.                                               186          7,646
PepsiAmericas, Inc.                                           509         11,503
PepsiCo, Inc. (a)                                           1,053         66,738
PETCO Animal Supplies, Inc.                                   365         10,246
Phillips-Van Heusen Corp. (a)                                 207          7,355
Polaris Industries, Inc. (a)                                  233          8,905
Polo Ralph Lauren Corp.                                       143          8,157
Ralcorp Holdings, Inc. (a)                                    217          9,045
Reynolds American, Inc.                                       102         12,932
Sara Lee Corp. (a)                                            419          7,081
Smithfield Foods, Inc.                                        316          8,990
Snap-On, Inc. (a)                                             380         15,964
Standard Pacific Corp. (a)                                    228          5,091
Stanley Works (a)                                             286         12,976
Starwood Hotels & Resorts Worldwide                           136          7,151
Steelcase, Inc. Class A                                       416          6,111
Take-Two Interactive Software, Inc.                           523          5,601
The Cato Corp. Class A (a)                                    335          8,147
The Pep Boys-Manny, Moe & Jack (a)                            560          6,037
THQ, Inc.                                                     347          7,873
Timberland Co. (a)                                            313          8,060
Time Warner, Inc.                                           2,207         36,416
Tootsie Roll Industries, Inc.                                 250          6,788
Tupperware Brands Corp. (a)                                   378          6,524
Tyson Foods, Inc. Class A (a)                                 575          8,136
Universal Corp. (a)                                           242          8,547
UST, Inc. (a)                                                 402         20,321
VF Corp. (a)                                                  217         14,717
Viad Corp.                                                    247          8,023
WCI Communities, Inc.                                         340          5,341
Weight Watchers International, Inc.                           149          5,961
Whirlpool Corp. (a)                                             1             65

WM. Wrigley Jr. Co. (a)                                       135          6,191
Wolverine World Wide, Inc. (a)                                416         10,583
Yankee Candle Co., Inc.                                       254          6,175
                                                                    ------------
                                                                       1,313,552
                                                                    ------------
CONSUMER STAPLES  (9.7%)
Abercrombie & Fitch Co.                                       205         10,857
Adesa, Inc.                                                   308          6,286
Advance Auto Parts, Inc.                                      257          7,779
ADVO, Inc.                                                    234          8,473
Aeropostale, Inc.                                             312          8,646
AirTran Holdings, Inc. (a)                                    620          7,775
Amazon.com, Inc. (a)                                          233          6,265
American Greetings Corp. Class A (a)                          461         10,386
AmerisourceBergen Corp.                                       517         22,231
Andrx Group                                                   528         12,593
Ann Taylor Stores Corp.                                       408         16,752
aQuantive, Inc.                                               436          8,938
ARAMARK Corp. Class B                                         290          9,309
Arbitron, Inc.                                                230          8,420
AutoNation, Inc.                                              475          9,358
AutoZone, Inc. (a)                                            131         11,511
Avid Technology, Inc.                                         232          8,176
Barnes & Noble, Inc.                                          313         10,492
Bed Bath & Beyond, Inc.                                       232          7,767
Best Buy Co., Inc.                                            246         11,154
Big Lots, Inc.                                                835         13,494
Bob Evans Farms, Inc. (a)                                     256          7,050
Borders Group, Inc.                                           529         10,056
Brinker International, Inc.                                   207          6,707
Cablevision Systems Corp.                                     441          9,812
Campbell Soup Co. (a)                                         216          7,923
Cardinal Health, Inc. (a)                                     266         17,822
Career Education Corp.                                        230          6,546
CarMax, Inc.                                                  244          8,491
Casey's General Stores, Inc.                                  340          7,694
Catalina Marketing Corp.                                      427         12,413
CBRL Group, Inc.                                              261          8,527
CDW Corp.                                                     147          8,685
CEC Entertainment, Inc.                                       254          7,501
Cendant Corp.                                                 543          8,150
Charming Shoppes, Inc. (a)                                    773          7,970
Cheesecake Factory, Inc.                                      435          9,940
Chemed Corp.                                                  141          5,186
Chico's Fas, Inc.                                             419          9,490
Children's Place Retail Stores, Inc.                          136          7,592
Christopher & Banks Corp.                                     346          9,754
Circuit City Stores, Inc. (a)                                 444         10,878
CNET Networks, Inc.                                           770          6,499
Continental Airlines, Inc. Class B                            612         16,120
Costco Wholesale Corp. (a)                                    293         15,459
CVS Corp. (a)                                                 502         16,425
DeVry, Inc. (a)                                               444          9,368
Dick's Sporting Goods, Inc.                                   243          8,848
Dillard's, Inc. (a)                                           502         15,075
Discovery Holding Co. Class A                                 653          8,698
Dollar General Corp. (a)                                    1,000         13,420
Dollar Tree Stores, Inc.                                      367          9,762
DreamWorks Animation SKG, Inc. Class A                        330          6,910
Dress Barn, Inc.                                              332          7,165
Dun & Bradstreet Corp.                                        162         10,809
E.W. Scripps Co. Class A                                      191          8,161

eBay, Inc.                                                    684         16,464
EchoStar Communications Corp. (a)                             510         17,876
Entercom Communications Corp. Class A                         357          9,050
Family Dollar Stores, Inc. (a)                                493         11,201
Fastenal Co.                                                  330         11,738
Federated Department Stores, Inc.                             280          9,831
Foot Locker, Inc.                                             526         14,291
Gannett Co., Inc. (a)                                         132          6,880
Gaylord Entertainment Co.                                     221          8,447
Getty Images, Inc.                                            115          5,365
Guitar Center, Inc.                                           146          6,208
H&R Block, Inc. (a)                                           727         16,539
Harrah's Entertainment, Inc. (a)                              114          6,853
Home Depot, Inc. (a)                                        1,105         38,354
IHOP Corp.                                                    150          6,819
International Game Technology (a)                             212          8,196
International Speedway Corp. Class A (a)                      160          7,240
Interpublic Group of Cos. (a)                               1,027          8,411
ITT Educational Services, Inc. (a)                            256         17,260
J.C. Penney Co., Inc. (a)                                     160         10,074
Jack in the Box, Inc.                                         204          8,046
John Wiley & Sons, Inc. Class A (a)                           233          7,708
Kohl's Corp. (a)                                              191         10,816
Kraft Foods, Inc.                                             175          5,670
Kroger Co. (a)                                                386          8,851
Lamar Advertising Co. Class A                                 199          9,759
Laureate Education, Inc.                                      250         11,413
Live Nation, Inc.                                             458          9,600
Longs Drug Stores Corp. (a)                                   223          9,170
Lowe's Cos. (a)                                               862         24,438
Marriott International, Inc. Class A (a)                      234          8,232
Matthews International Corp. Class A                          239          8,207
McClatchy Co. Class A                                         636         26,959
McDonald's Corp. (a)                                          462         16,350
McGraw-Hill Cos. (a)                                          232         13,062
McKesson Corp. (a)                                            173          8,717
Media General, Inc. Class A (a)                               156          5,683
Men's Wearhouse, Inc.                                         273          8,493
Meredith Corp. (a)                                            225         10,627
Michaels Stores, Inc.                                         318         13,490
NAVTEQ                                                        210          5,918
Netflix, Inc.                                                 376          7,779
New York Times Co. Class A (a)                                355          7,870
News Corp. Class A                                          1,162         22,357
News Corp. Class B                                            417          8,390
Nordstrom, Inc. (a)                                           545         18,694
O'Reilly Automotive, Inc.                                     261          7,399
Office Depot, Inc.                                            805         29,019
Omnicare, Inc. (a)                                            257         11,632
Omnicom Group, Inc.                                           112          9,913
P.F. Chang's China Bistro, Inc.                               196          5,925
Pacific Sunwear of California, Inc.                           429          7,156
Panera Bread Co. Class A                                      165          8,631
Payless Shoesource, Inc.                                      492         12,733
Penn National Gaming, Inc.                                    201          6,647
PetSmart, Inc.                                                338          7,963
Pier 1 Imports, Inc. (a)                                      753          5,120
Pinnacle Entertainment, Inc.                                  332          9,107
Procter & Gamble Co. (a)                                    1,949        109,533
R.H. Donnelley Corp.                                          170          8,876
RadioShack Corp.                                              451          7,293
Regis Corp.                                                   247          8,319

Rent-A-Center, Inc.                                           708         19,066
Royal Caribbean Cruises Ltd.                                  322         10,916
Ruby Tuesday, Inc. (a)                                        351          7,708
Sabre Holdings Corp. (a)                                      320          6,624
Safeway, Inc. (a)                                             296          8,312
Saks, Inc.                                                    912         14,720
Scientific Games Corp.                                        376         12,773
Sears Holdings Corp.                                           61          8,372
Service Corp. International (a)                             2,246         16,867
ServiceMaster Co.                                             711          7,316
Sirius Satellite Radio, Inc.                                2,812         11,810
Six Flags, Inc.                                               703          3,712
Sonic Corp.                                                   496          9,761
Staples, Inc.                                                 454          9,815
Starbucks Corp.                                               477         16,342
Station Casinos, Inc. (a)                                     113          6,199
Strayer Education, Inc. (a)                                    82          8,885
Supervalu, Inc. (a)                                           647         17,540
Sysco Corp. (a)                                               385         10,626
Target Corp.                                                  353         16,210
Tractor Supply Co.                                            196          8,965
Univision Communications, Inc. Class A                        599         20,007
Urban Outfitters, Inc.                                        276          4,027
VCA Antech, Inc.                                              458         16,016
Viacom, Inc. Class B                                          431         15,020
Wal-Mart Stores, Inc. (a)                                   1,475         65,637
Walgreen Co. (a)                                              624         29,190
Washington Post Co. Class B (a)                                14         10,794
Wendy's International, Inc. (a)                               236         14,198
Whole Foods Market, Inc.                                      302         17,368
Williams-Sonoma, Inc.                                         219          6,964
WM Wrigley Jr. Co.                                             33          1,508
Wynn Resorts Ltd.                                             162         10,370
XM Satellite Radio Holdings, Inc. Class A                     521          6,044
Yum! Brands, Inc.                                             175          7,875
Zale Corp.                                                    491         12,575
                                                                    ------------
                                                                       1,816,362
                                                                    ------------
ENERGY  (7.1%)
Anadarko Petroleum Corp. (a)                                  238         10,886
Apache Corp. (a)                                              174         12,262
Atwood Oceanics, Inc.                                         198          9,292
Baker Hughes, Inc. (a)                                        212         16,949
BJ Services Co.                                               215          7,798
Cabot Oil & Gas Corp. (a)                                     447         23,579
Cheniere Energy, Inc.                                         284          9,937
Chesapeake Energy Corp. (a)                                   821         27,011
Chevron Corp.                                               1,079         70,977
ConocoPhillips                                                665         45,646
Core Laboratories N.V. (a)                                    194         14,162
Denbury Resources, Inc. (a)                                   639         22,154
Devon Energy Corp.                                            236         15,255
Diamond Offshore Drilling, Inc. (a)                           143         11,287
Duquesne Light Holdings                                       639         12,441
Dynegy, Inc. Class A                                        1,947         10,962
El Paso Corp.                                               1,605         25,680
Encore Acquisition Co.                                        260          7,920
ENSCO International, Inc. (a)                                 356         16,454
EOG Resources, Inc.                                           270         20,021
Exxon Mobil Corp.                                           3,111        210,739
FMC Technologies, Inc.                                        157          9,894
Forest Oil Corp.                                              390         13,069

Global Industries Ltd. (a)                                    619         10,325
GlobalSantaFe Corp.                                           138          7,580
Grant Prideco, Inc.                                           302         13,744
Grey Wolf, Inc.                                             1,382         10,586
Halliburton Co. (a)                                           636         21,217
Hanover Compressor Co. (a)                                    663         12,597
Helix Energy Solutions Group, Inc.                            400         15,596
Helmerich & Payne, Inc. (a)                                   218          6,034
Hess Corp.                                                    311         16,452
Houston Exploration Co. (a)                                   158         10,090
Hydril                                                        144          9,975
Input/Output, Inc.                                            806          7,923
Kerr-Mcgee Corp. (a)                                          280         19,656
Kinder Morgan, Inc.                                           167         17,034
Lone Star Technologies, Inc. (a)                              162          7,630
Marathon Oil Corp.                                            193         17,494
Maverick Tube Corp. (a)                                       238         15,182
McDermott International, Inc. (a)                             201          9,154
Nabors Industries Ltd.                                        742         26,207
National Oilwell Varco, Inc.                                  117          7,844
Noble Corp.                                                   310         22,243
Noble Energy, Inc.                                            425         21,509
Occidental Petroleum Corp. (a)                                226         24,352
Oceaneering International, Inc.                               282         12,329
OGE Energy Corp. (a)                                          652         24,678
Parker Drilling Co. (a)                                       770          5,590
Patterson-UTI Energy, Inc.                                    406         11,498
Plains Exploration & Production Co.                           488         21,452
Pogo Producing Co.                                            183          8,101
Pride International, Inc.                                     371         11,082
Quicksilver Resources, Inc.                                   181          6,400
Range Resources Corp. (a)                                     300          8,433
Rowan Cos., Inc. (a)                                          257          8,705
Schlumberger Ltd. (a)                                         616         41,180
SEACOR Holding, Inc. (a)                                      108          8,786
Smith International, Inc.                                     499         22,240
Southwestern Energy Co. (a)                                   392         13,485
St. Mary Land & Exploration Co.                               322         13,846
Stone Energy Corp. (a)                                        238         11,127
Tesoro Corp. (a)                                              163         12,192
Tetra Technologies, Inc. (a)                                  506         14,477
TODCO                                                         340         12,957
Transocean, Inc. (a)                                          205         15,832
Unit Corp. (a)                                                216         12,666
Valero Energy Corp. (a)                                       324         21,847
Veritas DGC, Inc. (a)                                         242         13,859
Weatherford International, Inc.                               218         10,211
Western Gas Resources, Inc. (a)                               208         12,613
Williams Cos. (a)                                             379          9,191
XTO Energy, Inc.                                              215         10,103
                                                                    ------------
                                                                       1,329,679
                                                                    ------------
FINANCIALS  (17.8%)
A.G. Edwards, Inc. (a)                                        187         10,091
ACE Ltd.                                                      168          8,657
Affiliated Managers Group, Inc.                               188         17,211
AFLAC, Inc. (a)                                               312         13,772
Alexandria Real Estate Equities, Inc.                         126         11,897
Allstate Corp. (a)                                            222         12,614
AMB Property Corp.                                            208         10,905
AMBAC Financial Group, Inc. (a)                               256         21,276
American Express Co. (a)                                      624         32,485
American Financial Group, Inc.                                289         12,170

American Home Mortgage Investment Corp. REIT                  327         11,419
American International Group, Inc. (a)                      1,072         65,037
AmeriCredit Corp.                                             340          8,361
AmerUs Group Co. Class A                                      288         19,322
AmSouth Bancorp (a)                                           846         24,246
Annaly Mortgage Management, Inc.                              879         11,260
Aon Corp. (a)                                                 643         22,010
Archstone-Smith Trust                                         516         27,075
Arthur J. Gallagher & Co. (a)                                 312          8,477
Associated Banc-Corp.                                         311          9,753
Assurant, Inc.                                                284         13,680
Astoria Financial Corp.                                       247          7,348
AvalonBay Communities, Inc.                                   171         19,993
Axis Capital Holdings Ltd.                                    296          8,750
BancorpSouth, Inc. (a)                                        522         14,277
Bank of America Corp. (a)                                   2,246        115,735
Bank of Hawaii Corp.                                          299         14,812
Bank of New York Co. (a)                                      412         13,847
BB&T Corp. (a)                                                469         19,693
Bear Stearns Cos. (a)                                          57          8,087
Boston Properties, Inc.                                       274         26,907
Brandywine Realty Trust                                       633         20,028
Brown & Brown, Inc.                                           263          8,256
Capital One Financial Corp. (a)                               159         12,299
CapitalSource, Inc.                                           354          8,351
Cathay General Bancorp                                        241          8,857
CB Richard Ellis Group, Inc. Class A                          429         10,094
CBL & Associates Properties, Inc.                             336         13,158
Charles Schwab Corp. (a)                                      828         13,149
Chicago Mercantile Exchange Holdings, Inc.                     16          7,379
Chittenden Corp.                                              334          9,425
Chubb Corp. (a)                                               212         10,689
Cincinnati Financial Corp. (a)                                375         17,685
CIT Group, Inc.                                               513         23,552
Citigroup, Inc. (a)                                         2,369        114,445
Citizens Banking Corp.                                        388          9,851
Colonial Bancgroup, Inc. (a)                                  375          9,525
Colonial Properties Trust                                     325         15,577
Commerce Bancshares, Inc.                                     166          8,446
Compass Bancshares, Inc.                                      299         17,623
Conseco, Inc.                                                 367          8,368
Countrywide Financial Corp. (a)                               315         11,286
Cousins Properties, Inc.                                      292          9,277
Cullen/Frost Bankers, Inc. (a)                                290         17,029
Delphi Financial Group, Inc. Class A (a)                      227          8,627
Deluxe Corp. (a)                                              413          7,021
Doral Financial Corp.                                         882          4,516
Duke Realty Corp.                                             348         12,966
E*TRADE Financial Corp.                                       868         20,233
East West Bancorp, Inc.                                       297         11,984
Eaton Vance Corp. (a)                                         434         10,746
Equity Inns, Inc.                                             500          7,885
Equity Lifestyle Properties, Inc.                             156          6,703
Equity Office Properties Trust                                269         10,198
Equity Residential                                            171          7,953
Erie Indemnity Co. Class A                                    150          7,433
Essex Property Trust, Inc.                                    117         13,700
Everest Re Group Ltd.                                         150         14,192
F.N.B. Corp.                                                  491          8,121
Fannie Mae (a)                                                504         24,147

Federal Realty Investment Trust                               123          8,924
Federated Investors, Inc.                                     233          7,225
Felcor Lodging Trust, Inc.                                    443          9,746
Fidelity National Financial, Inc. (a)                         390         14,957
Fifth Third Bancorp (a)                                       249          9,497
First American Corp. (a)                                      203          7,513
First Bancorp (Puerto Rico) (a)                               710          6,738
First Horizon National Corp.                                  301         12,612
First Midwest Bancorp (a)                                     337         12,031
First Niagara Financial Group, Inc.                           856         12,523
FirstFed Financial Corp. (a)                                  122          6,887
FirstMerit Corp. (a)                                          567         12,429
Forest City Enterprises, Inc. Class A                         186          9,281
Franklin Resources, Inc. (a)                                   88          8,048
Freddie Mac (a)                                               252         14,581
Fulton Financial Corp.                                      1,195         19,777
Genworth Financial, Inc. Class A                            1,158         39,719
Goldman Sachs Group, Inc.                                     180         27,495
Greater Bay Bancorp (a)                                       372         10,654
Hartford Financial Services Group, Inc. (a)                   159         13,490
Health Care Property Investors, Inc.                          331          9,076
Health Care REIT, Inc.                                        418         15,127
Healthcare Realty Trust, Inc.                                 341         11,284
Highwoods Properties, Inc.                                    389         14,486
Hilb Rogal & Hobbs Co. (a)                                    266         10,773
Home Properties, Inc.                                         228         12,718
Horace Mann Educators Corp.                                   405          6,873
Hospitality Properties Trust                                  162          7,058
HRPT Properties Trust                                       1,521         17,872
Hudson City Bancorp, Inc.                                   1,279         16,589
Huntington Bancshares, Inc. (a)                               526         12,808
Impac Mortgage Holdings, Inc.                                 700          7,539
IndyMac Bancorp, Inc.                                         542         22,900
Investment Technology Group, Inc. (a)                         269         13,547
Investors Financial Services Corp. (a)                        210          9,412
iStar Financial, Inc.                                         271         10,775
Janus Capital Group, Inc.                                     552          8,937
Jefferies Group, Inc. (a)                                     550         14,289
Jones Lang LaSalle, Inc.                                      162         13,235
JPMorgan Chase & Co.                                        1,677         76,504
KeyCorp (a)                                                   216          7,970
Kilroy Realty Corp.                                           215         15,886
Kimco Realty Corp.                                            520         20,405
Knight Capital Group, Inc. Class A                            778         12,868
LaBranche & Co., Inc.                                         534          5,276
LaSalle Hotel Properties                                      293         12,104
Lazard Ltd.                                                   279         10,895
Legg Mason, Inc. (a)                                           68          5,676
Lehman Brothers Holdings, Inc. (a)                            190         12,341
Lexington Corporate Properties Trust                          490          9,761
Liberty Property Trust                                        215         10,073
Lincoln National Corp. (a)                                    673         38,146
Loews Corp. (a)                                               249          9,228
Macerich Co.                                                  161         11,713
Mack-Cali Realty Corp.                                        445         21,498
Markel Corp.                                                   30         10,220
Marsh & McLennan Cos. (a)                                     278          7,514
Marshall & Ilsley Corp. (a)                                   468         21,982
MBIA, Inc. (a)                                                330         19,407
Mellon Financial Corp. (a)                                    221          7,735
Mercantile Bankshares Corp. (a)                               299         10,632

Merrill Lynch & Co., Inc. (a)                                 446         32,478
MetLife, Inc.                                                 217         11,284
MGIC Investment Corp. (a)                                     232         13,203
Moody's Corp.                                                 156          8,561
Morgan Stanley (a)                                            476         31,654
Nasdaq Stock Market, Inc. (a)                                 654         18,005
National City Corp. (a)                                       297         10,692
National Financial Partners Corp.                             243         10,945
Nationwide Financial Services, Inc. Class A (a)               415         18,708
Nationwide Health Properties, Inc.                            490         11,623
NCO Group, Inc.                                               285          7,538
New Century Financial Corp.                                   368         16,067
New Plan Excel Realty Trust, Inc.                             350          9,072
New York Community Bancorp, Inc.                              587          9,586
North Fork Bancorp                                            294          8,329
NovaStar Financial, Inc.                                      279          9,656
Ohio Casualty Corp.                                           461         11,949
Old National Bancorp                                          501          9,559
Old Republic International Corp. (a)                          522         11,103
Pacific Capital Bancorp                                       313          9,221
Pan Pacific Retail Properties, Inc.                           227         15,686
Park National Corp.                                            86          8,737
PartnerRe Ltd.                                                133          8,263
Pennsylvania Real Estate Investment Trust                     244          9,609
Philadelphia Consolidated Holding Co. (a)                     383         12,972
Phoenix Cos., Inc.                                            652          8,867
Platinum Underwriters Holdings Ltd.                           391         11,061
Plum Creek Timber Co., Inc. REIT                              448         15,259
PMI Group, Inc.                                               228          9,681
PNC Financial Services Group, Inc. (a)                        154         10,909
Popular, Inc.                                                 596         10,722
Post Properties, Inc.                                         295         14,163
Potlatch Corp. REIT                                           205          7,095
Principal Financial Group, Inc.                               148          7,992
ProAssurance Corp.                                            213         10,588
Progressive Corp. (a)                                         428         10,353
Protective Life Corp. (a)                                     157          7,271
Provident Bankshares Corp.                                    239          8,788
Provident Financial Services, Inc.                            499          9,002
Prudential Financial, Inc.                                    174         13,683
Public Storage, Inc.                                          208         16,700
Radian Group, Inc. (a)                                        210         12,921
Realty Income Corp.                                           607         13,888
Reckson Associates Realty Corp.                               584         26,006
Redwood Trust, Inc. (a)                                       221         10,515
Regions Financial Corp.                                       245          8,891
RenaissanceRe Holdings Ltd.                                   173          8,963
Republic Bancorp, Inc. (a)                                    719          9,390
Safeco Corp. (a)                                              301         16,170
SEI Investments Co. (a)                                       216         10,554
Selective Insurance Group, Inc. (a)                           156          7,956
Shurgard Storage Centers, Inc.                                216         14,234
Simon Property Group, Inc.                                    137         11,718
Sky Financial Group, Inc.                                     365          8,953
SL Green Realty Corp.                                          75          8,573
SLM Corp.                                                     259         13,028
South Financial Group, Inc.                                   540         14,591
Sovereign Bancorp, Inc.                                       959         19,787

St. Joe Co.                                                   166          7,453
St. Paul Travelers Cos., Inc. (a)                             367         16,809
StanCorp Financial Group, Inc. (a)                            318         13,703
Sterling Bancshares, Inc.                                     425          8,326
SunTrust Banks, Inc. (a)                                      201         15,853
Susquehanna Bancshares, Inc.                                  337          8,149
SVB Financial Group                                           199          8,919
Synovus Financial Corp. (a)                                   628         17,747
T. Rowe Price Group, Inc.                                     608         25,116
Taubman Centers, Inc.                                         284         11,786
TCF Financial Corp.                                           313          8,423
TD Ameritrade Holding Corp.                                   641         10,500
TD Banknorth, Inc.                                            552         16,008
Thornburg Mortgage, Inc.                                      729         18,662
Torchmark Corp. (a)                                           253         15,299
Trizec Properties, Inc.                                       311          8,944
Trustco Bank Corp.                                            704          7,751
Trustmark Corp.                                               356         11,289
U.S. Bancorp                                                  663         21,216
UnionBanCal Corp.                                             136          8,403
United Bankshares, Inc.                                       299         10,653
United Dominion Realty Trust, Inc.                            334          9,302
Unitrin, Inc.                                                 150          6,000
UnumProvident Corp. (a)                                       724         11,751
Valley National Bancorp                                       392         10,180
Ventas, Inc.                                                  250          8,933
W Holding Co., Inc.                                           960          5,059
Wachovia Corp.                                                783         41,992
Washington Federal, Inc.                                      627         14,026
Washington Mutual, Inc. (a)                                   520         23,244
Washington Real Estate Investment Trust                       303         11,235
Weingarten Realty Investors                                   279         11,149
Wells Fargo & Co. (a)                                         781         56,497
Westamerica Bancorp                                           178          8,564
White Mountains Insurance Group Ltd.                           19          9,320
Whitney Holding Corp. (a)                                     551         19,886
Willis Group Holdings Ltd.                                    405         13,175
Wilmington Trust Corp. (a)                                    227          9,886
Wintrust Financial Corp.                                      175          8,402
XL Capital Ltd. Class A                                       116          7,389
                                                                    ------------
                                                                       3,308,971
                                                                    ------------
HEALTH CARE  (8.9%)
Abbott Laboratories (a)                                       728         34,777
Advanced Medical Optics, Inc.                                 364         17,927
Aetna, Inc.                                                   355         11,179
Affymetrix, Inc. (a)                                          275          5,932
Alcon, Inc.                                                    71          7,840
Alexion Pharmaceuticals, Inc.                                 228          7,834
Allergan, Inc. (a)                                             67          7,226
American Medical Systems Holdings, Inc.                       357          6,515
Amgen, Inc.                                                   763         53,211
Amylin Pharmaceuticals, Inc.                                  235         11,468
Applied Biosystems Group-Applera Corp.                        492         15,818
Arthrocare Corp.                                              180          7,927
Barr Pharmaceuticals, Inc.                                    218         10,848
Bausch & Lomb, Inc. (a)                                       124          5,865
Beckman Coulter, Inc. (a)                                     145          8,301

Becton Dickinson & Co. (a)                                    146          9,624
Bio-Rad Laboratories, Inc. Class A                            134          8,829
Biogen Idec, Inc.                                             210          8,845
Biomet, Inc. (a)                                              215          7,082
Boston Scientific Corp.                                       710         12,077
Bristol-Myers Squibb Co. (a)                                1,019         24,425
C.R. Bard, Inc. (a)                                           246         17,459
Caremark Rx, Inc.                                             279         14,731
Celera Genomics Group-Applera Corp.                           691          9,329
Celgene Corp.                                                 797         38,168
Centene Corp.                                                 311          5,054
Cephalon, Inc.                                                133          8,743
Charles River Laboratories International, Inc.                169          6,000
CIGNA Corp. (a)                                                70          6,388
Community Health Systems, Inc.                                205          7,433
Cooper Cos. (a)                                               144          6,365
Covance, Inc.                                                 147          9,373
Coventry Health Care, Inc.                                    380         20,026
Cubist Pharmaceuticals, Inc.                                  396          9,076
CV Therapeutics, Inc.                                         323          3,957
Cytyc Corp.                                                   267          6,568
Dade Behring Holdings, Inc.                                   210          8,553
DaVita, Inc.                                                  235         11,755
Delta & Pine Land Co. (a)                                     343         11,734
Dentsply International, Inc. (a)                              328         10,266
Edwards Lifesciences Corp.                                    333         14,732
Endo Pharmaceuticals Holdings, Inc.                           257          7,985
Express Scripts, Inc.                                         103          7,934
Fisher Scientific International, Inc.                         288         21,344
Forest Laboratories, Inc.                                     218         10,096
Gen-Probe, Inc.                                               277         14,390
Genentech, Inc.                                               296         23,923
Genzyme Corp.                                                 160         10,925
Gilead Sciences, Inc.                                         284         17,460
Haemonetics Corp. (a)                                         141          6,186
Health Management Associates, Inc. Class A                    562         11,442
Health Net, Inc.                                              370         15,529
Healthways, Inc.                                              191         10,261
Henry Schein, Inc. (a)                                        203          9,624
Hillenbrand Industries, Inc. (a)                              142          7,052
Hologic, Inc.                                                 197          8,847
Hospira, Inc.                                                 327         14,287
Humana, Inc. (a)                                              378         21,142
IDEXX Laboratories, Inc. (a)                                  188         16,638
ImClone Systems, Inc. (a)                                     218          7,085
Immucor, Inc. (a)                                             376          7,486
Intuitive Surgical, Inc.                                      100          9,520
Invitrogen Corp.                                              124          7,662
Johnson & Johnson (a)                                       1,806        112,964
Kinetic Concepts, Inc.                                        195          8,689
King Pharmaceuticals, Inc.                                    589         10,025
Kyphon, Inc.                                                  203          6,914
Laboratory Corp. of America Holdings                          312         20,099
LifePoint Hospitals, Inc.                                     287          9,669
Lincare Holdings, Inc.                                        236          8,215
Manor Care, Inc. (a)                                          255         12,763
Medco Health Solutions, Inc.                                  191         11,332
Medicines Co.                                                 346          7,249
Medicis Pharmaceutical Corp.                                  304          8,378

Medimmune, Inc.                                               584         14,822
Medtronic, Inc. (a)                                           755         38,143
Mentor Corp.                                                  215          9,559
Merck & Co., Inc. (a)                                       1,032         41,559
MGI Pharma, Inc.                                              434          6,341
Millennium Pharmaceuticals, Inc.                              747          7,336
Millipore Corp. (a)                                           116          7,267
Mylan Laboratories, Inc. (a)                                  531         11,661
Myriad Genetics, Inc.                                         280          6,894
Nektar Therapeutics                                           475          7,743
Neurocrine Biosciences, Inc.                                  204          1,887
Onyx Pharmaceuticals, Inc.                                    300          4,713
Owens & Minor, Inc. (a)                                       285          8,610
Patterson Cos., Inc.                                          273          9,080
PDL BioPharma, Inc.                                           631         11,364
Pediatrix Medical Group, Inc. (a)                             266         11,278
Perrigo Co.                                                   644         10,201
Pfizer, Inc. (a)                                            3,724         96,786
Pharmaceutical Product Development, Inc.                      332         12,775
PolyMedica Corp.                                              180          6,968
Quest Diagnostics, Inc. (a)                                   366         22,004
ResMed, Inc.                                                  394         18,286
Respironics, Inc. (a)                                         233          8,290
Rite Aid Corp. (a)                                          1,676          7,073
Sepracor, Inc.                                                247         12,202
Sierra Health Services, Inc. (a)                              290         12,522
St. Jude Medical, Inc. (a)                                    227          8,376
Stryker Corp. (a)                                             173          7,873
Sunrise Senior Living, Inc.                                   207          5,978
Techne Corp.                                                  204         10,137
Telik, Inc.                                                   385          6,530
Tenet Healthcare Corp. (a)                                  1,140          6,749
Triad Hospitals, Inc.                                         201          7,833
United Surgical Partners International, Inc.                  242          5,977
United Therapeutics Corp.                                     126          7,473
UnitedHealth Group, Inc.                                      927         44,338
Universal Health Services, Inc. Class B                       168          9,408
Varian Medical Systems, Inc. (a)                              307         13,913
Varian, Inc.                                                  179          8,051
Ventana Medical Systems, Inc.                                 239         11,140
Vertex Pharmaceuticals, Inc.                                  350         11,732
Waters Corp.                                                  260         10,577
Watson Pharmaceuticals, Inc.                                  254          5,687
WellPoint, Inc.                                               394         29,353
Wyeth                                                         649         31,457
Zimmer Holdings, Inc.                                         153          9,676
                                                                    ------------
                                                                       1,649,997
                                                                    ------------
INDUSTRIALS  (10.8%)
Accenture Ltd. Class A                                        346         10,124
Aeroflex, Inc. (a)                                            540          5,476
AGCO Corp.                                                    654         15,016
Agilent Technologies, Inc.                                    336          9,556
Albany International Corp. Class A (a)                        212          7,617
Alexander & Baldwin, Inc. (a)                                 244          9,784
Alliance Data Systems Corp.                                   163          8,365
Alliant Techsystems, Inc.                                     210         16,829
Allied Waste Industries, Inc. (a)                             716          7,275
American Standard Cos., Inc.                                  412         15,916
Ametek, Inc. (a)                                              387         16,417
Amphenol, Inc.                                                206         11,552

Anixter International, Inc. (a)                               185         10,199
Aptargroup, Inc.                                              181          9,322
Armor Holdings, Inc.                                          181          9,350
Arrow Electronics, Inc.                                       288          8,139
Automatic Data Processing, Inc. (a)                           357         15,622
Avnet, Inc. (a)                                               332          6,042
Ball Corp. (a)                                                240          9,192
Banta Corp. (a)                                               178          6,289
Belden CDT, Inc.                                              339         11,001
Bemis Co., Inc. (a)                                           257          7,890
Benchmark Electronics, Inc.                                   324          7,883
Boeing Co. (a)                                                386         29,885
Brink's Co.                                                   328         18,070
C.H. Robinson Worldwide, Inc.                                 401         18,358
Carlisle Cos. (a)                                             174         13,901
Ceradyne, Inc.                                                183          8,947
Ceridian Corp.                                                362          8,692
CheckFree Corp.                                               178          7,921
Checkpoint Systems, Inc. (a)                                  272          4,488
Choicepoint, Inc.                                             208          7,105
Clarcor, Inc. (a)                                             288          8,188
Cognex Corp.                                                  321          7,576
Commscope, Inc.                                               392         12,242
Convergys Corp.                                               476          9,082
Corporate Executive Board Co.                                  97          9,118
Corrections Corp. of America                                  219         11,957
Crane Co. (a)                                                 372         14,285
Crown Holdings, Inc.                                        1,209         20,142
Cummins, Inc. (a)                                             128         14,976
Curtiss-Wright Corp. (a)                                      242          7,033
Danaher Corp. (a)                                             159         10,367
Deere & Co. (a)                                               128          9,289
Dionex Corp.                                                  149          8,247
Donaldson Co., Inc. (a)                                       409         13,452
DRS Technologies, Inc.                                        218         10,091
Eagle Materials, Inc.                                         301         10,824
EGL, Inc.                                                     175          7,684
EMCOR Group, Inc. (a)                                         174          8,964
Emdeon Corp.                                                  901         10,839
Energy Conversion Devices, Inc.                               133          4,475
ESCO Technologies, Inc.                                       189          9,958
Esterline Technologies Corp. (a)                              188          7,958
Expeditors International of Washington, Inc.                  500         22,735
FedEx Corp. (a)                                               175         18,324
Fidelity National Information Services, Inc.                  302         10,793
First Data Corp. (a)                                          474         19,363
Fiserv, Inc.                                                  459         20,040
Flextronics International Ltd.                              1,377         15,615
Flir Systems, Inc.                                            382          9,172
Florida Rock Industries, Inc. (a)                             165          6,280
Flowserve Corp. (a)                                           259         13,416
Fluor Corp.                                                   204         17,917
Foster Wheeler Ltd.                                           345         13,158
FTI Consulting, Inc.                                          317          8,321
Gardner Denver, Inc. (a)                                      384         13,306
General Cable Corp. (a)                                       355         12,674
General Electric Co. (a)                                    5,063        165,510
General Maritime Corp.                                        337         12,233
Global Payments, Inc.                                         184          7,827
Graco, Inc. (a)                                               386         15,166

GrafTech International Ltd.                                 1,266          6,798
Granite Construction, Inc.                                    240         10,438
Harsco Corp. (a)                                              232         18,702
Hewitt Associates, Inc. Class A                               296          6,651
Honeywell International, Inc. (a)                             408         15,790
Hubbell, Inc. Class B (a)                                     176          8,272
IDEX Corp. (a)                                                276         11,992
Ingersoll-Rand Co. Ltd. Class A                               175          6,265
Iron Mountain, Inc.                                           259         10,619
ITT Industries, Inc. (a)                                      434         21,939
J.B. Hunt Transport Services, Inc.                            397          8,166
Jabil Circuit, Inc.                                           415          9,587
Jacobs Engineering Group, Inc.                                136         11,287
Jarden Corp.                                                  351         10,175
JLG Industries, Inc. (a)                                      570         10,317
Joy Global, Inc.                                              275         10,318
Kansas City Southern                                          526         12,950
Kemet Corp.                                                   819          6,855
Kennametal, Inc. (a)                                          215         11,449
L-3 Communications Holdings, Inc.                             282         20,769
Landstar System, Inc.                                         327         13,960
Lockheed Martin Corp. (a)                                     215         17,131
Louisiana-Pacific Corp. (a)                                   355          7,100
Manitowoc Co. (a)                                             330         12,956
Martin Marietta Materials, Inc. (a)                           110          8,857
Masco Corp. (a)                                               232          6,201
MDU Resources Group, Inc. (a)                                 405          9,983
MeadWestvaco Corp.                                            448         11,702
Mettler-Toledo International, Inc.                            136          8,368
Molex, Inc. Class A                                           268          7,244
Monster Worldwide, Inc.                                       254         10,160
MPS Group, Inc.                                               733          9,522
MSC Industrial Direct Co. (a)                                 252         10,390
Mueller Industries, Inc.                                      240          8,818
National Instruments Corp.                                    295          8,186
Nordson Corp.                                                 166          7,553
Northrop Grumman Corp. (a)                                    175         11,583
OMI Corp. (a)                                                 545         12,023
Oshkosh Truck Corp.                                           172          7,375
Owens-Illinois, Inc. (a)                                      471          7,126
Pactiv Corp. (a)                                              482         11,814
Pall Corp. (a)                                                303          7,902
Paychex, Inc. (a)                                             209          7,144
PerkinElmer, Inc. (a)                                         874         15,758
PHH Corp.                                                     294          7,353
Powerwave Technologies, Inc.                                  799          6,344
Precision Castparts Corp. (a)                                 312         18,611
Quanex Corp. (a)                                              208          7,548
Quanta Services, Inc.                                         735         11,731
R.R. Donnelley & Sons Co. (a)                                 525         15,325
Raytheon Co.                                                  237         10,682
Republic Services, Inc.                                       295         11,847
Resources Connection, Inc.                                    265          6,273
Robert Half International, Inc.                               405         13,106
Rockwell Automation Corp. (a)                                 111          6,880
Rockwell Collins, Inc.                                        371         19,800
Roper Industries, Inc.                                        201          9,085
Ryder System, Inc. (a)                                        204         10,282
Sanmina-SCI Corp.                                           1,788          6,186
Sealed Air Corp. (a)                                          197          9,306
Shaw Group, Inc. (a)                                          562         11,628
Simpson Manufacturing Co.                                     207          5,796

Smurfit-Stone Container Corp.                                 618          6,254
Solectron Corp.                                             2,366          7,145
Sonoco Products Co. (a)                                       240          7,807
SPX Corp.                                                     185         10,110
Stericycle, Inc. (a)                                          253         16,997
Symbol Technologies, Inc.                                     816          9,017
Technitrol, Inc. (a)                                          350          8,673
Tektronix, Inc. (a)                                           274          7,472
Teleflex, Inc. (a)                                            203         11,589
Temple-Inland, Inc. (a)                                       279         11,869
Terex Corp. (a)                                               250         11,210
Tetra Tech, Inc.                                              407          6,524
Texas Industries, Inc. (a)                                    127          6,271
Textron, Inc. (a)                                             263         23,646
Thomas & Betts Corp. (a)                                      340         16,092
Toro Co. (a)                                                  242         10,021
Trimble Navigation Ltd.                                       300         14,409
Tyco International Ltd. (a)                                 1,016         26,507
Union Pacific Corp. (a)                                       140         11,900
United Parcel Service, Inc. Class B                           371         25,566
United Rentals, Inc. (a)                                      478         13,346
USG Corp.                                                      76          3,523
Vishay Intertechnology, Inc.                                  570          7,997
Vulcan Materials Co. (a)                                      217         14,532
W.W. Grainger, Inc. (a)                                       191         11,859
Walter Industries, Inc.                                       216          9,668
Washington Group International, Inc.                          147          7,938
Waste Connections, Inc.                                       259          9,681
Waste Management, Inc. (a)                                    292         10,039
Watsco, Inc. (a)                                              175          7,756
Werner Enterprises, Inc.                                      410          7,380
Wesco International, Inc.                                     152          8,854
YRC Worldwide, Inc.                                           305         12,133
                                                                    ------------
                                                                       2,010,583
                                                                    ------------
INFORMATION TECHNOLOGY  (10.0%)
3Com Corp. (a)                                              1,680          7,963
ADC Telecommunications, Inc.                                  390          4,770
Adobe Systems, Inc. (a)                                       373         10,634
Adtran, Inc.                                                  500         10,935
Advanced Digital Information Corp.                            631          7,610
Affiliated Computer Services, Inc. Class A (a)                295         15,024
Agere Systems, Inc.                                         1,310         19,074
Akamai Technologies, Inc.                                     300         11,889
Altera Corp.                                                  851         14,731
American Power Conversion Corp.                               445          7,512
American Tower Corp. Class A                                  233          7,875
Amkor Technology, Inc.                                        743          4,592
Analog Devices, Inc.                                          227          7,339
Ansys, Inc. (a)                                               238         10,922
Apple Computer, Inc.                                          505         34,320
Applied Materials, Inc. (a)                                 1,006         15,834
Arris Group, Inc.                                             753          8,050
ATMI, Inc.                                                    276          7,333
Autodesk, Inc. (a)                                            543         18,522
Avaya, Inc.                                                 1,096         10,149
Avocent Corp.                                                 275          7,035
BEA Systems, Inc.                                             948         11,130
Black Box Corp.                                               147          6,043
BMC Software, Inc.                                            527         12,342
Broadcom Corp.                                                258          6,189
Brocade Communications Systems, Inc.                        1,897         11,875

Brooks Automation, Inc.                                       540          6,097
Caci International, Inc. Class A                              168          9,467
Cadence Design Systems, Inc.                                  666         10,783
Cerner Corp. (a)                                              197          7,975
Check Point Software Technologies Ltd.                        438          7,358
Ciena Corp.                                                 3,500         12,705
Cisco Systems, Inc.                                         3,749         66,919
Cognizant Technology Solutions Corp.                          325         21,284
Computer Sciences Corp. (a)                                   450         23,576
Compuware Corp.                                             1,160          8,108
Conexant Systems, Inc.                                      3,430          6,140
Corning, Inc. (a)                                             984         18,765
Cree, Inc.                                                    424          8,366
Crown Castle International Corp.                              529         18,637
CSG Systems International, Inc. (a)                           343          8,932
Cymer, Inc.                                                   206          8,059
Cypress Semiconductor Corp.                                   969         14,719
Dell, Inc.                                                  1,150         24,932
Digital River, Inc.                                           192          8,609
DST Systems, Inc.                                             149          8,390
Dycom Industries, Inc.                                        379          6,818
EarthLink, Inc.                                               933          6,727
Electronics for Imaging, Inc. (a)                             388          7,830
EMC Corp.                                                   1,482         15,042
Emulex Corp.                                                  599          8,919
F5 Networks, Inc.                                             210          9,731
Fair Isaac Corp. (a)                                          218          7,364
Fairchild Semiconductor International, Inc.                   436          7,133
FileNet Corp.                                                 310          9,864
GameStop Corp. Class B                                        196          7,370
Google, Inc. Class A                                          118         45,618
Harris Corp. (a)                                              314         14,303
Hewlett-Packard Co. (a)                                     1,357         43,301
Hyperion Solutions Corp.                                      327         10,189
Ikon Office Solutions, Inc. (a)                               854         11,794
Ingram Micro, Inc. Class A (a)                              1,009         17,789
Insight Enterprises, Inc.                                     351          5,946
Integrated Device Technology, Inc. (a)                      1,453         22,478
Intel Corp. (a)                                             3,500         62,999
InterDigital Communications Corp. (a)                         305          8,360
Intergraph Corp. (a)                                          210          7,461
International Business Machines Corp. (a)                     872         67,501
International Rectifier Corp.                                 229          8,164
Intersil Corp. Class A                                        376          8,840
JDS Uniphase Corp.                                          3,745          7,977
Juniper Networks, Inc.                                        427          5,743
Keane, Inc. (a)                                               552          7,960
KLA-Tencor Corp. (a)                                          156          6,582
Kronos, Inc.                                                  177          5,135
Lam Research Corp. (a)                                        275         11,437
Lexmark International, Inc.                                   279         15,080
Liberty Media Holding Corp. - Capital                          83          6,774
Liberty Media Holding Corp. - Interactive                     415          6,835
Linear Technology Corp. (a)                                   241          7,796
LSI Logic Corp. (a)                                           945          7,749

Lucent Technologies, Inc. (a)                               2,946          6,275
Macrovision Corp.                                             482          9,457
Marvell Technology Group Ltd.                                 278          5,157
Maxim Integrated Products, Inc.                               202          5,935
McAfee, Inc.                                                  394          8,491
MEMC Electronic Materials, Inc. (a)                           352         10,708
Mentor Graphics Corp.                                         750         10,335
Micrel, Inc.                                                  590          6,301
Microchip Technology, Inc.                                    494         15,936
Micron Technology, Inc. (a)                                   486          7,584
Micros Systems, Inc.                                          212          8,480
Microsemi Corp.                                               327          8,273
Microsoft Corp.                                             5,525        132,765
Motorola, Inc. (a)                                          1,492         33,958
NCR Corp. (a)                                                 438         14,077
Network Appliance, Inc. (a)                                   227          6,740
Novell, Inc. (a)                                              915          5,938
Novellus Systems, Inc.                                        342          8,656
NVIDIA Corp.                                                  752         16,642
OmniVision Technologies, Inc.                                 315          5,985
Oracle Corp.                                                2,332         34,910
Parametric Technology Corp.                                   777         12,012
Perot Systems Corp.                                           610          8,125
Photronics, Inc. (a)                                          441          6,161
Plantronics, Inc.                                             268          4,170
PMC-Sierra, Inc. (a)                                          613          3,132
Polycom, Inc.                                                 354          7,859
QLogic Corp.                                                  406          7,101
Qualcomm, Inc.                                                974         34,343
Red Hat, Inc. (a)                                             395          9,354
RF Micro Devices, Inc.                                      1,352          8,328
RSA Security, Inc.                                            516         14,231
Salesforce.com, Inc.                                          253          6,502
SanDisk Corp. (a)                                             132          6,159
SBA Communications Corp.                                      599         14,304
Seagate Technology                                            355          8,236
Silicon Image, Inc.                                           796          8,422
Silicon Laboratories, Inc.                                    226          8,344
SiRF Technology Holdings, Inc.                                297          5,673
Skyworks Solutions, Inc.                                    1,511          6,633
SRA International, Inc. Class A                               262          6,338
Sun Microsystems, Inc.                                      2,254          9,805
Sybase, Inc. (a)                                              650         13,683
Sycamore Networks, Inc.                                     1,748          6,363
Symantec Corp.                                                740         12,854
Synopsys, Inc.                                                488          8,735
Tellabs, Inc. (a)                                           1,001          9,409
Teradyne, Inc.                                                472          6,202
Texas Instruments, Inc.                                       897         26,713
TIBCO Software, Inc.                                        1,438         11,446
Transaction Systems Architects, Inc. (a)                      276         10,218
Triquint Semiconductor, Inc. (a)                            1,574          7,429
Unisys Corp.                                                1,140          5,837
United Online, Inc.                                           595          6,491
United Stationers, Inc.                                       186          9,146
Varian Semiconductor Equipment                                427         13,536
Associates Inc
Veeco Instruments, Inc.                                       315          7,018
Vitesse Semiconductor Corp.                                 2,167          2,037
Websense, Inc.                                                260          4,875
Wind River Systems, Inc. (a)                                  584          4,830

Xilinx, Inc.                                                  295          5,986
Yahoo!, Inc.                                                  819         22,228
Zebra Technologies Corp. Class A                              169          5,298
                                                                    ------------
                                                                       1,858,291
                                                                    ------------
MATERIALS (3.6%)
Air Products & Chemicals, Inc. (a)                            138          8,822
AK Steel Holding Corp. (a)                                    748          9,664
Alcoa, Inc. (a)                                               462         13,837
Allegheny Technologies, Inc. (a)                              165         10,542
American Axle & Manufacturing                                 432          7,076
Holdings, Inc.
Arch Coal, Inc.                                               322         12,217
Ashland, Inc.                                                 177         11,772
Axcelis Technologies, Inc.                                  1,245          6,885
Cabot Corp.                                                   344         11,445
Cameron International Corp.                                   266         13,409
Carpenter Technology Corp. (a)                                122         12,005
Chaparral Steel Co.                                           169         11,862
Chemtura Corp.                                                785          6,759
Cleveland-Cliffs, Inc. (a)                                    242          8,748
Coeur d'Alene Mines Corp. (a)                               1,809          8,647
CON-WAY, Inc.                                                 171          8,461
Consol Energy, Inc.                                           432         17,781
Cytec Industries, Inc. (a)                                    210         11,216
Dow Chemical Co. (a)                                          511         17,670
E.I. DuPont de Nemours & Co. (a)                              675         26,772
Eastman Chemical Co. (a)                                      199          9,876
Ecolab, Inc. (a)                                              435         18,735
Ferro Corp. (a)                                               397          6,412
FMC Corp. (a)                                                 266         16,410
Freeport-McMoRan Copper & Gold, Inc.                          457         24,934
Class B (a)
H.B. Fuller Co. (a)                                           208          8,316
Headwaters, Inc.                                              231          5,345
Hercules, Inc. (a)                                            730         10,147
Insituform Technologies, Inc. Class A                         296          6,379
International Coal Group, Inc.                              1,143          7,738
International Flavors & Fragrances, Inc. (a)                  293         10,841
International Paper Co. (a)                                   260          8,926
Jacuzzi Brands, Inc.                                          836          7,022
KFX, Inc.                                                     577          8,955
Lear Corp. (a)                                                449         10,134
Lyondell Chemical Co. (a)                                     545         12,137
Minerals Technologies, Inc.                                   149          7,542
Monsanto Co.                                                  332         14,273
Navigant Consulting, Inc.                                     375          7,155
Newmont Mining Corp. (a)                                      257         13,166
Nucor Corp. (a)                                               132          7,018
Olin Corp. (a)                                                506          8,111
OM Group, Inc. (a)                                            251          8,815
Oregon Steel Mills, Inc. (a)                                  128          5,919
Peabody Energy Corp.                                          125          6,238
Phelps Dodge Corp. (a)                                        140         12,228
Pool Corp.                                                    296         11,523
PPG Industries, Inc. (a)                                      115          7,077
Praxair, Inc. (a)                                             255         13,984
Reliance Steel & Aluminum Co. (a)                             316         11,329
Rohm & Haas Co. (a)                                           349         16,096
RPM International, Inc. (a)                                   841         15,760
RTI International Metals, Inc. (a)                            171          7,880

Ryerson, Inc.                                                 291          7,872
Sensient Technologies Corp.                                   415          8,275
Sigma-Aldrich Corp. (a)                                       135          9,383
Steel Dynamics, Inc.                                          254         14,737
Stillwater Mining Co.                                         448          5,224
U.S. Airways Group, Inc.                                      168          7,676
United States Steel Corp.                                     278         17,533
USEC, Inc.                                                    610          6,423
Visteon Corp.                                                 389          2,777
Weyerhaeuser Co. (a)                                          129          7,567
Worthington Industries, Inc. (a)                              515         10,516
                                                                    ------------
                                                                         679,994
                                                                    ------------
TELECOMMUNICATION SERVICES  (1.6%)
Alltel Corp. (a)                                              174          9,600
AT&T, Inc.                                                  2,015         60,431
BellSouth Corp. (a)                                           894         35,018
CenturyTel, Inc. (a)                                          300         11,571
Cincinnati Bell, Inc.                                       1,778          7,130
Citizens Communications Co. Series B                          817         10,482
Embarq Corp.                                                   51          2,308
IDT Corp.                                                     546          7,305
Level 3 Communications, Inc.                                2,364          9,243
NII Holdings, Inc.                                            321         16,942
NTL, Inc.                                                     518         11,836
Qwest Communications International, Inc.                    3,701         29,571
Sprint Nextel Corp. (a)                                     1,385         27,423
Verizon Communications, Inc.                                1,589         53,740
Windstream Corp.                                              180          2,254
                                                                    ------------
                                                                         294,854
                                                                    ------------
UTILITIES (3.9%)
AGL Resources, Inc. (a)                                       529         20,642
Allegheny Energy, Inc.                                        394         16,174
Alliant Energy Corp.                                          283         10,239
Ameren Corp. (a)                                              473         24,360
American Electric Power Co., Inc. (a)                         204          7,368
Aquila, Inc.                                                2,705         12,010
Atmos Energy Corp. (a)                                        582         16,744
Avista Corp.                                                  459         11,466
Black Hills Corp.                                             235          8,420
CenterPoint Energy, Inc.                                      662          9,096
Cleco Corp. (a)                                               358          8,850
CMS Energy Corp. (a)                                          533          7,467
Constellation Energy Group, Inc. (a)                          451         26,116
Dominion Resources, Inc. (Virginia)                           181         14,205
DPL, Inc. (a)                                                 292          8,106
DTE Energy Co. (a)                                            433         18,325
Duke Energy Corp. (Holding Co.)                               706         21,406
Edison International                                          198          8,193
El Paso Electric Co.                                          451          9,886
Energy East Corp. (a)                                         359          8,734
Entergy Corp. (a)                                             110          8,481
Exelon Corp.                                                  220         12,738
FirstEnergy Corp. (a)                                         175          9,800
FPL Group, Inc. (a)                                           192          8,283
Hawaiian Electric Industries, Inc.                            582         16,680
IDACORP, Inc.                                                 302         11,259
KeySpan Corp.                                                 425         17,115
Lattice Semiconductor Corp.                                 1,324          7,812
National Fuel Gas Co. (a)                                     269          9,991

NiSource, Inc. (a)                                            659         14,992
Northeast Utilities                                           504         11,290
Northwest Natural Gas Co.                                     259          9,834
NRG Energy, Inc.                                              197          9,702
NSTAR                                                         260          8,104
ONEOK, Inc. (a)                                               306         11,386
Peoples Energy Corp. (a)                                      273         11,523
Pepco Holdings, Inc.                                          459         11,246
PG&E Corp.                                                    196          8,169
Piedmont Natural Gas Co. (a)                                  522         13,436
Pinnacle West Capital Corp. (a)                               237         10,193
PNM Resources, Inc.                                           452         12,118
PPL Corp.                                                     251          8,539
Progress Energy, Inc.                                         167          7,273
Public Service Enterprise Group, Inc. (a)                     126          8,496
Puget Energy, Inc.                                            386          8,573
Questar Corp. (a)                                             199         17,631
Reliant Energy, Inc.                                          726          9,133
Scana Corp.                                                   249          9,958
Sierra Pacific Resources                                    1,409         20,360
Southern Co. (a)                                              393         13,276
Southern Union Co. (a)                                        758         20,572
Teco Energy, Inc. (a)                                         486          7,747
UGI Corp. (a)                                                 752         18,687
UniSource Energy Corp. (a)                                    304         10,141
Vectren Corp.                                                 550         15,296
Westar Energy, Inc.                                           620         14,322
WGL Holdings, Inc.                                            352         10,571
Wisconsin Energy Corp. (a)                                    285         12,027
Xcel Energy, Inc.                                             976         19,559
                                                                    ------------
                                                                         734,120
                                                                    ------------
TOTAL COMMON STOCKS (COST $15,490,139)                                14,996,403
                                                                    ============
CORPORATE BONDS (5.1%)
CONSUMER DISCRETIONARY (0.2%)
Kimberly-Clark Corp., 5.00%, 8/15/13                       10,000          9,727
May Department Stores Co., 5.75%, 7/15/14                  12,000         11,785
Time Warner Cos., Inc., 7.57%, 2/1/24                      23,000         24,527
                                                                    ------------
                                                                          46,039
                                                                    ------------
CONSUMER STAPLES (0.6%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16                 12,000         11,366
Bottling Group LLC, 4.63%, 11/15/12                        16,000         15,243
Coca-Cola Enterprises, 8.50%, 2/1/22                       12,000         14,914
Conagra Foods, 6.75%, 9/15/11                              12,000         12,471
Kraft Foods, Inc., 6.25%, 6/1/12                           11,000         11,234
Procter & Gamble Co., 4.95%, 8/15/14                       15,000         14,413
Target Corp., 5.88%, 3/1/12                                12,000         12,204
WAL-MART Stores, 4.55%, 5/1/13                             23,000         21,738
                                                                    ------------
                                                                         113,583
                                                                    ------------
ENERGY (0.2%)
Conoco, Inc., 6.95%, 4/15/29                               15,000         16,633
Kinder Morgan Energy Partners, 7.75%, 3/15/32              12,000         13,171
                                                                    ------------
                                                                          29,804
                                                                    ------------
FINANCIALS (2.3%)

Allstate Corp., 7.20%, 12/1/09                             12,000         12,627
American General Finance, 5.38%, 10/1/12                   41,000         40,163
Bank One Corp., 2.63%, 6/30/08                             59,000         56,015
Bear Stearns Co., 3.25%, 3/25/09                           12,000         11,353
Caterpillar Financial Services Corp.,                      12,000         11,788
5.05%, 12/1/10
Citigroup, Inc., 6.63%, 1/15/28                            21,000         22,157
First Union National, 7.80%, 8/18/10                       23,000         24,769
Goldman Sachs Group, Inc., 5.13%, 1/15/15                  35,000         33,139
Household Finance Corp., 4.63%, 1/15/08                    53,000         52,421
John Deere Capital Corp., 7.00%, 3/15/12                   12,000         12,747
John Hancock Global Funding, 7.90%, 7/2/10                 12,000         13,087
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12             15,000         15,665
Merrill Lynch & Co., 4.25%, 2/8/10                          8,000          7,660
Morgan Stanley Dean Witter, 6.75%, 4/15/11                 29,000         30,302
National City Corp., 4.50%, 3/15/10                        12,000         11,588
Prudential Financial, Inc., 5.10%, 9/20/14                 12,000         11,388
Sprint Capital Corp., 8.38%, 3/15/12                       24,000         26,647
U.S. Bank NA, 6.38%, 8/1/11                                15,000         15,579
Wells Fargo & Co., 4.63%, 8/9/10                           26,000         25,302
                                                                    ------------
                                                                         434,397
                                                                    ------------
HEALTH CARE (0.1%)
Wyeth, 5.50%, 2/1/14                                       15,000         14,698
                                                                    ------------
INDUSTRIALS (0.4%)
Boeing Co., 6.13%, 2/15/33                                 12,000         12,343
General Electric Co., 5.00%, 2/1/13                        52,000         50,334
Tyco International Group SA, 6.38%, 10/15/11               12,000         12,376
                                                                    ------------
                                                                          75,053
                                                                    ------------
INFORMATION TECHNOLOGY (0.4%)
Bellsouth Corp., 4.20%, 9/15/09                            18,000         17,274
IBM Corp., 8.38%, 11/1/19                                  12,000         14,627
Motorola, Inc., 7.63%, 11/15/10                             8,000          8,622
SBC Communications, Inc., 6.15%,                           29,000         26,955
9/15/34
                                                                    ------------
                                                                          67,478
                                                                    ------------
MATERIALS (0.2%)
Burlington North Santa Fe, 7.00%, 12/15/25                 12,000         13,073
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14                9,000          8,511
United Technologies Corp., 4.88%, 5/1/15                    9,000          8,492
Weyerhaeuser Co., 6.95%, 8/1/17                            12,000         12,391
                                                                    ------------
                                                                          42,467
                                                                    ------------
UTILITIES (0.7%)
Carolina Power and Light, 5.13%, 9/15/13                   12,000         11,553
Consolidated Edison, Inc., 4.70%, 6/15/09                  46,000         45,099

Dominion Resources, 4.13%, 2/15/08                         15,000         14,680
Duke Energy Corp., 6.25%, 1/15/12                          12,000         12,312
Exelon Corp., 4.90%, 6/15/15                               12,000         11,056
National Rural Utilities, 7.25%, 3/1/12                    15,000         16,120
Southern Power Co., 4.88%, 7/15/15                         12,000         11,045
                                                                    ------------
                                                                         121,865
                                                                    ------------
TOTAL CORPORATE BONDS (COST $960,725)                                    945,384
                                                                    ============
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
   (5.1%)
FANNIE MAE (2.6%)
6.00%, 6/1/17, Pool #555004                                29,481         29,691
5.50%, 8/1/17, Pool #826283                                10,827         10,746
5.50%, 2/1/18, Pool #703712                                30,595         30,271
5.00%, 5/1/18, Pool #703444                                30,529         29,653
4.50%, 1/1/19, Pool #735057                                17,206         16,479
5.00%, 8/1/19, Pool #793396                                16,726         16,246
5.00%, 12/1/19, Pool #745369                               11,291         11,003
5.00%, 3/1/20, Pool #819410                                11,452         11,127
5.50%, 3/1/20, Pool #735611                                11,249         11,161
4.50%, 9/1/20, Pool #839289                                17,591         16,808
5.50%, 7/1/25, Pool #255809                                43,161         42,281
6.00%, 10/1/32, Pool #667994                               39,739         39,646
6.00%, 9/1/33, Pool #736937                                17,898         17,788
7.00%, 4/1/34, Pool #780703                                33,302         34,160
5.00%, 5/1/34, Pool #768230                                28,225         26,712
6.00%, 4/1/35, Pool #735503                                16,094         16,046
5.00%, 8/1/35, Pool #848355                                54,800         51,862
6.50%, 4/1/36, Pool #851187                                69,853         70,688
                                                                    ------------
                                                                         482,368
                                                                    ------------
FREDDIE MAC (2.2%)
4.00%, 6/1/18, Pool #E01401                                28,613         26,730
5.00%, 10/1/18, Pool #B10252                                3,184          3,096
4.50%, 11/1/18, Pool #E01489                               28,674         27,387
4.50%, 12/1/18, Pool #G11657                               23,219         22,177
4.50%, 1/1/19, Pool #B11878                                45,251         43,220
4.50%, 7/1/19, Pool #B15661                                11,949         11,397
5.00%, 8/1/33, Pool #A12886                                23,932         22,740
5.50%, 8/1/33, Pool #A11851                                36,915         36,016
5.00%, 10/1/33, Pool #A14805                               40,244         38,239
5.00%, 4/1/34, Pool #A20534                                23,690         22,475
6.00%, 7/1/34, Pool #A24370                                32,040         31,933
5.50%, 10/1/34, Pool #A27526                               30,433         29,673
5.00%, 12/1/34, Pool #A29017                               41,271         39,155
5.50%, 11/1/35, Pool #A47728                               58,234         56,607
                                                                    ------------
                                                                         410,845
                                                                    ------------
GINNIE MAE (0.3%)
5.50%, 4/15/33, Pool #603566                               13,755         13,483
5.50%, 4/15/34, Pool #626116                               10,342         10,135
6.00%, 9/20/34, Pool #3611                                 17,131         17,108
5.50%, 9/15/35, Pool #644611                               11,964         11,717
                                                                    ------------
                                                                          52,443
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH
   SECURITIES (COST $953,921)                                            945,656
                                                                    ============
U.S. GOVERNMENT AGENCY SECURITIES (1.5%)
FANNIE MAE (0.6%)
4.63%, 1/15/08, MTN                                        40,000         39,612
4.50%, 10/15/08, MTN                                       35,000         34,485
6.63%, 9/15/09, MTN                                        35,000         36,400
                                                                    ------------
                                                                         110,497
                                                                    ------------

FEDERAL HOME LOAN BANK (0.4%)
4.63%, 2/8/08, Series 627                                  40,000         39,600
4.63%, 11/21/08, Series 598                                35,000         34,538
                                                                    ------------
                                                                          74,138
                                                                    ------------
FREDDIE MAC (0.5%)
4.63%, 12/19/08, MTN                                       25,000         24,663
4.75%, 1/18/11, MTN                                        25,000         24,484
4.75%, 1/19/16, MTN                                        20,000         19,061
6.25%, 7/15/32, MTN                                        25,000         27,535
                                                                    ------------
                                                                          95,743
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
   (COST $283,704)                                                       280,378
                                                                    ============
U.S. TREASURY OBLIGATIONS (5.1%)
U.S. TREASURY BILLS (1.5%)
4.75%, 8/17/06                                             25,000         24,947
5.00%, 10/19/06                                           261,000        258,209
                                                                    ------------
                                                                         283,156
                                                                    ------------
U.S. TREASURY BONDS (0.5%)
6.00%, 2/15/26                                             35,000         38,531
5.25%, 11/15/28                                            27,000         27,335
5.38%, 2/15/31                                             35,000         36,189
                                                                    ------------
                                                                         102,055
                                                                    ------------
U.S. TREASURY NOTES (3.1%)
3.13%, 5/15/07                                            152,000        149,643
5.63%, 5/15/08                                             25,000         25,265
4.00%, 6/15/09                                            149,000        145,345
4.00%, 4/15/10                                             14,000         13,570
5.00%, 2/15/11                                             90,000         90,432
4.88%, 2/15/12                                             70,000         69,904
4.00%, 2/15/15                                             60,000         56,011
4.25%, 8/15/15                                             18,000         17,058
                                                                    ------------
                                                                         567,228
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $959,952)                          952,439
                                                                    ============
INVESTMENT COMPANIES (2.7%)
American Beacon U.S. Government Money Market              505,717        505,717
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $505,717)                               505,717
                                                                    ============
TOTAL INVESTMENTS (COST $19,154,158) (B) - 100.0%                     18,625,977
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                               5,049
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 18,631,026
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $ 15,309:

Unrealized Appreciation                                              $   653,319
Unrealized (Depreciation)                                             (1,196,809)
                                                                     -----------
Net Unrealized Appreciation (Depreciation)                           $  (543,490)
                                                                     ===========

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS
NESTEGG DOW JONES U.S. 2040 FUND

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         SHARES
                                                           OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (90.3%)
CONSUMER DISCRETIONARY (7.3%)
Activision, Inc.                                              797   $      9,524
Actuant Corp. Class A                                         189          8,318
Altria Group, Inc.                                          1,169         93,486
Anheuser-Busch Cos., Inc. (a)                                 645         31,057
Archer-Daniels-Midland Co. (a)                                396         17,424
ArvinMeritor, Inc.                                            628         10,337
Avon Products, Inc. (a)                                       355         10,291
Beazer Homes USA, Inc. (a)                                    273         11,381
Black & Decker Corp. (a)                                      241         16,993
Brown-Forman Corp. Class B (a)                                184         13,515
Brunswick Corp. (a)                                           294          8,694
Bunge Ltd.                                                    337         18,393
Callaway Golf Co. (a)                                         588          7,438
Carolina Group                                                706         40,511
Centex Corp. (a)                                              390         18,451
Champion Enterprises, Inc.                                    657          4,356
Church & Dwight Co. (a)                                       443         16,170
Cintas Corp. (a)                                              395         13,944
Clorox Co. (a)                                                148          8,871
Coach, Inc.                                                   296          8,498
Coca-Cola Co. (a)                                           1,402         62,390
Colgate-Palmolive Co. (a)                                     401         23,787
Comcast Corp. Class A                                         975         33,521
Cooper Tire & Rubber Co. (a)                                  760          7,592
Corn Products International, Inc.                             578         19,224
Del Monte Foods Co.                                           840          8,803
Eastman Kodak Co. (a)                                         871         19,380
Electronic Arts, Inc.                                         235         11,071
Energizer Holdings, Inc.                                      207         13,171
Estee Lauder Cos., Inc.                                       394         14,704
Flowers Foods, Inc.                                           393         11,193
Ford Motor Co.                                              1,166          7,777
Furniture Brands International, Inc. (a)                      458          9,187
Garmin Ltd.                                                   170         16,148
General Mills, Inc. (a)                                       235         12,197
General Motors Corp. (a)                                      335         10,797
Gentex Corp.                                                  658          8,778
Genuine Parts Co. (a)                                         532         22,152
Goodyear Tire & Rubber Co. (a)                                914         10,054
H.J. Heinz Co. (a)                                            290         12,171
Hain Celestial Group, Inc.                                    442          9,547
Hansen Natural Corp. (a)                                       64          2,943
Harley-Davidson, Inc. (a)                                     212         12,084
Harman International Industries, Inc. (a)                     180         14,436
Hasbro, Inc. (a)                                              489          9,144
Hershey Co. (a)                                               169          9,290
HNI Corp.                                                     181          7,350
Hormel Foods Corp. (a)                                        313         11,809

JM Smuckers Co.                                               245         10,934
Johnson Controls, Inc. (a)                                    127          9,749
Jones Apparel Group, Inc.                                     371         10,982
KB Home                                                       233          9,907
Kellwood Co. (a)                                              326          8,623
Kimberly-Clark Corp. (a)                                      309         18,864
La-Z-Boy, Inc. (a)                                            615          7,841
Lancaster Colony Corp. (a)                                    251          9,618
Leggett & Platt, Inc. (a)                                     580         13,236
Lennar Corp. Class A                                          373         16,684
Liberty Global, Inc. Series C                                 640         13,555
Liz Claiborne, Inc. (a)                                       331         11,701
Martek Biosciences Corp.                                      299          8,351
Mattel, Inc. (a)                                            1,228         22,153
McCormick & Co., Inc. (a)                                     464         16,268
Modine Manufacturing Co.                                      392          9,239
Mohawk Industries, Inc.                                       158         10,905
Molson Coors Brewing Co. Class B                              220         15,719
Newell Rubbermaid, Inc. (a)                                   837         22,063
Nike, Inc. Class B (a)                                        141         11,139
Nu Skin Enterprises, Inc. Class A (a)                         626          8,952
NutriSystem, Inc.                                             246         13,018
NVR, Inc.                                                      17          8,415
OfficeMax, Inc.                                               253         10,401
PepsiCo, Inc. (a)                                           1,103         69,909
PETCO Animal Supplies, Inc.                                   480         13,474
Phillips-Van Heusen Corp. (a)                                 259          9,202
Polaris Industries, Inc. (a)                                  290         11,084
Polo Ralph Lauren Corp.                                       179         10,210
Ralcorp Holdings, Inc. (a)                                    272         11,337
Sara Lee Corp. (a)                                            523          8,839
Smithfield Foods, Inc.                                        396         11,266
Snap-On, Inc. (a)                                             474         19,913
Standard Pacific Corp. (a)                                    286          6,386
Stanley Works (a)                                             359         16,288
Starwood Hotels & Resorts Worldwide                           170          8,939
Steelcase, Inc. Class A                                       519          7,624
Take-Two Interactive Software, Inc.                           655          7,015
THQ, Inc.                                                     433          9,825
Timberland Co. (a)                                            391         10,068
Time Warner, Inc.                                           2,226         36,730
Tupperware Brands Corp. (a)                                   472          8,147
Tyson Foods, Inc. Class A (a)                                 718         10,160
Universal Corp. (a)                                           303         10,702
UST, Inc. (a)                                                 502         25,376
VF Corp. (a)                                                  271         18,379
WCI Communities, Inc.                                         426          6,692
Weight Watchers International, Inc.                           187          7,482
WM. Wrigley Jr. Co. (a)                                       170          7,796
Wolverine World Wide, Inc. (a)                                519         13,203
Yankee Candle Co., Inc.                                       317          7,706
                                                                    ------------
                                                                       1,460,421
                                                                    ------------
CONSUMER STAPLES (11.3%)
Abercrombie & Fitch Co.                                       256         13,558
Adesa, Inc.                                                   386          7,878
Advance Auto Parts, Inc.                                      321          9,717
ADVO, Inc.                                                    293         10,610
Aeropostale, Inc.                                             389         10,779
AirTran Holdings, Inc. (a)                                    774          9,706
Amazon.com, Inc. (a)                                          292          7,852
American Greetings Corp. Class A (a)                          576         12,977

AmerisourceBergen Corp.                                       609         26,187
Andrx Group                                                   659         15,717
Ann Taylor Stores Corp.                                       509         20,900
aQuantive, Inc.                                               546         11,193
ARAMARK Corp. Class B                                         362         11,620
Arbitron, Inc.                                                288         10,544
AutoNation, Inc.                                              593         11,682
AutoZone, Inc. (a)                                            164         14,411
Avid Technology, Inc.                                         290         10,220
Barnes & Noble, Inc.                                          391         13,106
Bed Bath & Beyond, Inc.                                       291          9,743
Best Buy Co., Inc.                                            308         13,965
Big Lots, Inc.                                              1,043         16,855
Bob Evans Farms, Inc. (a)                                     319          8,785
Borders Group, Inc.                                           661         12,566
Brinker International, Inc.                                   259          8,392
Cablevision Systems Corp.                                     551         12,260
Cardinal Health, Inc. (a)                                     332         22,244
Career Education Corp.                                        287          8,168
CarMax, Inc.                                                  305         10,614
Casey's General Stores, Inc.                                  424          9,595
Catalina Marketing Corp.                                      535         15,552
CBRL Group, Inc.                                              326         10,650
CDW Corp.                                                     183         10,812
CEC Entertainment, Inc.                                       318          9,391
Cendant Corp.                                                 677         10,162
Charming Shoppes, Inc. (a)                                    966          9,959
Cheesecake Factory, Inc.                                      543         12,408
Chemed Corp.                                                  177          6,510
Chico's Fas, Inc.                                             524         11,869
Children's Place Retail Stores, Inc.                          171          9,545
Christopher & Banks Corp.                                     433         12,206
Circuit City Stores, Inc. (a)                                 554         13,573
CNET Networks, Inc.                                           962          8,119
Continental Airlines, Inc. Class B                            764         20,124
Costco Wholesale Corp. (a)                                    365         19,257
CVS Corp. (a)                                                 627         20,515
DeVry, Inc. (a)                                               554         11,689
Dick's Sporting Goods, Inc.                                   304         11,069
Dillard's, Inc. (a)                                           627         18,829
Discovery Holding Co. Class A                                 815         10,856
Dollar General Corp. (a)                                    1,253         16,815
Dollar Tree Stores, Inc.                                      459         12,209
DreamWorks Animation SKG, Inc. Class A                        414          8,669
Dress Barn, Inc.                                              416          8,977
Dun & Bradstreet Corp.                                        202         13,477
E.W. Scripps Co. Class A                                      238         10,170
eBay, Inc.                                                    808         19,449
EchoStar Communications Corp. (a)                             637         22,327
Entercom Communications Corp. Class A                         447         11,331
Family Dollar Stores, Inc. (a)                                617         14,018
Fastenal Co.                                                  413         14,690
Federated Department Stores, Inc.                             348         12,218
Foot Locker, Inc.                                             659         17,905
Gannett Co., Inc. (a)                                         164          8,548
Gaylord Entertainment Co.                                     276         10,549
Getty Images, Inc.                                            143          6,671
Guitar Center, Inc.                                           182          7,739
H&R Block, Inc. (a)                                           908         20,657
Harrah's Entertainment, Inc. (a)                              142          8,536
Home Depot, Inc. (a)                                        1,406         48,803

IHOP Corp.                                                    188          8,546
International Game Technology (a)                             264         10,206
International Speedway Corp. Class A (a)                      200          9,050
Interpublic Group of Cos. (a)                               1,283         10,508
ITT Educational Services, Inc. (a)                            319         21,507
J.C. Penney Co., Inc. (a)                                     200         12,592
Jack in the Box, Inc.                                         255         10,057
John Wiley & Sons, Inc. Class A (a)                           291          9,626
Kohl's Corp. (a)                                              238         13,478
Krispy Kreme Doughnuts, Inc.                                  203          1,719
Kroger Co. (a)                                                482         11,052
Lamar Advertising Co. Class A                                 249         12,211
Laureate Education, Inc.                                      312         14,243
Live Nation, Inc.                                             574         12,031
Longs Drug Stores Corp. (a)                                   280         11,514
Lowe's Cos. (a)                                             1,142         32,376
Marriott International, Inc. Class A (a)                      294         10,343
Matthews International Corp. Class A                          300         10,302
McClatchy Co. Class A                                         647         27,426
McDonald's Corp. (a)                                          839         29,692
McGraw-Hill Cos. (a)                                          290         16,327
McKesson Corp. (a)                                            216         10,884
Media General, Inc. Class A (a)                               196          7,140
Men's Wearhouse, Inc.                                         341         10,609
Meredith Corp. (a)                                            281         13,272
Michaels Stores, Inc.                                         397         16,841
NAVTEQ                                                        263          7,411
Netflix, Inc.                                                 471          9,745
New York Times Co. Class A (a)                                444          9,843
News Corp. Class A                                            960         18,470
News Corp. Class B                                            522         10,503
Nordstrom, Inc. (a)                                           681         23,358
O'Reilly Automotive, Inc.                                     326          9,242
Office Depot, Inc.                                            901         32,481
Omnicare, Inc. (a)                                            484         21,906
Omnicom Group, Inc.                                           140         12,391
P.F. Chang's China Bistro, Inc.                               246          7,437
Pacific Sunwear of California, Inc.                           536          8,940
Panera Bread Co. Class A                                      207         10,828
Payless Shoesource, Inc.                                      615         15,916
Penn National Gaming, Inc.                                    252          8,334
PetSmart, Inc.                                                422          9,942
Pier 1 Imports, Inc. (a)                                      943          6,412
Pinnacle Entertainment, Inc.                                  415         11,383
Procter & Gamble Co. (a)                                    2,319        130,329
R.H. Donnelley Corp.                                          213         11,121
RadioShack Corp.                                              566          9,152
Regis Corp.                                                   309         10,407
Rent-A-Center, Inc.                                           887         23,887
Royal Caribbean Cruises Ltd.                                  402         13,628
Ruby Tuesday, Inc. (a)                                        438          9,618
Sabre Holdings Corp. (a)                                      399          8,259
Safeway, Inc. (a)                                             370         10,390
Saks, Inc.                                                  1,138         18,367
Scientific Games Corp.                                        469         15,932
Sears Holdings Corp.                                           76         10,431
Service Corp. International (a)                             2,804         21,058
ServiceMaster Co.                                             888          9,138
Sirius Satellite Radio, Inc.                                3,511         14,746
Six Flags, Inc.                                               880          4,646
Sonic Corp.                                                   619         12,182
Staples, Inc.                                                 566         12,237

Starbucks Corp.                                               595         20,385
Station Casinos, Inc. (a)                                     142          7,790
Strayer Education, Inc. (a)                                   102         11,052
Supervalu, Inc. (a)                                           411         11,142
Sysco Corp. (a)                                               480         13,248
Target Corp.                                                  443         20,343
Tractor Supply Co.                                            245         11,206
Univision Communications, Inc. Class A                        748         24,983
Urban Outfitters, Inc.                                        345          5,034
VCA Antech, Inc.                                              572         20,003
Viacom, Inc. Class B                                          539         18,784
Wal-Mart Stores, Inc. (a)                                   1,871         83,261
Walgreen Co. (a)                                              966         45,189
Washington Post Co. Class B (a)                                18         13,878
Wendy's International, Inc. (a)                               471         28,335
Whole Foods Market, Inc.                                      377         21,681
Williams-Sonoma, Inc.                                         273          8,681
WM Wrigley Jr. Co.                                             42          1,919
Wynn Resorts Ltd.                                             202         12,930
XM Satellite Radio Holdings, Inc. Class A                     650          7,540
Yum! Brands, Inc.                                             219          9,855
Zale Corp.                                                    615         15,750
                                                                    ------------
                                                                       2,255,308
                                                                    ------------
ENERGY (7.7%)
Anadarko Petroleum Corp. (a)                                  298         13,631
Apache Corp. (a)                                              217         15,292
Atwood Oceanics, Inc.                                         250         11,733
Baker Hughes, Inc. (a)                                        265         21,187
BJ Services Co.                                               225          8,161
Cabot Oil & Gas Corp. (a)                                     340         17,935
Cheniere Energy, Inc.                                         355         12,421
Chesapeake Energy Corp. (a)                                 1,025         33,723
Chevron Corp.                                               1,252         82,356
ConocoPhillips                                                849         58,275
Core Laboratories N.V. (a)                                    243         17,739
Denbury Resources, Inc. (a)                                   798         27,667
Devon Energy Corp.                                            295         19,069
Diamond Offshore Drilling, Inc. (a)                           179         14,128
Duquesne Light Holdings                                       783         15,245
Dynegy, Inc. Class A                                        2,431         13,687
El Paso Corp.                                               2,004         32,064
Encore Acquisition Co.                                        325          9,900
ENSCO International, Inc. (a)                                 445         20,568
EOG Resources, Inc.                                           187         13,866
Exxon Mobil Corp.                                           3,455        234,041
FMC Technologies, Inc.                                        171         10,776
Forest Oil Corp.                                              489         16,386
Global Industries Ltd. (a)                                    772         12,877
GlobalSantaFe Corp.                                           164          9,009
Grant Prideco, Inc.                                           377         17,157
Grey Wolf, Inc.                                             1,726         13,221
Halliburton Co. (a)                                           794         26,488
Hanover Compressor Co. (a)                                    828         15,732
Helix Energy Solutions Group, Inc.                            499         19,456
Houston Exploration Co. (a)                                   197         12,580
Hydril                                                        181         12,538
Kerr-Mcgee Corp. (a)                                          275         19,305
Kinder Morgan, Inc.                                            89          9,078
Lone Star Technologies, Inc. (a)                              202          9,514
Marathon Oil Corp.                                            242         21,935
Maverick Tube Corp. (a)                                       297         18,946

McDermott International, Inc. (a)                             255         11,613
Nabors Industries Ltd.                                        926         32,706
National Oilwell Varco, Inc.                                  289         19,375
Noble Corp.                                                   388         27,839
Noble Energy, Inc.                                            531         26,874
Occidental Petroleum Corp. (a)                                282         30,386
Oceaneering International, Inc.                               352         15,389
OGE Energy Corp. (a)                                          814         30,810
Parker Drilling Co. (a)                                       961          6,977
Patterson-UTI Energy, Inc.                                    507         14,358
Plains Exploration & Production Co.                           254         11,166
Pogo Producing Co.                                            230         10,182
Pride International, Inc.                                     463         13,830
Range Resources Corp. (a)                                     364         10,232
Rowan Cos., Inc. (a)                                          321         10,872
Schlumberger Ltd. (a)                                         852         56,956
SEACOR Holding, Inc. (a)                                      135         10,982
Smith International, Inc.                                     623         27,767
Southwestern Energy Co. (a)                                   490         16,856
St. Mary Land & Exploration Co.                               402         17,286
Stone Energy Corp. (a)                                        299         13,978
Tesoro Corp. (a)                                              204         15,259
Tetra Technologies, Inc. (a)                                  636         18,196
TODCO                                                         424         16,159
Transocean, Inc. (a)                                          256         19,771
Unit Corp. (a)                                                269         15,774
Valero Energy Corp. (a)                                       405         27,309
Veritas DGC, Inc. (a)                                         303         17,353
Weatherford International, Inc.                               192          8,993
Western Gas Resources, Inc. (a)                               261         15,827
Williams Cos. (a)                                             475         11,519
XTO Energy, Inc.                                              269         12,640
                                                                    ------------
                                                                       1,532,920
                                                                    ------------
FINANCIALS (20.3%)
A.G. Edwards, Inc. (a)                                        233         12,573
ACE Ltd.                                                      209         10,770
Affiliated Managers Group, Inc.                               234         21,423
AFLAC, Inc. (a)                                               389         17,170
Alexandria Real Estate Equities, Inc.                         157         14,824
Allstate Corp. (a)                                            278         15,796
AMB Property Corp.                                            260         13,632
AMBAC Financial Group, Inc. (a)                               320         26,595
American Express Co. (a)                                      814         42,377
American Financial Group, Inc.                                361         15,202
American Home Mortgage Investment Corp. REIT                  408         14,247
American International Group, Inc. (a)                      1,267         76,869
AmeriCredit Corp.                                             424         10,426
AmerUs Group Co. Class A                                      360         24,152
AmSouth Bancorp (a)                                         1,057         30,294
Annaly Mortgage Management, Inc.                            1,098         14,065
Aon Corp. (a)                                                 803         27,487
Archstone-Smith Trust                                         645         33,843
Arthur J. Gallagher & Co. (a)                                 391         10,623
Associated Banc-Corp.                                         389         12,199
Assurant, Inc.                                                355         17,100
Astoria Financial Corp.                                       309          9,193
AvalonBay Communities, Inc.                                   213         24,904
Axis Capital Holdings Ltd.                                    370         10,937
BancorpSouth, Inc. (a)                                        652         17,832
Bank of America Corp. (a)                                   2,630        135,524
Bank of Hawaii Corp.                                          373         18,478

Bank of New York Co. (a)                                      514         17,276
BB&T Corp. (a)                                                359         15,074
Bear Stearns Cos. (a)                                          71         10,073
Boston Properties, Inc.                                       342         33,584
Brandywine Realty Trust                                       790         24,996
Brown & Brown, Inc.                                           329         10,327
Capital One Financial Corp. (a)                               198         15,315
CapitalSource, Inc.                                           443         10,450
Cathay General Bancorp                                        301         11,062
CB Richard Ellis Group, Inc. Class A                          534         12,565
CBL & Associates Properties, Inc.                             419         16,408
Charles Schwab Corp. (a)                                    1,038         16,483
Chicago Mercantile Exchange Holdings, Inc.                     21          9,685
Chittenden Corp.                                              418         11,796
Chubb Corp. (a)                                               264         13,311
Cincinnati Financial Corp. (a)                                468         22,071
CIT Group, Inc.                                               641         29,428
Citigroup, Inc. (a)                                         2,943        142,176
Citizens Banking Corp.                                        486         12,340
Colonial Bancgroup, Inc. (a)                                  469         11,913
Colonial Properties Trust                                     405         19,412
Commerce Bancshares, Inc.                                     207         10,532
Compass Bancshares, Inc.                                      374         22,044
Conseco, Inc.                                                 459         10,465
Countrywide Financial Corp. (a)                               393         14,081
Cousins Properties, Inc.                                      365         11,596
Cullen/Frost Bankers, Inc. (a)                                362         21,257
Delphi Financial Group, Inc. Class A (a)                      284         10,799
Deluxe Corp. (a)                                              506          8,602
Doral Financial Corp.                                       1,105          5,658
Duke Realty Corp.                                             434         16,171
E*TRADE Financial Corp.                                     1,084         25,268
East West Bancorp, Inc.                                       371         14,970
Eaton Vance Corp. (a)                                         544         13,469
Equity Inns, Inc.                                             626          9,872
Equity Lifestyle Properties, Inc.                             196          8,422
Equity Office Properties Trust                                337         12,776
Erie Indemnity Co. Class A                                    193          9,563
Essex Property Trust, Inc.                                    146         17,095
Everest Re Group Ltd.                                         187         17,692
F.N.B. Corp.                                                  615         10,172
Fannie Mae (a)                                                444         21,272
Federal Realty Investment Trust                               154         11,173
Federated Investors, Inc.                                     291          9,024
Felcor Lodging Trust, Inc.                                    556         12,232
Fidelity National Financial, Inc. (a)                         487         18,676
Fifth Third Bancorp (a)                                       311         11,862
First American Corp. (a)                                      254          9,401
First Bancorp (Puerto Rico) (a)                               889          8,437
First Horizon National Corp.                                  375         15,713
First Marblehead Corp. (a)                                     42          1,924
First Midwest Bancorp (a)                                     420         14,994
First Niagara Financial Group, Inc.                         1,069         15,639
FirstFed Financial Corp. (a)                                  153          8,637
FirstMerit Corp. (a)                                          708         15,519
Forest City Enterprises, Inc. Class A                         233         11,627
Franklin Resources, Inc. (a)                                  110         10,060
Freddie Mac (a)                                               317         18,342
Fulton Financial Corp.                                      1,493         24,709
Genworth Financial, Inc. Class A                            1,161         39,822
Goldman Sachs Group, Inc.                                     163         24,898

Greater Bay Bancorp (a)                                       464         13,289
Hartford Financial Services Group, Inc. (a)                   199         16,883
Health Care Property Investors, Inc.                          413         11,324
Health Care REIT, Inc.                                        522         18,891
Healthcare Realty Trust, Inc.                                 426         14,096
Highwoods Properties, Inc.                                    486         18,099
Hilb Rogal & Hobbs Co. (a)                                    334         13,527
Home Properties, Inc.                                         285         15,897
Horace Mann Educators Corp.                                   508          8,621
Hospitality Properties Trust                                  202          8,801
HRPT Properties Trust                                       1,899         22,313
Hudson City Bancorp, Inc.                                   2,517         32,645
Huntington Bancshares, Inc. (a)                               656         15,974
Impac Mortgage Holdings, Inc.                                 831          8,950
IndyMac Bancorp, Inc.                                         550         23,238
Investment Technology Group, Inc. (a)                         343         17,273
Investors Financial Services Corp. (a)                        263         11,788
iStar Financial, Inc.                                         338         13,439
Janus Capital Group, Inc.                                     690         11,171
Jefferies Group, Inc. (a)                                     688         17,874
Jones Lang LaSalle, Inc.                                      203         16,585
JPMorgan Chase & Co.                                        1,829         83,439
KeyCorp (a)                                                   270          9,963
Kilroy Realty Corp.                                           269         19,876
Kimco Realty Corp.                                            649         25,467
Knight Capital Group, Inc. Class A                            972         16,077
LaBranche & Co., Inc.                                         669          6,610
LaSalle Hotel Properties                                      367         15,161
Lazard Ltd.                                                   349         13,628
Legg Mason, Inc. (a)                                           85          7,095
Lehman Brothers Holdings, Inc. (a)                            238         15,458
Lexington Corporate Properties Trust                          614         12,231
Liberty Property Trust                                        268         12,556
Lincoln National Corp. (a)                                    874         49,538
Loews Corp. (a)                                               312         11,563
Macerich Co.                                                  201         14,623
Mack-Cali Realty Corp.                                        556         26,860
Markel Corp.                                                   37         12,604
Marsh & McLennan Cos. (a)                                     347          9,379
Marshall & Ilsley Corp. (a)                                   584         27,430
MBIA, Inc. (a)                                                412         24,230
Mellon Financial Corp. (a)                                    276          9,660
Mercantile Bankshares Corp. (a)                               374         13,299
Merrill Lynch & Co., Inc. (a)                                 557         40,561
MetLife, Inc.                                                 271         14,092
MGIC Investment Corp. (a)                                     290         16,504
Moody's Corp.                                                 195         10,702
Morgan Stanley (a)                                            722         48,013
Nasdaq Stock Market, Inc. (a)                                 511         14,068
National City Corp. (a)                                       371         13,356
National Financial Partners Corp.                             304         13,692
Nationwide Financial Services, Inc. Class A (a)               518         23,351
Nationwide Health Properties, Inc.                            611         14,493
NCO Group, Inc.                                               339          8,967
New Century Financial Corp.                                   458         19,996
New Plan Excel Realty Trust, Inc.                             439         11,379
New York Community Bancorp, Inc.                              732         11,954
North Fork Bancorp                                            368         10,425
NovaStar Financial, Inc.                                      349         12,079
Ohio Casualty Corp.                                           576         14,930

Old National Bancorp                                          626         11,944
Old Republic International Corp. (a)                          651         13,847
Pacific Capital Bancorp                                       391         11,519
Pan Pacific Retail Properties, Inc.                           284         19,624
Park National Corp.                                           108         10,972
PartnerRe Ltd.                                                166         10,314
Pennsylvania Real Estate Investment Trust                     304         11,972
Philadelphia Consolidated Holding Co. (a)                     479         16,224
Phoenix Cos., Inc.                                            813         11,057
Platinum Underwriters Holdings Ltd.                           490         13,862
Plum Creek Timber Co., Inc. REIT                              559         19,040
PMI Group, Inc.                                               285         12,101
PNC Financial Services Group, Inc. (a)                        193         13,672
Popular, Inc.                                                 744         13,385
Post Properties, Inc.                                         369         17,716
Potlatch Corp. REIT                                           256          8,860
Principal Financial Group, Inc.                               185          9,990
ProAssurance Corp.                                            267         13,273
Progressive Corp. (a)                                         536         12,966
Protective Life Corp. (a)                                     196          9,077
Provident Bankshares Corp.                                    299         10,994
Provident Financial Services, Inc.                            623         11,239
Prudential Financial, Inc.                                    219         17,222
Public Storage, Inc.                                          259         20,795
Radian Group, Inc. (a)                                        262         16,121
Realty Income Corp.                                           758         17,343
Reckson Associates Realty Corp.                               729         32,462
Redwood Trust, Inc. (a)                                       277         13,180
Regions Financial Corp.                                       306         11,105
RenaissanceRe Holdings Ltd.                                   216         11,191
Republic Bancorp, Inc. (a)                                    901         11,767
Safeco Corp. (a)                                              375         20,145
SEI Investments Co. (a)                                       271         13,241
Selective Insurance Group, Inc. (a)                           194          9,894
Shurgard Storage Centers, Inc.                                437         28,798
Simon Property Group, Inc.                                    171         14,626
Sky Financial Group, Inc.                                     457         11,210
SL Green Realty Corp.                                          93         10,630
SLM Corp.                                                     323         16,247
South Financial Group, Inc.                                   674         18,211
Sovereign Bancorp, Inc.                                     1,196         24,684
St. Joe Co.                                                   207          9,294
St. Paul Travelers Cos., Inc. (a)                             458         20,976
StanCorp Financial Group, Inc. (a)                            397         17,107
Sterling Bancshares, Inc.                                     533         10,441
SunTrust Banks, Inc. (a)                                      239         18,850
Susquehanna Bancshares, Inc.                                  420         10,156
SVB Financial Group                                           248         11,115
Synovus Financial Corp. (a)                                   785         22,184
T. Rowe Price Group, Inc.                                     760         31,396
Taubman Centers, Inc.                                         355         14,733
TCF Financial Corp.                                           391         10,522
TD Ameritrade Holding Corp.                                   801         13,120
TD Banknorth, Inc.                                            359         10,411
Thornburg Mortgage, Inc.                                      911         23,322
Torchmark Corp. (a)                                           315         19,048
Trizec Properties, Inc.                                       390         11,216
Trustco Bank Corp.                                            882          9,711
Trustmark Corp.                                               445         14,111
U.S. Bancorp                                                  833         26,656

UnionBanCal Corp.                                             170         10,504
United Bankshares, Inc.                                       373         13,290
United Dominion Realty Trust, Inc.                            417         11,613
Unitrin, Inc.                                                 188          7,520
UnumProvident Corp. (a)                                       904         14,672
Valley National Bancorp                                       491         12,751
Ventas, Inc.                                                  312         11,148
W Holding Co., Inc.                                         1,198          6,313
Wachovia Corp.                                                805         43,172
Washington Federal, Inc.                                      783         17,516
Washington Mutual, Inc. (a)                                   649         29,010
Washington Real Estate Investment Trust                       378         14,016
Weingarten Realty Investors                                   349         13,946
Wells Fargo & Co. (a)                                         922         66,697
Westamerica Bancorp                                           222         10,680
White Mountains Insurance Group Ltd.                           23         11,282
Whitney Holding Corp. (a)                                     747         26,959
Willis Group Holdings Ltd.                                    507         16,493
Wilmington Trust Corp. (a)                                    284         12,368
Wintrust Financial Corp.                                      219         10,514
XL Capital Ltd. Class A                                       145          9,237
                                                                    ------------
                                                                       4,061,322
                                                                    ------------
HEALTH CARE (9.8%)
Abbott Laboratories (a)                                       905         43,232
Advanced Medical Optics, Inc.                                 454         22,360
Aetna, Inc.                                                   443         13,950
Alexion Pharmaceuticals, Inc.                                 286          9,827
Allergan, Inc. (a)                                            120         12,942
American Medical Systems Holdings, Inc.                       445          8,121
Amgen, Inc.                                                   810         56,489
Amylin Pharmaceuticals, Inc.                                  294         14,347
Applied Biosystems Group-Applera Corp.                        614         19,740
Arthrocare Corp.                                              226          9,953
Barr Pharmaceuticals, Inc.                                    272         13,535
Bausch & Lomb, Inc. (a)                                       155          7,332
Beckman Coulter, Inc. (a)                                     181         10,362
Becton Dickinson & Co. (a)                                    182         11,997
Bio-Rad Laboratories, Inc. Class A                            168         11,070
Biogen Idec, Inc.                                             262         11,035
Boston Scientific Corp.                                       886         15,071
Bristol-Myers Squibb Co. (a)                                  896         21,477
C.R. Bard, Inc. (a)                                           307         21,788
Caremark Rx, Inc.                                             348         18,374
Celera Genomics Group-Applera Corp.                           866         11,691
Celgene Corp.                                                 995         47,651
Centene Corp.                                                 389          6,321
Cephalon, Inc.                                                166         10,913
Charles River Laboratories International, Inc.                211          7,491
CIGNA Corp. (a)                                                88          8,030
Community Health Systems, Inc.                                255          9,246
Cooper Cos. (a)                                               181          8,000
Covance, Inc.                                                 184         11,732
Coventry Health Care, Inc.                                    475         25,033
Cubist Pharmaceuticals, Inc.                                  496         11,368
CV Therapeutics, Inc.                                         404          4,949

Cytyc Corp.                                                   334          8,216
Dade Behring Holdings, Inc.                                   262         10,671
DaVita, Inc.                                                  293         14,656
Delta & Pine Land Co. (a)                                     429         14,676
Dentsply International, Inc. (a)                              408         12,770
Edwards Lifesciences Corp.                                    416         18,404
Endo Pharmaceuticals Holdings, Inc.                           321          9,973
Fisher Scientific International, Inc.                         360         26,680
Forest Laboratories, Inc.                                     272         12,596
Gen-Probe, Inc.                                               346         17,975
Genentech, Inc.                                               256         20,690
Genzyme Corp.                                                 200         13,656
Gilead Sciences, Inc.                                         355         21,825
Haemonetics Corp. (a)                                         176          7,721
Health Management Associates, Inc. Class A                    702         14,293
Health Net, Inc.                                              464         19,474
Healthways, Inc.                                              238         12,785
Henry Schein, Inc. (a)                                        254         12,042
Hillenbrand Industries, Inc. (a)                              177          8,790
Hologic, Inc.                                                 413         18,548
Hospira, Inc.                                                 652         28,486
Humana, Inc. (a)                                              471         26,343
IDEXX Laboratories, Inc. (a)                                  235         20,798
ImClone Systems, Inc. (a)                                     274          8,905
Immucor, Inc. (a)                                             469          9,338
Intuitive Surgical, Inc.                                       71          6,759
Invitrogen Corp.                                              155          9,577
Johnson & Johnson (a)                                       2,080        130,104
King Pharmaceuticals, Inc.                                    736         12,527
Kyphon, Inc.                                                  253          8,617
Laboratory Corp. of America Holdings                          390         25,124
LifePoint Hospitals, Inc.                                     358         12,061
Lincare Holdings, Inc.                                        294         10,234
Manor Care, Inc. (a)                                          319         15,966
Medco Health Solutions, Inc.                                  238         14,121
Medicines Co.                                                 434          9,092
Medicis Pharmaceutical Corp.                                  380         10,473
Medimmune, Inc.                                               729         18,502
Medtronic, Inc. (a)                                           891         45,013
Mentor Corp.                                                  268         11,915
Merck & Co., Inc. (a)                                       1,280         51,546
MGI Pharma, Inc.                                              541          7,904
Millennium Pharmaceuticals, Inc.                              932          9,152
Millipore Corp. (a)                                           145          9,084
Mylan Laboratories, Inc. (a)                                  663         14,559
Myriad Genetics, Inc.                                         351          8,642
Nektar Therapeutics                                           593          9,666
Neurocrine Biosciences, Inc.                                  254          2,350
Onyx Pharmaceuticals, Inc.                                    376          5,907
Owens & Minor, Inc. (a)                                       356         10,755
Patterson Cos., Inc.                                          341         11,342
PDL BioPharma, Inc.                                           788         14,192
Pediatrix Medical Group, Inc. (a)                             332         14,077
Perrigo Co.                                                   804         12,735
Pfizer, Inc. (a)                                            4,081        106,065
Pharmaceutical Product Development, Inc.                      416         16,008
PolyMedica Corp.                                              226          8,748
Quest Diagnostics, Inc. (a)                                   458         27,535
ResMed, Inc.                                                  492         22,834
Respironics, Inc. (a)                                         292         10,389

Rite Aid Corp. (a)                                          1,990          8,398
Sepracor, Inc.                                                308         15,215
Sierra Health Services, Inc. (a)                              362         15,631
St. Jude Medical, Inc. (a)                                    284         10,480
Stryker Corp. (a)                                             216          9,830
Sunrise Senior Living, Inc.                                   258          7,451
Techne Corp.                                                  254         12,621
Telik, Inc.                                                   483          8,192
Tenet Healthcare Corp. (a)                                  1,423          8,424
Triad Hospitals, Inc.                                         251          9,781
United Surgical Partners International, Inc.                  302          7,459
United Therapeutics Corp.                                     158          9,371
UnitedHealth Group, Inc.                                    1,005         48,069
Universal Health Services, Inc. Class B                       211         11,816
Varian Medical Systems, Inc. (a)                              384         17,403
Varian, Inc.                                                  224         10,076
Ventana Medical Systems, Inc.                                 299         13,936
Vertex Pharmaceuticals, Inc.                                  438         14,682
Waters Corp.                                                  325         13,221
Watson Pharmaceuticals, Inc.                                  317          7,098
WellPoint, Inc.                                               484         36,058
Wyeth                                                         612         29,664
Zimmer Holdings, Inc.                                         191         12,079
                                                                    ------------
                                                                       1,956,268
                                                                    ------------
INDUSTRIALS (12.5%)
Accenture Ltd. Class A                                        432         12,640
Aeroflex, Inc. (a)                                            674          6,834
AGCO Corp.                                                    817         18,758
Agilent Technologies, Inc.                                    421         11,973
Albany International Corp. Class A (a)                        266          9,557
Alexander & Baldwin, Inc. (a)                                 305         12,231
Alliance Data Systems Corp.                                   204         10,469
Alliant Techsystems, Inc.                                     263         21,077
Allied Waste Industries, Inc. (a)                             897          9,114
American Standard Cos., Inc.                                  515         19,894
Ametek, Inc. (a)                                              483         20,489
Amphenol, Inc.                                                257         14,413
Anixter International, Inc. (a)                               231         12,735
Aptargroup, Inc.                                              227         11,691
Armor Holdings, Inc.                                          226         11,675
Arrow Electronics, Inc.                                       360         10,174
Automatic Data Processing, Inc. (a)                           446         19,517
Avnet, Inc. (a)                                               415          7,553
Ball Corp. (a)                                                299         11,452
Banta Corp. (a)                                               224          7,914
Belden CDT, Inc.                                              424         13,759
Bemis Co., Inc. (a)                                           320          9,824
Benchmark Electronics, Inc.                                   405          9,854
Boeing Co. (a)                                                522         40,413
Brink's Co.                                                   410         22,587
C.H. Robinson Worldwide, Inc.                                 500         22,890
Carlisle Cos. (a)                                             217         17,336
Ceradyne, Inc.                                                229         11,196
Ceridian Corp.                                                452         10,853
CheckFree Corp.                                               222          9,879
Checkpoint Systems, Inc. (a)                                  340          5,610
Choicepoint, Inc.                                             260          8,882
Clarcor, Inc. (a)                                             360         10,235
Cognex Corp.                                                  402          9,487
Commscope, Inc.                                               489         15,271
Convergys Corp.                                               597         11,391

Corporate Executive Board Co.                                 121         11,374
Corrections Corp. of America                                  273         14,906
Crane Co. (a)                                                 464         17,818
Crown Holdings, Inc.                                        1,510         25,157
Cummins, Inc. (a)                                             161         18,837
Curtiss-Wright Corp. (a)                                      302          8,776
Danaher Corp. (a)                                             199         12,975
Deere & Co. (a)                                               160         11,611
Dionex Corp.                                                  186         10,295
Donaldson Co., Inc. (a)                                       511         16,807
DRS Technologies, Inc.                                        272         12,591
Eagle Materials, Inc.                                         375         13,485
EGL, Inc.                                                     218          9,572
EMCOR Group, Inc. (a)                                         217         11,180
Emdeon Corp.                                                1,129         13,582
Energy Conversion Devices, Inc.                               353         11,878
ESCO Technologies, Inc.                                       237         12,488
Esterline Technologies Corp. (a)                              236          9,990
Expeditors International of Washington, Inc.                  624         28,373
FedEx Corp. (a)                                               218         22,827
Fidelity National Information Services, Inc.                  379         13,545
First Data Corp. (a)                                          591         24,142
Fiserv, Inc.                                                  573         25,017
Flextronics International Ltd.                              1,719         19,493
Flir Systems, Inc.                                            477         11,453
Florida Rock Industries, Inc. (a)                             206          7,840
Flowserve Corp. (a)                                           524         27,143
Fluor Corp.                                                   255         22,397
Foster Wheeler Ltd.                                           429         16,362
FTI Consulting, Inc.                                          397         10,421
Gardner Denver, Inc. (a)                                      480         16,632
General Cable Corp. (a)                                       443         15,815
General Electric Co. (a)                                    5,990        195,814
General Maritime Corp.                                        422         15,319
Global Payments, Inc.                                         230          9,784
Graco, Inc. (a)                                               482         18,938
GrafTech International Ltd.                                   335          1,799
Granite Construction, Inc.                                    301         13,090
Harsco Corp. (a)                                              290         23,377
Hewitt Associates, Inc. Class A                               369          8,291
Honeywell International, Inc. (a)                             510         19,737
Hubbell, Inc. Class B (a)                                     220         10,340
IDEX Corp. (a)                                                344         14,947
Ingersoll-Rand Co. Ltd. Class A                               219          7,840
Iron Mountain, Inc.                                           323         13,243
ITT Industries, Inc. (a)                                      541         27,348
J.B. Hunt Transport Services, Inc.                            498         10,244
Jabil Circuit, Inc.                                           519         11,989
Jacobs Engineering Group, Inc.                                170         14,108
Jarden Corp.                                                  440         12,756
JLG Industries, Inc. (a)                                      712         12,887
Joy Global, Inc.                                              343         12,869
Kansas City Southern                                          657         16,175
Kemet Corp.                                                 1,026          8,588
Kennametal, Inc. (a)                                          268         14,271
L-3 Communications Holdings, Inc.                             352         25,925
Landstar System, Inc.                                         409         17,460
Lockheed Martin Corp. (a)                                     269         21,434
Louisiana-Pacific Corp. (a)                                   445          8,900
Manitowoc Co. (a)                                             412         16,175

Martin Marietta Materials, Inc. (a)                           138         11,112
Masco Corp. (a)                                               289          7,725
MDU Resources Group, Inc. (a)                                 506         12,461
MeadWestvaco Corp.                                            560         14,627
Mettler-Toledo International, Inc.                            170         10,460
Molex, Inc. Class A                                           336          9,082
Monster Worldwide, Inc.                                       317         12,680
MPS Group, Inc.                                               915         11,886
MSC Industrial Direct Co. (a)                                 314         12,946
Mueller Industries, Inc.                                      300         11,022
National Instruments Corp.                                    368         10,212
Nordson Corp.                                                 208          9,464
Northrop Grumman Corp. (a)                                    219         14,496
OMI Corp. (a)                                                 680         15,001
Oshkosh Truck Corp.                                           215          9,219
Owens-Illinois, Inc. (a)                                      590          8,927
Pactiv Corp. (a)                                              604         14,804
Pall Corp. (a)                                                378          9,858
Paychex, Inc. (a)                                             261          8,921
PerkinElmer, Inc. (a)                                       1,091         19,671
PHH Corp.                                                     368          9,204
Powerwave Technologies, Inc.                                  998          7,924
Precision Castparts Corp. (a)                                 390         23,264
Quanex Corp. (a)                                              261          9,472
Quanta Services, Inc.                                         918         14,651
R.R. Donnelley & Sons Co. (a)                                 655         19,119
Raytheon Co.                                                  296         13,341
Republic Services, Inc.                                       368         14,779
Resources Connection, Inc.                                    331          7,835
Robert Half International, Inc.                               506         16,374
Rockwell Automation Corp. (a)                                 128          7,933
Rockwell Collins, Inc.                                        463         24,710
Roper Industries, Inc.                                        251         11,345
Ryder System, Inc. (a)                                        256         12,902
Sanmina-SCI Corp.                                           2,241          7,754
Sealed Air Corp. (a)                                          246         11,621
Shaw Group, Inc. (a)                                          702         14,524
Simpson Manufacturing Co.                                     258          7,224
Smurfit-Stone Container Corp.                                 771          7,803
Solectron Corp.                                             2,954          8,921
Sonoco Products Co. (a)                                       300          9,759
SPX Corp.                                                     231         12,624
Stericycle, Inc. (a)                                          315         21,162
Symbol Technologies, Inc.                                   1,022         11,293
TASER International, Inc.                                     167          1,206
Technitrol, Inc. (a)                                          439         10,878
Tektronix, Inc. (a)                                           344          9,381
Teleflex, Inc. (a)                                            254         14,501
Temple-Inland, Inc. (a)                                       348         14,804
Terex Corp. (a)                                               218          9,775
Tetra Tech, Inc.                                              509          8,159
Texas Industries, Inc. (a)                                    158          7,802
Textron, Inc. (a)                                             328         29,490
Thomas & Betts Corp. (a)                                      425         20,115
Toro Co. (a)                                                  302         12,506
Trimble Navigation Ltd.                                       374         17,963
Tyco International Ltd. (a)                                   929         24,238
Union Pacific Corp. (a)                                       174         14,790
United Parcel Service, Inc. Class B                           466         32,112
United Rentals, Inc. (a)                                      597         16,668
USG Corp.                                                     119          5,517
Vishay Intertechnology, Inc.                                  714         10,017

Vulcan Materials Co. (a)                                      268         17,948
W.W. Grainger, Inc. (a)                                       238         14,777
Walter Industries, Inc.                                       270         12,085
Washington Group International, Inc.                          183          9,882
Waste Connections, Inc.                                       324         12,111
Waste Management, Inc. (a)                                    365         12,549
Watsco, Inc. (a)                                              219          9,706
Werner Enterprises, Inc.                                      512          9,216
Wesco International, Inc.                                     191         11,126
YRC Worldwide, Inc.                                           380         15,116
                                                                    ------------
                                                                       2,502,607
                                                                    ------------
INFORMATION TECHNOLOGY (11.0%)
ADC Telecommunications, Inc.                                  488          5,968
Adobe Systems, Inc. (a)                                       465         13,257
Adtran, Inc.                                                  627         13,712
Affiliated Computer Services, Inc. Class A (a)                189          9,626
Agere Systems, Inc.                                         1,635         23,806
Akamai Technologies, Inc.                                     459         18,190
Altera Corp.                                                1,063         18,401
American Power Conversion Corp.                               556          9,385
American Tower Corp. Class A                                  336         11,357
Amkor Technology, Inc.                                        927          5,729
Analog Devices, Inc.                                          284          9,182
Ansys, Inc. (a)                                               298         13,675
Apple Computer, Inc.                                          625         42,475
Applied Materials, Inc. (a)                                 1,256         19,769
Arris Group, Inc.                                             940         10,049
ATMI, Inc.                                                    346          9,193
Autodesk, Inc. (a)                                            678         23,127
Avaya, Inc.                                                 1,369         12,677
Avocent Corp.                                                 344          8,800
BEA Systems, Inc.                                           1,184         13,900
BMC Software, Inc.                                            658         15,410
Broadcom Corp.                                                322          7,725
Brocade Communications Systems, Inc.                        2,369         14,830
Brooks Automation, Inc.                                       674          7,609
Caci International, Inc. Class A                              210         11,834
Cadence Design Systems, Inc.                                  831         13,454
Cerner Corp. (a)                                              247          9,999
Check Point Software Technologies Ltd.                        547          9,190
Ciena Corp.                                                 6,904         25,062
Cisco Systems, Inc.                                         4,274         76,290
Cognizant Technology Solutions Corp.                          405         26,523
Computer Sciences Corp. (a)                                   562         29,443
Compuware Corp.                                             1,454         10,163
Conexant Systems, Inc.                                      4,282          7,665
Corning, Inc. (a)                                             840         16,019
Cree, Inc.                                                    530         10,457
Crown Castle International Corp.                              660         23,252
CSG Systems International, Inc. (a)                           428         11,145
Cymer, Inc.                                                   257         10,054
Cypress Semiconductor Corp.                                 1,209         18,365
Dell, Inc.                                                  1,415         30,677
Digital River, Inc.                                           239         10,717
DST Systems, Inc.                                             185         10,417
Dycom Industries, Inc.                                        475          8,545
EarthLink, Inc.                                             1,165          8,400

Electronics for Imaging, Inc. (a)                             485          9,787
EMC Corp.                                                   1,850         18,778
Emulex Corp.                                                  748         11,138
F5 Networks, Inc.                                             262         12,141
Fair Isaac Corp. (a)                                          273          9,222
FileNet Corp.                                                 388         12,346
Google, Inc. Class A                                          143         55,284
Harris Corp. (a)                                              392         17,856
Hewlett-Packard Co. (a)                                     1,549         49,429
Hyperion Solutions Corp.                                      409         12,744
Ikon Office Solutions, Inc. (a)                             1,066         14,721
Ingram Micro, Inc. Class A (a)                              1,450         25,564
Insight Enterprises, Inc.                                     439          7,437
Integrated Device Technology, Inc. (a)                      1,814         28,063
Intel Corp. (a)                                             4,090         73,619
InterDigital Communications Corp. (a)                         380         10,416
Intergraph Corp. (a)                                          263          9,344
International Business Machines Corp. (a)                   1,112         86,079
International Rectifier Corp.                                 287         10,232
Internet Security Systems, Inc.                               795         17,880
Intersil Corp. Class A                                        470         11,050
JDS Uniphase Corp.                                          4,677          9,962
Juniper Networks, Inc.                                        535          7,196
KLA-Tencor Corp. (a)                                          196          8,269
Kronos, Inc.                                                  221          6,411
Lam Research Corp. (a)                                        551         22,916
Lexmark International, Inc.                                   348         18,809
Liberty Media Holding Corp. - Capital                         103          8,406
Liberty Media Holding Corp. - Interactive                     518          8,531
Linear Technology Corp. (a)                                   302          9,770
LSI Logic Corp. (a)                                         1,180          9,676
Lucent Technologies, Inc. (a)                               3,691          7,862
Macrovision Corp.                                             604         11,850
Marvell Technology Group Ltd.                                 346          6,418
Maxim Integrated Products, Inc.                               252          7,404
McAfee, Inc.                                                  492         10,603
MEMC Electronic Materials, Inc. (a)                           439         13,354
Mentor Graphics Corp.                                         940         12,953
Micrel, Inc.                                                  740          7,903
Microchip Technology, Inc.                                    616         19,872
Micron Technology, Inc. (a)                                   168          2,614
Micros Systems, Inc.                                          264         10,560
Microsemi Corp.                                               408         10,322
Microsoft Corp.                                             6,442        154,800
Motorola, Inc. (a)                                          2,055         46,772
NCR Corp. (a)                                                 547         17,581
Network Appliance, Inc. (a)                                   284          8,432
Novell, Inc. (a)                                            1,143          7,418
Novellus Systems, Inc.                                        428         10,833
NVIDIA Corp.                                                  940         20,802
OmniVision Technologies, Inc.                                 393          7,467
Oracle Corp.                                                3,018         45,179
Parametric Technology Corp.                                   979         15,135
Perot Systems Corp.                                           762         10,150
Photronics, Inc. (a)                                          105          1,467
Plantronics, Inc.                                             335          5,213
PMC-Sierra, Inc. (a)                                          768          3,924
QLogic Corp.                                                  506          8,850
Qualcomm, Inc.                                              1,093         38,539
Red Hat, Inc. (a)                                             493         11,674

RF Micro Devices, Inc.                                      1,688         10,398
RSA Security, Inc.                                            644         17,762
Salesforce.com, Inc.                                          317          8,147
SanDisk Corp. (a)                                              47          2,193
SBA Communications Corp.                                      751         17,934
Seagate Technology                                            448         10,394
Silicon Laboratories, Inc.                                    282         10,411
SiRF Technology Holdings, Inc.                                372          7,105
Skyworks Solutions, Inc.                                    1,893          8,310
SRA International, Inc. Class A                               328          7,934
Sun Microsystems, Inc.                                      2,824         12,284
Sybase, Inc. (a)                                              812         17,093
Sycamore Networks, Inc.                                     2,190          7,972
Symantec Corp.                                                924         16,050
Synopsys, Inc.                                                611         10,937
Tellabs, Inc. (a)                                           1,249         11,741
Teradyne, Inc.                                                590          7,753
Texas Instruments, Inc.                                     1,129         33,622
TIBCO Software, Inc.                                        1,796         14,296
Transaction Systems Architects, Inc. (a)                      346         12,809
Transmeta Corp.                                               924          1,247
Unisys Corp.                                                1,429          7,316
United Online, Inc.                                           745          8,128
United Stationers, Inc.                                       232         11,407
Varian Semiconductor Equipment                                535         16,960
Associates Inc
Vitesse Semiconductor Corp.                                 2,706          2,544
Websense, Inc.                                                326          6,113
Wind River Systems, Inc. (a)                                  729          6,029
Yahoo!, Inc.                                                1,030         27,954
Zebra Technologies Corp. Class A                              210          6,584
                                                                    ------------
                                                                       2,203,977
                                                                    ------------
MATERIALS (4.0%)
Air Products & Chemicals, Inc. (a)                            172         10,996
AK Steel Holding Corp. (a)                                    933         12,054
Alcoa, Inc. (a)                                               577         17,281
Allegheny Technologies, Inc. (a)                              351         22,425
Arch Coal, Inc.                                               402         15,252
Ashland, Inc.                                                 222         14,765
Cameron International Corp.                                   333         16,787
Carpenter Technology Corp. (a)                                152         14,957
Chaparral Steel Co.                                           212         14,880
Chemtura Corp.                                                983          8,464
Cleveland-Cliffs, Inc. (a)                                    302         10,917
Coeur d'Alene Mines Corp. (a)                               2,259         10,798
CON-WAY, Inc.                                                 214         10,589
Consol Energy, Inc.                                           538         22,144
Cytec Industries, Inc. (a)                                    262         13,993
Dow Chemical Co. (a)                                          639         22,097
E.I. DuPont de Nemours & Co. (a)                              364         14,436
Eastman Chemical Co. (a)                                      248         12,308
Ecolab, Inc. (a)                                              543         23,387
Ferro Corp. (a)                                               498          8,043
FMC Corp. (a)                                                 334         20,604
Freeport-McMoRan Copper & Gold, Inc.                          527         28,754
Class B (a)
H.B. Fuller Co. (a)                                           259         10,355
Headwaters, Inc.                                              289          6,687
Hercules, Inc. (a)                                            912         12,677
International Coal Group, Inc.                              1,432          9,695

International Flavors & Fragrances, Inc. (a)                  367         13,579
International Paper Co. (a)                                   325         11,157
KFX, Inc.                                                     723         11,221
Lear Corp. (a)                                                293          6,613
Lyondell Chemical Co. (a)                                     681         15,166
Minerals Technologies, Inc.                                   187          9,466
Monsanto Co.                                                  414         17,798
Newmont Mining Corp. (a)                                      321         16,445
Nucor Corp. (a)                                               200         10,634
Olin Corp. (a)                                                632         10,131
OM Group, Inc. (a)                                            602         21,142
Oregon Steel Mills, Inc. (a)                                  332         15,352
Peabody Energy Corp.                                          200          9,980
Phelps Dodge Corp. (a)                                        169         14,760
Pool Corp.                                                    369         14,365
PPG Industries, Inc. (a)                                      144          8,862
Praxair, Inc. (a)                                             319         17,494
Reliance Steel & Aluminum Co. (a)                             394         14,125
Rohm & Haas Co. (a)                                           436         20,108
RPM International, Inc. (a)                                 1,050         19,677
RTI International Metals, Inc. (a)                            215          9,907
Ryerson, Inc.                                                  74          2,002
Sensient Technologies Corp.                                   521         10,389
Sigma-Aldrich Corp. (a)                                       169         11,746
Steel Dynamics, Inc.                                          317         18,392
Stillwater Mining Co.                                         600          6,996
U.S. Airways Group, Inc.                                      200          9,138
United States Steel Corp.                                     347         21,885
USEC, Inc.                                                    762          8,024
Visteon Corp.                                               1,030          7,354
Weyerhaeuser Co. (a)                                          161          9,444
Worthington Industries, Inc. (a)                              643         13,130
                                                                    ------------
                                                                         791,827
                                                                    ------------
TELECOMMUNICATION SERVICES (1.8%)
Alltel Corp. (a)                                              217         11,972
AT&T, Inc.                                                  2,576         77,255
BellSouth Corp. (a)                                         1,572         61,575
CenturyTel, Inc. (a)                                          374         14,425
Cincinnati Bell, Inc.                                       2,220          8,902
Citizens Communications Co. Series B                        1,021         13,099
Embarq Corp.                                                   64          2,896
Level 3 Communications, Inc.                                2,962         11,581
NII Holdings, Inc.                                            400         21,112
NTL, Inc.                                                     785         17,937
Qwest Communications International, Inc.                    4,622         36,930
Sprint Nextel Corp. (a)                                     1,290         25,542
Verizon Communications, Inc.                                1,530         51,745
Windstream Corp.                                              224          2,811
                                                                    ------------
                                                                         357,782
                                                                    ------------
UTILITIES (4.6%)
AGL Resources, Inc. (a)                                       661         25,792
Allegheny Energy, Inc.                                        493         20,238
Alliant Energy Corp.                                          353         12,772
Ameren Corp. (a)                                              591         30,436
American Electric Power Co., Inc. (a)                         255          9,211
Aquila, Inc.                                                3,378         14,998
Atmos Energy Corp. (a)                                        727         20,916
Avista Corp.                                                  575         14,364

Black Hills Corp.                                             293         10,498
CenterPoint Energy, Inc.                                      826         11,349
Cleco Corp. (a)                                               447         11,050
CMS Energy Corp. (a)                                          666          9,331
Consolidated Edison, Inc. (a)                                 204          9,561
Constellation Energy Group, Inc. (a)                          543         31,444
Dominion Resources, Inc. (Virginia)                           225         17,658
DPL, Inc. (a)                                                 365         10,132
DTE Energy Co. (a)                                            541         22,895
Duke Energy Corp. (Holding Co.)                               764         23,164
Edison International                                          248         10,262
El Paso Electric Co.                                          566         12,407
Energy East Corp. (a)                                         448         10,900
Entergy Corp. (a)                                             137         10,563
Exelon Corp.                                                  444         25,708
FirstEnergy Corp. (a)                                         218         12,208
FPL Group, Inc. (a)                                           239         10,310
Hawaiian Electric Industries, Inc.                            727         20,836
IDACORP, Inc.                                                 377         14,055
KeySpan Corp.                                                 530         21,343
National Fuel Gas Co. (a)                                     337         12,516
NiSource, Inc. (a)                                            823         18,723
Northeast Utilities                                           631         14,134
Northwest Natural Gas Co.                                     324         12,302
NRG Energy, Inc.                                              246         12,116
NSTAR                                                         324         10,099
ONEOK, Inc. (a)                                               384         14,289
Peoples Energy Corp. (a)                                      341         14,394
Pepco Holdings, Inc.                                          573         14,039
PG&E Corp.                                                    245         10,212
Piedmont Natural Gas Co. (a)                                  652         16,782
Pinnacle West Capital Corp. (a)                               296         12,731
PNM Resources, Inc.                                           565         15,148
PPL Corp.                                                     315         10,716
Progress Energy, Inc.                                         209          9,102
Public Service Enterprise Group, Inc. (a)                     158         10,654
Puget Energy, Inc.                                            484         10,750
Questar Corp. (a)                                             248         21,973
Reliant Energy, Inc.                                          907         11,410
Scana Corp.                                                   311         12,437
Sierra Pacific Resources                                    1,849         26,718
Southern Co. (a)                                              491         16,586
Southern Union Co. (a)                                        947         25,702
Teco Energy, Inc. (a)                                         607          9,676
UGI Corp. (a)                                                 938         23,309
UniSource Energy Corp. (a)                                    381         12,710
Vectren Corp.                                                 687         19,105
Westar Energy, Inc.                                           774         17,879
WGL Holdings, Inc.                                            440         13,213
Wisconsin Energy Corp. (a)                                    356         15,023
Xcel Energy, Inc.                                           1,219         24,429
                                                                    ------------
                                                                         923,278
                                                                    ------------
TOTAL COMMON STOCKS (COST $18,666,719)                                18,045,710
                                                                    ============
CORPORATE BONDS (1.9%)
CONSUMER DISCRETIONARY (0.2%)
Comcast Corp., 6.50%, 11/15/35                             13,000         12,442
Kimberly-Clark Corp., 5.00%, 8/15/13                        7,000          6,809
May Department Stores Co., 5.75%, 7/15/14                   4,000          3,928

Time Warner Cos., Inc., 7.57%, 2/1/24                       7,000          7,465
                                                                    ------------
                                                                          30,644
                                                                    ------------
CONSUMER STAPLES (0.2%)
Anheuser-Busch Cos., Inc., 5.05%,                           4,000          3,789
10/15/16
Bottling Group LLC, 4.63%, 11/15/12                         2,000          1,905
Coca-Cola Enterprises, 8.50%, 2/1/22                        4,000          4,971
Conagra Foods, 6.75%, 9/15/11                               4,000          4,157
Kraft Foods, Inc., 6.25%, 6/1/12                            3,000          3,064
Procter & Gamble Co., 4.95%, 8/15/14                        5,000          4,804
Target Corp., 5.88%, 3/1/12                                 4,000          4,068
WAL-MART Stores, 4.55%, 5/1/13                              8,000          7,562
                                                                    ------------
                                                                          34,320
                                                                    ------------
ENERGY (0.1%)
ChevronTexaco Capital Co., 3.50%, 9/17/07                  15,000         14,679
Conoco, Inc., 6.95%, 4/15/29                                4,000          4,435
Kinder Morgan Energy Partners, 7.75%, 3/15/32               4,000          4,390
                                                                    ------------
                                                                          23,504
                                                                    ------------
FINANCIALS (0.8%)
Allstate Corp., 7.20%, 12/1/09                              4,000          4,209
American General Finance, 5.38%, 10/1/12                   13,000         12,735
Bank One Corp., 2.63%, 6/30/08                             17,000         16,141
Bear Stearns Co., 3.25%, 3/25/09                            4,000          3,784
Caterpillar Financial Services Corp., 5.05%, 12/1/10        4,000          3,929
Citigroup, Inc., 6.63%, 1/15/28                            14,000         14,771
Credit Suisse First Boston USA, Inc., 6.13%,               13,000         13,304
11/15/11
First Union National, 7.80%, 8/18/10                        7,000          7,538
Goldman Sachs Group, Inc., 5.13%, 1/15/15                  10,000          9,468
Household Finance Corp., 4.63%, 1/15/08                    16,000         15,826
John Deere Capital Corp., 7.00%, 3/15/12                    4,000          4,249
John Hancock Global Funding, 7.90%, 7/2/10                  5,000          5,453
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12              4,000          4,177
Merrill Lynch & Co., 4.25%, 2/8/10                         13,000         12,447
Morgan Stanley Dean Witter, 6.75%, 4/15/11                  9,000          9,404
National City Corp., 4.50%, 3/15/10                         5,000          4,828
Prudential Financial, Inc., 5.10%, 9/20/14                  4,000          3,796
Sprint Capital Corp., 8.38%, 3/15/12                        7,000          7,772
U.S. Bank NA, 6.38%, 8/1/11                                 4,000          4,154
Verizon Global Funding Corp., 7.25%, 12/1/10               15,000         15,852
Wells Fargo & Co., 4.63%, 8/9/10                            8,000          7,785
                                                                    ------------
                                                                         181,622
                                                                    ------------
HEALTH CARE (0.0%)
Wyeth, 5.50%, 2/1/14                                        5,000          4,899
                                                                    ------------
INDUSTRIALS (0.2%)

Boeing Co., 6.13%, 2/15/33                                  4,000          4,114
General Electric Co., 5.00%, 2/1/13                        20,000         19,360
Tyco International Group SA, 6.38%, 10/15/11                4,000          4,125
Union Pacific Corp., 4.88%, 1/15/15                         9,000          8,452
                                                                    ------------
                                                                          36,051
                                                                    ------------
INFORMATION TECHNOLOGY (0.1%)
Bellsouth Corp., 4.20%, 9/15/09                             5,000          4,798
IBM Corp., 8.38%, 11/1/19                                   4,000          4,876
Motorola, Inc., 7.63%, 11/15/10                             3,000          3,233
SBC Communications, Inc., 6.15%, 9/15/34                    9,000          8,366
                                                                    ------------
                                                                          21,273
                                                                    ------------
MATERIALS (0.1%)
Burlington North Santa Fe, 7.00%, 12/15/25                  4,000          4,358
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14                3,000          2,837
United Technologies Corp., 4.88%, 5/1/15                    3,000          2,831
Weyerhaeuser Co., 6.95%, 8/1/17                             4,000          4,130
                                                                    ------------
                                                                          14,156
                                                                    ------------
UTILITIES (0.2%)
Carolina Power and Light, 5.13%, 9/15/13                    5,000          4,814
Consolidated Edison, Inc., 4.70%, 6/15/09                  13,000         12,746
Dominion Resources, 4.13%, 2/15/08                          4,000          3,915
Duke Energy Corp., 6.25%, 1/15/12                           4,000          4,104
Exelon Corp., 4.90%, 6/15/15                                4,000          3,685
National Rural Utilities, 7.25%, 3/1/12                     7,000          7,522
Southern Power Co., 4.88%, 7/15/15                          4,000          3,682
                                                                    ------------
                                                                          40,468
                                                                    ------------
TOTAL CORPORATE BONDS (COST $392,672)                                    386,937
                                                                    ============
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(1.9%)
FANNIE MAE (0.9%)
6.00%, 6/1/17, Pool #555004                                 7,370          7,423
5.50%, 8/1/17, Pool #826283                                 3,609          3,582
5.50%, 2/1/18, Pool #703712                                 9,413          9,314
5.00%, 5/1/18, Pool #703444                                 7,895          7,669
4.50%, 1/1/19, Pool #735057                                 5,736          5,493
5.00%, 12/1/19, Pool #745369                                3,764          3,668
5.00%, 3/1/20, Pool #819410                                 3,817          3,709
5.50%, 3/1/20, Pool #735611                                 3,750          3,720
4.50%, 9/1/20, Pool #839289                                 5,864          5,603
5.50%, 7/1/25, Pool #255809                                14,387         14,093
6.00%, 10/1/32, Pool #667994                               13,247         13,216
5.00%, 8/1/33, Pool #713679                                32,754         30,999
6.00%, 9/1/33, Pool #736937                                 5,593          5,559
5.50%, 1/1/34, Pool #756233                                15,112         14,677
7.00%, 4/1/34, Pool #780703                                11,100         11,386
5.00%, 5/1/34, Pool #768230                                 8,820          8,347
5.50%, 1/1/35, Pool #808374                                19,861         19,289
6.00%, 4/1/35, Pool #735503                                 5,365          5,349
5.00%, 8/1/35, Pool #848355                                17,125         16,207
                                                                    ------------
                                                                         189,303
                                                                    ------------
FREDDIE MAC (0.8%)
4.00%, 6/1/18, Pool #E01401                                 9,537          8,910

5.00%, 10/1/18, Pool #B10252                                4,458          4,334
4.50%, 11/1/18, Pool #E01489                                9,558          9,129
4.50%, 12/1/18, Pool #G11657                                7,740          7,392
4.50%, 1/1/19, Pool #B11878                                15,084         14,407
4.50%, 7/1/19, Pool #B15661                                 3,677          3,507
5.00%, 8/1/33, Pool #A12886                                 7,977          7,580
5.50%, 8/1/33, Pool #A11851                                11,536         11,255
5.00%, 10/1/33, Pool #A14805                               12,576         11,949
5.00%, 4/1/34, Pool #A20534                                 7,403          7,023
6.00%, 7/1/34, Pool #A24370                                 9,859          9,826
5.50%, 10/1/34, Pool #A27526                                9,510          9,273
5.00%, 12/1/34, Pool #A29017                               12,699         12,048
5.50%, 10/1/35, Pool #A39170                               18,321         17,810
5.50%, 11/1/35, Pool #A47728                               17,442         16,954
                                                                    ------------
                                                                         151,397
                                                                    ------------
GINNIE MAE (0.2%)
6.00%, 2/15/32, Pool #569704                               23,277         23,325
5.50%, 4/15/33, Pool #603566                                4,585          4,494
5.50%, 4/15/34, Pool #626116                                3,448          3,379
6.00%, 9/20/34, Pool #3611                                  5,271          5,264
5.50%, 9/15/35, Pool #644611                                3,988          3,905
                                                                    ------------
                                                                          40,367
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(COST $384,592)                                                          381,067
                                                                    ============
U.S. GOVERNMENT AGENCY SECURITIES (0.4%)
FANNIE MAE (0.2%)
4.63%, 1/15/08, MTN                                        10,000          9,903
4.50%, 10/15/08, MTN                                       10,000          9,853
6.63%, 9/15/09, MTN                                        10,000         10,400
                                                                    ------------
                                                                          30,156
                                                                    ------------
FEDERAL HOME LOAN BANK (0.1%)
4.63%, 2/8/08, Series 627                                  10,000          9,900
4.63%, 11/21/08, Series 598                                10,000          9,868
                                                                    ------------
                                                                          19,768
                                                                    ------------
FREDDIE MAC (0.1%)
4.63%, 2/21/08, MTN                                        10,000          9,898
4.63%, 12/19/08, MTN                                       10,000          9,865
4.75%, 1/18/11, MTN                                        10,000          9,794
4.75%, 1/19/16, MTN                                         5,000          4,765
6.25%, 7/15/32, MTN                                         5,000          5,507
                                                                    ------------
                                                                          39,829
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $90,623)                                                            89,753
                                                                    ============
U.S. TREASURY OBLIGATIONS (2.9%)
U.S. TREASURY BILLS (1.3%)
4.75%, 8/17/06                                             35,000         34,925
5.00%, 10/19/06                                           225,000        222,595
                                                                    ------------
                                                                         257,520
                                                                    ------------
U.S. TREASURY BONDS (0.2%)
6.00%, 2/15/26                                             10,000         11,009
5.25%, 11/15/28                                            14,000         14,173
5.38%, 2/15/31                                             10,000         10,340
                                                                    ------------
                                                                          35,522
                                                                    ------------
U.S. TREASURY NOTES (1.4%)
3.13%, 5/15/07                                             54,000         53,163
5.63%, 5/15/08                                             40,000         40,423
4.00%, 6/15/09                                             55,000         53,651
4.00%, 4/15/10                                             34,000         32,956

5.00%, 2/15/11                                             30,000         30,144
4.88%, 2/15/12                                             20,000         19,973
4.00%, 2/15/15                                             20,000         18,670
4.25%, 8/15/15                                             32,000         30,325
                                                                    ------------
                                                                         279,305
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $575,452)                          572,347
                                                                    ============
INVESTMENT COMPANIES (3.7%)
American Beacon U.S. Government                           737,679        737,679
                                                                    ------------
Money Market
TOTAL INVESTMENT COMPANIES (COST $737,679)                               737,679
                                                                    ============
TOTAL INVESTMENTS (COST $20,847,737) (B) - 101.1%                     20,213,493
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%                          (226,630)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 19,986,863
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $24,671:

Unrealized Appreciation                                             $    794,788
Unrealized (Depreciation)                                             (1,453,703)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          $   (658,915)
                                                                    ============

MTN - Medium Term Note

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

AMERICAN INDEPENDENCE FUNDS TRUST
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(UNAUDITED)

ORGANIZATION

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust. The Trust currently offers ten
(10) series, or mutual funds (individually, a "Fund"; collectively, the "Funds"), each with its own investment objectives and strategies.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

INVESTMENT VALUATION

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the Funds' Investment Adviser (or the Sub-Adviser) in accordance with guidelines approved by the Trust's Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield relating to instruments or securities with similar characteristics.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which the Adviser deems creditworthy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of

AMERICAN INDEPENDENCE FUNDS TRUST
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(UNAUDITED)

any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

INVESTMENT TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust


By (Signature and Title)* /s/ Eric Rubin
                          -------------------------------------
                          Eric Rubin
                          President

Date September 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Eric Rubin
                          -------------------------------------
                          Eric Rubin
                          President

Date September 29, 2006


By (Signature and Title)* /s/ John Pileggi
                          -------------------------------------
                          John Pileggi
                          Treasurer

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.